UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end:  09/30/2018

Date of reporting period:  12/31/2017

Item 1 — Schedule of Investments

Schedule of Investments (unaudited) December 31, 2017	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 104.8%

Equity Funds — 26.0%
BlackRock Global Allocation Fund, Inc., Class K	506,064	$10,020,076
BlackRock Total Emerging Markets Fund, Institutional Class	629,754	6,631,307
iShares Core MSCI EAFE ETF	100,752	6,658,700
iShares Core S&P 500 ETF	75,793	20,376,948
iShares Core S&P Total U.S. Stock Market ETF	669,931	40,959,581

		84,646,612

Fixed Income Funds — 74.6%
BlackRock Global Long/Short Credit Fund, Class K	1,209,674	12,532,222
BlackRock High Yield Bond Portfolio, Class K	1,252,755	9,771,485
BlackRock Strategic Income Opportunities Portfolio, Class K	3,861,411	38,498,263
iShares 20+ Year Treasury Bond ETF (a)	50,695	6,431,168
iShares 7-10 Year Treasury Bond ETF	361,458	38,159,121
iShares Intermediate Credit Bond ETF	215,156	23,497,187
iShares J.P. Morgan USD Emerging Markets Bond ETF	60,462	7,019,638
iShares TIPS Bond ETF (a)	56,445	6,439,246
Master Total Return Portfolio	$51,504,976	51,504,976
U.S. Total Bond Index Master Portfolio	$49,634,098	49,634,098

		243,487,404

Short-Term Securities — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17% (b)	626,994	626,994
SL Liquidity Series, LLC, Money Market Series, 1.53% (b)(c)	12,970,490	12,969,193

		13,596,187

Total Affiliated Investment Companies — 104.8% (Cost: $319,058,289)		341,730,203
Liabilities in Excess of Other Assets — (4.8)%		(15,541,455)

Net Assets — 100.0%		$326,188,748

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund, Inc., Class K	510,193	25,707		(29,836)	506,064	$10,020,076	$112,341	$398,117	$(263,590)
BlackRock Global Long/Short Credit Fund, Class K	1,224,237	22,840		(37,403)	1,209,674	12,532,222	167,110	8,965	(92,218)
BlackRock High Yield Bond Portfolio, Class K	—	1,287,526		(34,771)	1,252,755	9,771,485	124,863	15,858	(73,862)
BlackRock Liquidity Funds, T-Fund, Institutional Class	67,880	559,114	(b)	—	626,994	626,994	578	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,920,724	58,681		(117,994)	3,861,411	38,498,263	386,019	10,998	(50,270)
BlackRock Total Emerging Markets Fund, Institutional Class	658,751	31,815		(60,812)	629,754	6,631,307	97,213	266,314	(231,922)
iShares 20+ Year Treasury Bond ETF	51,826	355		(1,486)	50,695	6,431,168	53,030	569	106,044
iShares 7-10 Year Treasury Bond ETF	185,126	186,947		(10,615)	361,458	38,159,121	207,873	(49,131)	(278,140)
iShares Core MSCI EAFE ETF	107,503	606		(7,357)	100,752	6,658,700	74,310	83,366	116,401
iShares Core S&P 500 ETF	106,292	478		(30,977)	75,793	$20,376,948	$97,389	$391,281	$945,078

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock 20/80 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Core S&P Total U.S. Stock Market ETF	689,257	7,783	(27,109)		669,931	40,959,581	202,721		150,504	2,231,403
iShares iBoxx $ High Yield Corporate Bond ETF	113,972	—	(113,972)		—	—	41,601		116,838	(159,901)
iShares Intermediate Credit Bond ETF	277,556	—	(62,400)		215,156	23,497,187	209,256		(53,379)	(164,668)
iShares J.P. Morgan USD Emerging Markets Bond ETF	109,373	360	(49,271)		60,462	7,019,638	126,827		(18,688)	(28,906)
iShares TIPS Bond ETF	57,766	361	(1,682)		56,445	6,439,246	52,684		2,047	26,055
Master Total Return Portfolio	$51,921,154	—	$(416,178	)(c)(d)	$51,504,976	51,504,976	607,679		54,238	6,124,892
SL Liquidity Series, LLC, Money Market Series	19,599,212	—	(6,628,722	)(c)	12,970,490	12,969,193	6,777	(e)	(682)	(1,281)
U.S. Total Bond Index Master Portfolio	$50,677,655	—	$(1,043,557	)(c)(d)	$49,634,098	49,634,098	297,559		(62,838)	638,363

						$341,730,203	$2,865,830		$1,314,377	$8,843,478

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock 20/80 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	593,684	USD	457,463	Standard Chartered Bank	01/03/18	$5,760
CHF	493,936	USD	500,340	Standard Chartered Bank	01/03/18	6,728
DKK	801,316	USD	127,971	Standard Chartered Bank	01/03/18	1,217
EUR	1,798,493	USD	2,137,714	Standard Chartered Bank	01/03/18	20,861
GBP	866,969	USD	1,160,978	Standard Chartered Bank	01/03/18	9,759
HKD	1,630,017	USD	208,491	Standard Chartered Bank	01/03/18	164
ILS	95,533	USD	27,440	Standard Chartered Bank	01/03/18	20
NOK	446,993	USD	53,450	Standard Chartered Bank	01/03/18	999
NZD	30,201	USD	21,174	Standard Chartered Bank	01/03/18	228
SEK	1,718,098	USD	205,070	Standard Chartered Bank	01/03/18	4,440
SEK	61,113	USD	7,367	State Street Bank and Trust Co.	01/03/18	86
SGD	120,316	USD	89,545	Standard Chartered Bank	01/03/18	422
USD	200,079	HKD	1,561,857	Morgan Stanley & Co. International PLC	01/03/18	149
USD	8,731	HKD	68,160	State Street Bank and Trust Co.	01/03/18	6
USD	54,675	NOK	446,993	State Street Bank and Trust Co.	01/03/18	225
JPY	187,567,552	USD	1,656,172	Standard Chartered Bank	01/04/18	8,993
USD	1,684,197	JPY	187,567,552	Bank of America N.A.	01/04/18	19,032

						79,089

GBP	15,235	USD	20,655	Standard Chartered Bank	01/03/18	(82)
USD	444,726	AUD	586,156	Standard Chartered Bank	01/03/18	(12,624)
USD	5,713	AUD	7,528	Standard Chartered Bank	01/03/18	(160)
USD	503,658	CHF	493,936	National Australia Bank Ltd.	01/03/18	(3,410)
USD	127,311	DKK	801,316	Citibank N.A.	01/03/18	(1,877)
USD	2,125,822	EUR	1,798,493	Bank of America N.A.	01/03/18	(32,753)
USD	1,174,158	GBP	882,203	Morgan Stanley & Co. International PLC	01/03/18	(17,152)
USD	27,231	ILS	95,533	Bank of America N.A.	01/03/18	(229)
USD	20,695	NZD	30,201	National Australia Bank Ltd.	01/03/18	(707)
USD	213,274	SEK	1,779,211	Royal Bank of Canada	01/03/18	(3,689)
USD	89,229	SGD	120,316	Morgan Stanley & Co. International PLC	01/03/18	(737)
USD	457,421	AUD	593,684	Standard Chartered Bank	02/02/18	(5,805)
USD	501,287	CHF	493,936	Standard Chartered Bank	02/02/18	(6,861)
USD	118,808	DKK	743,169	Standard Chartered Bank	02/02/18	(1,233)
USD	2,098,073	EUR	1,762,297	Standard Chartered Bank	02/02/18	(20,884)
USD	1,161,996	GBP	866,969	Standard Chartered Bank	02/02/18	(9,924)
USD	208,594	HKD	1,630,017	Standard Chartered Bank	02/02/18	(193)
USD	27,469	ILS	95,533	Standard Chartered Bank	02/02/18	(22)
USD	1,667,855	JPY	188,636,619	Standard Chartered Bank	02/02/18	(9,151)
USD	53,483	NOK	446,993	Standard Chartered Bank	02/02/18	(1,015)
USD	21,164	NZD	30,201	Standard Chartered Bank	02/02/18	(230)
USD	205,417	SEK	1,718,098	Standard Chartered Bank	02/02/18	(4,482)
USD	89,577	SGD	120,316	Standard Chartered Bank	02/02/18	(432)

						(133,652)
Net Unrealized Depreciation						$(54,563)

Currency Abbreviations

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
CHF	Swiss Franc	HKD	Hong Kong Dollar	SEK	Swedish Krona
DKK	Danish Krone	ILS	Israel Shekel	SGD	Singapore Dollar
EUR	Euro	JPY	Japanese Yen	USD	US Dollar
		NOK	Norwegian Krone

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock 20/80 Target Allocation Fund

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Affiliated Investment Companies
Equity Funds(a)	$84,646,612	$—	$—	$84,646,612
Fixed Income Funds(a)	142,348,330	—	—	142,348,330
Short-Term Securities	626,994	—	—	626,994

Subtotal	$227,621,936	$—	$—	$227,621,936

Investments Valued at NAV(b)				114,108,267

Total Investments				$341,730,203

Derivative Financial Instruments(c)
Assets
Foreign currency exchange contracts	$—	$79,089	$—	$79,089
Liabilities
Foreign currency exchange contracts	—	(133,652)	—	(133,652)

	$—	$(54,563)	$—	$(54,563)

(a)	See above Schedule of Investments for values in each security type.
(b)	As of December 31, 2017, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between levels.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) December 31, 2017	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(d) — 102.5%

Equity Funds — 51.5%
BlackRock Global Allocation Fund, Inc., Class K	1,623,750	$32,150,248
BlackRock Total Emerging Markets Fund, Institutional Class	2,320,075	24,430,389
iShares Core MSCI EAFE ETF	368,235	24,336,651
iShares Core S&P 500 ETF	123,548	33,215,880
iShares Core S&P Total U.S. Stock Market ETF	1,481,195	90,560,262

		204,693,430
Fixed Income Funds — 49.0%
BlackRock Global Long/Short Credit Fund, Class K	1,460,231	15,127,990
BlackRock High Yield Bond Portfolio, Class K	1,514,559	11,813,560
BlackRock Strategic Income Opportunities Portfolio, Class K	2,313,975	23,070,332
iShares 20+ Year Treasury Bond ETF (a)	63,308	8,031,253
iShares 7-10 Year Treasury Bond ETF	512,461	54,100,508
iShares Intermediate Credit Bond ETF	261,083	28,512,875
Master Total Return Portfolio	$54,405,332	54,405,332

		195,061,850
Short-Term Securities — 2.0%
SL Liquidity Series, LLC, Money Market Series, 1.53% (b)(c)	7,827,730	7,826,948

Total Affiliated Investment Companies — 102.5% (Cost: $367,729,072)		407,582,228
Liabilities in Excess of Other Assets — (2.5)%		(9,802,125)

Net Assets — 100.0%		$397,780,103

(a)	Security, or a portion of the security, is on loan.
(b)	Security was purchased with the cash collateral from loaned securities.
(c)	Annualized 7-day yield as of period end.
(d)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund, Inc., Class K	1,593,021	84,027	(53,298)		1,623,750	$32,150,248	$ 358,147	$1,111,761	$ (687,182)
BlackRock Global Long/Short Credit Fund, Class K	1,482,582	29,486	(51,837)		1,460,231	15,127,990	201,135	3,269	(103,133)
BlackRock High Yield Bond Portfolio, Class K	—	1,562,796	(48,237)		1,514,559	11,813,560	150,566	19,434	(89,627)
BlackRock Liquidity Funds, T-Fund, Institutional Class	683,835	—	(683,835	)(b)	—	—	560	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	2,000,874	393,753	(80,652)		2,313,975	23,070,332	226,638	(1,645)	(22,235)
BlackRock Total Emerging Markets Fund, Institutional Class	2,296,724	119,147	(95,796)		2,320,075	24,430,389	355,782	760,054	(652,095)
iShares 20+ Year Treasury Bond ETF	—	65,433	(2,125)		63,308	8,031,253	49,598	1,823	154,073
iShares 7-10 Year Treasury Bond ETF	368,591	161,042	(17,172)		512,461	54,100,508	310,544	(75,302)	(398,493)
iShares Core MSCI EAFE ETF	381,881	4,147	(17,793)		368,235	24,336,651	268,651	54,659	663,367
iShares Core S&P 500 ETF	143,561	1,141	(21,154)		123,548	33,215,880	157,112	251,464	1,799,092
iShares Core S&P Total U.S. Stock Market ETF	1,546,480	12,940	(78,225)		1,481,195	90,560,262	447,305	354,946	4,925,950

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock 40/60 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased	Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	139,154	—	(139,154)		—	—	50,793		141,801	(194,380)
iShares Intermediate Credit Bond ETF	331,083	—	(70,000)		261,083	$28,512,875	$252,571		$(59,881)	$(203,459)
iShares J.P. Morgan USD Emerging Markets Bond ETF	134,695	—	(134,695)		—	—	60,909		386,550	(464,223)
Master Total Return Portfolio	$54,925,330	—	$(519,998	)(b)(c)	$54,405,332	54,405,332	640,408		53,820	5,763,652
SL Liquidity Series, LLC, Money Market Series	12,456,517	—	(4,628,787	)(b)	7,827,730	7,826,948	11,880	(d)	(1,742)	(761)

						$407,582,228	$3,542,599		$3,001,011	$10,490,546

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock 40/60 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,136,222	USD	1,646,067	Standard Chartered Bank	01/03/18	$20,727
CHF	1,799,937	USD	1,823,274	Standard Chartered Bank	01/03/18	24,518
DKK	2,846,523	USD	454,550	Standard Chartered Bank	01/03/18	4,365
EUR	6,627,645	USD	7,878,142	Standard Chartered Bank	01/03/18	76,447
GBP	3,215,441	USD	4,307,370	Standard Chartered Bank	01/03/18	34,695
HKD	5,878,899	USD	751,955	Standard Chartered Bank	01/03/18	591
ILS	325,878	USD	93,603	Standard Chartered Bank	01/03/18	68
NOK	1,607,508	USD	192,220	Standard Chartered Bank	01/03/18	3,594
NZD	100,195	USD	70,246	Standard Chartered Bank	01/03/18	758
SEK	6,483,475	USD	774,204	Standard Chartered Bank	01/03/18	16,412
SGD	438,475	USD	326,334	Standard Chartered Bank	01/03/18	1,536
USD	729,161	HKD	5,691,963	Morgan Stanley & Co. International PLC	01/03/18	544
USD	23,945	HKD	186,936	State Street Bank and Trust Co.	01/03/18	15
USD	196,674	NOK	1,607,508	State Street Bank and Trust Co.	01/03/18	860
JPY	683,475,426	USD	6,034,880	Standard Chartered Bank	01/04/18	32,798
USD	6,137,029	JPY	683,475,426	Bank of America N.A.	01/04/18	69,351

						287,279

USD	1,620,786	AUD	2,136,222	Standard Chartered Bank	01/03/18	(46,008)
USD	1,835,366	CHF	1,799,937	National Australia Bank Ltd.	01/03/18	(12,426)
USD	452,248	DKK	2,846,523	Citibank N.A.	01/03/18	(6,667)
USD	7,747,296	EUR	6,554,384	Bank of America N.A.	01/03/18	(119,365)
USD	87,450	EUR	73,261	State Street Bank and Trust Co.	01/03/18	(479)
USD	4,279,552	GBP	3,215,441	Morgan Stanley & Co. International PLC	01/03/18	(62,514)
USD	92,888	ILS	325,878	Bank of America N.A.	01/03/18	(783)
USD	68,657	NZD	100,195	National Australia Bank Ltd.	01/03/18	(2,347)
USD	777,173	SEK	6,483,475	Royal Bank of Canada	01/03/18	(13,443)
USD	325,183	SGD	438,475	Morgan Stanley & Co. International PLC	01/03/18	(2,687)
USD	1,645,914	AUD	2,136,222	Standard Chartered Bank	02/02/18	(20,887)
USD	1,826,724	CHF	1,799,937	Standard Chartered Bank	02/02/18	(25,001)
USD	428,609	DKK	2,681,037	Standard Chartered Bank	02/02/18	(4,447)
USD	7,657,101	EUR	6,431,658	Standard Chartered Bank	02/02/18	(76,219)
USD	4,189,060	GBP	3,125,469	Standard Chartered Bank	02/02/18	(35,776)
USD	752,327	HKD	5,878,899	Standard Chartered Bank	02/02/18	(695)
USD	93,703	ILS	325,878	Standard Chartered Bank	02/02/18	(76)
USD	6,084,202	JPY	688,131,207	Standard Chartered Bank	02/02/18	(33,382)
USD	192,338	NOK	1,607,508	Standard Chartered Bank	02/02/18	(3,649)
USD	70,212	NZD	100,195	Standard Chartered Bank	02/02/18	(763)
USD	740,803	SEK	6,196,054	Standard Chartered Bank	02/02/18	(16,163)
USD	326,450	SGD	438,475	Standard Chartered Bank	02/02/18	(1,575)

						(485,352)
Net Unrealized Depreciation						$(198,073)

Currency Abbreviations

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
CHF	Swiss Franc	HKD	Hong Kong Dollar	SEK	Swedish Krona
DKK	Danish Krone	ILS	Israel Shekel	SGD	Singapore Dollar
EUR	Euro	JPY	Japanese Yen	USD	US Dollar
		NOK	Norwegian Krone

Portfolio Abbreviation

ETF	Exchange-Traded Fund

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock 40/60 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Affiliated Investment Companies
Equity Funds(a)	$204,693,430	$—	$—	$204,693,430
Fixed Income Funds(a)	140,656,518	—	—	140,656,518
Short-Term Securities	—	—	—	—

Subtotal	$345,349,948	$—	$—	$345,349,948

Investments Valued at NAV(b)				62,232,280

Total Investments				$407,582,228

Derivative Financial Instruments(c)
Assets
Foreign currency exchange contracts	$—	$287,279	$—	$287,279
Liabilities
Foreign currency exchange contracts	—	(485,352)	—	(485,352)

	$—	$(198,073)	$—	$(198,073)

(a)	See above Schedule of Investments for values in each security type.
(b)	As of December 31, 2017, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between levels.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) December 31, 2017	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(e) — 102.8%

Equity Funds — 71.5%
BlackRock Advantage Emerging Markets Fund, Institutional Class (a)	1,935,691	$21,466,813
BlackRock Global Allocation Fund, Inc., Class K	1,862,645	36,880,379
BlackRock Total Emerging Markets Fund, Institutional Class	3,547,060	37,350,543
iShares Core MSCI EAFE ETF	802,072	53,008,938
iShares Core MSCI Emerging Markets ETF	202,137	11,501,595
iShares Core S&P 500 ETF	183,395	49,305,746
iShares Core S&P Mid-Cap ETF	196,979	37,382,675
iShares Core S&P Total U.S. Stock Market ETF	2,114,981	129,309,938

		376,206,627

Fixed Income Funds — 29.0%
BlackRock High Yield Bond Portfolio, Class K	1,982,939	15,466,928
BlackRock Strategic Income Opportunities Portfolio, Class K	3,050,426	30,412,743
iShares 20+ Year Treasury Bond ETF (b)	82,758	10,498,680
iShares 7-10 Year Treasury Bond ETF	429,847	45,378,948
Master Total Return Portfolio	$50,896,858	50,896,858

		152,654,157

Short-Term Securities — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17% (c)	1,177,995	1,177,995
SL Liquidity Series, LLC, Money Market Series, 1.53% (c)(d)	10,547,273	10,546,219

		11,724,214

Total Affiliated Investment Companies — 102.8% (Cost: $478,906,573)		540,584,998
Liabilities in Excess of Other Assets — (2.8)%		(14,505,306)

Net Assets — 100.0%		$526,079,692

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Institutional Class	—	1,963,001		(27,310)	1,935,691	$21,466,813	—	$15	$793,163
BlackRock Global Allocation Fund, Inc., Class K	1,803,895	105,078		(46,328)	1,862,645	36,880,379	$408,895	1,263,927	(782,010)
BlackRock Global Dividend Portfolio, Class K	1,509,924	1,754		(1,511,678)	—	—	—	2,832,631	(2,546,398)
BlackRock High Yield Bond Portfolio, Class K	—	2,027,425		(44,486)	1,982,939	15,466,928	195,833	25,602	(116,984)
BlackRock Liquidity Funds, T-Fund, Institutional Class	396,263	781,732	(b)	—	1,177,995	1,177,995	1,292	—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	2,550,941	578,697		(79,212)	3,050,426	30,412,743	295,857	(2,159)	(29,009)
BlackRock Total Emerging Markets Fund, Institutional Class	3,468,984	198,641		(120,565)	3,547,060	37,350,543	541,398	1,166,956	(1,004,952)
iShares 20+ Year Treasury Bond ETF	—	84,672		(1,914)	82,758	10,498,680	64,706	1,568	201,442
iShares 7-10 Year Treasury Bond ETF	379,518	61,486		(11,157)	429,847	45,378,948	270,409	(48,372)	(353,872)
iShares Core MSCI EAFE ETF	908,091	11,434		(117,453)	802,072	53,008,938	583,573	702,363	913,940
iShares Core MSCI Emerging ETF	204,772	2,103		(4,738)	202,137	$11,501,595	$196,814	$11,360	$576,094

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock 60/40 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Core S&P 500 ETF	185,128	2,840		(4,573)		183,395	49,305,746	232,051		40,585	2,883,074
iShares Core S&P Mid-Cap ETF	198,761	3,162		(4,944)		196,979	37,382,675	96,470		38,358	2,107,983
iShares Core S&P Total U.S. Stock Market ETF	2,171,941	26,690		(83,650)		2,114,981	129,309,938	636,404		289,225	7,191,812
iShares iBoxx $ High Yield Corporate Bond ETF	178,667	200		(178,867)		—	—	65,215		183,527	(251,091)
iShares J.P. Morgan USD Emerging Markets Bond ETF	130,181	—		(130,181)		—	—	58,868		386,870	(462,000)
Master Total Return Portfolio	$50,375,091	$521,767	(b)(d)	—		$50,896,858	50,896,858	594,085		53,759	2,577,564
SL Liquidity Series, LLC, Money Market Series	22,530,883	—		(11,983,610	)(c)	10,547,273	10,546,219	16,197	(e)	(6,016)	(1,028)

							$540,584,998	$4,258,067		$6,940,199	$11,697,728

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock 60/40 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,661,787	USD	3,592,142	Standard Chartered Bank	01/03/18	$45,232
CHF	3,906,929	USD	3,957,584	Standard Chartered Bank	01/03/18	53,218
DKK	6,183,557	USD	987,418	Standard Chartered Bank	01/03/18	9,493
EUR	14,352,162	USD	17,059,635	Standard Chartered Bank	01/03/18	166,021
GBP	6,962,559	USD	9,326,355	Standard Chartered Bank	01/03/18	75,741
HKD	12,796,021	USD	1,636,707	Standard Chartered Bank	01/03/18	1,286
ILS	693,682	USD	199,248	Standard Chartered Bank	01/03/18	145
NOK	3,591,758	USD	429,638	Standard Chartered Bank	01/03/18	7,882
NZD	215,182	USD	150,863	Standard Chartered Bank	01/03/18	1,627
SEK	13,486,179	USD	1,609,697	Standard Chartered Bank	01/03/18	34,852
SEK	552,321	USD	66,579	State Street Bank and Trust Co.	01/03/18	773
SGD	949,452	USD	706,643	Standard Chartered Bank	01/03/18	3,312
USD	1,578,843	HKD	12,324,734	Morgan Stanley & Co. International PLC	01/03/18	1,178
USD	60,367	HKD	471,287	State Street Bank and Trust Co.	01/03/18	39
USD	439,332	NOK	3,591,758	State Street Bank and Trust Co.	01/03/18	1,812
JPY	1,480,040,042	USD	13,067,229	Standard Chartered Bank	01/04/18	72,097
USD	13,289,503	JPY	1,480,040,042	Bank of America N.A.	01/04/18	150,177
USD	236,492	GBP	174,660	State Street Bank and Trust Co.	02/02/18	396

						625,281

USD	3,509,492	AUD	4,625,568	Standard Chartered Bank	01/03/18	(99,622)
USD	27,488	AUD	36,219	Standard Chartered Bank	01/03/18	(772)
USD	3,977,257	CHF	3,900,483	National Australia Bank Ltd.	01/03/18	(26,927)
USD	6,583	CHF	6,446	State Street Bank and Trust Co.	01/03/18	(34)
USD	982,428	DKK	6,183,557	Citibank N.A.	01/03/18	(14,483)
USD	16,774,961	EUR	14,191,990	Bank of America N.A.	01/03/18	(258,456)
USD	191,193	EUR	160,171	State Street Bank and Trust Co.	01/03/18	(1,047)
USD	9,266,733	GBP	6,962,559	Morgan Stanley & Co. International PLC	01/03/18	(135,364)
USD	197,727	ILS	693,682	Bank of America N.A.	01/03/18	(1,666)
USD	147,450	NZD	215,182	National Australia Bank Ltd.	01/03/18	(5,040)
USD	1,682,793	SEK	14,038,500	Royal Bank of Canada	01/03/18	(29,107)
USD	704,137	SGD	949,452	Morgan Stanley & Co. International PLC	01/03/18	(5,818)
EUR	238,701	USD	287,143	State Street Bank and Trust Co.	02/02/18	(133)
USD	3,591,809	AUD	4,661,787	Standard Chartered Bank	02/02/18	(45,580)
USD	3,965,073	CHF	3,906,929	Standard Chartered Bank	02/02/18	(54,266)
USD	932,710	DKK	5,834,289	Standard Chartered Bank	02/02/18	(9,677)
USD	16,664,535	EUR	13,997,542	Standard Chartered Bank	02/02/18	(165,879)
USD	9,120,268	GBP	6,804,657	Standard Chartered Bank	02/02/18	(77,891)
USD	1,637,515	HKD	12,796,021	Standard Chartered Bank	02/02/18	(1,513)
USD	199,460	ILS	693,682	Standard Chartered Bank	02/02/18	(163)
USD	13,245,802	JPY	1,498,117,442	Standard Chartered Bank	02/02/18	(72,675)
USD	418,564	NOK	3,498,248	Standard Chartered Bank	02/02/18	(7,941)
USD	150,791	NZD	215,182	Standard Chartered Bank	02/02/18	(1,639)
USD	1,612,414	SEK	13,486,179	Standard Chartered Bank	02/02/18	(35,180)
USD	714,569	SGD	959,778	Standard Chartered Bank	02/02/18	(3,447)

						(1,054,320)
Net Unrealized Depreciation						$(429,039)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock 60/40 Target Allocation Fund

Currency Abbreviations

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
CHF	Swiss Franc	HKD	Hong Kong Dollar	SEK	Swedish Krona
DKK	Danish Krone	ILS	Israel Shekel	SGD	Singapore Dollar
EUR	Euro	JPY	Japanese Yen	USD	US Dollar
		NOK	Norwegian Krone

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee ( the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Affiliated Investment Companies
Equity Funds(a)	$376,206,627	$—	$—	$376,206,627
Fixed Income Funds(a)	101,757,299	—	—	101,757,299
Short-Term Securities	1,177,995	—	—	1,177,995

Subtotal	$479,141,921	$—	$—	$479,141,921

Investments Valued at NAV(b)				61,443,077

Total Investments				$540,584,998

Derivative Financial Instruments(c)
Assets
Foreign currency exchange contracts	$—	$625,281	$—	$625,281
Liabilities
Foreign currency exchange contracts	—	(1,054,320)	—	(1,054,320)

	$—	$(429,039)	$—	$(429,039)

(a)	See above Schedule of Investments for values in each security type.
(b)	As of December 31, 2017, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between levels.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) December 31, 2017	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Affiliated Investment Companies(c) — 100.8%

Equity Funds — 89.8%
BlackRock Advantage Emerging Markets Fund, Institutional Class (a)	1,141,629	$12,660,665
BlackRock Global Allocation Fund, Inc., Class K	942,755	18,666,541
BlackRock Total Emerging Markets Fund, Institutional Class	1,497,186	15,765,373
International Tilts Master Portfolio	$12,415,157	12,415,157
iShares Core MSCI EAFE ETF	567,016	37,474,087
iShares Core MSCI Emerging Markets ETF	225,395	12,824,976
iShares Core S&P 500 ETF	143,082	38,467,596
iShares Core S&P Mid-Cap ETF	185,431	35,191,095
iShares Core S&P Total U.S. Stock Market ETF	1,312,835	80,266,732
iShares Edge MSCI Min Vol USA ETF	121,531	6,414,406
iShares Edge MSCI Multifactor USA ETF	401,378	12,759,807

		282,906,435

Fixed Income Funds — 10.7%
BlackRock High Yield Bond Portfolio, Class K	787,328	6,141,159
iShares 7-10 Year Treasury Bond ETF	115,216	12,163,353
Master Total Return Portfolio	$15,350,619	15,350,619

		33,655,131

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17% (b)	952,141	952,141

Total Affiliated Investment Companies — 100.8% (Cost: $277,201,120)		317,513,707
Liabilities in Excess of Other Assets — (0.8)%		(2,485,012)

Net Assets — 100.0%		$315,028,695

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Advantage Emerging Markets Fund, Institutional Class	—	1,149,209		(7,580)	1,141,629	$12,660,665	—	$(71)	$468,107
BlackRock Basic Value Fund, Inc., Class K	450,606	722		(451,328)	—	—	—	1,671,522	(1,590,458)
BlackRock Global Allocation Fund, Inc., Class K	864,350	89,271		(10,866)	942,755	18,666,541	$205,282	628,272	(395,243)
BlackRock Global Dividend Portfolio, Class K	1,048,179	1,741		(1,049,920)	—	—	—	1,860,247	(1,661,147)
BlackRock High Yield Portfolio, Class K	—	795,231		(7,903)	787,328	6,141,159	75,876	10,452	(45,526)
BlackRock Liquidity Funds, T-Fund, Institutional Class	884,589	67,552	(b)	—	952,141	952,141	2,021	4	—
BlackRock Total Emerging Markets Fund, Institutional Class	1,386,186	128,048		(17,048)	1,497,186	15,765,373	226,671	463,931	(396,587)
International Tilts Master Portfolio	—	$12,415,157	(b)(c)	—	$12,415,157	12,415,157	44,925	181,233	145,655
iShares 7-10 Year Treasury Bond ETF	56,446	60,061		(1,291)	115,216	12,163,353	64,093	(2,011)	(98,356)
iShares Core MSCI EAFE ETF	649,099	24,722		(106,805)	567,016	37,474,087	410,233	629,495	510,376
iShares Core MSCI Emerging Markets ETF	226,267	9,699		(10,571)	225,395	12,824,976	217,498	24,069	628,879
iShares Core S&P 500 ETF	151,466	6,193		(14,577)	143,082	38,467,596	180,317	148,902	2,125,033
iShares Core S&P Mid-Cap ETF	178,303	9,344		(2,216)	185,431	35,191,095	90,423	1,539	1,967,619
iShares Core S&P Total U.S. Stock Market ETF	1,273,642	54,453		(15,260)	1,312,835	80,266,732	392,427	4,193	4,500,211

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock 80/20 Target Allocation Fund

Affiliate	Shares/ Investment Value Held at 09/30/17	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Min Vol USA ETF	117,683	5,249		(1,401)		121,531	$6,414,406	$29,802		$39	$288,325
iShares Edge MSCI Multifactor USA ETF	—	405,204		(3,826)		401,378	12,759,807	62,234		197	536,392
iShares iBoxx $ High Yield Corporate Bond ETF	61,697	220		(61,917)		—	—	22,520		61,596	(84,920)
iShares J.P. Morgan USD Emerging Markets Bond ETF	50,854	220		(51,074)		—	—	22,996		157,664	(187,037)
Master Total Return Portfolio	$14,250,005	$1,100,614	(b)(c)	—		$15,350,619	15,350,619	174,028		15,950	414,645
SL Liquidity Series, LLC, Money Market Series	42,722,453	—		(42,722,453	)(d)	—	—	8,757	(e)	(642)	(78,492)

							$317,513,707	$2,230,103		$5,856,581	$7,047,476

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(d)	Represents net shares/investment value sold.
(e)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock 80/20 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,240,188	USD	2,496,729	Standard Chartered Bank	01/03/18	$31,438
CHF	2,741,096	USD	2,776,635	Standard Chartered Bank	01/03/18	37,338
DKK	4,227,994	USD	675,029	Standard Chartered Bank	01/03/18	6,606
EUR	9,945,128	USD	11,820,698	Standard Chartered Bank	01/03/18	115,578
GBP	4,827,914	USD	6,466,307	Standard Chartered Bank	01/03/18	53,209
HKD	8,451,337	USD	1,080,898	Standard Chartered Bank	01/03/18	941
ILS	469,925	USD	134,987	Standard Chartered Bank	01/03/18	88
NOK	2,410,982	USD	288,296	Standard Chartered Bank	01/03/18	5,391
NZD	145,869	USD	102,268	Standard Chartered Bank	01/03/18	1,103
SEK	9,599,996	USD	1,146,116	Standard Chartered Bank	01/03/18	24,539
SGD	661,489	USD	492,315	Standard Chartered Bank	01/03/18	2,315
USD	90,199	GBP	66,688	Standard Chartered Bank	01/03/18	144
USD	1,082,647	HKD	8,451,337	Morgan Stanley & Co. International PLC	01/03/18	808
USD	294,955	NOK	2,410,982	State Street Bank and Trust Co.	01/03/18	1,268
JPY	1,012,144,080	USD	8,933,369	Standard Chartered Bank	01/04/18	52,125
USD	9,088,195	JPY	1,012,144,080	Bank of America N.A.	01/04/18	102,700
USD	235,789	GBP	174,141	State Street Bank and Trust Co.	02/02/18	395

						435,986

USD	2,900,014	AUD	3,163,242	Standard Chartered Bank	01/03/18	(68,116)
USD	38,188	AUD	50,332	Standard Chartered Bank	01/03/18	(1,084)
USD	20,292	AUD	26,614	State Street Bank and Trust Co.	01/03/18	(473)
USD	2,718,205	CHF	2,665,734	National Australia Bank Ltd.	01/03/18	(18,403)
USD	77,104	CHF	75,362	State Street Bank and Trust Co.	01/03/18	(261)
USD	671,733	DKK	4,227,994	Citibank N.A.	01/03/18	(9,902)
USD	11,470,277	EUR	9,704,109	Bank of America N.A.	01/03/18	(176,725)
USD	287,699	EUR	241,019	State Street Bank and Trust Co.	01/03/18	(1,575)
USD	6,336,896	GBP	4,761,226	Morgan Stanley & Co. International PLC	01/03/18	(92,566)
USD	133,947	ILS	469,925	Bank of America N.A.	01/03/18	(1,128)
USD	99,955	NZD	145,869	National Australia Bank Ltd.	01/03/18	(3,416)
USD	1,150,750	SEK	9,599,996	Royal Bank of Canada	01/03/18	(19,904)
USD	481,441	SGD	649,172	Morgan Stanley & Co. International PLC	01/03/18	(3,978)
USD	9,150	SGD	12,318	State Street Bank and Trust Co.	01/03/18	(61)
USD	2,496,497	AUD	3,240,188	Standard Chartered Bank	02/02/18	(31,681)
USD	2,781,889	CHF	2,741,096	Standard Chartered Bank	02/02/18	(38,073)
USD	660,499	DKK	4,131,552	Standard Chartered Bank	02/02/18	(6,852)
USD	11,640,885	EUR	9,777,876	Standard Chartered Bank	02/02/18	(115,874)
USD	6,379,565	GBP	4,759,811	Standard Chartered Bank	02/02/18	(54,484)
USD	1,148,442	HKD	8,974,265	Standard Chartered Bank	02/02/18	(1,061)
USD	144,598	ILS	502,882	Standard Chartered Bank	02/02/18	(118)
USD	9,252,476	JPY	1,046,467,032	Standard Chartered Bank	02/02/18	(50,765)
USD	288,473	NOK	2,410,982	Standard Chartered Bank	02/02/18	(5,473)
USD	102,219	NZD	145,869	Standard Chartered Bank	02/02/18	(1,111)
USD	1,134,431	SEK	9,488,348	Standard Chartered Bank	02/02/18	(24,752)
USD	506,801	SGD	680,714	Standard Chartered Bank	02/02/18	(2,444)

						(730,280)
Net Unrealized Depreciation						$(294,294)

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock 80/20 Target Allocation Fund

Currency Abbreviations

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
CHF	Swiss Franc	HKD	Hong Kong Dollar	SEK	Swedish Krona
DKK	Danish Krone	ILS	Israel Shekel	SGD	Singapore Dollar
EUR	Euro	JPY	Japanese Yen	USD	US Dollar
		NOK	Norwegian Krone

Portfolio Abbreviation

ETF	Exchange-Traded Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Affiliated Investment Companies
Equity Funds(a)	$270,491,278	$—	$—	$270,491,278
Fixed Income Funds(a)	18,304,512	—	—	18,304,512
Short-Term Securities	952,141	—	—	952,141

Subtotal	$289,747,931	$—	$—	$289,747,931

Investments Valued at NAV(b)				27,765,776

Total Investments				$317,513,707

Derivative Financial Instruments(c)
Assets
Foreign currency exchange contracts	$—	$435,986	$—	$435,986
Liabilities
Foreign currency exchange contracts	—	(730,280)	—	(730,280)

	$—	$(294,294)	$—	$(294,294)

(a)	See above Schedule of Investments for values in each security type.
(b)	As of December 31, 2017, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between levels.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017 (Unaudited)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.100%), 2.46%, 7/15/26 (a)(b)	USD	1,320	$1,323,998
Allegro CLO II Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.310%), 2.67%, 1/21/27 (a)(b)		770	773,492
ALM V Ltd.:
Series 2012-5A, Class A2R3, (3 mo. LIBOR US + 1.250%), 2.61%, 10/18/27 (a)(b)		1,000	1,000,881
Series 2012-5A, Class BR3, (3 mo. LIBOR US + 1.650%), 3.00%, 10/18/27 (a)(b)		610	610,754
ALM XI Ltd., Series 2014-11A, Class A1R, (3 mo. LIBOR US + 1.140%), 2.49%, 10/17/26 (a)(b)		4,114	4,129,615
ALM XII Ltd.:
Series 2015-12A, Class A1R, (3 mo. LIBOR US + 1.050%), 2.41%, 4/16/27 (a)(b)		2,210	2,214,971
Series 2015-12A, Class BR, (3 mo. LIBOR US + 2.050%), 3.41%, 4/16/27 (a)(b)		1,110	1,117,971
ALM XIV Ltd., Series 2014-14A, Class A1R, (3 mo. LIBOR US + 1.150%), 2.53%, 7/28/26 (a)(b)		4,240	4,240,978
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class BR, (3 mo. LIBOR US + 2.050%), 3.41%, 7/15/27 (a)(b)		560	564,264
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, (3 mo. LIBOR US + 1.570%), 3.03%, 5/26/28 (a)(b)		1,770	1,781,493
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US+ 1.200%), 0.10%, 11/10/30 (a)(b)		500	503,084
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.260%), 2.62%, 7/24/29 (a)(b)		790	795,932
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 2.62%, 7/25/29 (a)(b)		1,530	1,543,337
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class A2AR, (3 mo. LIBOR US + 2.050%), 3.43%, 4/28/26 (a)(b)		580	582,569
Anchorage Capital CLO 4 Ltd., Series 2014-4A, Class A1AR, (3 mo. LIBOR US + 1.140%), 2.52%, 7/28/26 (a)(b)		920	922,049
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.270%), 2.63%, 7/15/30 (a)(b)		580	584,105
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class AR, (3 mo. LIBOR US + 0.960%), 2.32%, 10/15/27 (a)(b)		5,890	5,892,793
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 3.06%, 10/15/27 (a)(b)		320	320,564
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.250%), 2.61%, 10/13/30 (a)(b)		670	672,508

Asset-Backed Securities		Par (000)	Value
Apidos CLO XII, Series 2013-12A, Class A, (3 mo. LIBOR US + 1.100%), 2.46%, 4/15/25 (a)(b)	USD	4,953	$4,962,654
Apidos CLO XV, Series 2013-15A, Class A1R, (3 mo. LIBOR US + 1.100%), 2.46%, 10/20/25 (a)(b)		500	500,723
Apidos CLO XVI, Series 2013-16A, Class A1R, (3 mo. LIBOR US + 0.980%), 2.34%, 1/19/25 (a)(b)		950	951,605
Apidos CLO XVIII, Series 2014-18A, Class A1R, (3 mo. LIBOR US + 1.120%), 2.48%, 7/22/26 (a)(b)		370	371,663
Apidos CLO XX, Series 2015-20A, Class A1R, (3 mo. LIBOR US + 1.330%), 2.69%, 1/16/27 (a)(b)		250	252,088
Arbor Realty CLO Ltd., Series 2015-FL2A, Class A, (1 mo. LIBOR US + 1.750%), 3.23%, 9/15/25 (a)(b)		780	786,326
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 3.18%, 9/15/26 (a)(b)		1,300	1,320,658
Series 2017-FL2, Class A, (1 mo. LIBOR US + 0.990%), 2.35%, 8/15/27 (a)(b)		450	450,613
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 2.54%, 10/15/30 (a)(b)		310	312,079
Atlas Senior Loan Fund IV Ltd.:
Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 0.980%), 2.40%, 2/17/26 (a)(b)		2,330	2,332,243
Series 2013-2A, Class A2LR, (3 mo. LIBOR US + 1.450%), 2.87%, 2/17/26 (a)(b)		830	830,524
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class CR, (3 mo. LIBOR US + 2.400%), 3.76%, 10/15/26 (a)(b)		320	320,796
Atrium X:
Series 10A, Class B1R, (3 mo. LIBOR US + 1.450%), 2.81%, 7/16/25 (a)(b)		1,250	1,250,581
Series 10A, Class CR, (3 mo. LIBOR US + 1.950%), 3.31%, 7/16/25 (a)(b)		450	451,893
Atrium XI, Series 11A, Class A1R, (3 mo. LIBOR US + 1.140%), 2.50%, 10/23/25 (a)(b)		310	311,167
Avery Point V CLO Ltd.:
Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.980%), 2.33%, 7/17/26 (a)(b)		970	972,970
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.500%), 2.85%, 7/17/26 (a)(b)		650	652,795
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, (3 mo. LIBOR US + 1.500%), 2.86%, 1/15/28 (a)(b)		630	636,379
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (b)		351	349,513

Portfolio Abbreviations
AKA	Also Known As	FKA	Formerly Known As	PIK	Payment-in-kind
ARS	Argentine Peso	GBP	British Pound	RB	Revenue Bonds
AUD	Australian Dollar	GO	General Obligation Bonds	RUB	Russian Ruble
BRL	Brazilian Real	IDR	Indonesian Rupiah	S&P	S&P Global Ratings
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	INR	Indian Rupee	SCA	Svenska Celluosa Aktiebolaget
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	SPDR	Standard & Poor’s Depositary Receipts
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
COP	Colombian Peso	MXIBTIIE	Mexico Interbank TIIE 28 Day	TRY	Turkish Lira
DAC	Designated Activity Company	MXN	Mexican Peso	UK RPI	United Kingdom Retail Price Index
ETF	Exchange-Traded Fund	NOK	Norwegian Krone	USD	US Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter

BLACKROCK FUNDS II	DECEMBER 31, 2017	1

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-2, Class A, 3.34%, 11/15/48 (b)	USD	466	$470,718
Battalion CLO IV Ltd., Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.140%), 2.50%, 10/22/25 (a)(b)		3,965	3,968,114
BlueMountain CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 2.54%, 10/22/30 (a)(b)		360	362,042
Series 2013-3A, Class B1R, (3 mo. LIBOR US + 1.400%), 2.78%, 10/29/25 (a)(b)		250	250,084
Series 2013-3A, Class CR, (3 mo. LIBOR US + 1.900%), 3.28%, 10/29/25 (a)(b)		850	850,570
Series 2013-4A, Class AR, (3 mo. LIBOR US + 1.010%), 2.37%, 4/15/25 (a)(b)		2,510	2,516,957
Series 2014-2A, Class AR, (3 mo. LIBOR US + 0.930%), 2.29%, 7/20/26 (a)(b)		280	280,472
Brookside Mill CLO Ltd., Series 2013-1A, Class A1, (3 mo. LIBOR US + 1.150%), 2.50%, 4/17/25 (a)(b)		1,063	1,064,114
BSPRT Issuer Ltd., Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.350%), 2.83%, 6/15/27 (a)(b)(c)		1,410	1,413,102
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, (3 mo. LIBOR US + 0.250%), 1.58%, 12/15/20 (a)(b)		217	216,599
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class AR, (3 mo. LIBOR US + 1.450%), 2.81%, 1/20/29 (a)(b)		5,830	5,914,368
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.000%), 3.36%, 4/20/27 (a)(b)		340	340,984
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 2.58%, 7/20/30 (a)(b)		1,600	1,613,909
Series 2017-2A, Class B1, (3 mo. LIBOR US + 1.750%), 3.14%, 10/17/29 (a)(b)		810	816,320
Cedar Funding VIII CLO Ltd.:
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 2.62%, 10/17/30 (a)(b)		4,130	4,150,802
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.700%), 3.07%, 10/17/30 (a)(b)		750	755,475
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.250%), 3.62%, 10/17/30 (a)(b)		250	250,660
CIFC Funding Ltd.:
Series 2013-4A, Class B1R, (3 mo. LIBOR US + 1.500%), 2.96%, 11/27/24 (a)(b)		1,800	1,803,748
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.050%), 2.40%, 4/18/25 (a)(b)		560	561,349
Series 2014-2A, Class A1LR, (3 mo. LIBOR US + 1.200%), 2.65%, 5/24/26 (a)(b)		2,909	2,923,813
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 1.380%), 2.73%, 10/17/26 (a)(b)		2,060	2,064,177
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.400%), 2.75%, 1/17/27 (a)(b)		8,910	8,941,493
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.780%), 2.50%, 4/15/27 (a)(b)(c)		360	359,639
Series 2015-3A, Class A, (3 mo. LIBOR US + 1.420%), 2.78%, 10/19/27 (a)(b)		1,060	1,066,451
Colony American Homes, Series 2015-1A, Class A, (1 mo. LIBOR US + 1.200%), 2.63%, 7/17/32 (a)(b)		1,119	1,122,905
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 2.85%, 1/15/31 (a)(b)		4,900	4,900,000
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 2.26%, 10/15/27 (a)(b)		3,030	3,036,141

Asset-Backed Securities		Par (000)	Value
Flatiron CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.890%), 2.25%, 4/15/27 (a)(b)	USD	780	$781,118
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 3.03%, 3/15/27 (a)(b)(c)		320	319,968
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (3 mo. LIBOR US + 2.350%), 3.70%, 1/17/27 (a)(b)		250	250,953
GSAA Home Equity Trust, Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.070%), 1.62%, 3/25/36 (a)		724	417,349
GT Loan Financing I Ltd., Series 2013-1A, Class A, (3 mo. LIBOR US + 1.270%), 2.65%, 10/28/24 (a)(b)		4,330	4,337,263
Highbridge Loan Management Ltd.:
Series 5A-2015, Class C1R, (3 mo. LIBOR US + 2.100%), 3.48%, 1/29/26 (a)(b)		530	533,206
Series 6A-2015, Class A, (3 mo. LIBOR US + 1.450%), 2.84%, 5/05/27 (a)(b)		2,100	2,103,136
Invitation Homes Trust, Series 2015-SFR3, Class A, (1 mo. LIBOR US + 1.300%), 2.76%, 8/17/32 (a)(b)		1,428	1,436,463
Lime Street CLO Ltd., Series 2007-1A, Class B, (3 mo. LIBOR US + 0.550%), 1.88%, 6/20/21 (a)(b)		112	112,237
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2R, (3 mo. LIBOR US + 1.120%), 2.48%, 7/20/26 (a)(b)		1,505	1,510,432
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.180%), 2.79%, 12/18/30 (a)(b)		680	680,526
Mid-State Trust VII, Series 7, Class A, 6.34%, 12/15/36		1,892	2,004,851
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, (3 mo. LIBOR US + 2.180%), 3.54%, 1/20/24 (a)(b)		990	1,001,776
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.250%), 2.61%, 10/20/30 (a)(b)		830	833,709
MP CLO VIII Ltd., Series 2015-2A, Class B, (3 mo. LIBOR US + 2.250%), 3.63%, 10/28/27 (a)(b)		1,500	1,501,724
Navient Private Education Loan Trust:
Series 2014-CTA, Class B, (1 mo. LIBOR US + 1.750%), 3.23%, 10/17/44 (a)(b)		895	908,747
Series 2016-AA, Class B, 3.50%, 12/16/58 (b)(d)		800	773,369
Neuberger Berman CLO XVI Ltd.,
Series 2014-16A, Class B2R, (3 mo. LIBOR US + 2.170%), 3.53%, 4/15/26 (a)(b)		635	635,620
Neuberger Berman Loan Advisers CLO 26, Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 0.10%, 10/18/30 (a)(b)		890	893,970
Oak Hill Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 1.010%), 2.37%, 10/20/25 (a)(b)		250	250,180
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, (3 mo. LIBOR US + 1.120%), 2.48%, 4/20/25 (a)(b)		1,091	1,092,680
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.870%), 0.10%, 10/20/27 (a)(b)(c)		500	500,000
OCP CLO Ltd.:
Series 2014-5A, Class A2, (3 mo. LIBOR US + 1.720%), 3.09%, 4/26/26 (a)(b)		170	170,000

2	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.850%), 3.22%, 10/26/27 (a)(b)	USD	380	$380,176
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.260%), 2.56%, 7/15/30 (a)(b)		2,610	2,631,160
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.950%), 3.49%, 11/20/30 (a)(b)(c)		250	250,000
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.900%), 2.34%, 5/21/27 (a)(b)		3,740	3,741,819
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, (3 mo. LIBOR US + 1.120%), 2.47%, 7/17/25 (a)(b)		4,059	4,066,015
Octagon Investment Partners XVII Ltd., Series 2013-1A,
Class A2R, (3 mo. LIBOR US + 1.680%), 3.05%, 10/25/25 (a)(b)		2,390	2,396,842
OFSI Fund VI Ltd., Series 2014-6A, Class A2, (3 mo. LIBOR US + 1.900%), 3.26%, 3/20/25 (a)(b)		2,230	2,233,042
OHA Loan Funding LLC, Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 2.51%, 10/20/26 (a)(b)		906	909,533
OHA Loan Funding Ltd., Series 2013-2A, Class A, (3 mo. LIBOR US + 1.270%), 2.58%, 8/23/24 (a)(b)		4,233	4,236,340
OneMain Financial Issuance Trust:
Series 2014-2A, Class B, 3.02%, 9/18/24 (b)		850	850,379
Series 2015-1A, Class A, 3.19%, 3/18/26 (b)		997	1,002,097
Series 2015-1A, Class B, 3.85%, 3/18/26 (b)		997	1,006,505
Series 2015-2A, Class B, 3.10%, 7/18/25 (b)		2,566	2,566,239
Series 2016-2A, Class A, 4.10%, 3/20/28 (b)		1,509	1,528,494
OZLM Funding II Ltd., Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.440%), 2.82%, 10/30/27 (a)(b)		3,000	3,007,146
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 2.61%, 10/22/30 (a)(b)		9,195	9,255,195
OZLM IX Ltd., Series 2014-9A, Class CR, (3 mo. LIBOR US + 3.550%), 4.91%, 1/20/27 (a)(b)		1,390	1,394,428
OZLM VI Ltd., Series 2014-6A, Class BR, (3 mo. LIBOR US + 2.700%), 4.05%, 4/17/26 (a)(b)		380	380,832
OZLM VIII Ltd.:
Series 2014-8A, Class A1AR, (3 mo. LIBOR US + 1.130%), 2.48%, 10/17/26 (a)(b)		950	952,607
Series 2014-8A, Class BR, (3 mo. LIBOR US + 2.250%), 3.60%, 10/17/26 (a)(b)		340	340,877
OZLM XIV Ltd., Series 2015-14A, Class B1, (3 mo. LIBOR US + 3.150%), 4.51%, 1/15/29 (a)(b)		460	460,400
Palmer Square CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.500%), 2.92%, 5/15/25 (a)(b)		1,561	1,561,307
Palmer Square Loan Funding Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 0.740%), 2.06%, 10/15/25 (a)(b)		3,320	3,320,481
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.300%), 2.62%, 10/15/25 (a)(b)		1,760	1,763,554
Park Avenue Institutional Advisers CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.220%), 2.63%, 11/14/29 (a)(b)		1,870	1,876,444
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.700%), 3.11%, 11/14/29 (a)(b)		780	782,651

Asset-Backed Securities		Par (000)	Value
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (b)	USD	778	$776,438
Series 2016-SFR1, Class A, (1 mo. LIBOR US + 1.500%), 2.96%, 9/17/33 (a)(b)		1,417	1,433,117
Series 2017-SFR1, Class A, 2.77%, 8/17/34 (b)		739	733,027
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3 mo. LIBOR US + 1.190%), 2.80%, 10/20/30 (a)(b)		1,180	1,178,635
Shackleton CLO Ltd., Series 2014-5A, Class AR, (3 mo. LIBOR US + 1.140%), 2.53%, 5/07/26 (a)(b)		4,250	4,256,510
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, (3 mo. LIBOR US + 0.330%), 1.66%, 3/15/24 (a)		1,824	1,817,991
SLM Private Education Loan Trust:
Series 2011-C, Class A2A, (1 mo. LIBOR US + 3.250%), 4.73%, 10/17/44 (a)(b)		1,096	1,134,039
Series 2012-E, Class A2B, (1 mo. LIBOR US + 1.750%), 3.23%, 6/15/45 (a)(b)		551	555,419
Series 2013-A, Class B, 2.50%, 3/15/47 (b)		435	432,290
Series 2013-B, Class B, 3.00%, 5/16/44 (b)		585	584,747
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40 (b)		1,530	1,531,503
Sound Point CLO XI Ltd., Series 2016-1A, Class A, (3 mo. LIBOR US + 1.650%), 3.01%, 7/20/28 (a)(b)		2,000	2,016,775
Sound Point CLO XII Ltd., Series 2016-2A, Class A, (3 mo. LIBOR US + 1.660%), 3.02%, 10/20/28 (a)(b)		1,010	1,020,251
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.390%), 2.75%, 1/23/29 (a)(b)		260	261,847
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (b)		1,445	1,449,774
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.250%), 2.88%, 1/15/30 (a)(b)		540	540,195
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 4/25/31 (b)		412	407,368
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.150%), 2.63%, 1/16/31 (a)(b)(c)		1,550	1,550,000
TICP CLO III Ltd., Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.180%), 2.54%, 1/20/27 (a)(b)		1,863	1,871,229
Venture XIX CLO Ltd., Series 2014-19A, Class AR, (3 mo. LIBOR US + 1.370%), 2.73%, 1/15/27 (a)(b)		620	620,830
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.220%), 2.58%, 10/15/29 (a)(b)		3,230	3,234,375
Voya CLO Ltd.:
Series 2013-3A, Class A1R, (3 mo. LIBOR US + 1.050%), 2.40%, 1/18/26 (a)(b)		2,175	2,179,564
Series 2013-3A, Class A2R, (3 mo. LIBOR US + 1.500%), 2.85%, 1/18/26 (a)(b)		620	620,110
Series 2014-4A, Class BR, (3 mo. LIBOR US + 2.000%), 3.36%, 10/14/26 (a)(b)		400	401,193
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 2.51%, 10/15/30 (a)(b)		850	851,326

BLACKROCK FUNDS II	DECEMBER 31, 2017	3

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Asset-Backed Securities		Par (000)	Value
York CLO-2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.150%), 2.61%, 1/22/31 (a)(b)(c)	USD	590	$590,000
York CLO-3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.750%), 3.11%, 10/20/29 (a)(b)		680	683,576
Total Asset-Backed Securities — 6.5%			208,283,603

Corporate Bonds
Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (b)		568	570,553
4.75%, 10/07/44 (b)		107	119,468
Lockheed Martin Corp.:
3.55%, 1/15/26		661	686,366
3.60%, 3/01/35		1,781	1,795,348
4.50%, 5/15/36		262	293,780
4.07%, 12/15/42		821	864,300
4.09%, 9/15/52		858	898,160
Northrop Grumman Corp.:
2.93%, 1/15/25		3,570	3,548,789
3.85%, 4/15/45		803	809,347
United Technologies Corp.:
4.15%, 5/15/45		956	1,018,391
4.05%, 5/04/47		2,395	2,506,795

			13,111,297
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		1,826	2,069,874
3.90%, 2/01/35		1,562	1,586,812

			3,656,686
Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 11/01/28		3,158	3,154,539
Delta Air Lines, Inc., 2.88%, 3/13/20		8,026	8,072,573

			11,227,112
Auto Components — 0.1%
Aptiv PLC:
4.25%, 1/15/26		1,628	1,727,671
4.40%, 10/01/46		1,066	1,098,061

			2,825,732
Banks — 7.4%
Bank of America Corp.:
2.25%, 4/21/20		3,209	3,211,242
(3 mo. LIBOR US + 0.660%), 2.37%, 7/21/21 (e)		9,835	9,817,773
(3 mo. LIBOR US + 0.630%), 2.33%, 10/01/21 (e)		17,705	17,655,088
3.30%, 1/11/23		2,966	3,034,218
3.88%, 8/01/25		5,666	5,976,660
3.50%, 4/19/26		3,660	3,741,995
3.25%, 10/21/27		1,690	1,677,019
Series L, 4.18%, 11/25/27		4,660	4,866,281

Corporate Bonds		Par (000)	Value
Banks (continued)
Barclays PLC, 4.95%, 1/10/47	USD	1,867	$2,071,745
BB&T Corp., 2.45%, 1/15/20		1,685	1,690,577
BNP Paribas SA:
2.95%, 5/23/22 (b)		4,990	5,000,856
3.80%, 1/10/24 (b)		856	885,638
BPCE SA, 3.00%, 5/22/22 (b)		3,040	3,038,316
Branch Banking & Trust Co., 2.30%, 10/15/18		1,380	1,382,552
Citigroup, Inc.:
1.80%, 2/05/18		2,564	2,563,732
2.50%, 7/29/19		5,149	5,164,801
2.90%, 12/08/21		5,950	5,989,156
3.50%, 5/15/23		1,779	1,810,824
3.88%, 3/26/25		1,890	1,934,696
(3 mo. LIBOR US + 1.563%), 3.89%, 1/10/28 (e)		885	916,047
(3 mo. LIBOR US + 1.390%), 3.67%, 7/24/28 (e)		4,805	4,874,910
4.13%, 7/25/28		6,209	6,399,338
Citizens Bank N.A.:
2.30%, 12/03/18		1,128	1,128,772
2.25%, 3/02/20		4,956	4,932,398
2.65%, 5/26/22		4,875	4,830,417
Credit Agricole SA, 3.25%, 10/04/24 (b)		4,985	4,951,462
Fifth Third Bank, 2.25%, 6/14/21		2,535	2,510,765
HSBC Holdings PLC:
2.65%, 1/05/22		9,668	9,603,827
(3 mo. LIBOR US + 1.546%), 4.04%, 3/13/28 (e)		1,384	1,442,321
Intesa Sanpaolo SpA:
3.13%, 7/14/22 (b)		4,775	4,740,567
5.02%, 6/26/24 (b)		4,815	4,930,188
JPMorgan Chase & Co.:
2.97%, 1/15/23		10,950	11,041,824
3.90%, 7/15/25		1,690	1,771,700
(3 mo. LIBOR US + 1.337%), 3.78%, 2/01/28 (e)		1,910	1,979,238
(3 mo. LIBOR US + 1.380%), 3.54%, 5/01/28 (e)		1,760	1,790,530
(3 mo. LIBOR US + 1.360%), 3.88%, 7/24/38 (e)		6,430	6,609,833
Lloyds Banking Group PLC, 3.75%, 1/11/27		1,942	1,972,165
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22		4,176	4,202,529
Mizuho Financial Group, Inc., 2.95%, 2/28/22		12,239	12,250,976
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.470%), 2.89%, 5/15/23 (a)		6,280	6,348,792
(3 mo. LIBOR US + 1.480%), 3.50%, 5/15/23 (e)		4,395	4,404,582
Santander Holdings USA, Inc.:
3.70%, 3/28/22 (b)		1,155	1,168,899
3.40%, 1/18/23 (b)		3,895	3,879,823
Santander UK Group Holdings PLC, 2.88%, 8/05/21		6,293	6,277,582
Sumitomo Mitsui Trust Bank Ltd.:
2.05%, 3/06/19 (b)		14,870	14,831,473
1.95%, 9/19/19 (b)		4,535	4,498,776
U.S. Bancorp:
2.95%, 7/15/22		2,700	2,736,412

4	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
3.15%, 4/27/27	USD	1,460	$1,462,673
UniCredit SpA, (USD Swap Rate 11:00 am NY 1 + 3.703%), 5.86%, 6/19/32 (b)(e)		4,951	5,275,578
Wells Fargo & Co.:
2.60%, 7/22/20		1,098	1,104,761
2.55%, 12/07/20		1,391	1,396,634
2.10%, 7/26/21		1,280	1,258,568
2.63%, 7/22/22		7,020	6,982,241

			236,019,770
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		4,356	4,377,857
3.30%, 2/01/23		2,530	2,588,932
3.65%, 2/01/26		10,785	11,129,878
4.70%, 2/01/36		1,010	1,129,331
Coca-Cola Icecek AS, 4.22%, 9/19/24 (b)		200	203,030

			19,429,028
Biotechnology — 1.0%
AbbVie, Inc.:
2.50%, 5/14/20		2,557	2,564,880
2.90%, 11/06/22		1,994	1,999,799
4.50%, 5/14/35		9,694	10,647,324
Amgen, Inc.:
2.13%, 5/01/20		1,820	1,810,318
4.40%, 5/01/45		2,252	2,450,263
Baxalta, Inc., 4.00%, 6/23/25		2,500	2,583,945
Gilead Sciences, Inc.:
2.35%, 2/01/20		436	438,039
2.50%, 9/01/23		1,217	1,201,450
4.60%, 9/01/35		446	502,541
4.00%, 9/01/36		4,590	4,855,892
4.50%, 2/01/45		946	1,051,408
4.15%, 3/01/47		1,320	1,404,052

			31,509,911
Building Products — 0.1%
CRH America Finance, Inc., 3.40%, 5/09/27 (b)		1,870	1,869,575
Johnson Controls International PLC, 5.13%, 9/14/45		1,660	1,948,626

			3,818,201
Capital Markets — 2.0%
Credit Suisse AG, 3.00%, 10/29/21		1,540	1,555,801
Credit Suisse Group AG, 4.28%, 1/09/28 (b)		1,013	1,056,154
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 3/26/20		2,789	2,799,874
4.88%, 5/15/45		1,077	1,239,670
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		4,578	4,597,777
2.00%, 4/25/19		813	810,549
2.60%, 4/23/20		2,065	2,067,812
2.75%, 9/15/20		1,050	1,055,247
2.63%, 4/25/21		1,757	1,755,779
2.35%, 11/15/21		5,186	5,107,377
(3 mo. LIBOR US + 1.373%), 4.02%, 10/31/38 (e)		1,460	1,501,452
Moody’s Corp., 2.75%, 12/15/21		2,091	2,093,622
Morgan Stanley:
2.80%, 6/16/20		3,482	3,513,417
2.75%, 5/19/22		10,800	10,760,357
3.75%, 2/25/23		1,799	1,864,414
3.70%, 10/23/24		2,571	2,656,685
(3 mo. LIBOR US + 1.340%), 3.59%, 7/22/28 (e)		6,050	6,105,683

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
(3 mo. LIBOR US + 1.455%), 3.97%, 7/22/38 (e)	USD	2,665	$2,759,592
Northern Trust Corp., (3 mo. LIBOR US + 1.131%), 3.38%, 5/08/32 (e)		1,705	1,698,680
State Street Corp., 2.65%, 5/19/26		983	956,276
UBS Group Funding Switzerland AG:
4.13%, 9/24/25 (b)		1,062	1,114,520
4.25%, 3/23/28 (b)		4,839	5,098,799

			62,169,537
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35		828	855,398
Dow Chemical Co.:
4.38%, 11/15/42		491	516,612
4.63%, 10/01/44		733	801,313
E.I. du Pont de Nemours & Co., 2.20%, 5/01/20		925	924,185
Eastman Chemical Co., 4.80%, 9/01/42		901	990,677
Monsanto Co., 3.60%, 7/15/42		1,288	1,180,085
Sherwin-Williams Co.:
4.00%, 12/15/42		398	399,075
4.50%, 6/01/47		680	743,474

			6,410,819
Commercial Services & Supplies — 0.3%
Aviation Capital Group Corp., 2.88%, 9/17/18 (b)		2,655	2,663,909
Pitney Bowes, Inc., 4.13%, 5/15/22		3,020	2,774,625
Waste Management, Inc., 3.90%, 3/01/35		3,277	3,435,495

			8,874,029
Communications Equipment — 0.1%
Harris Corp., 2.70%, 4/27/20		522	524,098
Juniper Networks, Inc., 3.30%, 6/15/20		1,064	1,077,799

			1,601,897
Construction Materials — 0.1%
LafargeHolcim Finance U.S. LLC, 4.75%, 9/22/46 (b)		2,629	2,785,231
Consumer Finance — 1.0%
American Express Credit Corp.:
2.25%, 8/15/19		2,894	2,900,046
3.30%, 5/03/27		600	608,863
Discover Financial Services, 4.10%, 2/09/27		893	914,728
Ford Motor Credit Co. LLC:
3.22%, 1/09/22		6,600	6,640,662
4.25%, 9/20/22		1,752	1,837,131
General Motors Financial Co., Inc.:
3.10%, 1/15/19		651	654,484
3.70%, 11/24/20		1,784	1,831,424
3.20%, 7/06/21		6,899	6,966,341
3.15%, 6/30/22		3,760	3,757,076
4.00%, 1/15/25		2,580	2,650,872
Synchrony Financial:
2.60%, 1/15/19		1,381	1,383,612
2.70%, 2/03/20		742	743,855
4.50%, 7/23/25		1,599	1,670,962

			32,560,056
Containers & Packaging — 0.2%
International Paper Co.:
3.65%, 6/15/24		1,016	1,049,617

BLACKROCK FUNDS II	DECEMBER 31, 2017	5

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
4.80%, 6/15/44	USD	618	$676,498
4.35%, 8/15/48		4,730	4,938,297

			6,664,412
Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		3,990	4,182,644
3.50%, 5/26/22		4,769	4,839,867
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		1,830	2,243,665
Blackstone Holdings Finance Co. LLC, 4.00%, 10/02/47 (b)		2,370	2,360,586
BP Capital Markets PLC, 3.22%, 4/14/24		4,370	4,477,648
Enel Finance International NV:
2.88%, 5/25/22 (b)		3,730	3,719,862
3.63%, 5/25/27 (b)		3,750	3,725,826
3.50%, 4/06/28 (b)		7,045	6,890,910
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		3,250	3,517,334
Glencore Funding LLC, 4.00%, 3/27/27 (b)		3,740	3,755,026
Hyundai Capital America, 2.55%, 4/03/20 (b)		7,145	7,086,688
ORIX Corp., 2.90%, 7/18/22		1,555	1,549,558
Shell International Finance BV:
4.13%, 5/11/35		1,970	2,148,988
3.63%, 8/21/42		821	810,589
3.75%, 9/12/46		2,420	2,468,207
Woodside Finance Ltd., 3.65%, 3/05/25 (b)		236	237,431

			54,014,829
Diversified Telecommunication Services — 1.3%
AT&T Inc.:
4.25%, 3/01/27		1,770	1,804,367
3.90%, 8/14/27		2,400	2,416,036
5.25%, 3/01/37		1,589	1,680,564
5.15%, 2/14/50		6,890	6,975,879
Verizon Communications, Inc.:
(3 mo. LIBOR US + 0.550%), 2.00%, 5/22/20 (a)		22,427	22,557,396
4.13%, 3/16/27		3,260	3,399,244
4.50%, 8/10/33		2,820	2,957,700
4.40%, 11/01/34		600	611,424

			42,402,610
Electric Utilities — 1.0%
Baltimore Gas & Electric Co., 3.50%, 8/15/46		798	781,862
Duke Energy Corp.:
4.80%, 12/15/45		1,900	2,195,803
3.75%, 9/01/46		2,310	2,284,384
Emera U.S. Finance LP:
2.15%, 6/15/19		1,705	1,698,367
2.70%, 6/15/21		2,554	2,547,779
Entergy Corp., 2.95%, 9/01/26		2,020	1,965,347
Eversource Energy, 2.90%, 10/01/24		2,430	2,411,512
Exelon Corp.:
2.85%, 6/15/20		1,186	1,197,059
2.45%, 4/15/21		470	467,869
4.95%, 6/15/35		400	456,138
4.45%, 4/15/46		4,480	4,868,522
FirstEnergy Corp., 4.85%, 7/15/47		2,250	2,510,974
ITC Holdings Corp., 2.70%, 11/15/22 (b)		1,345	1,342,568
MidAmerican Energy Co., 4.40%, 10/15/44		740	842,496
Northern States Power Co., 3.40%, 8/15/42		1,325	1,311,334
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41		1,000	1,155,817

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Southern Co., 4.40%, 7/01/46	USD	2,255	$2,401,513
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (b)		2,784	2,887,943

			33,327,287
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 3.20%, 4/01/24		1,036	1,043,004
Energy Equipment & Services — 0.3%
Halliburton Co., 3.80%, 11/15/25		7,650	7,950,387
Schlumberger Holdings Corp., 3.00%, 12/21/20 (b)		2,393	2,423,996

			10,374,383
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.:
3.30%, 2/15/21		1,090	1,109,986
3.45%, 9/15/21		1,247	1,274,542
3.50%, 1/31/23		318	325,155
3.00%, 6/15/23		9,920	9,894,021
5.00%, 2/15/24		302	330,801
4.40%, 2/15/26		214	225,039
Boston Properties LP, 3.65%, 2/01/26		2,715	2,758,132
Crown Castle International Corp.:
3.40%, 2/15/21		572	584,149
2.25%, 9/01/21		2,097	2,061,627
3.20%, 9/01/24		4,245	4,200,984

			22,764,436
Food & Staples Retailing — 0.4%
CVS Health Corp.:
4.00%, 12/05/23		1,795	1,866,288
5.13%, 7/20/45		1,100	1,260,703
Kraft Heinz Foods Co., 4.38%, 6/01/46		2,100	2,080,154
Tyson Foods, Inc., 3.95%, 8/15/24		1,500	1,577,507
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		4,342	4,674,794
4.65%, 6/01/46		92	96,917

			11,556,363
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories:
2.80%, 9/15/20		1,249	1,257,400
3.88%, 9/15/25		400	413,729
3.75%, 11/30/26		10,000	10,268,661
Becton Dickinson and Co.:
2.13%, 6/06/19		5,305	5,293,082
2.68%, 12/15/19		1,757	1,763,350
2.89%, 6/06/22		3,780	3,756,355
4.69%, 12/15/44		279	305,085
Boston Scientific Corp., 2.65%, 10/01/18		1,498	1,503,912
Medtronic, Inc., 4.38%, 3/15/35		2,220	2,502,637
Stryker Corp., 4.63%, 3/15/46		863	980,035

			28,044,246
Health Care Providers & Services — 0.7%
Aetna, Inc.:
4.50%, 5/15/42		1,119	1,198,433
4.13%, 11/15/42		548	555,000
4.75%, 3/15/44		565	630,771
3.88%, 8/15/47		1,895	1,867,557
Anthem, Inc.:
1.88%, 1/15/18		5,395	5,394,634
2.30%, 7/15/18		5,608	5,620,240
Cigna Corp., 3.25%, 4/15/25		2,837	2,850,831

6	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Kaiser Foundation Hospitals, 4.15%, 5/01/47	USD	1,409	$1,522,483
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		1,130	1,132,975
UnitedHealth Group, Inc.:
2.70%, 7/15/20		687	694,943
4.63%, 7/15/35		275	320,260
3.95%, 10/15/42		1,434	1,490,546
4.20%, 1/15/47		179	192,882

			23,471,555
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
4.70%, 12/09/35		2,230	2,532,990
4.88%, 12/09/45		415	480,756

			3,013,746
Household Durables — 0.1%
Newell Brands, Inc.:
2.88%, 12/01/19		2,926	2,949,508
5.38%, 4/01/36		475	555,934

			3,505,442
Industrial Conglomerates — 0.2%
Eaton Corp., 2.75%, 11/02/22		1,023	1,025,992
General Electric Co., 4.50%, 3/11/44		2,507	2,777,180
Honeywell International, Inc., 3.81%, 11/21/47 (b)		575	597,915
Tyco Electronics Group SA:
3.45%, 8/01/24		315	323,823
3.13%, 8/15/27		670	668,622

			5,393,532
Insurance — 0.5%
Allstate Corp., 4.20%, 12/15/46		1,307	1,426,041
American International Group, Inc., 3.88%, 1/15/35		869	872,277
Aon PLC, 4.75%, 5/15/45		394	438,086
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/26		284	296,604
4.35%, 1/30/47		159	176,121
MetLife, Inc., 4.60%, 5/13/46		1,350	1,539,891
Principal Financial Group, Inc., 4.30%, 11/15/46		2,300	2,460,078
Travelers Cos., Inc.:
4.60%, 8/01/43		1,348	1,556,333
4.00%, 5/30/47		1,490	1,586,616
Willis North America, Inc., 3.60%, 5/15/24		5,492	5,583,184

			15,935,231
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc., 3.88%, 8/22/37 (b)		4,840	5,135,721
IT Services — 0.2%
DXC Technology Co., 2.88%, 3/27/20		1,131	1,136,502
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		116	119,187
4.50%, 8/15/46		746	777,614
Total System Services, Inc., 4.80%, 4/01/26		2,949	3,190,504
Visa, Inc., 4.15%, 12/14/35		1,764	1,958,498

			7,182,305
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.:
4.15%, 2/01/24		2,707	2,871,463

Corporate Bonds		Par (000)	Value
Life Sciences Tools & Services (continued)
3.65%, 12/15/25	USD	3,836	$3,936,582

			6,808,045
Machinery — 0.0%
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		247	273,469
Xylem, Inc., 4.38%, 11/01/46		236	252,933

			526,402
Media — 1.6%
CBS Corp., 2.30%, 8/15/19		1,622	1,620,865
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/22		5,200	5,425,415
4.91%, 7/23/25		739	785,694
3.75%, 2/15/28		3,530	3,382,475
6.38%, 10/23/35		1,662	1,940,593
6.48%, 10/23/45		1,145	1,334,990
5.38%, 5/01/47		3,490	3,578,469
Comcast Corp.:
3.38%, 8/15/25		2,318	2,378,926
4.25%, 1/15/33		535	583,131
4.40%, 8/15/35		2,336	2,553,936
3.20%, 7/15/36		3,131	2,977,321
4.75%, 3/01/44		3,017	3,459,802
4.60%, 8/15/45		769	862,559
3.40%, 7/15/46		706	667,986
Cox Communications, Inc., 3.15%, 8/15/24 (b)		3,485	3,432,322
Discovery Communications LLC, 3.80%, 3/13/24		1,300	1,318,780
Interpublic Group of Cos., Inc., 4.00%, 3/15/22		1,061	1,096,626
NBCUniversal Media LLC, 4.45%, 1/15/43		1,295	1,413,126
Time Warner Cable LLC:
5.00%, 2/01/20		1,291	1,347,297
4.13%, 2/15/21		2,660	2,739,223
4.00%, 9/01/21		372	383,137
5.50%, 9/01/41		903	941,186
4.50%, 9/15/42		132	123,845
Time Warner, Inc.:
2.10%, 6/01/19		3,584	3,577,064
3.60%, 7/15/25		886	887,982
4.85%, 7/15/45		1,549	1,626,813
Viacom, Inc.:
2.75%, 12/15/19		552	551,172
4.50%, 3/01/21		1,345	1,400,147

			52,390,882
Metals & Mining — 0.4%
Anglo American Capital PLC, 3.63%, 9/11/24 (b)		2,745	2,731,851
Barrick Gold Corp., 5.25%, 4/01/42		1,980	2,282,742
Newmont Mining Corp.:
3.50%, 3/15/22		2,210	2,256,130
4.88%, 3/15/42		1,635	1,814,365
Nucor Corp., 5.20%, 8/01/43		693	839,592
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		1,210	1,294,836

			11,219,516
Multi-Utilities — 0.3%
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44		991	1,090,280
NiSource Finance Corp., 3.49%, 5/15/27		1,850	1,883,006

BLACKROCK FUNDS II	DECEMBER 31, 2017	7

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
Pacific Gas & Electric Co.:
3.30%, 12/01/27 (b)	USD	1,825	$1,807,928
3.95%, 12/01/47 (b)		765	760,329
Virginia Electric & Power Co.:
3.15%, 1/15/26		310	312,975
3.50%, 3/15/27		2,683	2,773,940
4.45%, 2/15/44		794	895,808
4.20%, 5/15/45		1,409	1,530,559

			11,054,825
Oil, Gas & Consumable Fuels — 2.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
4.25%, 12/01/27		530	534,549
5.20%, 12/01/47		500	521,478
Apache Corp.:
2.63%, 1/15/23		1,799	1,764,166
4.25%, 1/15/44		5,325	5,158,723
Cenovus Energy, Inc., 4.25%, 4/15/27		2,530	2,523,906
Concho Resources, Inc.:
3.75%, 10/01/27		5,420	5,490,767
4.88%, 10/01/47		710	772,074
Enbridge, Inc.:
2.90%, 7/15/22		1,705	1,694,680
3.70%, 7/15/27		1,360	1,365,734
Enterprise Products Operating LLC:
5.10%, 2/15/45		408	465,555
4.90%, 5/15/46		1,742	1,919,327
EOG Resources, Inc.:
2.45%, 4/01/20		4,202	4,214,021
4.15%, 1/15/26		859	914,233
Exxon Mobil Corp.:
1.82%, 3/15/19		3,177	3,171,926
4.11%, 3/01/46		1,535	1,718,027
Hess Corp., 5.80%, 4/01/47		3,840	4,273,121
Kinder Morgan Energy Partners LP:
4.30%, 5/01/24		2,876	2,994,370
4.25%, 9/01/24		3,969	4,110,615
Kinder Morgan, Inc., 5.05%, 2/15/46		5,025	5,215,630
Marathon Petroleum Corp., 5.85%, 12/15/45		1,225	1,411,044
MPLX LP, 5.20%, 3/01/47		624	684,794
Pioneer Natural Resources Co., 4.45%, 1/15/26		530	568,073
Spectra Energy Partners LP, 4.50%, 3/15/45		2,080	2,144,740
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		2,740	2,758,504
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		758	757,985
2.50%, 8/01/22		1,020	1,013,517
Valero Energy Corp., 3.65%, 3/15/25		2,925	3,003,566
Williams Partners LP, 4.00%, 9/15/25		2,500	2,558,034

			63,723,159
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 7.38%, 12/01/25		1,203	1,531,127
Pharmaceuticals — 0.5%
Allergan Funding SCS:
2.35%, 3/12/18		3,691	3,693,924
3.80%, 3/15/25		5,097	5,188,984
Merck & Co., Inc., 3.60%, 9/15/42		1,300	1,327,153
Pfizer, Inc., 4.00%, 12/15/36		4,220	4,622,932

			14,832,993
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
4.15%, 4/01/45		559	607,461

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
4.70%, 9/01/45	USD	535	$626,797
4.13%, 6/15/47		1,490	1,632,626
CSX Corp., 4.25%, 11/01/66		1,255	1,253,979
Norfolk Southern Corp., 4.05%, 8/15/52 (b)		952	986,717
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (b)		2,744	2,709,361
Union Pacific Corp.:
3.60%, 9/15/37		1,490	1,543,734
3.88%, 2/01/55		1,224	1,243,568
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		1,543	1,573,848

			12,178,091
Semiconductors & Semiconductor Equipment — 1.2%
Analog Devices, Inc.:
3.90%, 12/15/25		283	295,845
3.50%, 12/05/26		3,980	4,027,671
5.30%, 12/15/45		286	339,911
Applied Materials, Inc.:
3.30%, 4/01/27		2,005	2,039,283
4.35%, 4/01/47		1,183	1,327,075
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (b)		13,326	13,235,878
3.00%, 1/15/22 (b)		8,612	8,539,054
3.63%, 1/15/24 (b)		2,376	2,362,658
Lam Research Corp.:
2.75%, 3/15/20		1,081	1,088,652
2.80%, 6/15/21		1,349	1,357,466
QUALCOMM, Inc.:
2.60%, 1/30/23		2,580	2,516,574
4.80%, 5/20/45		607	652,857
Xilinx, Inc., 2.95%, 6/01/24		1,100	1,093,131

			38,876,055
Software — 1.2%
Autodesk, Inc., 3.50%, 6/15/27		3,545	3,477,382
Microsoft Corp.:
3.50%, 2/12/35		2,108	2,193,296
3.45%, 8/08/36		4,460	4,598,215
3.70%, 8/08/46		1,718	1,791,034
4.25%, 2/06/47		5,660	6,470,909
Oracle Corp.:
3.25%, 5/15/30		1,729	1,747,815
3.90%, 5/15/35		1,497	1,585,759
4.00%, 7/15/46		1,232	1,310,861
4.38%, 5/15/55		826	923,238
VMware, Inc., 2.30%, 8/21/20		12,530	12,458,956

			36,557,465
Specialty Retail — 0.1%
Home Depot, Inc., 5.88%, 12/16/36		1,000	1,353,209
Lowe’s Cos., Inc., 4.38%, 9/15/45		1,200	1,326,325

			2,679,534
Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc.:
3.00%, 2/09/24		2,553	2,585,405
2.85%, 5/11/24		9,235	9,276,370
3.45%, 2/09/45		745	727,066
4.65%, 2/23/46		4,398	5,150,210
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		3,115	3,130,012
2.10%, 10/04/19 (b)		3,645	3,620,051
3.60%, 10/15/20		2,756	2,813,873

8	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc., 3.75%, 12/01/20	USD	279	$287,906

			27,590,893
Thrifts & Mortgage Finance — 0.1%
Nationwide Building Society, 4.13%, 10/18/32 (b)(d)		2,930	2,930,991
Tobacco — 0.3%
BAT Capital Corp., 4.39%, 8/15/37 (b)		2,760	2,898,284
Reynolds American, Inc.:
2.30%, 6/12/18		997	998,169
3.25%, 6/12/20		423	429,808
4.45%, 6/12/25		5,695	6,072,268

			10,398,529
Trading Companies & Distributors — 0.2%
Air Lease Corp., 2.63%, 7/01/22		3,455	3,408,407
GATX Corp.:
2.60%, 3/30/20		1,182	1,181,700
3.85%, 3/30/27		790	803,200

			5,393,307
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., 5.00%, 3/15/44		320	369,570
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (b)		5,170	5,202,627

			5,572,197
Total Corporate Bonds — 31.9%			1,014,092,419

Foreign Agency Obligations
Mexico — 0.1%
Mexico City Airport Trust, 5.50%, 7/31/47 (b)		777	767,287
Petroleos Mexicanos, 6.50%, 3/13/27 (b)		2,546	2,782,778

			3,550,065
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (b)		200	215,500
Total Foreign Agency Obligations — 0.1%			3,765,565

Foreign Government Obligations
Colombia — 0.2%
Republic of Colombia, 3.88%, 4/25/27		6,600	6,718,800
Hungary — 0.1%
Republic of Hungary, 5.38%, 3/25/24		2,860	3,235,289
Indonesia — 0.4%
Republic of Indonesia:
8.38%, 3/15/24	IDR	1,352,000	110,792
4.13%, 1/15/25	USD	390	404,886
4.75%, 1/08/26		1,560	1,694,694
8.38%, 9/15/26	IDR	11,024,000	918,043
4.35%, 1/08/27	USD	509	538,714
7.00%, 5/15/27	IDR	4,547,000	351,226
7.50%, 8/15/32		27,860,000	2,171,066
8.38%, 3/15/34		10,296,000	846,143
8.25%, 5/15/36		40,502,000	3,328,523
7.50%, 5/15/38		13,608,000	1,050,627

			11,414,714

Foreign Government Obligations		Par (000)	Value
Mexico — 1.4%
United Mexican States:
Series M, 4.75%, 6/14/18	MXN	25,300	$1,269,767
Series M, 5.00%, 12/11/19		524,600	25,395,843
4.15%, 3/28/27	USD	15,979	16,570,223

			43,235,833
Panama — 0.1%
Republic of Panama, 3.75%, 3/16/25		2,850	2,972,550
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25		3,050	3,951,275
Philippines — 0.2%
Republic of the Philippines, 5.50%, 3/30/26		4,520	5,335,815
Russia — 0.1%
Russian Federation:
6.40%, 5/27/20	RUB	45,783	786,554
7.50%, 8/18/21		15,627	276,066
7.40%, 12/07/22		16,485	289,993
4.75%, 5/27/26	USA	200	212,098
7.75%, 9/16/26	RUB	10,981	194,962
8.15%, 2/03/27		47,365	865,516
4.25%, 6/23/27	USD	1,200	1,235,400
7.05%, 1/19/28	RUB	35,384	596,969

			4,457,558
South Africa — 0.1%
Republic of South Africa:
5.50%, 3/09/20	USD	1,968	2,065,849
Series R209, 6.25%, 3/31/36	ZAR	14,564	846,979
Series R214, 6.50%, 2/28/41		3,740	213,358
Series 2048, 8.75%, 2/28/48		9,505	696,560

			3,822,746
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27	USD	2,680	2,869,878
Total Foreign Government Obligations — 2.8%			88,014,458

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.7%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 3.80%, 10/25/34 (d)		11	11,247
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.540%), 2.09%, 2/25/35 (a)		463	439,769
JPMorgan Mortgage Trust:
Series 2017-2, Class A6, 3.00%, 5/25/47 (b)(d)		5,339	5,349,279
Series 2017-3, Class 1A6, 3.00%, 8/25/47 (b)(d)		6,842	6,834,323
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 1.59%, 4/16/36 (a)(b)		8,192	6,952,470

BLACKROCK FUNDS II	DECEMBER 31, 2017	9

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
MortgageIT Trust, Series 2004-1, Class A1, (1 mo. LIBOR US + 0.780%), 2.33%, 11/25/34 (a)	USD	857	$838,830
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 3.56%, 11/25/34 (d)		1,858	1,848,474

			22,274,392
Commercial Mortgage-Backed Securities — 3.5%
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 1/14/29 (b)		500	546,037
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29 (b)(d)		1,550	1,538,301
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.950%), 3.43%, 11/15/19 (a)(b)(c)		4,750	4,695,375
Aventura Mall Trust:
Series 2013-AVM, Class D, 3.74%, 12/05/32 (b)(d)		500	504,857
Series 2013-AVM, Class E, 3.74%, 12/05/32 (b)(d)		2,330	2,352,633
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 1/15/49 (d)		175	177,513
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class A, (1 mo. LIBOR US + 1.050%), 2.53%, 9/15/26 (a)(b)		1,137	1,139,283
Series 2013-DSNY, Class E, (1 mo. LIBOR US + 2.600%), 4.08%, 9/15/26 (a)(b)		210	210,115
Series 2015-ASHF, Class B, (1 mo. LIBOR US + 1.710%), 3.19%, 1/15/28 (a)(b)		320	320,677
Series 2015-ASHF, Class C, (1 mo. LIBOR US + 2.000%), 3.48%, 1/15/28 (a)(b)		110	110,124
Series 2015-ASHF, Class D, (1 mo. LIBOR US + 3.000%), 4.48%, 1/15/28 (a)(b)		2,440	2,446,959
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.500%), 2.75%, 11/15/20 (a)(b)		1,450	1,450,403
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 3.25%, 11/15/20 (a)(b)		1,490	1,489,997
BANK, Series 2017-BNK9, Class A4, 3.54%, 11/15/54		780	803,478
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (b)		1,119	1,137,185
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36 (b)(d)		260	252,775
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, (1 mo. LIBOR US + 1.500%), 2.86%, 7/05/33 (a)(b)		5,207	5,230,988
BWAY Mortgage Trust:
Series 2013-1515, Class C, 3.45%, 3/10/33 (b)		2,810	2,803,261
Series 2013-1515, Class E, 3.72%, 3/10/33 (b)		100	99,477
BXP Trust:
Series 2017-CC, Class D, 3.55%, 8/13/37 (b)(c)(d)		460	439,884
Series 2017-GM, Class A, 3.38%, 6/13/39 (b)		1,090	1,113,474
Series 2017-GM, Class D, 3.42%, 6/13/39 (b)(d)		4,000	3,836,457
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class D, 4.35%, 10/15/22 (b)(d)		330	336,756

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 4/10/29 (b)(d)	USD	200	$200,912
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50 (d)		417	428,848
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 1/10/48		110	115,259
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class D, (1 mo. LIBOR US + 1.700%), 3.18%, 5/15/30 (a)(b)		230	230,000
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.790%), 2.27%, 7/15/28 (a)(b)		1,510	1,511,879
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 3.08%, 7/15/28 (a)(b)		900	899,998
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 8/15/50		250	256,755
Chicago Skyscraper Trust, Series 2017-SKY, Class D, (1 mo. LIBOR US + 2.250%), 3.73%, 2/15/30 (a)(b)		500	503,104
CHT Mortgage Trust, Series 2017-CSMO, Class A, (1 mo. LIBOR US + 0.930%), 2.31%, 11/15/36 (a)(b)		220	220,343
Citigroup Commercial Mortgage Trust:
Series 16-SMPL, Class D, 3.52%, 9/10/31 (b)(c)		110	109,888
Series 2013-375P, Class C, 3.52%, 5/10/35 (b)(d)		245	247,311
Series 2014-GC19, Class C, 4.90%, 3/10/47 (d)		120	125,351
Series 2016-GC37, Class D, 2.79%, 4/10/49 (b)		1,000	774,923
Series 2016-P3, Class C, 4.84%, 4/15/49 (d)		501	530,023
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		2,029	2,074,312
Series 2017-CD3, Class A4, 3.63%, 2/10/50		280	292,259
Commercial Mortgage Trust:
Series 2013-WWP, Class D, 3.90%, 3/10/31 (b)		710	751,935
Series 2014-CR14, Class A4, 4.24%, 2/10/47 (d)		600	641,724
Series 2014-CR15, Class C, 4.77%, 2/10/47 (d)		70	72,997
Series 2014-CR16, Class A4, 4.05%, 4/10/47		1,534	1,626,373
Series 2014-CR17, Class A5, 3.98%, 5/10/47		2,241	2,369,177
Series 2014-CR18, Class A4, 3.55%, 7/15/47		130	134,566
Series 2014-CR18, Class C, 4.73%, 7/15/47 (d)		1,090	1,107,832
Series 2014-CR19, Class A5, 3.80%, 8/10/47		440	461,576
Series 2014-PAT, Class A, (1 mo. LIBOR US + 0.800%), 2.23%, 8/13/27 (a)(b)		1,500	1,502,893
Series 2015-CR25, Class A4, 3.76%, 8/10/48		760	796,204
Series 2015-CR25, Class D, 3.80%, 8/10/48 (d)		140	117,283

10	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-LC19, Class C, 4.26%, 2/10/48 (d)	USD	1,800	$1,833,702
Series 2016-667M, Class D, 3.18%, 10/10/36 (b)(d)		440	413,476
Series 2017-COR2, Class D, 3.00%, 9/10/50 (b)		150	121,326
Core Industrial Trust:
Series 2015-TEXW, Class A, 3.08%, 2/10/34 (b)		3,400	3,454,736
Series 2015-TEXW, Class D, 3.85%, 2/10/34 (b)(d)		440	447,909
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class A, (1 mo. LIBOR US + 1.320%), 2.80%, 4/15/29 (a)(b)		684	683,734
Credit Suisse Mortgage Capital Certificates:
Series 2015-DEAL, Class D, (1 mo. LIBOR US + 3.100%), 4.58%, 4/15/29 (a)(b)		545	545,000
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (b)		1,119	1,164,436
Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 3.08%, 11/15/33 (a)(b)		250	251,541
Series 2017-PFHP, Class A, (3 mo. LIBOR US + 0.950%), 2.25%, 12/15/30 (a)(b)		530	530,000
Series 2017-TIME, Class A, 3.65%, 11/13/39 (b)		230	236,807
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (b)(d)		1,173	964,942
Deutsche Bank UBS Mortgage Trust:
Series 2011-LC1A, Class E, 5.70%, 11/10/46 (b)(d)		1,310	1,367,249
Series 2017-BRBK, Class A, 3.45%, 10/10/34 (b)		1,080	1,103,426
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (b)(d)		350	361,541
FREMF Mortgage Trust:
Series 2015-K48, Class B, 3.64%, 8/25/48 (b)(d)		220	222,404
Series 2017-K64, Class B, 3.98%, 3/25/27 (b)(d)		2,044	2,067,396
Series 2017-K69, Class C, 3.73%, 10/25/49 (b)(d)		111	106,117
Series 2017-K725, Class B, 3.88%, 2/25/24 (b)(d)		1,460	1,486,149
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class AFL1, (1 mo. LIBOR US + 1.300%), 2.55%, 12/15/34 (a)(b)		113	113,142
GS Mortgage Securities Corp Trust, Series 2017-500K, Class D, (1 mo. LIBOR US + 1.300%), 2.78%, 7/15/32 (a)(b)		360	360,361
GS Mortgage Securities Corp. II, Series 2013-KING, Class D, 3.44%, 12/10/27 (b)(d)		1,150	1,150,112
GS Mortgage Securities Trust:
Series 2014-GC20, Class B, 4.53%, 4/10/47 (d)		400	405,645
Series 2015-GC32, Class C, 4.41%, 7/10/48 (c)(d)		790	802,877
Series 2015-GC32, Class D, 3.35%, 7/10/48		860	711,572
Series 2016-RENT, Class C, 4.07%, 2/10/29 (b)(d)		395	402,573
Series 2017-GS7, Class A4, 3.43%, 8/10/50		280	285,217
Series 2017-GS7, Class D, 3.00%, 8/10/50 (b)		150	129,312
Series 2017-GS7, Class E, 3.00%, 8/10/50 (b)		50	41,394

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
HMH Trust, Series 2017-NSS, Class A, 3.06%, 7/05/31 (b)	USD	1,890	$1,880,726
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38 (b)		230	224,566
IMT Trust:
Series 2017-APTS, Class AFX, 3.48%, 6/15/34 (b)(d)		440	449,034
Series 2017-APTS, Class DFX, 3.50%, 6/15/34 (b)(d)		730	711,824
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 8/15/47		450	471,264
Series 2014-C26, Class A4, 3.49%, 1/15/48		753	775,724
Series 2015-C33, Class D1, 4.12%, 12/15/48 (b)(d)		553	527,673
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (b)		645	649,679
Series 2015-JP1, Class C, 4.74%, 1/15/49 (d)		1,310	1,376,590
Series 2015-JP1, Class D, 4.24%, 1/15/49 (d)		770	724,934
Series 2015-UES, Class C, 3.62%, 9/05/32 (b)(d)		990	1,003,320
Series 2016-NINE, Class A, 2.85%, 10/06/38 (b)(d)		1,330	1,302,756
Series 2016-WPT, Class A, (1 mo. LIBOR US + 1.450%), 2.93%, 10/15/33 (a)(b)		750	751,876
Series 2017-JP5, Class D, 4.65%, 3/15/50 (b)(d)		520	513,493
Series 2017-JP7, Class B, 4.05%, 9/15/50		90	92,057
Series 2017-MAUI, Class D, (1 mo. LIBOR US + 1.950%), 3.43%, 7/15/34 (a)(b)		130	130,041
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, (1 mo. LIBOR US + 1.800%), 3.28%, 9/15/28 (a)(b)		436	437,736
Series 2015-LSP, Class D, (1 mo. LIBOR US + 4.000%), 5.48%, 9/15/28 (a)(b)		444	449,454
MAD Mortgage Trust, Series 2017-330M, Class D, 3.98%, 8/15/34 (b)(d)		300	301,038
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.32%, 9/12/42 (b)(d)		100	106,085
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 6/15/47		800	842,317
Series 2015-C23, Class D, 4.13%, 7/15/50 (b)(d)		1,000	870,944
Series 2015-C25, Class C, 4.53%, 10/15/48 (d)		1,500	1,545,415
Series 2015-C25, Class D, 3.07%, 10/15/48		450	365,350
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		1,655	1,335,571
Series 2017-C33, Class C, 4.56%, 5/15/50 (d)		585	600,474
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class E, 3.45%, 7/13/29 (b)(d)		350	348,767

BLACKROCK FUNDS II	DECEMBER 31, 2017	11

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-XLF2, Class AFSB, (1 mo. LIBOR US + 2.750%), 4.23%, 8/15/26 (a)(b)	USD	300	$300,000
Series 2017-H1, Class A5, 3.53%, 6/15/50		950	981,055
Series 2017-H1, Class C, 4.28%, 6/15/50 (d)		730	738,771
Series 2017-H1, Class D, 2.55%, 6/15/50 (b)		2,440	1,983,403
Series 2017-PRME, Class D, (1 mo. LIBOR US + 3.400%), 4.88%, 2/15/34 (a)(b)		420	419,995
Morgan Stanley Capital I, Inc.:
Series 2017-HR2, Class A4, 3.59%, 12/15/50		750	773,433
Series 2017-HR2, Class D, 2.73%, 12/15/50		360	288,418
Series 2017-JWDR, Class D, (1 mo. LIBOR US + 1.950%), 3.20%, 11/15/34 (a)(b)		1,280	1,280,402
Olympic Tower Mortgage Trust, Series 2017-OT, Class D, 3.95%, 5/10/39 (b)(d)		2,590	2,568,685
RAIT Trust, Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 2.19%, 6/15/37 (a)(b)		1,310	1,310,675
Resource Capital Corp. Ltd.:
Series 2017-CRE5, Class A, (1 mo. LIBOR US + 0.800%), 2.28%, 7/15/34 (a)(b)		849	849,508
Series 2017-CRE5, Class B, (1 mo. LIBOR US + 2.000%), 3.48%, 7/15/34 (a)(b)		280	279,999
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (b)(c)		321	318,060
VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, 12/13/29 (b)(d)		150	152,197
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, (1 mo. LIBOR US + 1.350%), 2.83%, 6/15/29 (a)(b)		1,300	1,302,007
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 2/15/48		425	401,226
Series 2015-C31, Class A4, 3.70%, 11/15/48		750	782,576
Series 2015-NXS2, Class A5, 3.77%, 7/15/58 (d)		890	932,641
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (d)		420	380,553
Series 2016-NXS5, Class D, 4.88%, 1/15/59 (d)		2,717	2,655,062
Series 2017-C38, Class A5, 3.45%, 7/15/50		357	365,020
Series 2017-C39, Class C, 4.12%, 9/15/50		160	158,709
Series 2017-C39, Class D, 4.36%, 9/15/50 (b)(d)		120	114,134
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 2.31%, 12/13/20 (a)		397	397,844
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.68%, 8/15/47		485	505,029

			111,931,940
Interest Only Commercial Mortgage-Backed Securities — 0.4%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 6/05/37 (b)(d)		11,000	173,580
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.63%, 2/15/50 (d)		8,205	407,953
Series 2017-BNK3, Class XD, 1.29%, 2/15/50 (b)(d)		2,000	178,700
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (b)(d)		7,280	492,638

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (b)(d)	USD	65,905	$2,551,163
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.75%, 5/10/58 (d)		2,174	231,141
Series 2016-C4, Class XB, 0.73%, 5/10/58 (d)		2,030	105,560
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class XA, 1.41%, 2/10/48 (d)		6,481	493,169
Series 2017-P8, Class XA, 0.93%, 9/15/50 (d)		1,988	137,632
Citigroup/Deutsche Bank Mortgage Trust, Series 2017-CD3, Class XA, 1.04%, 2/10/50 (d)		2,472	182,387
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.10%, 3/10/46 (d)		20,005	726,642
Series 2015-3BP, Class XA, 0.06%, 2/10/35 (b)(d)		40,878	260,802
Series 2015-CR23, Class XA, 0.98%, 5/10/48 (d)		13,477	634,888
Series 2015-CR24, Class XA, 0.81%, 8/10/48 (d)		7,859	380,755
Series 2017-COR2, Class XA, 1.19%, 9/10/50 (d)		2,158	191,250
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (b)(d)		5,920	165,127
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.14%, 11/15/27 (d)		3,170	56,426
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 6/10/50 (b)(d)		3,040	211,098
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27 (b)(d)		31,563	380,896
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.28%, 10/10/49 (d)		1,689	136,800
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class XA, 1.39%, 3/15/49 (d)		6,772	522,192
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (b)(d)		1,800	95,688
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.55%, 4/15/46 (d)		4,040	104,377
Series 2014-C22, Class XA, 0.92%, 9/15/47 (d)		1,069	49,463
Series 2016-JP3, Class XC, 0.75%, 8/15/49 (b)(d)		4,330	182,596
Series 2016-JP4, Class XA, 0.81%, 12/15/49 (d)		993	44,066
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C22, Class XA, 1.14%, 4/15/48 (d)		1,038	59,710
Series 2016-C28, Class XA, 1.28%, 1/15/49 (d)		1,427	106,931
Series 2016-C29, Class XA, 1.64%, 5/15/49 (d)		2,465	242,988
Series 2016-C29, Class XB, 0.96%, 5/15/49 (d)		3,160	223,687
Series 2016-C31, Class XA, 1.46%, 11/15/49 (d)		989	88,882

12	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust:
Series 2017-H1, Class XD, 2.20%, 6/15/50 (b)(d)	USD	3,030	$465,469
Series 2017-HR2, Class XA, 0.81%, 12/15/50 (d)		4,027	258,008
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 5/10/39 (b)(d)		10,700	356,738
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.09%, 2/10/32 (b)(d)		17,050	95,821
Series 2017-1MKT, Class XNCP, 0.00%, 2/10/32 (b)(c)(d)		3,410	20,460
UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.61%, 6/15/50 (b)(d)		1,531	170,778
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.92%, 2/15/48 (d)		5,654	286,012
Series 2016-BNK1, Class XB, 1.34%, 8/15/49 (d)		2,300	221,444
Series 2016-BNK1, Class XD, 1.27%, 8/15/49 (b)(d)		1,180	99,616
Series 2016-LC25, Class XA, 1.09%, 12/15/59 (d)		4,162	263,949
Series 2017-C41, Class XA, 1.24%, 11/15/50 (d)		4,627	423,668

			12,481,150
Total Non-Agency Mortgage-Backed Securities — 4.6%			146,687,482

Preferred Securities
Capital Trusts
Aerospace & Defense — 0.1%
United Technologies Corp., 1.78%, 5/04/18 (f)		3,519	$3,513,619
Banks — 0.1%
HSBC Holdings PLC, (USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00% (e)(g)		3,360	3,532,200
Capital Markets — 0.1%
Bank of New York Mellon Corp., (3 mo. LIBOR US + 3.131%), 4.63% (e)(g)		2,494	2,534,527
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(g)		3,190	3,389,375
Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 7/01/20 (d)		2,175	2,175,910
Total Capital Trusts — 0.5%			15,145,631

Trust Preferreds	Shares
Banks — 0.1%
Citigroup Capital XIII, 0.05%, 10/30/40 (d)		116,685	3,206,504
Total Preferred Securities — 0.6%			18,352,135

Taxable Municipal Bonds	Par (000)		Value
Bay Area Toll Authority RB, 7.04%, 4/01/50	USD	1,150	$1,816,793
City Public Service Board of San Antonio, Texas RB, 5.81%, 2/01/41		1,180	1,568,468
Los Angeles Community College District GO, 6.60%, 8/01/42		800	1,176,816
Los Angeles Unified School District GO, 6.76%, 7/01/34		1,580	2,182,170
Metropolitan Transportation Authority RB:
6.67%, 11/15/39		200	283,086
6.81%, 11/15/40		610	871,818
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		690	884,470
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		1,004	1,549,694
New York City Water & Sewer System RB:
5.38%, 6/15/43		4,120	4,531,300
5.50%, 6/15/43		4,935	5,467,783
5.88%, 6/15/44		795	1,099,811
New York State Dormitory Authority RB, 5.39%, 3/15/40		725	914,754
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		1,305	1,617,391
State of California GO:
7.55%, 4/01/39		920	1,447,721
7.60%, 11/01/40		2,770	4,423,496
State of Illinois GO, 5.10%, 6/01/33		3,525	3,519,149
University of California RB, 4.86%, 5/15/2112		630	703,231
Total Taxable Municipal Bonds — 1.1%			34,057,951

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 0.6%
Fannie Mae, 6.63%, 11/15/30		1,500	2,109,459
Freddie Mac, 3.75%, 3/27/19		10,765	11,016,729
Resolution Funding Corp. Interest Strip, 0.00%, 7/15/18 (h)		4,575	4,531,565

			17,657,753
Collateralized Mortgage Obligations — 0.0%
Fannie Mae:
Series 2005-29, Class AT, 4.50%, 4/25/35		19	19,262
Series 2005-29, Class WB, 4.75%, 4/25/35		205	213,251
Series 2005-48, Class AR, 5.50%, 2/25/35		174	178,813
Series 2005-62, Class CQ, 4.75%, 7/25/35		157	160,948
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		499	530,998
Series 2996, Class MK, 5.50%, 6/15/35		12	13,513

			1,116,785
Commercial Mortgage-Backed Securities — 0.4%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (d)		9,228	9,865,248
Series 2017-M8, Class A2, 3.06%, 5/25/27 (d)		298	301,526
Freddie Mac:
Series K058, Class A2, 2.65%, 8/25/26		320	316,241

BLACKROCK FUNDS II	DECEMBER 31, 2017	13

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series K059, Class A2, 3.12%, 9/25/26 (d)	USD	870	$889,269
Series K060, Class A2, 3.30%, 10/25/26		350	362,636
Series K061, Class A2, 3.35%, 11/25/26 (d)		590	613,476
Series K062, Class A2, 3.41%, 12/25/26		246	257,309
Series K069, Class A2, 3.19%, 9/25/27 (d)		340	348,645

			12,954,350
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M4, Class X1, 3.81%, 2/25/18 (d)		2,526	537
Series 2013-M5, Class X 2, 2.18%, 1/25/22 (d)		9,176	455,155
Series 2016-M4, Class X 2, 2.70%, 1/25/39 (d)		3,883	440,802
Freddie Mac:
Series K045, Class X1, 0.46%, 1/25/25 (d)		3,877	106,694
Series K056, Class X1, 1.26%, 5/25/26 (d)		3,207	276,342
Series K064, Class X1, 0.69%, 3/25/27 (d)		7,804	371,337
Series K065, Class X1, 0.68%, 4/25/27 (d)		6,104	323,694
Series KIR1, Class X, 1.09%, 3/25/26 (d)		2,455	174,321
Series KW03, Class X1, 0.85%, 6/25/27 (d)		2,127	127,588
Ginnie Mae:
Series 2012-23, Class IO, 0.71%, 6/16/53 (d)		1,216	33,540
Series 2012-120, Class IO, 0.79%, 2/16/53 (d)		14,450	643,011
Series 2013-191, Class IO, 0.76%, 11/16/53 (d)		878	31,585
Series 2015-22, Class IO, 0.73%, 3/16/55 (d)		2,948	163,491
Series 2015-48, Class IO, 0.68%, 2/16/50 (d)		1,542	77,823
Series 2016-87, Class IO, 1.00%, 8/16/58 (d)		3,104	236,955
Series 2016-110, Class IO, 1.04%, 5/16/58 (d)		4,639	377,173
Series 2016-152, Class IO, 0.98%, 8/15/58 (d)		6,114	474,008
Series 2016-158, Class IO, 0.91%, 6/16/58 (d)		2,256	168,183
Series 2017-69, Class IO, 0.80%, 7/16/59 (d)		1,657	117,263
Series 2017-100, Class IO, 0.81%, 5/16/59 (d)		2,487	170,714
Series 2017-111, Class IO, 0.74%, 2/16/59 (d)		5,982	443,719

			5,213,935
Mortgage-Backed Securities — 45.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-3/01/32		23,858	23,859,999
3.00%, 4/01/28-1/01/48 (i)		434,316	436,254,071
3.50%, 8/01/27-1/01/48 (i)		169,457	175,014,059
4.00%, 1/01/25-1/01/48 (i)		212,625	223,303,959
4.50%, 2/01/25-1/01/48 (i)		37,536	40,156,992
5.00%, 11/01/32-1/01/48 (i)		8,348	9,039,837
5.50%, 10/01/21-4/01/41		8,345	9,242,433
6.00%, 1/01/21-6/01/41		12,107	13,690,010
6.50%, 5/01/40		2,601	2,907,492
7.00%, 6/01/32		15	16,526

U.S. Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:
2.50%, 11/01/29-1/01/33 (i)	USD	18,895		$18,870,912
3.00%, 1/01/30-1/01/48 (i)		77,727		78,113,047
3.50%, 1/01/33-1/01/48 (i)		79,569		81,964,210
4.00%, 8/01/40-1/01/48 (i)		39,213		41,284,446
4.50%, 2/01/39-11/01/47		18,262		19,470,027
5.00%, 7/01/35-11/01/41		8,718		9,499,755
5.50%, 10/01/18-6/01/41		3,841		4,233,166
6.00%, 2/01/18-12/01/32		7		8,348
8.00%, 11/01/22		1		690
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/48 (i)		71,641		72,290,247
3.50%, 12/20/41-1/15/48 (i)		98,468		101,891,700
4.00%, 4/20/39-1/15/48 (i)		49,666		51,855,567
4.50%, 12/20/39-1/15/48 (i)		24,242		25,712,805
5.00%, 12/15/38-7/20/41		7,545		8,198,244
5.50%, 3/15/32-1/15/48 (i)		4,407		4,754,180
6.00%, 12/15/36		145		162,516
7.50%, 11/15/29		—	(j)	414
9.00%, 7/15/18		—	(j)	13

				1,451,795,665
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 1989-16, Class B, 0.00%, 3/25/19 (h)		2		2,333
Total U.S. Government Sponsored Agency Securities —46.9%				1,488,740,821

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.25%, 5/15/39		5,941		7,509,099
4.50%, 8/15/39		5,766		7,532,063
4.38%, 11/15/39		5,788		7,447,302
3.13%, 2/15/43		23,050		24,763,443
2.88%, 5/15/43-11/15/46		29,750		30,574,894
3.63%, 8/15/43		22,003		25,679,908
3.75%, 11/15/43		25,905		30,866,415
3.00%, 2/15/47		4,191		4,407,590
2.75%, 11/15/47 (k)		34,240		34,296,175
U.S. Treasury Notes:
1.25%, 4/30/19-5/31/19		139,030		137,903,844
1.75%, 11/30/19-9/30/22 (k)		227,564		225,779,205
1.50%, 4/15/20-3/31/23		103,075		101,837,109
2.63%, 8/15/20-11/15/20		105,652		107,545,141
1.88%, 12/15/20-4/30/22 (k)		63,400		62,847,121
1.63%, 11/15/22-4/30/23		30,227		29,412,298
2.00%, 11/30/22-11/15/26 (k)		327,232		322,728,162
2.13%, 11/30/24-5/15/25		55,759		55,003,589
2.25%, 11/15/25-11/15/27 (k)		51,994		51,346,651
Total U.S. Treasury Obligations — 39.9%				1,267,480,009
Total Long-Term Investments (Cost — $4,254,209,552) — 134.4%				4,269,474,443

14	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Short-Term Securities	Par (000)		Value
Foreign Government Obligations
Government of Japan Treasury Bills:
Series 718, 0.19%, 2/13/18 (m)	JPY	2,806,300	$24,910,255
Series 727, 0.18%, 3/26/18 (m)		15,003,200	133,198,989
Total Foreign Government Obligations — 5.0%			158,109,244

Money Market Funds — 0.1%	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17% (l)(n)		3,910,872	3,910,872
Total Short-Term Securities (Cost — $162,454,291) — 5.1%			162,020,116

Options Purchased
(Cost — $4,059,014) — 0.1%			$1,627,231
Total Investments Before TBA Sale Commitments and Options Written (Cost — $4,420,722,857) — 139.6%			4,433,121,790

TBA Sale Commitments(i)(i)	Par (000)	Value
Mortgage-Backed Securities — (19.2)%
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/33	USD 4,756	$(4,748,070)
3.00%, 1/01/33-1/01/48	336,372	(336,901,545)
3.50%, 1/01/33-1/01/48	57,563	(59,259,174)
4.00%, 1/01/33-1/01/48	139,895	(146,154,647)
4.50%, 1/01/33-1/01/48	13,913	(14,584,856)
5.50%, 1/01/48	3,321	(3,638,942)
6.00%, 1/01/48	6,269	(7,011,240)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/48	10,147	(10,144,950)
3.50%, 1/01/48	6,000	(6,161,564)
4.50%, 1/01/48	5,060	(5,378,622)
5.00%, 1/01/48	3,293	(3,537,531)
Ginnie Mae Mortgage-Backed Securities:
4.00%, 1/15/48	6,200	(6,463,016)
4.50%, 1/20/48	6,678	(7,025,464)
Total TBA Sale Commitments (Proceeds — $611,557,173) — (19.2)%		(611,009,621)

Options Written
(Premiums Received — $ 2,771,630) — (0.1)%		(1,658,981)
Total Investments Net of TBA Sale Commitments and Options Written — 120.3%		3,820,453,188
Liabilities in Excess of Other Assets — (20.3)%		(643,733,490)

Net Assets — 100.0%		$3,176,719,698

Notes to Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	Perpetual security with no stated maturity date.

(h)	Zero-coupon bond.

(i)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$749,034	$(8,019)
BNP Paribas Securities Corp.	$17,592,793	$(39,178)
Citigroup Global Markets, Inc.	$28,466,879	$(15,373)
Credit Suisse Securities (USA) LLC	$67,851,986	$5,593
Daiwa Capital Markets America, Inc.	$30,107,000	$18,817
Deutsche Bank Securities, Inc.	$(6,894,729)	$4,730
Goldman Sachs & Co.	$29,738,503	$(7,626)
J.P. Morgan Securities LLC	$(168,015,036)	$228,486
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$9,284,218	$(36,241)
Mizuho Securities USA LLC	$(1,728,057)	$89,429
Morgan Stanley & Co. LLC	$34,015,141	$1,540
Nomura Securities International, Inc.	$9,354,387	$(5,537)
RBC Capital Markets, LLC	$51,339,557	$(240)
Wells Fargo Securities, LLC	$37,840,070	$(23,637)

(j)	Amount is less than $500.

(k)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

BLACKROCK FUNDS II	DECEMBER 31, 2017	15

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

(l)	Annualized 7-day yield as of period end.

(m)	Rates are discount rates or a range of discount rates at the time of purchase.

(n)

During the period ended December 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2017	Net Activity	Shares Held at December 31, 2017	Value at December 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	33,452,568	(29,541,696)	3,910,872	$3,910,872	$34,614	$51	—

[1]	Includes net capital gain distributions, if applicable.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.75%	12/29/17	1/02/18	$ 16,106,125	$ 16,107,467	U.S. Treasury Obligations	Overnight
Barclays Capital, Inc.	1.00%	12/29/17	1/02/18	22,558,463	22,560,969	U.S. Treasury Obligations	Overnight
BNP Paribas Securities Corp.	1.15%	12/29/17	1/02/18	93,721,701	93,733,677	U.S. Treasury Obligations	Overnight
BNP Paribas Securities Corp.	1.92%	12/29/17	1/02/18	39,582,960	39,591,404	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.50%	12/29/17	1/02/18	34,240,000	34,245,708	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	0.75%	12/29/17	1/02/18	71,361,388	71,367,334	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	1.85%	12/29/17	1/02/18	40,377,150	40,385,450	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.45%	12/29/17	1/02/18	211,223,850	211,234,411	U.S. Treasury Obligations	Overnight
Total				$529,171,637	$529,226,420

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	12	March 2018	$1,836	$ (4,606)
U.S. Treasury Notes (2 year)	115	March 2018	$24,623	(55,305)
Canadian Bankers Acceptance	824	December 2018	$160,285	1,085

				(58,826)

Short Contracts
Euro-Bund	219	March 2018	$42,484	443,466
U.S. Treasury Notes (10 Year)	2,849	March 2018	$353,410	(137,906)
U.S. Ultra Treasury Bonds	44	March 2018	$7,377	(8,347)
Long Gilt British	226	March 2018	$38,190	(511,156)
U.S. Treasury Notes (5 Year)	964	March 2018	$111,982	(82,293)
Euro Dollar	649	December 2018	$158,770	(21,222)
Euro Dollar	79	March 2019	$19,315	30,210

				(287,248)

Total	$(346,074)

16	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	502,500	BRL	1,643,678	Barclays Bank PLC	1/04/18	$7,351
USD	201,000	BRL	666,516	BNP Paribas S.A.	1/04/18	215
USD	120,600	BRL	397,377	BNP Paribas S.A.	1/04/18	892
USD	1,868,100	BRL	6,155,390	BNP Paribas S.A.	1/04/18	13,821
COP	2,022,101,100	USD	674,000	Barclays Bank PLC	1/05/18	3,065
USD	337,000	MXN	6,495,427	Barclays Bank PLC	1/05/18	7,128
USD	337,000	MXN	6,494,833	Barclays Bank PLC	1/05/18	7,158
RUB	83,741,115	USD	1,415,000	Bank of America N.A	1/12/18	35,917
USD	791,000	JPY	88,879,829	BNP Paribas S.A.	1/12/18	1,627
USD	409,131	MXN	7,798,442	Bank of America N.A.	1/12/18	13,651
USD	487,012	MXN	9,282,976	Bank of America N.A.	1/12/18	16,248
USD	158,170,000	JPY	17,771,190,350	Bank of America N.A.	1/16/18	305,880
ZAR	2,102,571	USD	165,117	Goldman Sachs International	1/17/18	4,283
USD	796,705	MXN	15,263,672	Barclays Bank PLC	1/22/18	24,225
USD	1,778,739	MXN	34,077,970	Barclays Bank PLC	1/22/18	54,084
IDR	2,260,723,000	USD	166,095	Deutsche Bank AG	1/26/18	58
IDR	7,393,488,000	USD	543,000	JPMorgan Chase Bank N.A.	1/29/18	236
INR	38,535,175	USD	595,000	Barclays Bank PLC	1/29/18	6,496
RUB	46,453,435	USD	773,000	Bank of America N.A.	1/30/18	30,148
CAD	432,854	USD	337,000	Barclays Bank PLC	2/22/18	7,614
NOK	5,631,062	USD	674,000	Bank of America N.A.	2/22/18	12,898
CAD	578,333	USD	450,000	BNP Paribas S.A.	3/21/18	10,585
EUR	750,000	CAD	1,129,178	Deutsche Bank AG	3/21/18	5,118
EUR	760,000	USD	903,191	HSBC Bank PLC	3/21/18	13,263
NOK	4,919,250	CAD	750,000	Bank of America N.A.	3/21/18	3,210
NOK	5,023,620	USD	600,000	JPMorgan Chase Bank N.A.	3/21/18	13,251
SEK	8,450,391	GBP	750,000	Morgan Stanley & Co. International PLC	3/21/18	19,940
USD	450,000	BRL	1,490,400	BNP Paribas S.A.	3/21/18	4,720
USD	16,584,000	MXN	322,909,883	Barclays Bank PLC	3/21/18	401,636
USD	300,000	MXN	5,794,499	Citibank N.A.	3/21/18	9,613
USD	225,000	MXN	4,341,611	Deutsche Bank AG	3/21/18	7,424
JPY	65,687,250	AUD	750,000	Bank of America N.A.	3/22/18	416
USD	600,000	ZAR	7,474,200	BNP Paribas S.A.	3/22/18	3,300
USD	5,137,416	TRY	19,956,291	BNP Paribas S.A.	6/25/18	147,473
USD	2,334,454	TRY	9,284,709	Citibank N.A.	6/25/18	12,873
USD	1,722,162	TRY	6,996,285	BNP Paribas S.A.	8/20/18	3,008
USD	1,041,243	TRY	4,197,771	Citibank N.A.	8/20/18	9,751
USD	1,337,439	TRY	5,388,944	Citibank N.A.	8/20/18	13,247

						1,231,823

BRL	1,402,799	USD	431,100	Bank of America N.A.	1/04/18	(8,514)
BRL	1,326,659	USD	405,000	BNP Paribas S.A.	1/04/18	(5,351)
BRL	4,707,181	USD	1,437,000	BNP Paribas S.A.	1/04/18	(18,987)
BRL	1,957,200	USD	600,000	Goldman Sachs International	1/04/18	(10,404)
USD	180,900	BRL	603,699	BNP Paribas S.A.	1/04/18	(961)
MXN	12,911,760	USD	674,000	HSBC Bank PLC	1/05/18	(18,272)
USD	60,000	COP	181,110,000	BNP Paribas S.A.	1/05/18	(641)
USD	337,000	COP	1,019,762,000	Royal Bank of Scotland PLC	1/05/18	(4,449)

BLACKROCK FUNDS II	DECEMBER 31, 2017	17

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	277,000	COP	836,124,500	Royal Bank of Scotland PLC	1/05/18	$(2,962)
USD	795,960	AUD	1,039,000	BNP Paribas S.A.	1/12/18	(14,727)
USD	953,350	EUR	807,000	Royal Bank of Scotland PLC	1/12/18	(15,784)
USD	2,079,186	RUB	124,309,321	Credit Suisse International	1/12/18	(74,625)
USD	1,699,979	ZAR	24,690,329	BNP Paribas S.A.	1/17/18	(289,277)
MXN	21,699,207	USD	1,154,717	Citibank N.A.	1/22/18	(56,540)
IDR	2,264,470,952	USD	166,861	JPMorgan Chase Bank N.A.	1/26/18	(432)
USD	733,889	IDR	10,010,980,116	Barclays Bank PLC	1/26/18	(1,875)
USD	269,912	IDR	3,679,166,347	BNP Paribas S.A.	1/26/18	(491)
USD	1,262,873	IDR	17,234,433,018	Citibank N.A.	1/26/18	(3,784)
USD	1,502,064	IDR	20,537,719,909	Deutsche Bank AG	1/26/18	(7,371)
USD	1,263,212	IDR	17,251,684,746	Deutsche Bank AG	1/26/18	(4,713)
USD	962,447	IDR	13,144,140,722	Deutsche Bank AG	1/26/18	(3,591)
USD	270,050	IDR	3,678,614,510	Deutsche Bank AG	1/26/18	(313)
USD	733,835	IDR	10,010,980,106	JPMorgan Chase Bank N.A.	1/26/18	(1,929)
USD	1,065,451	IDR	14,498,660,865	JPMorgan Chase Bank N.A.	1/26/18	(138)
USD	269,852	IDR	3,679,166,397	Royal Bank of Scotland PLC	1/26/18	(551)
IDR	34,611,150,000	USD	2,550,000	Deutsche Bank AG	1/29/18	(6,948)
USD	595,000	INR	39,015,935	JPMorgan Chase Bank N.A.	1/29/18	(14,000)
BRL	6,176,686	USD	1,868,100	BNP Paribas S.A.	2/02/18	(13,824)
BRL	398,752	USD	120,600	BNP Paribas S.A.	2/02/18	(892)
USD	215,576	IDR	2,948,211,126	Bank of America N.A.	2/08/18	(872)
USD	215,883	IDR	2,952,637,864	Goldman Sachs International	2/08/18	(889)
USD	215,836	IDR	2,952,637,908	JPMorgan Chase Bank N.A.	2/08/18	(936)
USD	337,000	CAD	432,526	Bank of America N.A.	2/22/18	(7,354)
GBP	375,000	SEK	4,215,938	JPMorgan Chase Bank N.A.	3/21/18	(8,835)
GBP	375,000	SEK	4,211,550	JPMorgan Chase Bank N.A.	3/21/18	(8,298)
MXN	10,217,550	USD	525,000	Deutsche Bank AG	3/21/18	(12,956)
MXN	46,157,720	USD	2,380,000	JPMorgan Chase Bank N.A.	3/21/18	(66,844)
NOK	5,665,000	SEK	5,677,293	Deutsche Bank AG	3/21/18	(4,038)
NOK	1,885,000	SEK	1,879,345	Deutsche Bank AG	3/21/18	(150)
USD	450,000	CAD	571,983	Citibank N.A.	3/21/18	(5,528)
USD	450,000	CHF	438,347	Deutsche Bank AG	3/21/18	(2,539)
USD	904,541	EUR	760,000	Deutsche Bank AG	3/21/18	(11,913)
USD	520,362	NZD	750,000	Citibank N.A.	3/21/18	(10,623)
JPY	37,561,564	SEK	2,740,000	Deutsche Bank AG	3/22/18	(918)
JPY	24,531,055	SEK	1,790,000	Deutsche Bank AG	3/22/18	(666)
TRY	19,956,291	USD	5,155,665	BNP Paribas S.A.	6/25/18	(165,723)
TRY	8,393,709	USD	2,177,526	BNP Paribas S.A.	6/25/18	(78,733)
TRY	891,000	USD	238,784	BNP Paribas S.A.	6/25/18	(15,996)
TRY	16,447,000	USD	4,230,576	BNP Paribas S.A.	8/20/18	(189,156)
TRY	136,000	USD	35,948	BNP Paribas S.A.	8/20/18	(2,530)

						(1,177,843)
Net Unrealized Appreciation						$53,980

18	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price		Notional Amount (000)		Value
Put
EUR Currency	One-Touch	Morgan Stanley & Co. International PLC	6/07/18	TRY	4.35	TRY	4.35	EUR	49	$5,754

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro Dollar Futures	13,730	6/15/18	USD	98.13	USD	335,482,550	$1,029,750
Put
U.S. Treasury Notes (10 Year) Futures	1,850	1/26/18	USD	123.00	USD	22,948,673	231,250
Total							$1,261,000

OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Royal Bank of Scotland PLC	2/16/18	JPY	114.00	USD	674	2,896
USD Currency	HSBC Bank PLC	3/05/18	KRW	1,156.00	USD	31,567	43,186
USD Currency	Bank of America N.A.	6/13/18	CHF	1.00	USD	1,602	10,334
USD Currency	BNP Paribas S.A.	6/13/18	CAD	1.29	USD	3,204	28,406
USD Currency	Citibank N.A.	6/13/18	SEK	8.53	USD	1,602	12,076
USD Currecny	Deutsche Bank AG	6/13/18	JPY	113.40	USD	4,806	66,928
Put
AUD Currency	HSBC Bank PLC	6/13/18	USD	0.76	AUD	4,806	41,669
EUR Currency	HSBC Bank PLC	6/13/18	USD	1.17	EUR	20,026	154,982
Total							$360,477

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro Dollar Futures	9,153	6/15/18	USD	97.88	USD	223,321,759	$(1,658,981)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid	Unrealized Appreciation
CDX.NA.IG.29.V1	1.00%	Quarterly	12/20/22	USD 27,241	$658,424	$601,910	$56,514

BLACKROCK FUNDS II	DECEMBER 31, 2017	19

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
7.36%	Monthly	28-day MXIBTIIE	Monthly	N/A	1/28/19	MXN	123,421	46,701	11	46,690
3-month LIBOR	Quarterly	2.05%	Semi-annual	11/19/18(a)	11/19/19	USD	799,240	(1,387,081)	1,264	(1,388,345)
3-month LIBOR	Quarterly	2.05%	Semi-annual	11/19/18(a)	11/19/19	USD	415,040	(740,452)	657	(741,109)
3-month LIBOR	Quarterly	2.16%	Semi-annual	12/06/18(a)	12/06/19	USD	406,240	(305,846)	662	(306,508)
28-day MXIBTIIE	Monthly	7.32%	Monthly	N/A	2/20/20	MXN	108,109	(74,471)	15	(74,486)
28-day MXIBTIIE	Monthly	7.16%	Monthly	N/A	4/29/20	MXN	103,400	(92,093)	18	(92,111)
3-month LIBOR	Quarterly	2.24%	Semi-annual	11/01/19(a)	11/01/21	USD	83,285	(159,226)	337	(159,563)
2.27%	Semi-annual	3-month LIBOR	Quarterly	11/19/20(a)	11/19/21	USD	833,940	673,231	1,364	671,867
2.28%	Semi-annual	3-month LIBOR	Quarterly	11/19/20(a)	11/19/21	USD	431,740	313,336	707	312,629
2.34%	Semi-annual	3-month LIBOR	Quarterly	12/07/20(a)	12/07/21	USD	425,280	95,071	706	94,365
3-month LIBOR	Quarterly	2.31%	Semi-annual	12/09/19(a)	12/08/21	USD	168,210	(120,045)	698	(120,743)
3-month LIBOR	Quarterly	2.39%	Semi-annual	12/19/19(a)	12/19/21	USD	83,960	59,376	352	59,024
28-day MXIBTIIE	Monthly	7.45%	Monthly	N/A	3/07/22	MXN	36,661	(27,988)	(25)	(27,963)
28-day MXIBTIIE	Monthly	7.47%	Monthly	N/A	3/07/22	MXN	18,330	(13,145)	7	(13,152)
28-day MXIBTIIE	Monthly	7.48%	Monthly	N/A	3/07/22	MXN	18,330	(12,807)	7	(12,814)
7.13%	Monthly	28-day MXIBTIIE	Monthly	N/A	10/07/22	MXN	14,744	21,652	7	21,645
7.14%	Monthly	28-day MXIBTIIE	Monthly	N/A	10/10/22	MXN	5,962	8,632	1	8,631
7.11%	Monthly	28-day MXIBTIIE	Monthly	N/A	10/14/22	MXN	19,509	29,751	(15)	29,766
7.11%	Monthly	28-day MXIBTIIE	Monthly	N/A	10/14/22	MXN	14,801	22,418	(11)	22,429
28-day MXIBTIIE	Monthly	6.32%	Monthly	N/A	7/17/25	MXN	14,506	(68,209)	85	(68,294)
3-month LIBOR	Quarterly	2.13%	Semi-annual	N/A	8/25/25	USD	485	(3,731)	6	(3,737)
2.27%	Semi-annual	3-month LIBOR	Quarterly	N/A	9/11/25	USD	367	(814)	4	(818)
Total								$(1,735,740)	$6,857	$(1,742,597)

(a)	Forward swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund			Notional			Upfront
Reference Index	Frequency	Rate	Frequency	Termination Date	Amount (000)		Value	Premium Paid	Unrealized Appreciation
UK RPI All Items Monthly	At Termination	3.46%	At Termination	10/15/26	GBP	7,288	87,445	18	87,427

20	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/20	USD	1,491	$ (16,376)	$ 6,469	$ (22,845)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	9/20/20	USD	1,491	(16,734)	10,187	(26,921)
Loews Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/22	USD	1,730	(71,410)	(56,206)	(15,204)
Republic of South Africa	1.00%	Quarterly	Bank of America N.A.	12/20/22	USD	280	7,276	10,953	(3,677)
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	USD	489	12,741	19,180	(6,439)
Republic of the Philippines	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	2,930	(56,641)	(44,381)	(12,260)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/22	USD	596	1,566	2,681	(1,115)
United Mexican States	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	USD	339	891	1,447	(556)
United Mexican States	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	USD	339	891	1,525	(634)
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	9/17/58	USD	1,280	(2,440)	15,568	(18,008)
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	9/17/58	USD	1,030	(1,978)	12,708	(14,686)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	USD	1,570	(2,993)	20,993	(23,986)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	USD	860	(1,639)	10,460	(12,099)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	USD	720	(1,372)	8,757	(10,129)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	5/11/63	USD	2,173	(14,268)	706	(14,974)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	5/11/63	USD	1,896	(12,452)	(1,396)	(11,056)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	5/11/63	USD	1,353	(8,885)	265	(9,150)
CMBX.NA.6.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	5/11/63	USD	270	39,371	26,840	12,531
CMBX.NA.6.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	5/11/63	USD	10	1,458	645	813
Total							$(142,994)	$ 47,401	$(190,395)

BLACKROCK FUNDS II	DECEMBER 31, 2017	21

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Received	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	6/20/20	BBB+	USD	1,491	16,375	(7,499)	23,874
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	1,491	16,733	(8,875)	25,608
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	A	USD	33	(153)	(2,907)	2,754
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	A	USD	84	(383)	(7,360)	6,977
CMBX.NA.3.AM	0.50%	Monthly	JPMorgan Chase Bank N.A.	12/13/49	A	USD	419	(1,914)	(34,918)	33,004
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	2/17/51	BBB+	USD	187	(1,093)	(24,556)	23,463
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	Not Rated	USD	540	(23,127)	(30,376)	7,249
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	225	(9,636)	(21,655)	12,019
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	9/17/58	Not Rated	USD	520	(18,529)	(16,752)	(1,777)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	9/17/58	Not Rated	USD	160	(5,702)	(8,212)	2,510
CMBX.NA.9.A	2.00%	Monthly	Deutsche Bank AG	9/17/58	Not Rated	USD	166	(5,915)	(8,476)	2,561
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	1,470	(52,382)	(77,892)	25,510
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	380	(13,540)	(10,626)	(2,914)
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	200	(7,127)	(6,433)	(694)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	2,190	(78,038)	(111,083)	33,045
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	780	(27,794)	(17,720)	(10,074)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	530	(18,886)	(28,503)	9,617
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	510	(18,173)	(17,425)	(748)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	280	(9,978)	(13,589)	3,611
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	2,850	(314,754)	(361,154)	46,400
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	890	(98,292)	(90,399)	(7,893)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	244	(26,948)	(25,977)	(971)
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	4,050	(123,507)	(182,489)	58,982
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	2,020	(61,601)	(92,538)	30,937
CMBX.NA.10.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	35	(3,515)	(3,097)	(418)
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	5/11/63	BBB-	USD	280	(40,806)	(23,244)	(17,562)
Total								$(928,685)	$(1,233,755)	$305,070

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

						Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Paid by the Fund		Received by the Fund			Termination
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
8.98%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	1/02/18	BRL	4,559	(1,641)	—	(1,641)
9.98%	At Termination	1-day BZDIOVER	At Termination	JPMorgan Chase Bank N.A.	1/02/18	BRL	14,512	(22,902)	—	(22,902)
9.99%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	1/02/18	BRL	14,512	(31,500)	—	(31,500)
4.55%	Monthly	28-day MXIBTIIE	Monthly	Barclays Bank PLC	3/21/18	MXN	8,957	3,602	$125	3,477

22	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

OTC Interest Rate Swaps

						Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Paid by the Fund		Received by the Fund			Termination
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
4.85%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	11/01/18	MXN	7,677	10,369	$ 25	10,344
28-day MXIBTIIE	Monthly	7.06%	Monthly	JPMorgan Chase Bank N.A.	11/21/18	MXN	47,110	(21,171)	—	(21,171)
28-day MXIBTIIE	Monthly	7.07%	Monthly	Citibank N.A.	11/21/18	MXN	39,258	(17,474)	—	(17,474)
28-day MXIBTIIE	Monthly	6.98%	Monthly	Citibank N.A.	11/28/18	MXN	67,000	(32,951)	(53)	(32,898)
28-day MXIBTIIE	Monthly	6.98%	Monthly	JPMorgan Chase Bank N.A.	11/28/18	MXN	38,008	(18,693)	(31)	(18,662)
4.77%	Monthly	28-day MXIBTIIE	Monthly	Citibank N.A.	12/05/18	MXN	3,324	5,376	2	5,374
4.70%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	12/06/18	MXN	3,324	5,494	2	5,492
4.76%	Monthly	28-day MXIBTIIE	Monthly	Citibank N.A.	12/06/18	MXN	3,324	5,394	2	5,392
7.02%	At Termination	1-day BZDIOVER	At Termination	Bank of America N.A.	1/02/19	BRL	19,986	(9,161)	—	(9,161)
7.75%	At Termination	1-day BZDIOVER	At Termination	Bank of America N.A.	1/02/19	BRL	12,521	(32,261)	—	(32,261)
1-day BZDIOVER	At Termination	9.25%	At Termination	Citibank N.A.	1/02/19	BRL	12,481	96,648	—	96,648
8.00%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	1/02/19	BRL	12,437	(43,039)	—	(43,039)
1-day BZDIOVER	At Termination	9.28%	At Termination	JPMorgan Chase Bank N.A.	1/02/19	BRL	11,848	92,994	—	92,994
1-day BZDIOVER	At Termination	8.21%	At Termination	Bank of America N.A.	1/02/20	BRL	13,401	15,637	—	15,637
1-day BZDIOVER	At Termination	9.14%	At Termination	Bank of America N.A.	1/04/21	BRL	5,559	15,685	—	15,685
3.27%	Semi-annual	3-month LIBOR	Quarterly	Deutsche Bank AG	5/16/21	USD	8,580	(328,372)	—	(328,372)
1-day BZDIOVER	At Termination	9.61%	At Termination	Bank of America N.A.	1/02/23	BRL	2,914	(2,091)	—	(2,091)
1-day BZDIOVER	At Termination	9.84%	At Termination	Citibank N.A.	1/02/23	BRL	5,541	15,613	—	15,613
1-day BZDIOVER	At Termination	9.85%	At Termination	Citibank N.A.	1/02/23	BRL	2,916	8,581	—	8,581
5.73%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	1/03/25	MXN	7,400	44,988	98	44,890
28-day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America N.A.	6/06/25	MXN	6,011	(25,973)	(102)	(25,871)
28-day MXIBTIIE	Monthly	6.33%	Monthly	Citibank N.A.	6/09/25	MXN	3,006	(13,934)	(16)	(13,918)
28-day MXIBTIIE	Monthly	6.33%	Monthly	Citibank N.A.	7/17/25	MXN	7,228	(33,891)	(30)	(33,861)
28-day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	8/06/25	MXN	21,681	(102,789)	(87)	(102,702)
6.31%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	8/11/25	MXN	7,575	36,143	31	36,112
6.31%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	8/11/25	MXN	7,575	36,143	31	36,112
6.31%	Monthly	28-day MXIBTIIE	Monthly	Deutsche Bank AG	8/11/25	MXN	28,117	134,400	107	134,293
28-day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America N.A.	12/05/25	MXN	901	(4,550)	(12)	(4,538)
Total								$(215,326)	$ 92	$(215,418)

BLACKROCK FUNDS II	DECEMBER 31, 2017	23

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies of funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$203,300,894	$4,982,709	$208,283,603
Corporate Bonds[1]	—	1,014,092,419	—	1,014,092,419
Foreign Agency Obligations	—	3,765,565	—	3,765,565
Foreign Government Obligations	—	88,014,458	—	88,014,458
Non-Agency Mortgage-Backed Securities	—	140,410,826	6,276,656	146,687,482
Preferred Securities[1]	$3,206,504	15,145,631	—	18,352,135
Taxable Municipal Bonds	—	34,057,951	—	34,057,951
U.S. Government Sponsored Agency Securities	—	1,488,740,821	—	1,488,740,821
U.S. Treasury Obligations	—	1,267,480,009	—	1,267,480,009
Short-Term Securities	3,910,872	158,109,244	—	162,020,116
Options Purchased:
Foreign currency exchange contracts	—	366,231	—	366,231
Interest rate contracts	1,261,000	—	—	1,261,000
Liabilities:
Investments:
TBA Sale Commitments	—	(611,009,621)	—	(611,009,621)

Total	$8,378,376	$3,802,474,428	$11,259,365	$3,822,112,169

1 See above Schedule of Investments for values in each industry.

24	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (concluded)	BlackRock Core Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$417,979	—	$417,979
Foreign currency exchange contracts	—	1,231,823	—	1,231,823
Interest rate contracts	$474,761	1,793,690	—	2,268,451
Other contracts	—	87,427	—	87,427
Liabilities:
Credit contracts	—	(246,790)	—	(246,790)
Foreign currency exchange contracts	—	(1,177,843)	—	(1,177,843)
Interest rate contracts	(2,479,816)	(3,751,705)	—	(6,231,521)

Total	$(2,005,055)	$(1,645,419)	—	$(3,650,474)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $529,226,420 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of September 30, 2017	$12,328,347	$1,160,867	$13,489,214
Transfers into Level 3	—	797,848	797,848
Transfers out of Level 3	(10,595,950)	(98,460)	(10,694,410)
Accrued discounts/premiums	—	1,026	1,026
Net realized gain (loss)	—	23,047	23,047
Net change in unrealized appreciation (depreciation)[1]	312	(37,153)	(36,841)
Purchases	3,250,000	4,695,512	7,945,512
Sales	—	(266,031)	(266,031)
Maturity	—	—	—

Closing Balance, as of December 31, 2017	$4,982,709	$6,276,656	$11,259,365

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017[1]	$312	$(37,153)	$(36,841)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	DECEMBER 31, 2017	25

Schedule of Investments December 31, 2017 (Unaudited)	BlackRock Credit Strategies Income Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ALM VII Ltd.:
Series 2012-7A, Class A1R, (3 mo. LIBOR US + 1.48%), 2.84%, 10/15/28 (a)(b)	USD	1,000	$1,006,908
Series 2012-7A, Class BR, (3 mo. LIBOR US + 2.50%), 3.86%, 10/15/28 (a)(b)		1,000	1,013,757
Series 2012-7A, Class CR, (3 mo. LIBOR US + 3.85%), 5.21%, 10/15/28 (a)(b)		1,000	1,014,730
ALM VIII Ltd., Series 2013-8A, Class CR, (3 mo. LIBOR US + 3.95%), 5.31%, 10/15/28 (a)(b)		1,000	1,015,556
ALM XII Ltd., Series 2015-12A, Class C2R, (3 mo. LIBOR US + 3.20%), 4.56%, 4/16/27 (a)(b)		1,500	1,520,757
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.20%), 4.56%, 10/13/30 (a)(b)		1,000	1,019,107
Series 2014-4A, Class CR, (3 mo. LIBOR US + 3.40%), 4.78%, 7/28/26 (a)(b)		1,000	1,007,401
Arbour CLO IV DAC, Series 4X, Class E, 5.60%, 1/15/30 (c)	EUR	183	223,410
Ares European CLO VIII BV, Series 8X, Class E, 6.35%, 2/17/30 (c)		200	246,299
Ares XLII CLO Ltd., Series 2017-42A, Class D, (3 mo. LIBOR US + 3.45%), 4.81%, 1/22/28 (a)(b)	USD	1,000	1,015,847
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.75%), 5.13%, 7/28/29 (a)(b)		1,000	1,026,742
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, (3 mo. LIBOR US + 2.65%), 4.01%, 10/15/30 (a)(b)		1,000	1,007,789
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 3.90%), 5.28%, 1/30/24 (a)(b)		1,000	1,005,144
Avoca CLO XV DAC, Series 15X, Class E, (3 mo. EURIBOR + 5.00%), 5.00%, 1/15/29 (a)		290	346,533
Babson CLO Ltd., Series 2013-IIA, Class BR, (3 mo. LIBOR US + 2.25%), 3.60%, 1/18/25 (a)(b)		1,000	1,002,113
Ballyrock CLO Ltd., Series 2016-1A, Class C, (3 mo. LIBOR US + 2.70%), 4.06%, 10/15/28 (a)(b)		1,000	1,013,865
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, (3 mo. LIBOR US + 3.05%), 4.40%, 10/15/30 (a)(b)		1,250	1,265,820

Asset-Backed Securities		Par (000)	Value
Cadogan Square CLO IX DAC, Series 9X, Class ENE, 4.90%, 7/15/30 (c)	USD	113	$134,615
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class BR, (3 mo. LIBOR US + 2.50%), 3.86%, 10/14/28 (a)(b)		1,000	1,013,662
Series 2014-3A, Class C1R, (3 mo. LIBOR US + 3.27%), 4.64%, 7/27/26 (a)(b)		1,000	1,012,836
Series 2016-3A, Class C, (3 mo. LIBOR US + 4.00%), 5.36%, 10/20/29 (a)(b)		1,000	1,017,274
Carlyle Global Market Strategies Euro CLO DAC, Series 2016-1X, Class D, (3 mo. EURIBOR + 6.50%), 6.50%, 5/17/29 (a)	EUR	100	122,917
CBAM Ltd., Series 2017-3A, Class E1, (3 mo. LIBOR US + 6.50%), 7.87%, 10/17/29 (a)(b)	USD	1,000	1,025,543
Cedar Funding II CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 3.60%), 5.14%, 6/09/30 (a)(b)		1,000	1,013,702
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (3 mo. LIBOR US + 3.65%), 5.01%, 7/23/30 (a)(b)		1,000	1,021,245
CIFC Funding Ltd.:
Series 2013-4A, Class DR, (3 mo. LIBOR US + 3.35%), 4.81%, 11/27/24 (a)(b)		1,000	1,004,164
Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.15%), 4.51%, 7/22/26 (a)(b)		1,000	1,006,719
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.75%), 8.11%, 10/21/28 (a)(b)		1,000	1,034,766
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.50%), 4.86%, 4/23/29 (a)(b)		1,000	1,016,500
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, (3 mo. EURIBOR + 7.00%), 7.00%, 8/15/29 (a)	EUR	160	198,424
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, (3 mo. EURIBOR + 5.70%), 5.70%, 4/23/30 (a)		200	245,065
Dewolf Park CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.20%), 7.45%, 10/15/30 (a)(b)	USD	500	510,409
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 2.46%, 1/15/31 (a)(b)(d)		1,000	1,000,000
Dryden 50 Senior Loan Fund:
Series 2017-50A, Class C, (3 mo. LIBOR US + 2.25%), 3.51%, 7/15/30 (a)(b)		2,000	2,035,098
Series 2017-50A, Class E, (3 mo. LIBOR US + 6.26%), 7.52%, 7/15/30 (a)(b)		1,000	1,014,781
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30 (c)	EUR	100	122,971

Portfolio Abbreviations

AKA	Also Known As	GBP	British Pound	REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar	HKD	Hong Kong Dollar	RUB	Russian Ruble
BRL	Brazilian Real	IDR	Indonesian Rupiah	S&P	Standard and Poor’s
BZDIOVER	Overnight Brazil CETIP — Interbank Rate	INR	Indian Rupee	SCA	Svenska Cellulosa Aktiebolaget
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	SFR	Single Family Residential
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
CNH	Chinese Yuan Offshore	MXIBTIIE	Mexico Interbank TIIE 28-Day	TBA	To-be-announced
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish Lira
DAC	Designated Activity Company	NOK	Norwegian Krone	UK RPI	United Kingdom Retail Price Index
ETF	Exchange-Traded Fund	NZD	New Zealand Dollar	USD	U.S. Dollar
EUR	Euro	OTC	Over-the-counter	ZAR	South African Rand
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-kind
FKA	Formerly Known As	REIT	Real Estate Investment Trust

BLACKROCK FUNDS II	DECEMBER 31, 2017	1

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Asset-Backed Securities		Par (000)	Value
Greywolf CLO V Ltd., Series 2015-1A, Class C, (3 mo. LIBOR US + 3.80%), 5.17%, 4/25/27 (a)(b)	USD	1,000	$1,002,693
LCM XV LP, Series 15A, Class CR, (3 mo. LIBOR US + 2.40%), 3.76%, 7/20/30 (a)(b)		1,000	1,020,023
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR, (3 mo. LIBOR US + 1.45%), 2.81%, 1/20/29 (a)(b)		1,000	1,010,924
Series 2012-10A, Class DR, (3 mo. LIBOR US + 4.20%), 5.56%, 1/20/29 (a)(b)		1,000	1,024,460
Series 2012-10A, Class ER, (3 mo. LIBOR US + 7.62%), 8.98%, 1/20/29 (a)(b)		500	525,315
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.45%), 4.82%, 1/27/26 (a)(b)		1,000	1,003,193
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.18%), 2.79%, 12/18/30 (a)(b)		1,500	1,501,159
OCP CLO Ltd., Series 2016-12A, Class A1, (3 mo. LIBOR US + 1.57%), 2.92%, 10/18/28 (a)(b)		1,000	1,011,254
OCP Euro CLO DAC:
Series 2017-2X, Class E, (3 mo. EURIBOR + 5.00%), 5.04%, 1/15/32 (a)		148	174,538
Series 2017-2X, Class F, (3 mo. EURIBOR + 6.40%), 7.44%, 1/15/32 (a)		100	112,840
OCP Euro DAC, Series 2017-1X, Class E, (3 mo. EURIBOR + 5.35%), 5.35%, 6/18/30 (a)	EUR	150	181,018
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (3 mo. LIBOR US + 2.20%), 3.56%, 10/22/30 (a)(b)	USD	1,000	1,015,693
OZLME BV, Series 1X, Class E, (3 mo. EURIBOR + 6.45%), 6.45%, 1/18/30 (a)	EUR	158	194,567
OZLME II DAC, Series 2X, Class E, 4.90%, 10/15/30		100	116,216
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 2.80%, 10/20/30 (a)(b)	USD	1,500	1,498,265
Sound Point CLO III Ltd., Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.35%), 4.71%, 7/15/25 (a)(b)		250	250,465
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.80%), 0.00%, 1/15/30 (a)(b)(d)		1,500	1,500,000
Symphony CLO XII Ltd., Series 2013-12A, Class DR, (3 mo. LIBOR US + 3.25%), 4.61%, 10/15/25 (a)(b)		1,000	1,003,147
THL Credit Wind River CLO Ltd., Series 2014-2A, Class A2, (3 mo. LIBOR US + 1.45%), 2.81%, 7/15/26 (a)(b)		1,000	1,000,586
Voya CLO Ltd., Series 2016-3A, Class C, (3 mo. LIBOR US + 3.85%), 5.20%, 10/18/27 (a)(b)		1,000	1,015,739
York CLO 1 Ltd., Series 2014-1A, Class DR, (3 mo. LIBOR US + 3.40%), 4.76%, 1/22/27 (a)(b)		1,000	1,002,414
Total Asset-Backed Securities — 9.7%			48,466,978

Common Stocks		Shares	Value
Commercial Services & Supplies — 0.0%
New Holdings LLC (Total Safety U.S., Inc.) (e)		48	16,800
Energy Equipment & Services — 0.0%
Tex Energy LLC (d)(e)		13,589	12,774
Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc. (b)		3,880	454

Common Stocks		Shares	Value
Machinery — 0.0%
Ameriforge Group, Inc. (e)		283	$11,179
Software — 0.0%
Avaya Holdings Corp. (e)		6,362	111,653
Total Common Stocks — 0.0%			152,860

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.7%
Arconic, Inc.:
5.13%, 10/01/24	USD	314	335,143
5.90%, 2/01/27		90	101,087
6.75%, 1/15/28		34	40,062
5.95%, 2/01/37		5	5,437
Bombardier, Inc.:
8.75%, 12/01/21 (b)		257	282,057
5.75%, 3/15/22 (b)		14	13,720
6.00%, 10/15/22 (b)		605	594,413
6.13%, 1/15/23 (b)		102	99,960
7.50%, 12/01/24 (b)		123	124,845
7.50%, 3/15/25 (b)		142	143,108
Engility Corp., 8.88%, 9/01/24		51	54,506
KLX, Inc., 5.88%, 12/01/22 (b)		1,005	1,052,436
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25 (b)		36	37,440
Leonardo SpA, 1.50%, 6/07/24	EUR	200	240,203
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22 (b)	USD	38	39,283
TransDigm, Inc.:
6.50%, 5/15/25		185	189,163
6.38%, 6/15/26		27	27,270

			3,380,133
Air Freight & Logistics — 0.2%
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	300	383,657
XPO Logistics, Inc.:
6.50%, 6/15/22 (b)	USD	405	422,719
6.13%, 9/01/23 (b)		2	2,115

			808,491
Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		109	110,771
ANA Holdings, Inc.:
0.00%, 9/16/22 (f)(g)	JPY	10,000	95,296
0.00%, 9/19/24 (f)(g)		10,000	96,295
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18	USD	190	191,995
U.S. Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		110	115,960

			610,317
Auto Components — 0.7%
Adient Global Holdings Ltd., 3.50%, 8/15/24	EUR	200	256,062
Gestamp Funding Luxembourg SA, 3.50%, 5/15/23		100	125,433
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23		350	438,424
Grupo-Antolin Irausa SA, 3.25%, 4/30/24		181	225,837
HP Pelzer Holding GmbH, 4.13%, 4/01/24		100	124,533
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	USD	290	290,058

2	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Auto Components (continued)
6.00%, 8/01/20	USD	20	$20,569
6.25%, 2/01/22		153	156,443
6.75%, 2/01/24		66	67,815
6.38%, 12/15/25 (b)		37	37,004
IHO Verwaltungs GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (h)	EUR	100	123,020
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (h)		200	250,168
3.75% (3.75% Cash or 4.50% PIK), 9/15/26 (h)		200	256,738
4.75% (4.75% Cash or 5.50% PIK), 9/15/26 (b)(h)	USD	200	203,000
Schaeffler Finance BV, 3.25%, 5/15/25	EUR	250	322,321
ZF North America Capital, Inc., 2.75%, 4/27/23		600	785,563

			3,682,988
Automobiles — 0.4%
Ferrari NV, 0.25%, 1/16/21		200	238,068
Fiat Chrysler Automobiles NV, 3.75%, 3/29/24		235	308,201
General Motors Co., 4.20%, 10/01/27	USD	1,000	1,036,210
Jaguar Land Rover Automotive PLC, 2.20%, 1/15/24	EUR	100	122,279
Tesla, Inc., 5.30%, 8/15/25 (b)	USD	160	152,800
Volkswagen Leasing GmbH, 1.13%, 4/04/24	EUR	200	241,527

			2,099,085
Banks — 4.7%
Allied Irish Banks PLC, (5 yr. Euro Swap + 3.95%), 4.13%, 11/26/25 (i)		200	260,934
Banca IFIS SpA, (5 yr. Euro Swap + 4.25%), 4.50%, 10/17/27 (i)		175	212,358
Banco BPM SpA, 2.75%, 7/27/20		100	124,912
Banco de Credito del Peru, (3 mo. LIBOR US + 7.71%), 6.88%, 9/16/26 (i)	USD	400	449,000
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 6/06/24		393	395,456
Banco Santander SA, 3.80%, 2/23/28		1,200	1,200,168
Bank of America Corp.:
(3 mo. LIBOR US + 1.81%), 4.24%, 4/24/38 (i)		2,000	2,169,061
Series L, 4.18%, 11/25/27		1,000	1,044,266
Bank of Ireland, (5 yr. Euro Swap + 3.55%), 4.25%, 6/11/24 (i)	EUR	200	252,868
Bankia SA:
(5 yr. Euro Swap + 5.82%), 6.00% (i)(j)		200	250,588
(5 yr. Euro Swap + 3.17%), 4.00%, 5/22/24 (i)		200	249,576
(5 yr. Euro Swap + 3.35%), 3.38%, 3/15/27 (i)		100	125,899
Barclays PLC:
(1 yr. Euro Swap + 0.50%), 0.63%, 11/14/23 (i)		175	207,949
4.84%, 5/09/28	USD	1,400	1,457,175
BNP Paribas SA:
(5 yr. Swap Semi 30/360 US + 2.84%), 5.13% (b)(i)(j)		1,500	1,500,000
3.50%, 11/16/27 (b)		1,000	995,357
CaixaBank SA:
(5 yr. Euro Swap + 3.35%), 3.50%, 2/15/27 (i)	EUR	100	127,058
(5 yr. Euro Swap + 2.35%), 2.75%, 7/14/28 (i)		100	122,098

Corporate Bonds		Par (000)	Value
Banks (continued)
Chong Hing Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.03%), 3.88%, 7/26/27 (i)	USD	200	$198,532
CIT Group, Inc.:
5.00%, 8/01/23		225	239,625
Series A, (3 mo. LIBOR US + 3.97%), 5.80% (i)(j)		1,000	1,030,000
Citigroup, Inc., (3 mo. LIBOR US + 0.95%), 2.88%, 7/24/23 (i)		2,000	1,989,979
Commerzbank AG:
8.13%, 9/19/23		200	239,167
4.00%, 3/23/26		150	204,216
Commonwealth Bank of Australia, (5 yr. Euro Swap + 1.45%), 1.94%, 10/03/29 (i)	EUR	225	270,849
Credit Mutuel Arkea SA, (EUAMDB05 + 1.45%), 1.88%, 10/25/29 (i)		100	120,436
DNB Bank ASA, (5 yr. Swap Semi 30/360 US + 5.08%), 6.50% (i)(j)	USD	200	215,000
Global Bank Corp., 4.50%, 10/20/21		700	713,090
HSBC Holdings PLC:
(USD Swap Rate 11:00 am NY 1 + 3.71%), 6.38% (i)(j)		230	244,950
(USD Swap Rate 11:00 am NY 1 + 4.37%), 6.38% (i)(j)		200	215,000
(1 yr. GBP Swap + 1.04%), 2.26%, 11/13/26 (i)	GBP	200	270,882
ICICI Bank Ltd., 4.00%, 3/18/26	USD	600	607,387
ING Groep NV, (5 yr. Euro Swap + 1.25%), 1.63%, 9/26/29 (i)	EUR	200	240,498
Intesa Sanpaolo SpA:
5.15%, 7/16/20		50	66,581
6.63%, 9/13/23		100	150,511
5.02%, 6/26/24 (b)	USD	400	409,569
JPMorgan Chase & Co., (3 mo. LIBOR US + 1.36%), 3.88%, 7/24/38 (i)		2,240	2,302,648
Lloyds Banking Group PLC:
(3 mo. LIBOR US + 1.50%), 6.41% (b)(i)(j)		100	115,250
(3 mo. LIBOR US + 1.27%), 6.66% (b)(i)(j)		100	117,000
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28 (i)		635	629,027
National Bank of Greece SA, 2.75%, 10/19/20		275	332,909
PSA Banque France SA, 0.63%, 10/10/22	EUR	200	239,549
Societe Generale SA, (5 yr. Swap Semi 30/360 US + 6.24%), 7.38% (b)(i)(j)	USD	200	216,760
UniCredit SpA:
6.95%, 10/31/22	EUR	100	147,526
(5 yr. Euro Swap + 4.10%), 5.75%, 10/28/25 (i)		300	400,139
(5 yr. Euro Swap + 4.32%), 4.38%, 1/03/27 (i)		100	130,013
Union Bank of the Philippines, 3.37%, 11/29/22	USD	325	324,757
Wing Lung Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.75%), 3.75%, 11/22/27 (i)		200	197,980

			23,724,553
Beverages — 0.1%
China Huiyuan Juice Group Ltd., 6.50%, 8/16/20		500	497,329
Biotechnology — 0.0%
Grifols SA, 3.20%, 5/01/25		100	121,788

BLACKROCK FUNDS II	DECEMBER 31, 2017	3

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Building Products — 0.3%
Jeld-Wen, Inc.:
4.63%, 12/15/25 (b)	USD	23	$23,173
4.88%, 12/15/27 (b)		20	20,200
LIXIL Group Corp.:
0.00%, 3/04/20 (f)(g)	JPY	50,000	458,176
0.00%, 3/04/22 (f)(g)		30,000	283,426
Masonite International Corp., 5.63%, 3/15/23 (b)	USD	164	171,429
Ply Gem Industries, Inc., 6.50%, 2/01/22		58	59,885
Standard Industries, Inc.:
5.50%, 2/15/23 (b)		71	74,017
6.00%, 10/15/25 (b)		58	61,915
USG Corp., 4.88%, 6/01/27 (b)		75	77,741

			1,229,962
Capital Markets — 1.9%
Bagan Capital Ltd., 0.00%, 9/23/21 (f)(g)		700	729,050
CCTI 2017 Ltd., 3.63%, 8/08/22		710	698,826
Charming Light Investments Ltd., 4.38%, 12/21/27		400	401,809
CPUK Finance Ltd.:
4.25%, 2/28/47	GBP	225	309,277
4.88%, 2/28/47		100	137,210
Credit Suisse Group AG, (5 yr. Swap Semi 30/360 US + 3.46%), 6.25% (i)(j)	USD	200	216,750
Deutsche Bank AG, (USD Swap Rate 11:00 am NY 1 + 2.55%), 4.88%, 12/01/32 (i)		1,500	1,494,750
Goldman Sachs Group, Inc.:
(3 mo. LIBOR US + 2.87%), 5.00% (i)(j)		165	162,360
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38 (i)		1,250	1,285,489
Haitong International Securities Group Ltd., 0.00%, 10/25/21 (f)(g)	HKD	12,000	1,549,371
Lincoln Finance Ltd., 6.88%, 4/15/21	EUR	100	125,936
Modernland Overseas Pte Ltd., 6.95%, 4/13/24	USD	700	714,449
Nidda BondCo GmbH, 5.00%, 9/30/25	EUR	102	123,008
UBS Group Funding Switzerland AG:
(3 mo. LIBOR US + 0.95%), 2.86%, 8/15/23 (b)(i)	USD	1,465	1,448,251
4.25%, 3/23/28 (b)		250	263,422

			9,659,958
Chemicals — 1.3%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	210	268,210
Axalta Coating Systems LLC, 4.88%, 8/15/24 (b)	USD	150	157,500
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		81	95,580
10.00%, 10/15/25		94	112,800
CF Industries, Inc.:
7.13%, 5/01/20		19	20,716
5.15%, 3/15/34		35	35,700
4.95%, 6/01/43		30	28,350
Chemours Co.:
6.13%, 5/15/23	EUR	100	127,348
6.63%, 5/15/23	USD	94	99,405
7.00%, 5/15/25		4	4,340
5.38%, 5/15/27		40	41,400
CTC BondCo GmbH, 5.25%, 12/15/25	EUR	200	240,058
Equate Petrochemical BV, 4.25%, 11/03/26	USD	400	407,000
Hexion, Inc., 10.38%, 2/01/22 (b)		49	45,601
Huntsman International LLC:
4.88%, 11/15/20		28	29,120
5.13%, 11/15/22		234	249,503
INEOS Finance PLC, 4.00%, 5/01/23	EUR	135	166,231

Corporate Bonds		Par (000)	Value
Chemicals (continued)
INEOS Group Holdings SA, 5.38%, 8/01/24	EUR	200	$255,939
Koppers, Inc., 6.00%, 2/15/25 (b)	USD	65	68,900
Kronos International, Inc., 3.75%, 9/15/25	EUR	132	162,943
Mitsubishi Chemical Holdings Corp.:
0.00%, 3/30/22 (f)(g)	JPY	40,000	397,515
0.00%, 3/29/24 (f)(g)		40,000	408,254
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	360	376,200
OCP SA, 4.50%, 10/22/25		600	600,428
Platform Specialty Products Corp.:
6.50%, 2/01/22 (b)		450	465,187
5.88%, 12/01/25 (b)		232	230,260
PQ Corp.:
6.75%, 11/15/22 (b)		230	245,525
5.75%, 12/15/25 (b)		102	103,785
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	200	250,633
Rock International Investment, Inc., 6.63%, 3/27/20	USD	600	574,550
Tronox Finance PLC, 5.75%, 10/01/25 (b)		46	47,265
Venator Finance S.à r.l./Venator Materials LLC, 5.75%, 7/15/25 (b)		40	42,200
WR Grace & Co-Conn, 5.13%, 10/01/21 (b)		220	231,275

			6,589,721
Commercial Services & Supplies — 0.7%
ACCO Brands Corp., 5.25%, 12/15/24 (b)		24	24,660
Acosta, Inc., 7.75%, 10/01/22 (b)		56	40,880
ADT Corp.:
6.25%, 10/15/21		38	41,610
3.50%, 7/15/22		106	104,410
4.13%, 6/15/23		152	152,000
4.88%, 7/15/32 (b)		127	120,015
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (b)		41	41,923
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		82	85,690
GW Honos Security Corp., 8.75%, 5/15/25 (b)		24	25,800
Harland Clarke Holdings Corp., 8.38%, 8/15/22 (b)		114	118,383
Intrum Justitia AB:
(3 mo. EURIBOR + 2.63%), 2.63%, 7/15/22 (a)	EUR	104	125,600
2.75%, 7/15/22		138	166,403
3.13%, 7/15/24		201	241,744
KAR Auction Services, Inc., 5.13%, 6/01/25 (b)	USD	72	73,800
La Financiere Atalian SAS, 4.00%, 5/15/24	EUR	225	281,439
Matthews International Corp., 5.25%, 12/01/25 (b)	USD	16	16,160
Mobile Mini, Inc., 5.88%, 7/01/24		120	126,000
Paprec Holding SA, 5.25%, 4/01/22	EUR	109	135,328
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (b)	USD	577	640,470
Ritchie Bros. Auctioneers, Inc., 5.38%, 1/15/25 (b)		96	99,120
SPIE SA, 3.13%, 3/22/24	EUR	100	125,716
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/01/25 (b)	USD	176	177,760
Tervita Escrow Corp., 7.63%, 12/01/21 (b)		140	140,350
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)		310	316,200
Wrangler Buyer Corp., 6.00%, 10/01/25 (b)		26	26,780

			3,448,241
Communications Equipment — 0.1%
CommScope Technologies LLC:
6.00%, 6/15/25 (b)		4	4,250
5.00%, 3/15/27 (b)		47	47,000

4	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
CommScope, Inc., 5.00%, 6/15/21 (b)	USD	178	$181,337
Hughes Satellite Systems Corp.:
7.63%, 6/15/21		60	66,300
5.25%, 8/01/26		117	119,340
6.63%, 8/01/26		48	50,280
Nokia OYJ:
3.38%, 6/12/22		29	28,820
4.38%, 6/12/27		40	39,540
Riverbed Technology, Inc., 8.88%, 3/01/23 (b)		40	37,750
Telefonaktiebolaget LM Ericsson, 1.88%, 3/01/24	EUR	110	128,577

			703,194
Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 8.50%, 7/15/25 (b)	USD	176	184,800
China Singyes Solar Technologies Holdings Ltd., 7.95%, 2/15/19		600	600,063
GS Engineering & Construction Corp., 4.50%, 7/21/21 (f)		600	654,000
Tutor Perini Corp., 6.88%, 5/01/25 (b)		57	61,275
Williams Scotsman International, Inc., 7.88%, 12/15/22 (b)		25	25,750

			1,525,888
Construction Materials — 0.1%
Buzzi Unicem SpA, 2.13%, 4/28/23	EUR	200	252,427
James Hardie International Finance DAC, 4.75%, 1/15/25 (b)	USD	200	201,500
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/01/22 (b)		44	47,520

			501,447
Consumer Finance — 0.6%
Ally Financial, Inc.:
5.13%, 9/30/24		15	16,219
8.00%, 11/01/31		571	742,300
General Motors Financial Co., Inc., 4.35%, 1/17/27		1,050	1,092,050
Hyundai Capital Services, Inc., 3.00%, 8/29/22		200	195,880
Navient Corp.:
5.00%, 10/26/20		20	20,275
6.63%, 7/26/21		52	54,860
5.50%, 1/25/23		177	176,557
7.25%, 9/25/23		32	34,080
6.13%, 3/25/24		24	24,300
5.88%, 10/25/24		124	123,070
6.75%, 6/25/25		69	70,897
OneMain Financial Holdings LLC:
6.75%, 12/15/19 (b)		103	106,420
7.25%, 12/15/21 (b)		8	8,314
Springleaf Finance Corp.:
6.13%, 5/15/22		20	20,750
5.63%, 3/15/23		62	62,136

			2,748,108
Containers & Packaging — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21 (b)		200	205,250
4.13%, 5/15/23	EUR	100	127,045
2.75%, 3/15/24		300	369,799
6.75%, 5/15/24		200	263,889
7.25%, 5/15/24 (b)	USD	420	457,275
4.75%, 7/15/27	GBP	100	135,825
Ball Corp.:
5.00%, 3/15/22	USD	113	120,627

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
4.00%, 11/15/23	USD	10	$10,200
4.38%, 12/15/23	EUR	100	138,335
BWAY Holding Co., 5.50%, 4/15/24 (b)	USD	213	221,520
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		29	28,565
Crown European Holdings SA, 3.38%, 5/15/25	EUR	100	125,384
Horizon Holdings I SAS, 7.25%, 8/01/23		339	430,644
Horizon Parent Holdings S.à r.l., 8.25% (8.25% Cash or 8.25% PIK), 2/15/22 (h)		100	127,726
Kleopatra Holdings 1 SCA, 8.50% (8.50% Cash or 8.50% PIK), 6/30/23 (h)		110	133,932
OI European Group BV:
4.00%, 3/15/23 (b)	USD	55	55,074
3.13%, 11/15/24	EUR	100	125,805
Reynolds Group Issuer, Inc.:
(3 mo. LIBOR US + 3.50%), 4.86%, 7/15/21 (a)(b)	USD	138	140,070
5.13%, 7/15/23 (b)		74	76,590
7.00%, 7/15/24 (b)		465	497,550
Sealed Air Corp.:
4.88%, 12/01/22 (b)		30	31,687
4.50%, 9/15/23	EUR	100	136,982
6.88%, 7/15/33 (b)	USD	109	126,713
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (b)		78	81,510
Silgan Holdings, Inc., 3.25%, 3/15/25	EUR	100	124,424
Verallia Packaging SASU, 5.13%, 8/01/22		200	250,672

			4,543,093
Distributors — 0.0%
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)	USD	73	75,190
Diversified Consumer Services — 0.1%
Ascend Learning LLC, 6.88%, 8/01/25 (b)		75	77,437
Laureate Education, Inc., 8.25%, 5/01/25 (b)		34	36,040
Service Corp. International, 4.50%, 11/15/20		55	55,481
ServiceMaster Co. LLC, 5.13%, 11/15/24 (b)		64	64,800
Sotheby’s, 5.25%, 10/01/22 (b)		75	76,987
Verisure Midholding AB, 5.75%, 12/01/23	EUR	150	181,208

			491,953
Diversified Financial Services — 2.9%
Alpha 3 BV/Alpha U.S. Bidco, Inc., 6.25%, 2/01/25 (b)	USD	200	205,000
Altice Financing SA:
6.63%, 2/15/23 (b)		400	418,840
7.50%, 5/15/26 (b)		234	249,210
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (b)		413	422,293
Arrow Global Finance PLC:
5.13%, 9/15/24		100	136,331
(3 mo. EURIBOR + 2.88%), 2.88%, 4/01/25 (a)	EUR	100	118,778
Baoxin Auto Finance I Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.91%), 5.63% (i)(j)		270	266,310
Cabot Financial Luxembourg SA:
6.50%, 4/01/21	GBP	100	137,642
7.50%, 10/01/23		149	210,426
Capital Stage Finance BV, (5 yr. Euro Swap + 1.10%), 5.25% (f)(i)(j)	EUR	100	126,284
CGNPC International Ltd., 3.75%, 12/11/27	USD	200	199,179
CK Hutchison International 16 Ltd., 2.75%, 10/03/26 (b)		500	477,016
CNH Industrial Finance Europe SA:
1.38%, 5/23/22	EUR	146	179,911
1.75%, 9/12/25		425	523,754

BLACKROCK FUNDS II	DECEMBER 31, 2017	5

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Deutsche Telekom International Finance BV, 0.63%, 12/13/24	EUR	200	$237,292
Eagle Holding Co. II LLC, 7.63% (7.63% Cash or 8.38% PIK), 5/15/22 (b)(h)	USD	74	74,740
EC Finance PLC, 2.38%, 11/15/22	EUR	100	122,736
eircom Finance DAC, 4.50%, 5/31/22		100	124,136
FBM Finance, Inc., 8.25%, 8/15/21 (b)	USD	40	42,500
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (b)		39	39,683
GrupoSura Finance SA, 5.70%, 5/18/21		371	396,970
Guojing Capital BVI Ltd., 3.95%, 12/11/22		200	196,892
HT1 Funding GmbH, (12 yr. Euro Swap + 2.00%), 1.84% (i)(j)	EUR	191	224,106
Huarong Finance 2017 Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.98%), 4.00% (i)(j)	USD	280	277,320
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	300	353,964
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27	USD	200	198,706
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		200	205,750
Jerrold Finco PLC:
6.25%, 9/15/21	GBP	200	279,143
6.13%, 1/15/24		200	275,373
King Talent Management Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.52%), 5.60% (i)(j)	USD	200	199,466
Ladbrokes Group Finance PLC, 5.13%, 9/08/23		200	292,847
LHC3 PLC, 4.13% (4.13% Cash or 4.88% PIK), 8/15/24 (h)	EUR	253	309,946
Lukoil International Finance BV, 4.56%, 4/24/23	USD	700	727,293
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (h)	EUR	609	758,068
New Lion Bridge Co. Ltd., 9.75%, 10/10/20	USD	430	435,375
Nielsen Co. Luxembourg S.à r.l., 5.00%, 2/01/25 (b)		44	45,650
Ooredoo International Finance Ltd., 3.75%, 6/22/26		600	595,500
Power Finance Corp. Ltd., 3.75%, 12/06/27		200	195,730
Prime Bloom Holdings Ltd., 6.95%, 7/05/22		355	334,587
Santos Finance Ltd., 4.13%, 9/14/27		400	394,538
SUAM Finance BV, 4.88%, 4/17/24		400	425,500
Titan Global Finance PLC:
3.50%, 6/17/21	EUR	100	126,792
2.38%, 11/16/24		119	142,703
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23		100	125,684
7.50%, 2/01/23 (b)	USD	200	209,500
10.50%, 2/01/24 (b)		200	208,000
Virgin Media Finance PLC:
4.50%, 1/15/25	EUR	131	164,012
5.75%, 1/15/25 (b)	USD	200	204,000
Virgin Media Secured Finance PLC:
5.13%, 1/15/25	GBP	100	140,438
5.50%, 8/15/26 (b)	USD	200	205,000
6.25%, 3/28/29	GBP	400	578,144
Viridian Group Finance Co. PLC/Viridian Power & Energy Ltd., 4.00%, 9/15/25	EUR	202	240,559
Whirlpool Finance Luxembourg Sarl, 1.10%, 11/09/27		200	234,506
Wuhan State-Owned Assets Management Ltd. Co, 3.80%, 12/18/20	USD	200	199,632
Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/22		200	198,684

			14,412,439

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services — 2.4%
Altice Finco SA, 8.13%, 1/15/24 (b)	USD	200	$209,000
AT&T Inc., 4.90%, 8/14/37		1,500	1,518,892
British Telecommunications PLC, 3.13%, 11/21/31		300	414,545
Cellnex Telecom SA, 2.38%, 1/16/24		500	605,682
CenturyLink, Inc.:
Series P, 7.60%, 9/15/39		3	2,580
Series S, 6.45%, 6/15/21		149	150,490
Series U, 7.65%, 3/15/42		52	45,825
Series W, 6.75%, 12/01/23		154	150,920
Cincinnati Bell, Inc., 7.00%, 7/15/24 (b)		380	377,150
Frontier Communications Corp.:
7.13%, 3/15/19		5	4,800
7.13%, 1/15/23		44	29,260
7.63%, 4/15/24		151	100,037
6.88%, 1/15/25		184	119,140
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		72	67,680
5.50%, 8/01/23		87	71,123
9.75%, 7/15/25 (b)		116	111,650
Koninklijke KPN NV, (5 yr. Euro Swap + 5.20%), 6.13% (i)(j)		250	311,979
Level 3 Financing, Inc.:
5.38%, 8/15/22		332	336,250
5.63%, 2/01/23		30	30,225
5.13%, 5/01/23		37	37,093
5.38%, 1/15/24		158	157,803
5.38%, 5/01/25		19	18,976
5.25%, 3/15/26		232	227,720
OTE PLC, 3.50%, 7/09/20	EUR	200	252,340
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	38	44,175
6.00%, 9/30/34		315	353,587
7.20%, 7/18/36		7	8,697
7.72%, 6/04/38		3	3,870
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	200	368,502
Telecom Italia SpA:
1.13%, 3/26/22 (f)	USD	500	599,587
3.25%, 1/16/23	EUR	184	242,322
5.88%, 5/19/23	GBP	200	315,343
3.63%, 1/19/24	EUR	100	133,768
2.38%, 10/12/27	USD	200	239,596
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/01/28 (b)		200	199,500
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	100	127,720
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (b)	USD	62	69,440
Verizon Communications, Inc.:
1.38%, 10/27/26	EUR	150	178,836
1.88%, 10/26/29		150	179,158
2.88%, 1/15/38		150	182,258
5.50%, 3/16/47	USD	2,000	2,278,825
Xplornet Communications, Inc., 9.63% (9.63% Cash or 10.63% PIK), 6/01/22 (b)(h)		34	35,310
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		330	343,711
6.38%, 5/15/25		24	25,380
5.75%, 1/15/27 (b)		191	194,820
Ziggo Bond Finance BV:
4.63%, 1/15/25		110	135,921
5.88%, 1/15/25 (b)		200	196,500
Ziggo Secured Finance BV, 4.25%, 1/15/27	EUR	300	373,597

			12,181,583

6	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Electric Utilities — 0.6%
Chugoku Electric Power Co., Inc., 0.00%, 1/25/22 (f)(g)	JPY	40,000	$364,766
Comision Federal de Electricidad, 4.88%, 1/15/24	USD	380	405,175
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	200	250,591
DPL, Inc., 7.25%, 10/15/21	USD	6	6,660
Drax Finco PLC, 4.25%, 5/01/22	GBP	100	136,457
Gas Natural Fenosa Finance BV:
(9 yr. Euro Swap + 3.08%), 3.38% (i)(j)	EUR	100	126,040
1.88%, 10/05/29		100	121,446
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24 (b)	USD	400	425,388
Kyushu Electric Power Co., Inc., 0.00%, 3/31/22 (f)(g)	JPY	20,000	181,052
Perusahaan Listrik Negara PT, 5.50%, 11/22/21	USD	270	292,626
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20 (f)(g)	JPY	50,000	442,756

			2,752,957
Electrical Equipment — 0.1%
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (b)	USD	200	217,500
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	172	196,055
Vertiv Group Corp., 9.25%, 10/15/24 (b)	USD	250	266,875

			680,430
Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc.:
5.50%, 4/15/23	EUR	4	4,995
4.13%, 10/15/26		200	257,329
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23	USD	258	266,707
5.50%, 12/01/24		116	126,150
5.00%, 9/01/25		30	31,050
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22 (f)(g)		200	199,500
Hosiden Corp., 0.00%, 9/20/24 (f)(g)	JPY	30,000	292,212
Zhen Ding Technology Holding Ltd., 0.00%, 6/26/19 (f)(g)	USD	500	504,375

			1,682,318
Energy Equipment & Services — 0.4%
Anton Oilfield Services Group, 9.75%, 12/05/20		500	503,750
Core & Main LP, 6.13%, 8/15/25 (b)		129	130,935
Diamond Offshore Drilling, Inc., 7.88%, 8/15/25		24	25,110
Ensco PLC, 5.20%, 3/15/25		15	12,750
Noble Holding International Ltd.:
4.63%, 3/01/21		12	11,220
7.75%, 1/15/24		57	49,020
7.70%, 4/01/25		30	25,125
Parker Drilling Co., 7.50%, 8/01/20		33	30,030
Pioneer Energy Services Corp., 6.13%, 3/15/22		85	69,675
Precision Drilling Corp.:
6.50%, 12/15/21		14	14,263
7.75%, 12/15/23		25	26,250
5.25%, 11/15/24		28	26,390
7.13%, 1/15/26 (b)		27	27,540
Rowan Cos., Inc.:
4.88%, 6/01/22		25	23,563
4.75%, 1/15/24		45	39,600
7.38%, 6/15/25		195	198,413

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
SESI LLC:
7.13%, 12/15/21	USD	20	$20,500
7.75%, 9/15/24 (b)		54	57,375
Transocean, Inc.:
5.80%, 10/15/22		46	45,310
9.00%, 7/15/23 (b)		234	253,013
7.50%, 1/15/26 (b)		62	63,491
6.80%, 3/15/38		25	20,063
Vallourec SA, 6.63%, 10/15/22		100	124,647
Weatherford International LLC, 6.80%, 6/15/37		40	33,200
Weatherford International Ltd.:
7.75%, 6/15/21		119	121,306
8.25%, 6/15/23		70	70,700
9.88%, 2/15/24		21	22,313
6.50%, 8/01/36		18	14,805
7.00%, 3/15/38		7	5,880
5.95%, 4/15/42		79	61,620

			2,127,857
Equity Real Estate Investment Trusts (REITs) — 1.0%
CoreCivic, Inc., 4.75%, 10/15/27		34	33,575
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 3/15/24 (b)		108	112,050
5.00%, 3/15/24 (b)		24	24,900
5.38%, 3/15/27 (b)		13	13,650
Emirates Reit Sukuk Ltd., 5.13%, 12/12/22		200	199,702
Equinix, Inc.:
2.88%, 10/01/25	EUR	278	336,059
5.88%, 1/15/26	USD	109	117,039
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)		120	121,200
GEO Group, Inc.:
5.13%, 4/01/23		20	20,000
5.88%, 10/15/24		265	272,287
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23		12	12,810
5.38%, 4/15/26		21	22,523
Inmobiliaria Colonial Socimi SA:
1.63%, 11/28/25	EUR	300	356,241
2.50%, 11/28/29		200	237,397
Iron Mountain, Inc.:
4.38%, 6/01/21 (b)	USD	245	248,646
6.00%, 8/15/23		660	689,700
3.00%, 1/15/25	EUR	110	133,943
iStar, Inc.:
4.63%, 9/15/20	USD	30	30,450
6.00%, 4/01/22		52	53,820
5.25%, 9/15/22		31	31,194
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24		383	407,895
4.50%, 9/01/26		178	177,110
4.50%, 1/15/28 (b)		27	26,460
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21		200	203,000
SBA Communications Corp.:
4.00%, 10/01/22 (b)		93	93,116
4.88%, 9/01/24		82	84,255
Trust F/1401, 5.25%, 1/30/26		700	736,750
Uniti Group, Inc./CSL Capital LLC, 8.25%, 10/15/23		111	106,699

			4,902,471

BLACKROCK FUNDS II	DECEMBER 31, 2017	7

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Food & Staples Retailing — 0.3%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24	USD	44	$41,690
5.75%, 3/15/25		20	18,040
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	100	139,426
4.56%, 1/25/23		200	270,609
4.50%, 3/07/24		200	267,756
3.58%, 2/07/25		100	126,136
Cencosud SA, 6.63%, 2/12/45	USD	228	249,297
Picard Groupe SAS, (3 mo. EURIBOR + 3.00%), 3.00%, 11/30/23 (a)	EUR	227	273,046
Rite Aid Corp., 6.13%, 4/01/23 (b)	USD	76	68,590

			1,454,590
Food Products — 0.5%
B&G Foods, Inc., 5.25%, 4/01/25		97	98,664
BRF GmbH, 4.35%, 9/29/26 (b)		300	290,097
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (b)		85	90,100
CP Foods Holdings Ltd., 0.50%, 9/22/21 (f)		400	442,000
Gruma SAB de CV, 4.88%, 12/01/24		500	535,000
JBS USA LUX SA/JBS USA Finance, Inc.:
5.88%, 7/15/24 (b)		30	28,987
5.75%, 6/15/25 (b)		254	244,475
Lamb Weston Holdings, Inc., 4.63%, 11/01/24 (b)		4	4,120
Pilgrim’s Pride Corp.:
5.75%, 3/15/25 (b)		43	44,451
5.88%, 9/30/27 (b)		34	35,020
Post Holdings, Inc.:
5.50%, 3/01/25 (b)		78	80,730
5.00%, 8/15/26 (b)		171	168,221
5.75%, 3/01/27 (b)		38	38,665
5.63%, 1/15/28 (b)		44	44,233
TreeHouse Foods, Inc., 6.00%, 2/15/24 (b)		138	143,520

			2,288,283
Foreign Agency Obligations — 0.1%
Industrial & Commercial Bank of China Ltd., 2.96%, 11/08/22		300	297,219
Health Care Equipment & Supplies — 0.1%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		301	281,435
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		106	106,265
5.63%, 2/15/23		23	23,345
6.50%, 3/01/24		35	36,400
Aetna, Inc., 3.88%, 8/15/47		420	413,918
Centene Corp.:
5.63%, 2/15/21		352	361,680
4.75%, 5/15/22		97	100,637
6.13%, 2/15/24		33	34,897
4.75%, 1/15/25		8	8,140
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		77	65,065
5.13%, 8/01/21		24	21,600
6.25%, 3/31/23		45	40,500
Constantin Investissement 3 SASU, 5.38%, 4/15/25		110	133,173
DaVita, Inc., 5.13%, 7/15/24		61	61,610
Encompass Health Corp., 5.75%, 11/01/24		142	145,373
Envision Healthcare Corp.:
5.13%, 7/01/22 (b)		17	16,490

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
5.63%, 7/15/22	USD	329	$332,290
HCA, Inc.:
5.00%, 3/15/24		714	742,560
5.38%, 2/01/25		40	41,400
5.88%, 2/15/26		2	2,115
5.25%, 6/15/26		1,259	1,334,540
4.50%, 2/15/27		520	522,600
5.50%, 6/15/47		236	235,410
Series 1, 5.88%, 5/01/23		388	414,190
MEDNAX, Inc., 5.25%, 12/01/23 (b)		31	31,543
Molina Healthcare, Inc., 4.88%, 6/15/25 (b)		30	29,925
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (b)		134	142,710
Polaris Intermediate Corp., 8.50% (8.50% Cash or 8.50% PIK), 12/01/22 (b)(h)		148	153,550
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)		35	36,925
Surgery Center Holdings, Inc.:
8.88%, 4/15/21 (b)		83	85,905
6.75%, 7/01/25 (b)		86	81,270
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	100	126,263
Team Health Holdings, Inc., 6.38%, 2/01/25 (b)	USD	72	64,260
Tenet Healthcare Corp.:
4.75%, 6/01/20		10	10,175
7.50%, 1/01/22 (b)		38	39,900
8.13%, 4/01/22		46	46,805
6.75%, 6/15/23		232	225,040
4.63%, 7/15/24 (b)		158	154,050
5.13%, 5/01/25 (b)		62	60,450
7.00%, 8/01/25 (b)		123	115,620
Unilabs Subholding AB, 5.75%, 5/15/25	EUR	121	146,167
Vizient, Inc., 10.38%, 3/01/24 (b)	USD	53	59,493
WellCare Health Plans, Inc., 5.25%, 4/01/25		24	25,320

			6,829,569
Hotels, Restaurants & Leisure — 1.8%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/24 (b)		116	115,710
5.00%, 10/15/25 (b)		417	420,127
Aramark Services, Inc., 5.00%, 4/01/25 (b)		35	36,971
Burger King France SAS:
(3 mo. EURIBOR + 5.25%), 5.25%, 5/01/23 (a)	EUR	100	122,370
6.00%, 5/01/24		211	272,864
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20	USD	741	757,673
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (b)		104	104,780
China Lodging Group Ltd., 0.38%, 11/01/22 (b)(f)		667	724,529
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	100	125,210
5.88%, 5/15/23		100	124,942
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		200	252,985
Eldorado Resorts, Inc., 6.00%, 4/01/25	USD	28	29,260
Golden Nugget, Inc., 6.75%, 10/15/24 (b)		165	167,887
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24		59	59,590
HIS Co. Ltd., 0.00%, 8/30/19 (f)(g)	JPY	70,000	663,191
International Game Technology PLC, 4.75%, 2/15/23	EUR	100	135,597
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (b)	USD	35	37,450

8	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (b)	USD	36	$37,125
5.25%, 6/01/26 (b)		35	36,837
4.75%, 6/01/27 (b)		40	40,900
McDonald’s Corp., 0.63%, 1/29/24	EUR	200	238,115
MGM Resorts International:
5.25%, 3/31/20		160	165,600
6.75%, 10/01/20		87	93,960
6.63%, 12/15/21		503	551,892
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		67	67,000
Newco GB SAS, 8.00% (8.00% Cash or 8.00% PIK), 12/15/22 (h)		100	122,268
NH Hotel Group SA, 3.75%, 10/01/23	EUR	128	161,950
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	210	272,190
Punch Taverns Finance B Ltd., 7.37%, 9/30/21		54	83,166
Resorttrust, Inc., 0.00%, 12/01/21 (f)(g)	JPY	20,000	189,039
Schumann SpA, 7.00%, 7/31/23	EUR	100	122,687
Scientific Games International, Inc.:
7.00%, 1/01/22 (b)	USD	1,037	1,092,739
10.00%, 12/01/22		375	411,563
5.00%, 10/15/25 (b)		109	109,273
Six Flags Entertainment Corp.:
4.88%, 7/31/24 (b)		154	156,310
5.50%, 4/15/27 (b)		2	2,070
Snaitech SpA, 6.38%, 11/07/21	EUR	100	128,710
Station Casinos LLC, 5.00%, 10/01/25 (b)		61	61,305
Stonegate Pub Co. Financing PLC:
4.88%, 3/15/22		100	134,512
(3 mo. LIBOR GBP + 4.38%), 4.89%, 3/15/22 (a)	GBP	150	202,332
Unique Pub Finance Co. PLC, 6.46%, 3/30/32		200	266,578
Viking Cruises Ltd.:
6.25%, 5/15/25 (b)	USD	32	32,960
5.88%, 9/15/27 (b)		60	61,050
William Hill PLC, 4.88%, 9/07/23	GBP	105	149,704

			9,142,971
Household Durables — 0.5%
Brookfield Residential Properties, Inc., 6.38%, 5/15/25 (b)	USD	18	19,080
CalAtlantic Group, Inc.:
6.25%, 12/15/21		360	391,050
5.38%, 10/01/22		8	8,580
5.25%, 6/01/26		67	70,853
Century Communities, Inc., 6.88%, 5/15/22		150	157,500
Harvest International Co, 0.00%, 11/21/22 (f)(g)	HKD	7,000	887,672
Iida Group Holdings Co. Ltd., 0.00%, 6/18/20 (f)(g)	JPY	20,000	186,155
K Hovnanian Enterprises, Inc.:
10.00%, 7/15/22 (b)	USD	48	52,800
10.50%, 7/15/24 (b)		27	30,983
Lennar Corp.:
2.95%, 11/29/20 (b)		16	15,880
4.13%, 1/15/22		41	41,820
4.75%, 11/15/22		12	12,600
4.88%, 12/15/23		85	89,250
4.75%, 11/29/27 (b)		90	92,682
Mattamy Group Corp.:
6.88%, 12/15/23 (b)		40	42,300
6.50%, 10/01/25 (b)		46	48,645
MDC Holdings, Inc., 6.00%, 1/15/43		50	48,750
Meritage Homes Corp., 5.13%, 6/06/27		27	27,473

Corporate Bonds		Par (000)	Value
Household Durables (continued)
PulteGroup, Inc., 6.38%, 5/15/33	USD	110	$123,200
Tempur Sealy International, Inc., 5.50%, 6/15/26		82	84,066
TRI Pointe Group, Inc.:
4.88%, 7/01/21		64	66,400
5.88%, 6/15/24		46	49,105
5.25%, 6/01/27		16	16,411
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 8/15/25 (b)		17	16,915
William Lyon Homes, Inc., 5.88%, 1/31/25		29	29,616

			2,609,786
Household Products — 0.1%
Diamond BC BV, 5.63%, 8/15/25	EUR	210	252,673
Spectrum Brands, Inc., 5.75%, 7/15/25	USD	149	156,823

			409,496
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.:
8.00%, 6/01/20		8	8,960
4.88%, 5/15/23		4	4,075
5.50%, 3/15/24		8	8,320
5.50%, 4/15/25		10	10,500
6.00%, 5/15/26		122	131,760
5.13%, 9/01/27		27	28,350
Calpine Corp.:
5.88%, 1/15/24 (b)		63	64,103
5.50%, 2/01/24		40	38,100
5.75%, 1/15/25		50	47,250
5.25%, 6/01/26 (b)		242	237,162
China Yangtze Power International BVI 1 Ltd., 0.00%, 11/09/21 (f)(g)		1,300	1,425,450
Dynegy, Inc.:
7.38%, 11/01/22		283	298,565
5.88%, 6/01/23		10	10,125
8.13%, 1/30/26 (b)		45	49,163
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (b)		46	46,805
NRG Energy, Inc.:
6.63%, 1/15/27		276	291,870
5.75%, 1/15/28 (b)		39	39,390
NRG Yield Operating LLC, 5.38%, 8/15/24		70	72,450
Pattern Energy Group, Inc., 5.88%, 2/01/24 (b)		59	61,950
Talen Energy Supply LLC, 6.50%, 6/01/25		47	37,953
TerraForm Power Operating LLC:
4.25%, 1/31/23 (b)		46	45,655
6.63%, 6/15/25 (b)(k)		5	5,450
5.00%, 1/31/28 (b)		46	45,540

			3,008,946
Industrial Conglomerates — 0.1%
KOC Holding AS, 5.25%, 3/15/23		600	629,388
Insurance — 1.1%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25 (b)		52	50,116
Alliant Holdings Intermediate LLC, 8.25%, 8/01/23 (b)		518	543,900
Ardonagh Midco 3 PLC:
8.38%, 7/15/23	GBP	200	273,923
8.63%, 7/15/23 (b)	USD	200	207,000
Assicurazioni Generali SpA:
(3 mo. EURIBOR + 7.11%), 7.75%, 12/12/42 (i)	EUR	300	463,891
(3 mo. EURIBOR + 5.35%), 5.50%, 10/27/47 (i)		450	647,385

BLACKROCK FUNDS II	DECEMBER 31, 2017	9

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Insurance (continued)
AssuredPartners, Inc., 7.00%, 8/15/25 (b)	USD	13	$12,935
BNP Paribas Cardif SA, (3 mo. EURIBOR + 3.93%), 4.03% (i)(j)	EUR	400	541,664
CNP Assurances:
(5 yr. Euro Swap + 4.10%), 4.00% (i)(j)		200	269,360
1.88%, 10/20/22		100	126,514
(3 mo. EURIBOR + 4.60%), 4.50%, 6/10/47 (i)		100	141,906
Credit Agricole Assurances SA, (5 yr. Euro Swap + 4.35%), 4.50% (i)(j)		300	410,697
Delta Lloyd NV, (3 mo. EURIBOR + 3.90%), 4.38% (i)(j)		110	147,280
Groupama SA, 6.00%, 1/23/27		200	302,361
HUB International Ltd., 7.88%, 10/01/21 (b)	USD	255	265,519
NFP Corp., 6.88%, 7/15/25 (b)		21	21,157
Radian Group, Inc., 4.50%, 10/01/24		51	52,249
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)		665	748,112
USIS Merger Sub, Inc., 6.88%, 5/01/25 (b)		16	16,160

			5,242,129
Internet & Direct Marketing Retail — 0.2%
Netflix, Inc.:
5.38%, 2/01/21		370	390,813
5.50%, 2/15/22		14	14,717
4.38%, 11/15/26		138	134,895
3.63%, 5/15/27	EUR	100	120,978
4.88%, 4/15/28 (b)	USD	94	92,120
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	240	302,917

			1,056,440
Internet Software & Services — 0.8%
Alibaba Group Holding Ltd.:
3.60%, 11/28/24	USD	500	518,681
4.20%, 12/06/47		295	307,150
Baidu, Inc., 4.13%, 6/30/25		600	622,543
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 S.à r.l./Greeneden U.S. Holdings II LLC, 10.00%, 11/30/24 (b)		100	109,250
GTT Communications, Inc., 7.88%, 12/31/24 (b)		62	65,410
Match Group, Inc., 5.00%, 12/15/27 (b)		24	24,360
Myriad International Holdings BV, 5.50%, 7/21/25		700	762,278
Tencent Holdings Ltd., 3.80%, 2/11/25		600	622,357
United Group BV:
4.38%, 7/01/22	EUR	125	155,728
(3 mo. EURIBOR + 4.38%), 4.38%, 7/01/23 (a)		132	159,355
4.88%, 7/01/24		124	154,554
Weibo Corp., 1.25%, 11/15/22		359	394,227

			3,895,893
IT Services — 0.5%
Alliance Data Systems Corp., 5.88%, 11/01/21 (b)	USD	265	271,625
APX Group, Inc.:
6.38%, 12/01/19		24	24,360
8.75%, 12/01/20		73	74,460
7.88%, 12/01/22		79	84,629
Booz Allen Hamilton, Inc., 5.13%, 5/01/25 (b)		150	150,375
First Data Corp.:
7.00%, 12/01/23 (b)		358	378,585
5.75%, 1/15/24 (b)		1,047	1,083,645
Gartner, Inc., 5.13%, 4/01/25 (b)		49	51,205
Michael Baker International LLC, 8.75%, 3/01/23 (b)		12	11,610

Corporate Bonds		Par (000)	Value
IT Services (continued)
Sabre GLBL, Inc., 5.25%, 11/15/23 (b)	USD	114	$116,599
Vantiv LLC/Vanity Issuer Corp., 3.88%, 11/15/25 (b)	GBP	232	315,740
WEX, Inc., 4.75%, 2/01/23 (b)	USD	85	86,806

			2,649,639
Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25 (b)		72	72,968
6.20%, 10/01/40		19	17,076
5.45%, 11/01/41		11	9,103
Universal Entertainment Corp., 8.50% (6.00% Cash and 2.50% PIK), 8/24/20 (b)(h)		974	1,007,595

			1,106,742
Life Sciences Tools & Services — 0.5%
Avantor, Inc.:
4.75%, 10/01/24	EUR	257	307,446
6.00%, 10/01/24 (b)	USD	429	427,391
9.00%, 10/01/25 (b)		101	99,485
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (b)		67	72,360
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (b)		379	382,790
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 5/15/22 (b)		283	284,415
Quintiles IMS, Inc.:
3.25%, 3/15/25 (b)		100	123,734
3.25%, 3/15/25	EUR	310	383,577
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (b)	USD	47	48,997
Thermo Fisher Scientific, Inc., 1.38%, 9/12/28	EUR	250	289,284

			2,419,479
Machinery — 0.6%
Allison Transmission, Inc., 5.00%, 10/01/24 (b)	USD	9	9,281
Cleaver-Brooks, Inc., 7.88%, 3/01/23 (b)		26	26,650
Colfax Corp., 3.25%, 5/15/25	EUR	178	220,975
EnPro Industries, Inc., 5.88%, 9/15/22	USD	31	32,279
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	310	378,648
6.00%, 7/15/22 (b)	USD	470	480,575
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (b)		169	181,455
Haitian International Holdings Ltd., 2.00%, 2/13/19 (f)		500	560,625
Mercer International, Inc.:
7.75%, 12/01/22		40	42,400
6.50%, 2/01/24		42	44,625
5.50%, 1/15/26 (b)		29	29,435
Navistar International Corp., 6.63%, 11/01/25 (b)		70	73,037
Pearl Holding III Ltd., 9.50%, 12/11/22		200	199,280
Platin 1426 GmbH, 5.38%, 6/15/23	EUR	244	292,031
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25 (b)		54	54,540
SPX FLOW, Inc.:
5.63%, 8/15/24 (b)	USD	98	103,145
5.88%, 8/15/26 (b)		53	56,180
Terex Corp., 5.63%, 2/01/25 (b)		255	266,475
Wabash National Corp., 5.50%, 10/01/25 (b)		57	57,427

			3,109,063
Marine — 0.0%
CMA CGM SA, 5.25%, 1/15/25	EUR	147	175,055

10	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Media — 3.4%
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	350	$425,439
7.75%, 5/15/22 (b)	USD	200	197,000
6.25%, 2/15/25	EUR	226	265,742
AMC Networks, Inc.:
5.00%, 4/01/24	USD	55	55,687
4.75%, 8/01/25		59	58,484
Block Communications, Inc., 6.88%, 2/15/25 (b)		30	31,425
Cablevision Systems Corp.:
7.75%, 4/15/18		183	185,287
8.00%, 4/15/20		96	102,480
CBS Radio, Inc., 7.25%, 11/01/24 (b)		25	26,359
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/23		150	153,375
4.00%, 3/01/23 (b)		85	84,150
5.13%, 5/01/27 (b)		1,066	1,050,010
5.00%, 2/01/28 (b)		58	56,405
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/21 (b)		50	50,125
7.75%, 7/15/25 (b)		411	437,715
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.48%, 10/23/45		1,148	1,338,488
5.38%, 5/01/47		315	322,985
Clear Channel International BV, 8.75%, 12/15/20 (b)		13	13,423
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/22		3	3,023
Series B, 7.63%, 3/15/20		105	102,900
Series B, 6.50%, 11/15/22		1,703	1,728,545
CSC Holdings LLC:
10.13%, 1/15/23 (b)		418	470,773
10.88%, 10/15/25 (b)		1,266	1,506,540
Discovery Communications LLC, 3.95%, 3/20/28		1,500	1,491,983
DISH DBS Corp.:
5.88%, 7/15/22		66	66,330
5.00%, 3/15/23		29	27,405
5.88%, 11/15/24		65	63,294
7.75%, 7/01/26		417	438,371
Dish Network Corp., 3.38%, 8/15/26 (f)		103	112,077
Globo Comunicacao e Participacoes SA, 4.84%, 6/08/25		200	205,000
iHeartCommunications, Inc.:
9.00%, 12/15/19		230	170,775
9.00%, 3/01/21		74	52,910
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (b)		30	31,687
Live Nation Entertainment, Inc., 4.88%, 11/01/24 (b)		7	7,175
MDC Partners, Inc., 6.50%, 5/01/24 (b)		199	199,995
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 8/15/23 (b)		72	76,410
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 2/15/24		10	10,575
SFR Group SA:
5.38%, 5/15/22	EUR	100	123,440
6.00%, 5/15/22 (b)	USD	1,290	1,306,125
7.38%, 5/01/26 (b)		571	585,989
Sirius XM Radio, Inc.:
5.38%, 4/15/25 (b)		135	140,569
5.00%, 8/01/27 (b)		68	68,170
TDF Infrastructure SAS, 2.50%, 4/07/26		100	125,525
TEGNA, Inc.:
5.13%, 10/15/19		22	22,317

Corporate Bonds		Par (000)	Value
Media (continued)
5.50%, 9/15/24 (b)	USD	17	$17,829
Townsquare Media, Inc., 6.50%, 4/01/23 (b)		54	52,785
Tribune Media Co., 5.88%, 7/15/22		39	40,073
Unitymedia GmbH, 3.75%, 1/15/27	EUR	100	122,246
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 1/15/25		232	293,786
5.00%, 1/15/25 (b)	USD	200	205,000
4.63%, 2/15/26	EUR	200	257,938
3.50%, 1/15/27		200	247,653
6.25%, 1/15/29		269	362,129
Univision Communications, Inc., 5.13%, 2/15/25 (b)	USD	118	114,903
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	100	127,058
Urban One, Inc., 7.38%, 4/15/22 (b)	USD	110	109,725
Videotron Ltd., 5.13%, 4/15/27 (b)		87	90,915
Virgin Media Receivables Financing Notes I Dac, 5.50%, 9/15/24	GBP	409	555,855
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	200	252,721
Ziggo Bond Co. BV, 7.13%, 5/15/24		100	131,750

			16,974,848
Metals & Mining — 2.2%
ArcelorMittal, 3.13%, 1/14/22		100	130,974
Big River Steel LLC/BRS Finance Corp., 7.25%, 9/01/25 (b)	USD	46	48,645
China Minmetals Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.72%), 3.75% (i)(j)		300	294,897
Cleveland-Cliffs, Inc., 4.88%, 1/15/24 (b)		46	45,885
Constellium NV:
4.25%, 2/15/26		100	119,997
5.88%, 2/15/26 (b)		250	254,687
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (b)		25	25,937
7.25%, 5/15/22 (b)		165	172,969
FMG Resources August 2006 Pty. Ltd., 9.75%, 3/01/22 (b)		265	293,223
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		608	607,240
3.10%, 3/15/20		1,134	1,126,913
4.00%, 11/14/21		91	91,000
3.55%, 3/01/22		131	129,526
3.88%, 3/15/23		277	275,615
5.45%, 3/15/43		616	615,230
Fresnillo PLC, 5.50%, 11/13/23		600	657,000
Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (b)		121	135,369
Kinross Gold Corp.:
4.50%, 7/15/27 (b)		32	32,200
6.88%, 9/01/41		23	26,019
Mountain Province Diamonds, Inc., 8.00%, 12/15/22 (b)		24	23,730
Novelis Corp.:
6.25%, 8/15/24 (b)		334	349,865
5.88%, 9/30/26 (b)		698	711,960
Novolipetsk Steel via Steel Funding DAC, 4.50%, 6/15/23		389	405,260
Nyrstar Netherlands Holdings BV, 6.88%, 3/15/24	EUR	331	418,969
Ovako AB, 5.00%, 10/05/22		100	122,006
Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22	USD	500	553,300
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 6/14/21		200	200,000
Steel Dynamics, Inc.:
5.13%, 10/01/21		890	912,250

BLACKROCK FUNDS II	DECEMBER 31, 2017	11

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
5.50%, 10/01/24	USD	80	$85,000
4.13%, 9/15/25 (b)		51	51,383
5.00%, 12/15/26		6	6,345
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25 (b)		74	77,330
Teck Resources Ltd.:
4.50%, 1/15/21		19	19,593
3.75%, 2/01/23		120	120,300
8.50%, 6/01/24 (b)		465	525,450
6.00%, 8/15/40		3	3,337
5.20%, 3/01/42		207	204,930
5.40%, 2/01/43		113	113,565
thyssenkrupp AG, 1.38%, 3/03/22	EUR	175	213,018
United States Steel Corp.:
8.38%, 7/01/21 (b)	USD	231	250,751
6.88%, 8/15/25		44	45,927
Vale Overseas Ltd., 6.25%, 8/10/26		600	695,100

			11,192,695
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.75%, 3/15/25 (b)		26	25,805
Multiline Retail — 0.2%
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	100	138,821
Dollar Tree, Inc., 5.75%, 3/01/23	USD	376	393,860
JC Penney Corp., Inc.:
8.13%, 10/01/19		12	12,240
6.38%, 10/15/36		19	11,305
7.40%, 4/01/37		5	3,225
SACI Falabella, 4.38%, 1/27/25		600	628,016

			1,187,467
Oil, Gas & Consumable Fuels — 4.5%
ABM Investama Tbk PT, 7.13%, 8/01/22		200	206,020
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24		41	44,946
Andeavor Logistics LP, (3 mo. LIBOR US + 4.65%), 6.88% (i)(j)		1,588	1,612,138
Antero Resources Corp.:
5.13%, 12/01/22		28	28,560
5.63%, 6/01/23		65	67,600
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/01/22 (b)		57	61,133
California Resources Corp., 8.00%, 12/15/22 (b)		73	60,225
Callon Petroleum Co., 6.13%, 10/01/24		79	81,370
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/23		34	35,275
8.25%, 7/15/25		104	114,270
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24		271	308,432
5.88%, 3/31/25		2	2,167
5.13%, 6/30/27		568	587,539
Cheniere Energy Partners LP, 5.25%, 10/01/25 (b)		140	142,450
Chesapeake Energy Corp.:
8.00%, 12/15/22 (b)		221	238,404
8.00%, 6/15/27 (b)		217	208,320
CNX Resources Corp., 5.88%, 4/15/22		1,270	1,296,987
CONSOL Energy, Inc., 11.00%, 11/15/25 (b)		118	123,900
Continental Resources, Inc.:
3.80%, 6/01/24		81	80,089
4.38%, 1/15/28 (b)		12	11,846
4.90%, 6/01/44		53	50,615
Corral Petroleum Holdings AB, 11.75% (11.75% Cash or 11.75% PIK), 5/15/21 (h)	EUR	200	266,174

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (b)	USD	165	$171,963
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23		45	46,764
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25 (b)		276	277,380
DCP Midstream Operating LP, 6.75%, 9/15/37 (b)		140	152,600
DEA Finance SA, 7.50%, 10/15/22	EUR	107	142,702
Denbury Resources, Inc., 9.25%, 3/31/22 (b)	USD	123	124,537
Diamondback Energy, Inc., 5.38%, 5/31/25		70	72,013
Eclipse Resources Corp., 8.88%, 7/15/23		20	20,525
Empresa Nacional del Petroleo, 3.75%, 8/05/26		600	596,070
Endeavor Energy Resources LP/EER Finance, Inc.:
5.50%, 1/30/26 (b)		31	31,543
5.75%, 1/30/28 (b)		56	57,512
Energy Resources LLC, 8.00%, 9/30/22 (i)		112	114,381
Energy Transfer Equity LP:
7.50%, 10/15/20		16	17,600
4.25%, 3/15/23		41	40,693
5.88%, 1/15/24		284	298,910
Energy Transfer LP, 5.15%, 2/01/43		1,250	1,183,694
Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (f)		86	76,325
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		74	62,530
8.00%, 11/29/24 (b)		104	107,380
Extraction Oil & Gas, Inc., 7.38%, 5/15/24 (b)		148	157,990
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.88%, 7/15/21 (b)		146	154,395
Genesis Energy LP/Genesis Energy Finance Corp.:
6.50%, 10/01/25		39	39,585
6.25%, 5/15/26		44	43,835
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 9/30/21 (b)		147	152,880
Gulfport Energy Corp.:
6.63%, 5/01/23		96	97,920
6.00%, 10/15/24		46	46,000
6.38%, 5/15/25		6	6,030
6.38%, 1/15/26 (b)		59	59,147
Halcon Resources Corp., 6.75%, 2/15/25 (b)		105	109,200
Harvest Operations Corp., 3.00%, 9/21/22		255	251,733
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 2/15/26 (b)		104	107,380
Kinder Morgan, Inc., 5.55%, 6/01/45		1,000	1,094,394
Matador Resources Co., 6.88%, 4/15/23		165	173,663
Medco Straits Services Pte Ltd., 8.50%, 8/17/22		700	742,471
MEG Energy Corp.:
7.00%, 3/31/24 (b)		13	10,969
6.50%, 1/15/25 (b)		188	185,650
Murphy Oil Corp.:
4.45%, 12/01/22		25	25,094
5.88%, 12/01/42		19	18,561
Murphy Oil USA, Inc., 5.63%, 5/01/27		40	42,008
Newfield Exploration Co., 5.63%, 7/01/24		107	115,025
NGL Energy Partners LP/NGL Energy Finance Corp., 6.88%, 10/15/21		192	195,840
NGPL PipeCo LLC:
4.38%, 8/15/22 (b)		50	50,844
4.88%, 8/15/27 (b)		2	2,075
7.77%, 12/15/37 (b)		127	156,527
Oasis Petroleum, Inc.:
6.50%, 11/01/21		39	39,829

12	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.88%, 3/15/22	USD	70	$71,837
6.88%, 1/15/23		13	13,293
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27		200	204,796
Parsley Energy LLC/Parsley Finance Corp.:
6.25%, 6/01/24 (b)		28	29,470
5.38%, 1/15/25 (b)		146	147,460
5.25%, 8/15/25 (b)		40	40,100
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25		55	57,750
PDC Energy, Inc., 5.75%, 5/15/26 (b)		45	46,125
Pertamina Persero PT, 4.30%, 5/20/23		600	627,006
QEP Resources, Inc.:
5.38%, 10/01/22		29	29,653
5.25%, 5/01/23		12	12,142
Raffinerie Heide GmbH, 6.38%, 12/01/22	EUR	100	124,016
Raizen Fuels Finance SA, 5.30%, 1/20/27	USD	300	313,890
Range Resources Corp., 5.00%, 3/15/23		189	188,055
Reliance Industries Ltd., 4.13%, 1/28/25		750	777,764
Resolute Energy Corp., 8.50%, 5/01/20		107	108,873
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (b)		88	89,540
6.00%, 1/15/19 (b)		35	35,963
5.63%, 4/15/20 (b)		70	73,325
6.88%, 4/15/40 (b)		132	148,500
RSP Permian, Inc.:
6.63%, 10/01/22		102	106,973
5.25%, 1/15/25		53	54,325
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28		1,000	1,011,780
Sanchez Energy Corp., 6.13%, 1/15/23		356	300,820
Seven Generations Energy Ltd., 5.38%, 9/30/25 (b)		100	101,000
Sinopec Capital 2013 Ltd., 3.13%, 4/24/23		900	895,710
SM Energy Co.:
6.50%, 11/15/21		30	30,375
6.50%, 1/01/23		8	8,160
5.63%, 6/01/25		122	118,340
6.75%, 9/15/26		20	20,600
Southwestern Energy Co.:
6.70%, 1/23/25		51	52,976
7.50%, 4/01/26		103	109,437
7.75%, 10/01/27		32	34,160
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 9/15/24 (b)		102	104,677
5.50%, 1/15/28 (b)		94	95,147
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 2/01/25		46	47,093
5.38%, 2/01/27		27	27,709
5.00%, 1/15/28 (b)		91	90,773
Tengizchevroil Finance Co. International Ltd., 4.00%, 8/15/26		1,100	1,102,750
Trinidad Drilling Ltd., 6.63%, 2/15/25 (b)		84	79,800
Tullow Oil PLC, 6.00%, 11/01/20 (b)		200	201,760
Whiting Petroleum Corp.:
5.00%, 3/15/19		342	350,721
1.25%, 4/01/20 (f)		30	27,600
6.63%, 1/15/26 (b)		148	150,960
WildHorse Resource Development Corp., 6.88%, 2/01/25		34	34,765
Williams Cos., Inc., 5.75%, 6/24/44		265	282,887
WPX Energy, Inc.:
6.00%, 1/15/22		123	128,535
8.25%, 8/01/23		45	51,075
5.25%, 9/15/24		42	41,855

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Yankuang Group Cayman Ltd., 4.75%, 11/30/20	USD	385	$380,733

			22,485,681
Paper & Forest Products — 0.2%
Daio Paper Corp., 0.00%, 9/17/20 (f)(g)	JPY	40,000	382,516
Inversiones CMPC SA, 4.75%, 9/15/24		600	638,516
Norbord, Inc.:
5.38%, 12/01/20 (b)		20	21,100
6.25%, 4/15/23 (b)		42	45,833
Stora Enso OYJ, 2.50%, 6/07/27	EUR	100	122,994

			1,210,959
Pharmaceuticals — 0.7%
Catalent Pharma Solutions, Inc.:
4.75%, 12/15/24		100	127,591
4.88%, 1/15/26 (b)	USD	112	112,420
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/24 (b)		200	202,500
Endo Finance LLC, 5.75%, 1/15/22 (b)		87	72,427
Endo Finance LLC/Endo Finco, Inc., 5.38%, 1/15/23 (b)		20	15,600
Glenmark Pharmaceuticals Ltd., 2.00%, 6/28/22 (f)		500	552,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (b)		121	116,160
5.75%, 8/01/22 (b)		82	74,415
5.63%, 10/15/23 (b)		51	43,350
5.50%, 4/15/25 (b)		46	37,490
Nidda Healthcare Holding GmbH, 3.50%, 9/30/24	EUR	150	181,289
Teva Pharmaceutical Finance Netherlands II BV:
1.25%, 3/31/23		300	327,689
1.63%, 10/15/28		306	303,444
Valeant Pharmaceuticals International, Inc.:
7.50%, 7/15/21 (b)	USD	33	33,577
6.75%, 8/15/21 (b)		32	32,240
5.63%, 12/01/21 (b)		76	74,290
6.50%, 3/15/22 (b)		84	88,200
7.25%, 7/15/22 (b)		8	8,090
5.50%, 3/01/23 (b)		35	32,025
4.50%, 5/15/23		184	197,478
5.88%, 5/15/23 (b)		382	354,305
7.00%, 3/15/24 (b)		132	141,240
6.13%, 4/15/25 (b)		79	72,285
5.50%, 11/01/25 (b)		141	143,467
9.00%, 12/15/25 (b)		145	151,119

			3,495,191
Professional Services — 0.0%
IHS Markit Ltd.:
4.75%, 2/15/25 (b)		60	63,300
4.00%, 3/01/26 (b)		33	32,959

			96,259
Real Estate Management & Development — 2.1%
ADLER Real Estate AG:
4.75%, 4/08/20	EUR	134	167,562
2.13%, 2/06/24		425	504,400
Aroundtown SA:
1.88%, 1/19/26		300	367,548
3.00%, 10/16/29	GBP	350	474,380
AT Securities BV, (5 yr. Swap Semi 30/360 US + 3.55%), 5.25% (i)(j)	USD	250	253,125
ATF Netherlands BV, (5 yr. Euro Swap + 4.38%), 3.75% (i)(j)	EUR	300	383,171

BLACKROCK FUNDS II	DECEMBER 31, 2017	13

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
CFLD Cayman Investment Ltd., 6.50%, 12/21/20	USD	200	$199,838
China Evergrande Group:
7.50%, 6/28/23		605	614,940
8.75%, 6/28/25		200	207,287
China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/05/23 (f)(g)		600	630,750
CPI Property Group SA, 2.13%, 10/04/24	EUR	175	210,399
Emaar Sukuk Ltd., 3.64%, 9/15/26	USD	300	292,683
Fantasia Holdings Group Co. Ltd., 7.95%, 7/05/22		500	501,251
Fastighets AB Balder, (5 yr. Euro Swap + 2.90%), 3.00%, 3/07/78 (i)	EUR	100	119,685
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (b)	USD	44	45,320
Howard Hughes Corp., 5.38%, 3/15/25 (b)		128	131,200
Huzhou City Investment Development Group Co. Ltd., 4.88%, 12/20/20		305	306,238
Jababeka International BV, 6.50%, 10/05/23		400	412,619
Jiayuan International Group Ltd., 8.25%, 11/14/18		205	205,204
Kaisa Group Holdings Ltd.:
7.25%, 6/30/20		200	195,094
8.50%, 6/30/22		714	691,173
KWG Property Holding Ltd., 5.88%, 11/10/24		200	194,832
Lodha Developers International Ltd., 12.00%, 3/13/20		200	213,152
MAF Global Securities Ltd., 4.75%, 5/07/24		400	420,000
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 6/01/23 (b)		120	118,500
RESIDOMO Sro, 3.38%, 10/15/24	EUR	143	174,917
SELP Finance Sarl, 1.50%, 11/20/25		150	179,252
Singha Estate PCL, 2.00%, 7/20/22 (f)	USD	500	496,875
Times Property Holdings Ltd., 6.60%, 3/02/23		700	693,907
TLG Immobilien AG, 1.38%, 11/27/24	EUR	300	358,540
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27	USD	200	199,108
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		79	87,743
Yangzhou Urban Construction State-owned Asset Holding Group Co. Ltd., 4.38%, 12/19/20		265	266,077

			10,316,770
Road & Rail — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, 6/01/22 (b)		165	167,063
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	100	122,364
Europcar Groupe SA:
5.75%, 6/15/22		110	137,679
4.13%, 11/15/24		212	254,367
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22 (b)	USD	10	10,350
Hertz Corp., 7.63%, 6/01/22 (b)		96	100,560
Nagoya Railroad Co. Ltd., 0.00%, 12/11/24 (f)(g)	JPY	80,000	783,315
Park Aerospace Holdings Ltd.:
3.63%, 3/15/21 (b)	USD	60	57,450
5.25%, 8/15/22 (b)		62	61,613
Transnet SOC Ltd., 4.00%, 7/26/22		400	391,483

			2,086,244
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		29	31,827
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27 (b)		2,055	2,022,214
Entegris, Inc., 4.63%, 2/10/26 (b)		45	45,675
Micron Technology, Inc.:
5.25%, 1/15/24 (b)		11	11,426

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
5.50%, 2/01/25	USD	3	$3,139
Series G, 3.00%, 11/15/43 (f)		87	125,443
Microsemi Corp., 9.13%, 4/15/23 (b)		7	7,875
NXP BV/NXP Funding LLC:
4.13%, 6/01/21 (b)		306	312,120
4.63%, 6/01/23 (b)		200	209,200
On Semiconductor Corp., 1.00%, 12/01/20 (f)		130	165,913
Versum Materials, Inc., 5.50%, 9/30/24 (b)		42	44,940

			2,979,772
Software — 0.7%
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		114	114,713
CDK Global, Inc., 4.88%, 6/01/27 (b)		57	57,713
Crotona Asset Ltd., 4.00%, 4/14/19 (f)		200	241,500
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (b)		70	70,525
Infor U.S., Inc., 6.50%, 5/15/22		651	673,785
Informatica LLC, 7.13%, 7/15/23 (b)		195	199,387
Nuance Communications, Inc.:
6.00%, 7/01/24		2	2,145
5.63%, 12/15/26		105	109,331
Oracle Corp., 4.00%, 11/15/47		1,250	1,331,104
PTC, Inc., 6.00%, 5/15/24		46	48,760
Rackspace Hosting, Inc., 8.63%, 11/15/24 (b)		55	58,713
RP Crown Parent LLC, 7.38%, 10/15/24 (b)		110	115,225
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		250	263,750
Symantec Corp., 5.00%, 4/15/25 (b)		45	46,800
TIBCO Software, Inc., 11.38%, 12/01/21 (b)		217	236,395

			3,569,846
Specialty Retail — 0.2%
3AB Optique Developpement SAS, 4.00%, 10/01/23	EUR	100	120,757
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	86	89,543
Beacon Escrow Corp., 4.88%, 11/01/25 (b)		157	157,589
Group 1 Automotive, Inc., 5.25%, 12/15/23 (b)		11	11,357
L Brands, Inc., 6.88%, 11/01/35		108	109,080
Masaria Investments SAU, 5.00%, 9/15/24	EUR	130	156,760
Maxeda DIY Holding BV, 6.13%, 7/15/22		100	120,678
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)	USD	92	52,918
Penske Automotive Group, Inc.:
3.75%, 8/15/20		55	56,031
5.50%, 5/15/26		46	46,676
PetSmart, Inc., 5.88%, 6/01/25 (b)		35	26,863
Staples, Inc., 8.50%, 9/15/25 (b)		49	45,325

			993,577
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., 7.13%, 6/15/24 (b)		388	424,807
Ingenico Group SA, 1.63%, 9/13/24	EUR	200	240,392
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (b)	USD	56	52,920
Western Digital Corp.:
7.38%, 4/01/23 (b)		303	326,861
10.50%, 4/01/24		35	40,556

			1,085,536
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co, 3.38%, 3/15/27	EUR	100	125,924
PVH Corp., 3.13%, 12/15/27		319	387,697
SMCP Group SAS, 5.88%, 5/01/23		54	69,855

			583,476

14	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Thrifts & Mortgage Finance — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 3/15/22 (b)	USD	7	$7,219
5.25%, 10/01/25 (b)		50	49,750
MGIC Investment Corp., 5.75%, 8/15/23		55	60,156
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		45	45,113

			162,238
Tobacco — 0.1%
BAT Capital Corp., 2.13%, 8/15/25	GBP	250	335,974
Philip Morris International, Inc., 1.88%, 11/06/37	EUR	175	203,572

			539,546
Trading Companies & Distributors — 1.0%
Aircastle Ltd.:
5.13%, 3/15/21	USD	40	42,050
5.50%, 2/15/22		197	211,036
4.13%, 5/01/24		55	55,825
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (b)		128	134,720
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (b)		549	586,057
HD Supply, Inc., 5.75%, 4/15/24 (b)		1,154	1,226,125
Herc Rentals, Inc.:
7.50%, 6/01/22 (b)		91	98,053
7.75%, 6/01/24 (b)		146	160,235
Iwatani Corp., 0.00%, 10/22/20 (f)(g)	JPY	80,000	761,482
Loxam SAS:
3.50%, 5/03/23	EUR	200	249,057
4.25%, 4/15/24		211	269,750
6.00%, 4/15/25		100	130,434
Rexel SA:
3.50%, 6/15/23		200	251,154
2.63%, 6/15/24		125	154,118
United Rentals North America, Inc.:
4.63%, 7/15/23	USD	34	35,152
5.75%, 11/15/24		287	302,067
5.50%, 7/15/25		32	33,920
4.63%, 10/15/25		136	137,020
5.88%, 9/15/26		56	59,920

			4,898,175
Transportation Infrastructure — 0.6%
APRR SA, 1.50%, 1/17/33	EUR	200	234,038
Hapag-Lloyd AG, 5.13%, 7/15/24		115	143,824
Heathrow Finance PLC, 3.88%, 3/01/27	GBP	111	148,757
Inner Mongolia High-Grade High Way Construction And Development Co. Ltd., 4.38%, 12/04/20	USD	200	199,278
Jasa Marga Persero Tbk PT, 7.50%, 12/11/20	IDR	2,000,000	148,563
Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 8/09/22 (f)(g)	USD	600	582,750
Silk Bidco AS, 7.50%, 2/01/22	EUR	200	248,330
Swissport Financing S.à r.l.:
6.75%, 12/15/21		407	507,661
9.75%, 12/15/22		250	311,670
Zhejiang Expressway Co. Ltd., 0.00%, 4/21/22 (f)(g)		600	703,170

			3,228,041
Wireless Telecommunication Services — 0.8%
Matterhorn Telecom SA:
3.88%, 5/01/22		250	304,806
4.00%, 11/15/27		100	116,385

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
SoftBank Group Corp.:
4.00%, 7/30/22	EUR	100	$130,783
4.75%, 9/19/24	USD	300	297,071
4.75%, 7/30/25	EUR	180	237,043
Sprint Capital Corp.:
6.90%, 5/01/19	USD	280	292,950
8.75%, 3/15/32		416	472,160
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		228	239,993
7.00%, 3/01/20 (b)		106	113,420
Sprint Corp.:
7.88%, 9/15/23		165	175,725
7.13%, 6/15/24		656	667,480
7.63%, 2/15/25		169	177,027
Telefonica Europe BV, (5 yr. Euro Swap + 3.86%), 3.75% (i)(j)	EUR	100	126,289
T-Mobile USA, Inc.:
4.00%, 4/15/22	USD	55	56,409
6.00%, 3/01/23		235	246,045
6.63%, 4/01/23		99	103,207
6.00%, 4/15/24		50	53,000
5.13%, 4/15/25		90	93,487
5.38%, 4/15/27		33	35,186

			3,938,466
Total Corporate Bonds — 48.3%			242,838,209

Floating Rate Loan Interests		Par (000)	Value
Aerospace & Defense — 0.3%
DAE Aviation Holdings, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.75%, 1.00% Floor), 5.32%, 7/07/22 (l)	USD	70	70,287
Engility Corp. (FKA TASC, Inc.):
Term B1 Loan, (1 mo. LIBOR US + 2.75%), 4.32%, 8/12/20 (l)		260	261,263
Term B2 Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 8/14/23 (l)		47	47,886
Sequa Mezzanine Holdings LLC:
Initial Term Loan (First Lien), 11/28/21 (m)		40	40,124
Initial Term Loan (First Lien), (3 mo. LIBOR US + 5.00%, 1.00% Floor), 6.55%, 11/28/21 (l)		194	195,118
Transdigm, Inc.:
New Tranche E Term Loan, (1 mo. LIBOR US + 2.75%), 4.32%, 5/14/22 (l)		98	98,212
New Tranche F Term Loan, (1 mo. LIBOR US + 2.75%,), 4.32%, 6/09/23 (l)		577	577,368
New Tranche F Term Loan, (3 mo. LIBOR US + 2.75%,), 4.44%, 6/09/23 (l)		301	301,206

			1,591,464
Air Freight & Logistics — 0.1%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 5.27%, 3/19/21 (d)(l)		130	124,102
Ceva Intercompany BV, Dutch BV Term Loan, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.88%, 3/19/21 (l)		131	123,804
Ceva Logistics Canada, ULC (FKA TNT Canada ULC), Canadian Term Loan, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.88%, 3/19/21 (l)		26	24,853

BLACKROCK FUNDS II	DECEMBER 31, 2017	15

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests		Par (000)	Value
Air Freight & Logistics (continued)
Ceva Logistics U.S. Holdings Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.88%, 3/19/21 (l)	USD	176	$166,157

			438,916
Airlines — 0.0%
American Airlines, Inc., 2017 Class B Term Loan, (1 mo. LIBOR US + 2.00%), 3.48%, 12/14/23 (l)		177	176,820
Northwest Airlines, Inc.:
Loan B757-200, (6 mo. LIBOR US + 1.23%), 2.68%, 9/10/18 (d)(l)		6	5,618
Loan B757-200, (6 mo. LIBOR US + 1.23%), 2.68%, 9/10/18 (d)(l)		6	5,618
Loan B757-300, (6 mo. LIBOR US + 1.23%), 2.68%, 9/10/18 (d)(l)		6	5,591

			193,647
Auto Components — 0.0%
Dayco Products LLC (Mark IV Industries, Inc.), Term Loan, (3 mo. LIBOR US + 5.00%), 6.48%, 5/19/23 (d)(l)		144	145,357
Biotechnology — 0.2%
Grifols Worldwide Operations Ltd., Tranche B Term Loan, (1 week LIBOR US + 2.25%,), 3.74%, 1/31/25 (l)		876	877,039
Building Products — 0.2%
CPG International LLC (FKA CPG International, Inc.), New Term Loan, (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.59%, 5/05/24 (l)		294	294,084
Jeld-Wen, Inc., Term Loan, 12/31/24 (m)		230	230,623
Ply Gem Industries, Inc., Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.69%, 2/01/21 (l)		230	231,397
Wilsonart LLC:
Tranche D Term Loan, 12/19/23 (m)		100	100,273
Tranche D Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.95%, 12/19/23 (l)		211	211,673

			1,068,050
Capital Markets — 0.4%
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science):
New Term Loan, 10/03/23 (m)		150	150,427
New Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 10/03/23 (l)		607	610,477
Capital Automotive LP, Initial Tranche B-2 Term Loan (First Lien), (1 mo. LIBOR US + 2.50%, 1.00% Floor), 4.07%, 3/25/24 (l)		133	133,779
Clipper Acquisitions Corp. (AKA TCW Group, Inc.), Term Loan B, 12/27/24 (m)		95	95,079
Duff & Phelps Investment Management Co., Term Loan B, 12/04/24 (m)		75	75,094
FinCo I LLC (AKA Fortress Investment Group), Initial Term Loan, (1 mo. LIBOR US + 2.75%), 4.32%, 12/27/22 (l)		185	186,896
Greenhill & Co., Inc.:
Term Loan, (2 mo. LIBOR US + 3.75%, 1.00% Floor), 5.25%, 10/12/22 (l)		76	75,789
Term Loan, (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.11%, 10/12/22 (l)		98	98,245

Floating Rate Loan Interests		Par (000)	Value
Capital Markets (continued)
Term Loan, (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.31%, 10/12/22 (l)	USD	22	$22,456
IPS Acquisition LLC (AKA Cypress Performance Group), Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 11/07/24 (l)		160	160,501
Moxie Patriot LLC, Construction B-1 Advances, (3 mo. LIBOR US + 5.75%, 1.00% Floor), 7.08%, 12/19/20 (l)		89	86,626
Tecostar Holdings, Inc.:
2017 Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.88%, 5/01/24 (l)		209	210,438
2017 Term Loan (First Lien), (3 mo. PRIME RATE + 2.50%, 1.00% Floor), 7.00%, 5/01/24 (l)		1	529

			1,906,336
Chemicals — 0.5%
Ascend Performance Materials Operations LLC, Term B Loan, (3 mo. LIBOR US + 5.25%, 1.00% Floor), 6.94%, 8/12/22 (d)(l)		336	337,792
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-2 Dollar Loan, (3 mo. LIBOR US + 2.00%), 3.69%, 6/01/24 (l)		279	280,185
Charter NEX U.S., Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 5/16/24 (l)		204	204,230
Chemours Co., Tranche B-1 U.S. Term Loan, (1 mo. LIBOR US + 2.50%), 4.07%, 5/12/22 (l)		332	334,812
H.B. Fuller Co., Commitment, (1 mo. LIBOR US + 2.25%), 3.75%, 10/20/24 (l)		324	325,043
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B-7 Term Loan, (1 mo. LIBOR US + 2.50%, 1.00% Floor), 4.07%, 6/07/20 (l)		224	225,380
Tranche B-6 Term Loan, (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.57%, 6/07/23 (l)		322	323,495
PQ Corp., Second Amendment Tranche B-1 Term Loan, (3 mo. LIBOR US + 3.25%), 4.63%, 11/04/22 (l)		217	218,293
Road Infrastructure Investment Holdings, Inc., Term Loan (First Lien), (1 mo. LIBOR US + 3.50%, 1.00% Floor), 5.05%, 6/13/23 (l)		79	79,322

			2,328,552
Commercial Services & Supplies — 1.0%
Advanced Disposal Services, Inc. (FKA ADS Waste Holdings, Inc.), Additional Term Loan, (1 week LIBOR US + 2.25%, 0.75% Floor), 3.74%, 11/10/23 (l)		339	339,565
Allied Universal Holdco LLC (FKA USAGM Holdco LLC):
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.44%, 7/28/22 (l)		86	85,639
Initial Loan (Second Lien), (3 mo. LIBOR US + 8.50%, 1.00% Floor), 9.88%, 7/28/23 (l)		125	124,271
Clean Harbors, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.00%), 3.57%, 6/30/24 (l)		90	89,998

16	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests		Par (000)		Value
Commercial Services & Supplies (continued)
CSC SW Holdco, Inc. (FKA CSC Serviceworks, Inc.) (AKA Spin Holdco), Term B-1 Loan (First Lien), (2 mo. LIBOR US + 3.75%, 1.00% Floor), 5.15%, 11/14/22 (l)	USD	188		$188,868
Dealer Tire LLC:
Refinancing Term Loan, 12/22/21 (d)(m)		35		35,393
Refinancing Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 5.00%, 12/22/21 (d)(l)		64		64,832
Refinancing Term Loan, (3 mo. LIBOR US + 3.25%, 1.00% Floor), 5.00%, 12/22/21 (d)(l)		50		50,378
Getty Images, Inc., Initial Term Loan, (3 mo. LIBOR US + 3.50%, 1.25% Floor), 5.19%, 10/18/19 (l)		79		72,235
GW Honos Security Corp. (Garda World Security Corp.):
Term B Loan, (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.97%, 5/24/24 (l)		132		132,291
Term B Loan, (3 mo. PRIME RATE + 2.50%, 1.00% Floor), 7.00%, 5/24/24 (l)		—	(n)	333
Harland Clarke Holdings Corp. (FKA Clarke American Corp.), Initial Term Loan, (3 mo. LIBOR US + 4.75%, 1.00% Floor), 6.44%, 11/03/23 (l)		135		135,853
iQor U.S., Inc., Term B Loan (First Lien), (3 mo. LIBOR US + 5.00%, 1.00% Floor), 6.34%, 4/01/21 (l)		192		190,116
KAR Auction Services, Inc.:
Tranche B-4 Term Loan, (3 mo. LIBOR US + 2.25%), 4.00%, 3/11/21 (l)		76		75,866
Tranche B-5 Term Loan, (3 mo. LIBOR US + 2.50%), 4.25%, 3/09/23 (l)		153		153,316
Livingston International, Inc., Initial Term B-1 Loan (First Lien), (3 mo. LIBOR US + 4.25%, 1.25% Floor), 5.94%, 4/18/19 (l)		46		43,966
Oxea Holding Vier GmbH, Tranche B-2 Term Loan, (3 mo. LIBOR US + 3.50%), 4.88%, 10/14/24 (l)		490		489,848
Prime Security Services Borrower LLC (AKA Protection 1 Security Solutions):
2016-2 Refinancing Term B-1 Loan (First Lien), 5/02/22 (m)		100		100,415
2016-2 Refinancing Term B-1 Loan (First Lien), (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.32%, 5/02/22 (l)		543		546,989
Tempo Acquisition LLC:
Initial Term Loan, 5/01/24 (m)		100		99,583
Initial Term Loan, (1 mo. LIBOR US + 3.00%, 2.00% Floor), 4.57%, 5/01/24 (l)		532		530,205
Trugreen Limited Partnership, Initial Incremental Term Loan (First Lien), (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.54%, 4/13/23 (l)		30		30,318
U.S. Security Associates Holdings, Inc., Initial Term Loan, (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.69%, 7/14/23 (l)		287		290,250
West Corp., Term B Loan (1 mo. LIBOR US + 4.00%, 1.00% Floor), 5.35%, 10/10/24 (l)		480		480,642
Wrangler Buyer Corp. (AKA Waste Industries USA, Inc.), Initial Term Loan, (1 mo. LIBOR US + 3.00%), 4.57%, 9/27/24 (l)		575		578,510

				4,929,680
Communications Equipment — 0.1%
Commscope, Inc.:
Tranche 5 Term Loan (2015), (1 mo. LIBOR US + 2.00%,), 3.57%, 12/29/22 (l)		3		2,532
Tranche 5 Term Loan (2015), (3 mo. LIBOR US + 2.00%,), 3.38%, 12/29/22 (l)		146		147,040

Floating Rate Loan Interests		Par (000)	Value
Communications Equipment (continued)
Riverbed Technology, Inc., First Amendment Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 4/24/22 (l)	USD	135	$132,329

			281,901
Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.):
Initial Term Loan, (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.61%, 6/21/24 (l)		835	837,586
Initial Term Loan, (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.63%, 6/21/24 (l)		159	159,650
CNT Holdings III Corp., Refinancing Term Loan, (2 mo. LIBOR US + 3.25%, 1.00% Floor), 4.88%, 1/22/23 (l)		172	166,260
Pike Corp., Initial Term Loan (2017), (1 mo. LIBOR US + 3.50%, 1.00% Floor), 5.07%, 9/20/24 (l)		100	100,827

			1,264,323
Construction Materials — 0.0%
CeramTec Service GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.23%, 8/30/20 (l)		43	43,346
Initial Dollar Term B-1 Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.23%, 8/30/20 (l)		142	141,551
Initial Dollar Term B-2 Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.23%, 8/30/20 (l)		18	18,173

			203,070
Containers & Packaging — 0.5%
Berlin Packaging LLC:
2017 Replacement Term Loans (First Lien), (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.62%, 10/01/21 (l)		65	65,334
2017 Replacement Term Loans (First Lien), (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 10/01/21 (l)		21	21,212
2017 Replacement Term Loans (First Lien), (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.95%, 10/01/21 (l)		51	51,404
Berry Global, Inc. (FKA Berry Plastics Corp.):
Term N Loan, (1 mo. LIBOR US + 2.25%), 3.68%, 1/19/24 (l)		194	195,227
Term M Loan, (1 mo. LIBOR US + 2.25%,), 3.68%, 10/01/22 (l)		222	222,822
Term M Loan, (1 mo. LIBOR US + 2.25%,), 3.82%, 10/01/22 (l)		344	345,595
BWay Holding Co., Initial Term Loan, (3 mo. LIBOR US + 3.25%), 4.60%, 4/03/24 (l)		271	271,606
Flex Acquisition Co., Inc. (AKA Novolex), Initial Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.34%, 12/29/23 (l)		129	129,917
Plastipak Holdings, Inc., Tranche B Term Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.45%, 10/14/24 (l)		125	125,342
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan (1 mo. LIBOR US + 2.75%), 4.32%, 2/05/23 (l)		765	768,479
Signode Industrial Group Lux SA (Signode Industrial Group U.S., Inc.):
Initial Term B Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.32%, 5/01/21 (l)		71	71,133

BLACKROCK FUNDS II	DECEMBER 31, 2017	17

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests		Par (000)	Value
Containers & Packaging (continued)
Initial Term B Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.44%, 5/01/21 (l)	USD	66	$65,863

			2,333,934
Distributors — 0.1%
American Tire Distributors, Inc., Initial Term Loan, (1 mo. LIBOR US + 4.25%, 1.00% Floor), 5.82%, 9/01/21 (l)		340	342,502
Diversified Consumer Services — 0.5%
Ascend Learning LLC, Initial Term Loan, (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.57%, 7/12/24 (l)		165	165,410
Belron Finance U.S. LLC, Initial Term B Loan, (3 mo. LIBOR US + 2.50%), 3.89%, 11/07/24 (l)		346	349,245
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, (1 mo. LIBOR US + 2.00%, 0.75% Floor), 3.57%, 11/07/23 (l)		333	334,251
Capri Acquisitions BidCo Ltd., Initial Dollar Term Loan, (3 mo. LIBOR US + 3.25%), 4.63%, 11/01/24 (l)		347	346,566
CH Hold Corp. (AKA Caliber Collision):
Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.57%, 2/01/24 (l)		217	218,073
Initial Term Loan (Second Lien), (1 mo. LIBOR US + 7.25%, 1.00% Floor), 8.82%, 2/03/25 (d)(l)		60	61,050
Houghton Mifflin Harcourt Co., Term Loan, (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.57%, 5/28/21 (l)		113	104,848
Servicemaster Co. LLC:
Tranche C Term Loan, 11/08/23 (m)		100	100,047
Tranche C Term Loan, (1 mo. LIBOR US + 2.50%,), 4.07%, 11/08/23 (l)		396	397,188
Weight Watchers International, Inc., Initial Term Loan, 11/29/24 (m)		239	239,663

			2,316,341
Diversified Financial Services — 0.9%
AlixPartners LLP, 2017 Refinancing Term Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.44%, 4/04/24 (l)		711	714,333
Altice Financing SA:
October 2017 USD Term Loan, 1/31/26 (m)		90	87,798
March 2017 Refinancing Term Loan, (3 mo. LIBOR US + 2.75%,), 4.11%, 7/15/25 (l)		54	53,253
October 2017 USD Term Loan, (3 mo. LIBOR US + 2.75%,), 4.11%, 1/31/26 (l)		243	237,654
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan, (1 mo. LIBOR US + 2.25%), 3.82%, 7/28/25 (l)		1,062	1,056,872
Inmar, Inc., Initial Term Loan (First Lien), 5/01/24 (m)		130	130,203
nThrive, Inc. (FKA Precyse Acquisition Corp.), Additional Term B-2 Loan, (1 mo. LIBOR US + 4.50%, 1.00% Floor), 6.07%, 10/20/22 (l)		321	321,429
Petco Animal Supplies, Inc., Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.38%, 1/26/23 (l)		135	101,255
SolarWinds Holdings, Inc., 2017 Refinancing Term Loan, (1 mo. LIBOR US + 3.50%, 1.00% Floor), 5.07%, 2/03/23 (l)		348	349,501

Floating Rate Loan Interests		Par (000)	Value
Diversified Financial Services (continued)
Telenet Financing USD LLC, Term Loan AL Facility, 3/01/26 (m)	USD	745	$746,937
TKC Holdings, Inc.:
Initial Term Loan (First Lien), 2/01/23 (m)		3	3,012
Initial Term Loan (Second Lien), 2/01/24 (m)		46	46,115
Initial Term Loan (First Lien), (2 mo. LIBOR US + 4.25%, 1.00% Floor), 5.67%, 2/01/23 (l)		332	334,676
Initial Term Loan (Second Lien), (2 mo. LIBOR US + 8.00%, 1.00% Floor), 9.42%, 2/01/24 (l)		183	183,458
Veritas U.S., Inc., New Dollar Term B Loan, (3 mo. LIBOR US + 4.50%, 1.00% Floor), 6.19%, 1/27/23 (l)		353	353,212

			4,719,708
Diversified Telecommunication Services — 1.7%
CenturyLink, Inc.:
Initial Term A Loan, 6/20/22 (m)		493	488,714
Initial Term A Loan, (1 mo. LIBOR US + 2.75%,), 4.32%, 6/20/22 (l)		57	56,303
Initial Term B Loan, (1 mo. LIBOR US + 2.75%,), 4.32%, 1/31/25 (l)		1,908	1,838,243
Colorado Buyer, Inc. (AKA Cyxtera Technologies), Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.38%, 5/01/24 (l)		289	290,175
Consolidated Communications, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.57%, 10/05/23 (l)		60	59,384
Frontier Communications Corp., Term B-1 Loan, (1 mo. LIBOR US + 3.75%, 0.75% Floor), 5.32%, 6/15/24 (l)		293	280,097
Hargray Communications Group, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.57%, 5/16/24 (l)		192	192,323
Intelsat Jackson Holdings SA:
Term Loan B4, 1/15/24 (m)		265	267,720
Tranche B-2 Term Loan, 6/30/19 (m)		90	89,492
Tranche B-2 Term Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.21%, 6/30/19 (l)		911	907,577
Level 3 Financing, Inc., Tranche B 2024 Term Loan, (3 mo. LIBOR US + 2.25%), 3.70%, 2/22/24 (l)		1,175	1,175,000
MTN Infrastructure TopCo, Inc.:
Delayed Draw Term Loan, 11/15/24 (m)		135	134,591
Initial Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 11/15/24 (l)		138	138,128
New LightSquared LLC, Loan, (3 mo. LIBOR US + 8.75%, 1.00% Floor), 10.27%, 6/15/20 (l)		992	918,520
Telesat Canada, Term B-4 Loan, (3 mo. LIBOR US + 3.00%, 0.75% Floor), 4.70%, 11/17/23 (l)		127	127,376
Virgin Media Bristol LLC, K Facility, (1 mo. LIBOR US + 2.50%), 3.98%, 1/15/26 (l)		812	811,497
Zayo Group LLC (Zayo Capital, Inc.):
2017 Incremental Refinancing B-1 Term Loan, 1/19/21 (m)		47	46,678
2017 Incremental Refinancing B-1 Term Loan, (1 mo. LIBOR US + 2.00%,), 3.55%, 1/19/21 (l)		398	399,153
Ziggo Secured Finance Partnership, Term Loan E Facility, (1 mo. LIBOR US + 2.50%,), 3.98%, 4/15/25ı (l)		195	193,294

			8,414,265

18	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests		Par (000)	Value
Electric Utilities — 0.5%
Energy Future Intermediate Holding Co. LLC:
Term Loan (DIP), (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.50%, 6/30/18 (l)	USD	62	$62,240
Term Loan (DIP), (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.57%, 6/30/18 (l)		1,677	1,680,481
Nautilus Power LLC, Term Loan, (1 mo. LIBOR US + 4.25%, 1.00% Floor), 5.82%, 5/16/24 (l)		382	386,457
Vistra Operations Co. LLC (FKA Tex Operations Co. LLC):
Initial Term C Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.83%, 8/04/23 (l)		82	82,249
Initial Term Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.83%, 8/04/23 (l)		94	94,308
Initial Term Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 4.07%, 8/04/23 (l)		364	365,556

			2,671,291
Electrical Equipment — 0.2%
Compass Power Generation LLC, Term Loan, 12/20/24 (m)		175	176,020
Generac Power Systems, Inc., Term Loan B, 5/31/23 (m)		113	113,198
Vertiv Group Corp. (FKA Cortes NP Acquisition Corp.):
Term B Loan, 11/30/23 (m)		55	54,908
Term B Loan, (1 mo. LIBOR US + 4.00%, 1.00% Floor), 5.35%, 11/30/23 (l)		579	578,197

			922,323
Electronic Equipment, Instruments & Components — 0.2%
Dell International LLC (EMC Corp.), Refinancing Term B Loan, (1 mo. LIBOR US + 2.00%, 0.75% Floor), 3.57%, 9/07/23 (l)		694	693,801
EXC Holdings III Corp. (AKA Excelitas Technologies Corp.), Initial USD Term Loan (First Lien), (6 mo. LIBOR US + 3.50%, 1.00% Floor), 5.16%, 12/02/24 (l)		150	150,984

			844,785
Energy Equipment & Services — 0.1%
Ocean Rig UDW, Inc., Loan, 8.00%, 9/20/24		86	86,398
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.69%, 2/21/21 (l)		115	92,816
Weatherford International Ltd., Loan, (1 mo. LIBOR US + 2.30%), 3.87%, 7/13/20 (l)		269	263,041

			442,255
Equity Real Estate Investment Trusts (REITs) — 0.3%
ESH Hospitality, Inc., Repriced Term Loan, (1 mo. LIBOR US + 2.25%), 3.82%, 8/30/23 (l)		153	153,388
GEO Group, Inc., Term Loan (3 mo. LIBOR US + 2.25%, 0.75% Floor), 3.95%, 3/22/24 (l)		347	347,521
MGM Growth Properties Operating Partnership LP, Term B Loan, (1 mo. LIBOR US + 2.25%), 3.82%, 4/25/23 (l)		880	882,665
RHP Hotel Properties LP, Tranche B Term Loan, (3 mo. LIBOR US + 2.25%), 3.67%, 5/11/24 (d)(l)		189	190,184

			1,573,758
Food & Staples Retailing — 0.3%
Albertson’s LLC, 2017-1 Term B-4 Loan, (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.32%, 8/25/21 (l)		278	272,623

Floating Rate Loan Interests		Par (000)		Value
Food & Staples Retailing (continued)
BJ’s Wholesale Club, Inc., Tranche B Term Loan (First Lien), (2 mo. LIBOR US + 3.50%, 1.00% Floor), 4.95%, 2/03/24 (l)	USD	303		$298,102
Rite Aid Corp.:
Tranche 2 Term Loan (Second Lien), (1 week LIBOR US + 3.88%, 1.00% Floor), 5.37%, 6/21/21 (l)		345		345,431
Tranche 1 Term Loan (Second Lien), (1 week LIBOR US + 4.75%, 1.00% Floor), 6.24%, 8/21/20 (l)		115		115,336
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Initial Term Loan, (1 mo. LIBOR US + 2.50%), 4.07%, 6/27/23 (l)		262		263,435

				1,294,927
Food Products — 0.6%
Chobani LLC (Chobani Idaho LLC), New Term Loan (First Lien), (1 mo. LIBOR US + 3.50%, 1.00% Floor), 5.07%, 10/10/23 (l)		376		379,071
Dole Food Co., Inc.:
Tranche B Term Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.13%, 4/06/24 (l)		57		56,945
Tranche B Term Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.26%, 4/06/24 (l)		57		56,945
Tranche B Term Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.30%, 4/06/24 (l)		57		56,945
Tranche B Term Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.44%, 4/06/24 (l)		7		7,213
Tranche B Term Loan, (3 mo. PRIME RATE + 1.75%, 1.00% Floor), 6.25%, 4/06/24 (l)		—	(n)	24
Hostess Brands LLC, November 2017 Refinancing Term B Loan, (1 mo. LIBOR US + 2.25%, 0.75% Floor), 3.82%, 8/03/22 (l)		462		461,658
JBS USA Lux SA (FKA JBS USA LLC):
Initial Term Loan, 10/30/22 (m)		100		97,928
Initial Term Loan, (3 mo. LIBOR US + 2.50%, 0.75% Floor), 4.10%, 10/30/22 (l)		537		527,169
Nomad Foods Ltd.:
Term Loan B USD, 5/15/24 (m)		16		16,434
Term Loan B4, 5/15/24 (d)(m)		14		14,212
Term Loan B USD, (1 mo. LIBOR US + 2.25%,), 3.73%, 5/15/24 (l)		185		184,769
Pinnacle Foods Finance LLC, Initial Term Loan, (1 mo. LIBOR US + 2.00%), 3.37%, 2/02/24 (l)		420		422,846
Post Holdings, Inc., Series A Incremental Term Loan, 5/24/24 (m)		254		254,371
Reddy Ice Corp.:
Term B Loan (First Lien), (3 mo. LIBOR US + 5.50%, 1.25% Floor), 6.88%, 5/01/19 (l)		113		111,423
Term B Loan (Second Lien), (3 mo. LIBOR US + 9.50%, 1.25% Floor), 10.85%, 11/01/19 (l)		200		186,334
Term B Loan (First Lien), (3 mo. PRIME RATE + 4.50%, 1.25% Floor), 9.00%, 5/01/19 (l)		—	(n)	19
USIC Holdings, Inc., New Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 1.00% Floor), 5.00%, 12/08/23 (l)		202		202,654

				3,036,960

BLACKROCK FUNDS II	DECEMBER 31, 2017	19

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests		Par (000)	Value
Health Care Equipment & Supplies — 0.6%
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Incremental Facility B7, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.69%, 1/17/22 (l)	USD	407	$409,325
CryoLife, Inc., Initial Term Loan, (1 mo. LIBOR US + 4.00%, 1.00% Floor), 5.36%, 12/02/24 (d)(l)		290	291,450
DJO Finance LLC:
Initial Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.58%, 6/08/20 (l)		442	435,131
Initial Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 6/08/20 (l)		432	425,171
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-3 Loan, (1 mo. LIBOR US + 5.00%, 1.00% Floor), 6.57%, 6/15/21 (l)		509	516,772
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l.:
Initial Term Loan, 6/30/21 (m)		191	191,729
Initial Term Loan, (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.44%, 6/30/21 (l)		595	595,561

			2,865,139
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.:
Tranche A Term Loan, 11/30/21 (m)		115	115,575
Tranche B-2 Term Loan, (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.14%, 2/16/23 (l)		402	404,097
Air Medical Group Holdings, Inc., Incremental Term Loan B, 9/26/24 (m)		204	204,384
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.):
New Term Loan (2017) (First Lien), 6/07/23 (m)		90	90,647
New Term Loan (2017) (First Lien), (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.48%, 6/07/23 (l)		304	306,284
CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.23%, 12/31/19 (l)		95	92,056
Curo Health Services Holdings, Inc., Term B Loan (First Lien), (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.41%, 2/07/22 (l)		172	171,836
DaVita, Inc. (FKA DaVita HealthCare Partners, Inc.), Tranche B Term Loan, (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.32%, 6/24/21 (l)		164	165,564
Diplomat Pharmacy, Inc., Term Loan B, 12/13/24 (d)(m)		133	133,665
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.75% Floor), 4.57%, 12/01/23 (l)		822	823,819
MPH Acquisition Holdings LLC:
Initial Term Loan, 6/07/23 (m)		145	145,448
Initial Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.69%, 6/07/23 (l)		339	339,545
National Mentor Holdings, Inc.:
Tranche B Term Loan, (3 mo. LIBOR US + 3.00%, 0.75% Floor), 4.69%, 1/31/21 (l)		15	15,455
Tranche B Term Loan, (3 mo. LIBOR US + 3.00%, 0.75% Floor), 4.69%, 1/31/21 (l)		129	130,336

Floating Rate Loan Interests		Par (000)	Value
Health Care Providers & Services (continued)
NVA Holdings, Inc., Term B-2 Loan (First Lien), (3 mo. LIBOR US + 3.50%, 1.00% Floor), 5.19%, 8/14/21 (l)	USD	226	$227,430
Press Ganey Holdings, Inc., Initial Loan (Second Lien), (1 mo. LIBOR US + 6.50%, 1.00% Floor), 8.07%, 10/21/24 (l)		91	91,807
Team Health Holdings, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.32%, 2/06/24 (l)		166	161,878
Vizient, Inc., Term B-3 Loan, (1 mo. LIBOR US + 3.50%, 1.00% Floor), 5.07%, 2/13/23 (l)		471	472,641

			4,092,467
Health Care Technology — 0.2%
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Closing Date Term Loan (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.32%, 3/01/24 (l)		514	514,952
Geronimo Intermediate Parent, Inc. (Stratose Intermediate Holdings II, Inc.), Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 6/22/23 (d)(l)		95	94,761
Press Ganey Holdings, Inc., Replacement Term Loan (First Lien), (1 mo. LIBOR US + 3.00%), 4.57%, 10/23/23 (l)		198	199,115

			808,828
Hotels, Restaurants & Leisure — 1.3%
1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons):
Term B-3 Loan, (1 mo. LIBOR US + 2.25%, 1.00% Floor), 3.82%, 2/16/24 (l)		877	876,364
Term B-3 Loan, (3 mo. LIBOR US + 2.25%, 1.00% Floor), 3.94%, 2/16/24 (l)		564	563,401
Amaya Holdings BV:
Initial Term B-3 Loan (First Lien), (3 mo. LIBOR US + 3.50%, 1.00% Floor), 5.19%, 8/01/21 (l)		377	378,444
Initial Term B Loan (Second Lien), (3 mo. LIBOR US + 7.00%, 1.00% Floor), 8.69%, 8/01/22 (l)		134	134,523
Aramark Intermediate HoldCo Corp., U.S. Term B-1 Loan, 3/11/25 (m)		290	291,325
Aristocrat Leisure Ltd., New 2017 Term Loan, 10/19/24 (m)		205	205,256
Boyd Gaming Corp., Refinancing Term B Loan, (1 week LIBOR US + 2.50%), 3.98%, 9/15/23 (l)		436	437,962
Caesars Resort Collection LLC:
Term B Loan, 12/23/24 (m)		348	349,316
Term B Loan, (3 mo. LIBOR US + 2.75%,), 4.34%, 12/23/24 (l)		376	377,478
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, (1 mo. LIBOR US + 2.75%, 0.75% Floor), 3.99%, 8/06/21 (l)		327	327,681
CEC Entertainment, Inc., Term B Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 2/12/21 (l)		231	215,963
Cyan Blue Holdco 2 Ltd., 2017 B-2 Term Loan, (3 mo. LIBOR US + 3.50%), 5.19%, 8/23/24 (l)		194	194,995
Four Seasons Holdings, Inc., Term Loan (First Lien) 2013, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 4.07%, 11/30/23 (l)		54	54,731
Gateway Casinos & Entertainment Ltd., Initial Tranche B-1 Term Loan, (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.44%, 2/22/23 (l)		75	75,208

20	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC, Series B-2 Term Loan, (1 mo. LIBOR US + 2.00%), 3.55%, 10/25/23 (l)	USD	260	$261,391
KFC Holding Co. (AKA Yum! Brands), Term B Loan, (1 mo. LIBOR US + 2.00%), 3.49%, 6/16/23 (l)		420	421,890
Kingpin Intermediate Holdings LLC, Initial Term Loan (First Lien), (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.73%, 7/03/24 (d)(l)		204	206,015
La Quinta Intermediate Holdings LLC, Initial Term Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.11%, 4/14/21 (l)		105	105,262
Lakeland Tours LLC:
Delayed Draw Term Loan, 12/06/24 (m)		12	12,280
Term Loan B, 12/06/24 (m)		144	144,977
Playa Resorts Holding BV, Initial Term Loan, (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.62%, 4/29/24 (l)		165	165,238
Scientific Games International, Inc.:
Initial Term B-4 Loan, (1 mo. LIBOR US + 3.25%,), 4.82%, 8/14/24 (l)		118	118,539
Initial Term B-4 Loan, (2 mo. LIBOR US + 3.25%,), 4.67%, 8/14/24 (l)		433	435,980

			6,354,219
Household Durables — 0.1%
Serta Simmons Bedding LLC:
Initial Term Loan (Second Lien), (1 mo. LIBOR US + 8.00%, 1.00% Floor), 9.41%, 11/08/24 (l)		294	249,741
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.84%, 11/08/23 (l)		429	391,653
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.90%, 11/08/23 (l)		119	108,591

			749,985
Household Products — 0.1%
Diamond (BC) BV, Initial USD Term Loan, (2 mo. LIBOR US + 3.00%), 4.42%, 9/06/24 (l)		388	388,233
Spectrum Brands, Inc.:
2017 Refinanced USD Term Loan, (2 mo. LIBOR US + 2.00%,), 3.42%, 6/23/22 (l)		117	117,686
2017 Refinanced USD Term Loan, (2 mo. LIBOR US + 2.00%,), 3.62%, 6/23/22 (l)		136	137,128
2017 Refinanced USD Term Loan, (3 mo. LIBOR US + 2.00%,), 3.40%, 6/23/22 (l)		110	110,321

			753,368
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp., Initial Term Loan, (3 mo. LIBOR US + 2.00%, 0.75% Floor), 3.45%, 5/24/22 (l)		288	288,780
Calpine Construction Finance Co. LP, Term B Loan, 1/15/25 (m)		108	107,865
Calpine Corp.:
Term Loan, (3 mo. LIBOR US + 2.50%,), 4.20%, 1/15/24 (l)		148	147,746
Term Loan (2015), (3 mo. LIBOR US + 2.75%), 4.09%, 1/15/23 (l)		348	347,215
Dynegy, Inc.:
Tranche C-2 Term Loan, 2/07/24 (m)		100	100,417
Tranche C-2 Term Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.25%, 2/07/24 (l)		431	432,894

Floating Rate Loan Interests		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Exgen Renewables IV LLC, Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.47%, 11/28/24 (d)(l)	USD	105	$106,050
Exgen Texas Power LLC, Term Loan, (3 mo. LIBOR US + 4.75%, 1.00% Floor), 6.08%, 9/18/21 (l)		280	176,123
Granite Acquisition, Inc.:
Term C Loan (First Lien), 12/17/21 (m)		45	45,422
Term B Loan (First Lien), (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.84%, 12/17/21 (l)		387	390,366
Term C Loan (First Lien), (3 mo. LIBOR US + 3.50%, 1.00% Floor), 5.19%, 12/17/21 (l)		17	17,647
Terra-Gen Finance Co. LLC, Term Loan, (1 mo. LIBOR US + 4.25%, 1.00% Floor), 5.82%, 12/09/21 (d)(l)		219	197,337

			2,357,862
Insurance — 0.8%
Alliant Holdings Intermediate LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.80%, 8/12/22 (l)		342	343,672
AmWINS Group, Inc.:
Term Loan (First Lien), (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.18%, 1/25/24 (l)		89	88,818
Term Loan (First Lien), (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.32%, 1/25/24 (l)		218	218,935
AssuredPartners, Inc., 2017 September Refinancing Term Loan, (1 mo. LIBOR US + 3.50%), 5.07%, 10/22/24 (l)		194	195,572
Asurion LLC (FKA Asurion Corp.):
Amendment No. 14 Replacement B-4 Term Loan, (1 mo. LIBOR US + 2.75%), 4.32%, 8/04/22 (l)		397	399,132
Replacement B-5 Term Loan, (1 mo. LIBOR US + 3.00%), 4.57%, 11/03/23 (l)		479	481,295
Second Lien Replacement B-2 Term Loan, (1 mo. LIBOR US + 6.00%), 7.57%, 8/04/25 (l)		130	133,453
Hub International Ltd., Initial Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.41%, 10/02/20 (l)		299	299,896
Sedgwick Claims Management Services, Inc.:
Initial Term Loan (First Lien), 3/01/21 (m)		185	184,826
Initial Loan (Second Lien), (1 mo. LIBOR US + 5.75%, 1.00% Floor), 7.32%, 2/28/22 (l)		410	411,537
2016 New Term Loan, (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.94%, 3/01/21 (l)		196	195,759
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 3/03/23 (l)		654	658,104
USI, Inc. (FKA Compass Investors, Inc.), 2017 New Term Loan, (3 mo. LIBOR US + 3.00%), 4.69%, 5/16/24 (l)		249	248,856
Wink Holdco, Inc. (AKA Davis Vision – Superior Vision):
Initial Term Loan (First Lien), 12/02/24 (m)		159	159,696
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.49%, 12/02/24 (l)		115	115,504

			4,135,055

BLACKROCK FUNDS II	DECEMBER 31, 2017	21

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests		Par (000)	Value
Internet Software & Services — 0.5%
Canyon Valor Cos., Inc. (FKA GTCR Valor Cos., Inc.), Initial Dollar Term Loan (First Lien), (3 mo. LIBOR US + 4.25%), 5.94%, 6/16/23 (l)	USD	110	$110,868
Cotiviti Corp. (Cotiviti Domestic Holdings, Inc.), Initial Term B Loan (First Lien) (3 mo. LIBOR US + 2.50%), 4.20%, 9/28/23 (d)(l)		247	248,585
Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan (1 mo. LIBOR US + 2.25%), 3.82%, 2/15/24 (l)		526	526,788
GTT Communications, Inc., Tranche B Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.88%, 1/09/24 (l)		85	85,566
Hyland Software, Inc.:
Term-3 Loan (First Lien), (1 mo. LIBOR US + 3.25%, 0.75% Floor), 4.82%, 7/01/22 (l)		177	177,959
Initial Loan (Second Lien), (1 mo. LIBOR US + 7.00%, 0.75% Floor), 8.57%, 7/07/25 (l)		75	76,500
Peak 10 Holding Corp.:
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.50%), 5.19%, 8/01/24 (l)		281	280,561
Initial Term Loan (Second Lien), (3 mo. LIBOR US + 7.25%, 1.00% Floor), 8.63%, 8/01/25 (l)		208	208,780
Rackspace Hosting, Inc., Term B Loan (First Lien) (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.38%, 11/03/23 (l)		476	475,449
TierPoint LLC, Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.75%, 1.00% Floor), 5.32%, 5/06/24 (l)		204	202,319

			2,393,375
IT Services — 0.7%
First Data Corp.:
2022D New Dollar Term Loan, 7/08/22 (m)		99	98,726
2022D New Dollar Term Loan, (1 mo. LIBOR US + 2.25%,), 3.80%, 7/08/22 (l)		995	995,104
IG Investments Holdings LLC, Repricing Term Loan, (3 mo. LIBOR US + 3.50%, 1.00% Floor), 5.19%, 10/31/21 (l)		228	230,165
Neustar, Inc.:
Term Loan B1 (First Lien), (3 mo. LIBOR US + 3.25%), 4.65%, 1/08/20 (l)		56	57,117
Term Loan B2 (First Lien), (3 mo. LIBOR US + 3.75%, 1.00% Floor), 5.15%, 8/08/24 (l)		187	188,078
Optiv Inc.:
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.63%, 2/01/24 (l)		606	565,650
Initial Term Loan (Second Lien), (3 mo. LIBOR US + 7.25%, 1.00% Floor), 8.63%, 1/31/25 (l)		167	148,910
Sabre GLBL, Inc. (FKA Sabre, Inc.), 2017 B-1 Incremental Term Loan, (1 mo. LIBOR US + 2.25%), 3.82%, 2/22/24 (l)		348	349,496
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), New Term B-3 Loan, (1 mo. LIBOR US + 2.00%), 3.48%, 10/14/23 (l)		206	206,537
WEX, Inc., Term B-2 Loan, (1 mo. LIBOR US + 2.75%), 4.32%, 6/30/23 (l)		645	647,594

			3,487,377
Leisure Products — 0.1%
Hayward Industries, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.50%), 5.07%, 8/05/24 (l)		214	214,373

Floating Rate Loan Interests		Par (000)	Value
Leisure Products (continued)
Leslie’s Poolmart, Inc., Tranche B-1 Term Loan, (2 mo. LIBOR US + 3.75%, 1.00% Floor), 5.37%, 8/16/23 (l)	USD	367	$365,324

			579,697
Life Sciences Tools & Services — 0.4%
Albany Molecular Research, Inc.:
Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 8/30/24 (l)		272	267,552
Initial Loan (Second Lien), (1 mo. LIBOR US + 7.00%, 1.00% Floor), 8.57%, 8/30/25 (l)		130	126,913
Avantor, Inc., Initial Dollar Term Loan, (1 mo. LIBOR US + 4.00%, 1.00% Floor), 5.51%, 11/21/24 (l)		389	390,622
Jaguar Holding Co. I LLC (FKA Jaguar Holding Co. I):
2017 Term Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.32%, 8/18/22 (l)		405	405,537
2017 Term Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.44%, 8/18/22 (l)		449	449,139
Parexel International Corp., Initial Term Loan, (1 mo. LIBOR US + 3.00%), 4.57%, 9/27/24 (l)		249	250,363
Quintiles IMS, Inc., Term B-1 Dollar Loan, (3 mo. LIBOR US + 2.00%, 0.75% Floor), 3.69%, 3/07/24 (l)		136	136,114

			2,026,240
Machinery — 0.6%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC):
Initial Term Loan, 8/18/24 (m)		40	40,156
Initial Term Loan, (1 mo. LIBOR US + 3.75%, 1.00% Floor), 5.32%, 8/18/24 (l)		474	476,849
Clark Equipment Co. (AKA Doosan Bobcat, Inc.), Tranche B Term Loan, (3 mo. LIBOR US + 2.50%), 4.19%, 5/18/24 (l)		156	156,632
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Refinancing 2017-2 First Lien Term Loan (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.69%, 12/20/24 (l)		128	128,629
Filtration Group Corp.:
Term Loan (First Lien), 11/23/20 (m)		36	36,552
Term Loan (First Lien), (3 mo. LIBOR US + 3.00%,), 4.38%, 11/23/20 (l)		465	468,776
FPC Holdings, Inc., Initial Loan (First Lien), (3 mo. LIBOR US + 4.00%, 1.25% Floor), 5.69%, 11/19/19 (l)		224	223,149
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, (1 mo. LIBOR US + 2.75%), 4.44%, 7/30/24 (l)		504	504,921
Gates Global LLC, Initial B-2 Dollar Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.69%, 4/01/24 (l)		583	586,241
Mueller Water Products, Inc.:
Initial Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 4.07%, 11/25/21 (l)		199	199,691
Initial Loan, (3 mo. LIBOR US + 2.50%, 0.75% Floor), 4.19%, 11/25/21 (l)		89	89,387
RBS Global, Inc. (Rexnord LLC):
Refinancing Term Loan, 8/21/24 (m)		200	200,750
Refinancing Term Loan, (1 mo. LIBOR US + 2.25%,), 3.80%, 8/21/24 (l)		127	127,056

			3,238,789

22	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests		Par (000)	Value
Media — 1.2%
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien) (4 mo. LIBOR US + 3.25%, 1.00% Floor), 4.63%, 7/23/21 (l)	USD	75	$73,380
A-L Parent LLC (AKA Learfield Communications):
Incremental Term Loan, 12/01/23 (d)(m)		145	146,152
Initial Term Loan (First Lien), 12/01/23 (m)		20	20,010
Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 12/01/23 (l)		138	138,581
Cable One, Inc., Incremental Term B-1 Loan, (3 mo. LIBOR US + 2.25%), 3.95%, 5/01/24 (d)(l)		124	124,686
CBS Radio, Inc., Additional Term B-1 Loan, (3 mo. LIBOR US + 2.75%), 4.17%, 11/18/24 (l)		208	208,450
Charter Communications Operating LLC (AKA CCO Safari LLC):
Term B Loan, 4/30/25 (m)		67	67,234
Term H-1 Loan, (1 mo. LIBOR US + 2.00%), 3.24%, 1/15/22 (l)		122	121,853
Term I-1 Loan, (1 mo. LIBOR US + 2.00%), 3.49%, 1/15/24 (l)		589	589,281
Creative Artists Agency LLC, Refinancing Term Loan (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.98%, 2/15/24 (l)		376	377,964
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, (1 mo. LIBOR US + 2.25%), 3.74%, 7/17/25 (l)		770	766,034
DHX Media Ltd., Initial Term Loan, (1 mo. LIBOR US + 3.75%, 1.00% Floor), 5.32%, 12/29/23 (d)(l)		114	114,568
Gray Television, Inc., Term B-2 Loan, (1 mo. IBOR US + 2.25%), 3.61%, 2/07/24 (l)		268	268,923
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan (First Lien), 12/16/24 (m)		75	75,375
HGC Holdings LLC, Term Loan B, 12/06/24 (m)		180	171,599
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.):
Tranche D Term Loan, (3 mo. LIBOR US + 6.75%), 8.44%, 1/30/19 (l)		579	432,874
Tranche E Term Loan, (3 mo. LIBOR US + 7.50%), 9.19%, 7/30/19 (l)		250	186,697
Live Nation Entertainment, Inc., Term B-3 Loan, (1 mo. LIBOR US + 2.25%), 3.88%, 10/31/23 (l)		105	105,853
Mission Broadcasting, Inc., Term B-2 Loan, (1 mo. LIBOR US + 2.50%,), 3.86%, 1/17/24 (l)		29	28,882
Nexstar Broadcasting, Inc., Term B-2 Loan, (1 mo. LIBOR US + 2.50%,), 3.86%, 1/17/24 (l)		231	231,380
Numericable U.S. LLC, Term Loan B, (3 mo. LIBOR US + 3.00%,), 4.35%, 1/31/26 (l)		420	403,855
Sinclair Television Group, Inc., Term Loan B, 12/12/24 (m)		229	228,572
Trader Corp., 2017 Refinancing Term loan (First Lien), (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.69%, 9/28/23 (l)		259	258,942
Tribune Media Co. (FKA Tribune Co.), Term C Loan, (1 mo. LIBOR US + 3.00%, 0.75% Floor), 4.57%, 1/26/24 (l)		404	403,969
Unitymedia Hessen GmbH & Co. KG, Facility B, (1 mo. LIBOR US + 2.25%), 3.73%, 9/30/25 (l)		245	245,093
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.32%, 3/15/24 (l)		114	113,962

Floating Rate Loan Interests		Par (000)	Value
Media (continued)
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC), Term Loan (First Lien) (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.64%, 5/06/21 (l)	USD	59	$59,638

			5,963,807
Metals & Mining — 0.0%
WireCo WorldGroup Inc. (WireCo WorldGroup Finance LP), Initial Term Loan (First Lien), (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.98%, 9/29/23 (l)		217	218,608
Multiline Retail — 0.1%
Evergreen Acqco 1 LP, New Term Loan, (3 mo. LIBOR US + 3.75%, 1.25% Floor), 5.11%, 7/09/19 (l)		148	138,304
Hudson’s Bay Co., Initial Term Loan, (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.72%, 9/30/22 (l)		356	347,270

			485,574
Multi-Utilities — 0.0%
Power Borrower LLC, Initial Term Loan (Second Lien), (3 mo. LIBOR US + 7.25%, 1.00% Floor), 8.94%, 11/06/20 (l)		45	45,000
Oil, Gas & Consumable Fuels — 0.9%
BCP Raptor LLC (AKA EagleClaw Midstream Ventures), Initial Term Loan, (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.73%, 6/24/24 (l)		229	229,566
BCP Renaissance Parent LLC, Initial Term Loan, (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.38%, 10/31/24 (l)		292	295,358
Bronco Midstream Funding LLC, Term Loan, (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.44%, 8/17/20 (l)		317	320,910
California Resources Corp.:
Initial Loan, 12/31/22 (m)		350	348,250
Loan, (1 mo. LIBOR US + 10.38%, 1.00% Floor), 11.88%, 12/31/21 (l)		261	286,121
Chesapeake Energy Corp., Class A Loan, (3 mo. LIBOR US + 7.50%, 1.00% Floor), 8.95%, 8/23/21 (l)		419	445,397
CITGO Holding, Inc., Term Loan, (3 mo. LIBOR US + 8.50%, 1.00% Floor), 9.84%, 5/12/18 (l)		342	345,356
CONSOL Energy, Inc. (FKA Consol Mining Corp.), Initial Term B Loan, (3 mo. LIBOR US + 6.00%, 1.00% Floor), 7.47%, 11/28/22 (l)		120	121,299
Continental Building Products, Inc.:
Second Replacement Term Loan, (1 mo. LIBOR US + 2.25%, 0.75% Floor), 3.82%, 8/18/23 (l)		72	72,186
Second Replacement Term Loan, (3 mo. LIBOR US + 2.25%, 0.75% Floor), 3.94%, 8/18/23 (l)		42	42,073
Gavilan Resources LLC, Initial Term Loan (Second Lien), (1 mo. LIBOR US + 6.00%, 1.00% Floor), 7.46%, 3/01/24 (l)		315	311,589
Medallion Midland Acquisition LLC:
Initial Term Loan, 10/30/24 (d)(m)		45	45,056
Initial Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 10/30/24 (d)(l)		185	185,231
MEG Energy Corp.:
Initial Term Loan, 12/31/23 (m)		100	100,028
Initial Term Loan, (3 mo. LIBOR US + 3.50%, 1.00% Floor), 5.20%, 12/31/23 (l)		552	552,443

BLACKROCK FUNDS II	DECEMBER 31, 2017	23

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Oxbow Carbon LLC (Oxbow Calcining LLC), Term Loan, 12/16/22 (m)	USD	25	$25,125
Ultra Resources, Inc., Loan (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.41%, 4/12/24 (l)		211	210,525
Veresen Midstream Limited Partnership, Tranche B-3 Term Loan, (3 mo. LIBOR US + 3.00%), 4.69%, 3/31/22 (l)		439	442,004
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR US + 6.88%, 1.00% Floor), 8.44%, 11/25/21 (d)(l)		171	168,435

			4,546,952
Personal Products — 0.1%
Alphabet Holding Co., Inc. (AKA Nature’s Bounty):
Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.50%), 5.07%, 9/26/24 (l)		524	506,013
Initial Term Loan (Second Lien), (1 mo. LIBOR US + 7.75%), 9.32%, 9/26/25 (d)(l)		237	220,410
Revlon Consumer Products Corp., Initial Term B Loan (1 mo. LIBOR US + 3.50%, 0.75% Floor), 5.07%, 9/07/23 (l)		33	24,628

			751,051
Pharmaceuticals — 0.5%
Akorn, Inc., Loan, (1 mo. LIBOR US + 4.25%, 1.00% Floor), 5.88%, 4/16/21 (d)(l)		306	306,839
Alpha 3 BV (AKA Atotech), Initial Term B-1 Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.69%, 1/31/24 (l)		269	270,106
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, (1 mo. LIBOR US + 2.25%, 1.00% Floor), 3.82%, 5/20/24 (l)		452	453,039
Mallinckrodt International Finance SA, 2017 Term B Loan, (3 mo. LIBOR US + 2.75%, 0.75% Floor), 4.44%, 9/24/24 (l)		233	232,255
Prestige Brands, Inc., Term B-4 Loan, (1 mo. LIBOR US + 2.75%, 0.75% Floor), 4.32%, 1/26/24 (l)		410	412,327
RPI Finance Trust, Initial Term Loan B-6, (3 mo. LIBOR US + 2.00%), 3.69%, 3/27/23 (l)		226	227,211
Valeant Pharmaceuticals International, Inc., Series F-4 Tranche B Term Loan, (1 mo. LIBOR US + 3.50%, 0.75% Floor), 4.94%, 4/01/22 (l)		477	483,751

			2,385,528
Professional Services — 0.4%
Cast & Crew Payroll LLC:
Term Loan (2017), 9/27/24 (m)		49	49,023
Term Loan (2017), (3 mo. LIBOR US + 3.00%,), 4.70%, 9/27/24 (d)(l)		275	277,053
DTI Holdco, Inc., Initial Term Loan, (3 mo. LIBOR US + 5.25%, 1.00% Floor), 6.63%, 10/02/23 (l)		320	318,475
Employbridge LLC (FKA Koosharem LLC), Term Loan, (3 mo. LIBOR US + 6.50%, 1.00% Floor), 8.19%, 5/15/20 (l)		164	159,094
Greenrock Finance, Inc., Initial USD Term B Loan (First Lien) (3 mo. LIBOR US + 3.50%, 1.00% Floor), 5.19%, 6/28/24 (l)		90	90,263
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.50%, 1.00% Floor), 5.07%, 6/19/24 (l)		401	401,695

Floating Rate Loan Interests		Par (000)	Value
Professional Services (continued)
Trans Union LLC, 2017 Replacement Term B-3 Loan, (1 mo. LIBOR US + 2.00%), 3.57%, 4/10/23 (l)	USD	690	$691,957

			1,987,560
Real Estate Management & Development — 0.4%
CityCenter Holdings LLC, Term B Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 4.07%, 4/18/24 (l)		528	529,909
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.) (AKA Cushman & Wakefield):
2015-1 Additional Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.63%, 11/04/21 (l)		68	66,622
2015-1 Additional Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.73%, 11/04/21 (l)		150	148,255
2015-1 Additional Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.94%, 11/04/21 (l)		9	8,581
Realogy Group LLC (FKA Realogy Corp.), Initial Term B Loan, (1 mo. LIBOR US + 2.25%, 0.75% Floor), 3.82%, 7/20/22 (l)		324	324,330
VICI Properties 1 LLC, Term B Loan, 12/20/24 (m)		815	814,641

			1,892,338
Road & Rail — 0.1%
PODS LLC:
Tranche B-3 Term Loan, 12/06/24 (m)		284	285,709
Tranche B-3 Term Loan, (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.40%, 12/06/24 (l)		253	254,632
SIRVA Worldwide, Inc.:
Tranche B Loan, (3 mo. LIBOR US + 6.50%, 1.00% Floor), 7.84%, 11/22/22 (d)(l)		37	37,652
Tranche B Loan, (3 mo. LIBOR US + 6.50%, 1.00% Floor), 7.88%, 11/22/22 (d)(l)		42	42,226
Tranche B Loan, (3 mo. LIBOR US + 6.50%, 1.00% Floor), 7.99%, 11/22/22 (d)(l)		42	42,545

			662,764
Semiconductors & Semiconductor Equipment — 0.1%
Cavium, Inc., Term B-1 Loan, (1 mo. LIBOR US + 2.25%, 0.75% Floor), 3.82%, 8/16/22 (d)(l)		52	52,281
MaxLinear, Inc., Initial Term B Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.98%, 5/13/24 (d)(l)		67	67,074
Microsemi Corp., Term B Loan, (2 mo. LIBOR US + 2.00%), 3.38%, 1/15/23 (l)		224	224,272
ON Semiconductor Corp., 2017 New Replacement Term B-2 Loan, (1 mo. LIBOR US + 2.00%), 3.57%, 3/31/23 (l)		109	109,021

			452,648
Software — 2.0%
Applied Systems, Inc.:
Initial Term Loan (First Lien), 9/19/24 (m)		65	65,468
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.94%, 9/19/24 (l)		278	281,120

24	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests		Par (000)	Value
Software (continued)
Initial Term Loan (Second Lien), (3 mo. LIBOR US + 7.00%, 1.00% Floor), 8.69%, 9/19/25 (l)	USD	70	$71,943
Aptean, Inc., Term B Loan (First Lien), (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.95%, 12/20/22 (l)		174	174,629
Avaya, Inc., Initial Term Loan, (1 mo. LIBOR US + 4.75%, 1.00% Floor), 6.23%, 11/08/24 (l)		234	230,029
BMC Software Finance, Inc.:
Initial B-2 U.S. Term Loan, 9/10/22 (m)		120	119,713
Initial B-2 U.S. Term Loan, (1 mo. LIBOR US + 3.25%,), 4.82%, 9/10/22 (l)		553	552,946
Cypress Intermediate Holdings III, Inc. (FKA Jaguar Holding, Inc.):
Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.57%, 4/29/24 (l)		154	154,321
Initial Term Loan (Second Lien), (1 mo. LIBOR US + 6.75%, 1.00% Floor), 8.32%, 4/28/25 (l)		114	116,209
First Data Corp., 2024A New Dollar Term Loan, (1 mo. LIBOR US + 2.25%), 3.80%, 4/26/24 (l)		1,282	1,282,715
Infor (U.S.), Inc. (FKA Lawson Software Inc.), Tranche B-6 Term Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.44%, 2/01/22 (l)		768	770,396
Informatica Corp., Dollar Term Loan, (3 mo. LIBOR US + 3.50%, 1.00% Floor), 5.19%, 8/05/22 (l)		674	675,540
Information Resources, Inc. (FKA Symphonyiri Group, Inc.), Initial Term Loan (First Lien), (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.62%, 1/18/24 (l)		174	174,412
Ivanti Software, Inc. (FKA LANDesk Group, Inc.), Term Loan (First Lien), (1 mo. LIBOR US + 4.25%, 1.00% Floor), 5.82%, 1/20/24 (l)		82	78,116
Kronos Inc., Incremental Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 1.00% Floor), 4.90%, 11/01/23 (l)		466	468,714
Kronos, Inc., Initial Term Loan (Second Lien), (3 mo. LIBOR US + 8.25%, 1.00% Floor), 9.63%, 11/01/24 (l)		365	378,323
MA Finance Co. LLC (AKA Micro Focus International PLC), Tranche B-3 Term Loan, (1 mo. LIBOR US + 2.75%), 4.32%, 6/21/24 (l)		42	42,439
McAfee LLC, Closing Date USD Term Loan, (1 mo. LIBOR US + 4.50%, 1.00% Floor), 6.07%, 9/30/24 (l)		274	273,234
Misys Ltd. (AKA Almonde/Tahoe):
Dollar Term Loan (Second Lien), (3 mo. LIBOR US + 7.25%, 1.00% Floor), 8.73%, 6/13/25 (l)		81	81,020
Dollar Term Loan (First Lien) (4 mo. LIBOR US + 3.50%, 1.00% Floor), 4.98%, 6/13/24 (l)		289	289,978
Mitchell International, Inc.:
Initial Term Loan (Second Lien), 12/01/25 (m)		185	186,203
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%), 4.94%, 11/29/24 (l)		570	569,928
Project Alpha Intermediate Holding, Inc., Term Loan, (3 mo. LIBOR US + 3.50%, 1.00% Floor), 5.04%, 4/26/24 (l)		281	275,043
Project Leopard Holdings, Inc., Term Loan, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 7.19%, 7/07/23 (l)		115	115,358
Seattle SpinCo, Inc. (AKA Micro Focus International PLC), Initial Term Loan, (1 mo. LIBOR US + 2.75%), 4.32%, 6/21/24 (l)		287	286,604

Floating Rate Loan Interests		Par (000)	Value
Software (continued)
Securus Technologies Holdings, Inc. (FKA Securus Technologies, Inc.), Initial Term Loan (First Lien), (2 mo. LIBOR US + 4.50%, 1.00% Floor), 6.12%, 11/01/24 (l)	USD	257	$259,411
Sophia LP:
Term B Loan, 9/30/22 (m)		59	59,083
Term B Loan, (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.94%, 9/30/22 (l)		630	630,189
SS&C Technologies Holdings, Inc.:
2017 Refinancing New Term B-1 Loan, (1 mo. LIBOR US + 2.25%), 3.82%, 7/08/22 (l)		788	793,246
2017 Refinancing New Term B-2 Loan, (1 mo. LIBOR US + 2.25%), 3.82%, 7/08/22 (l)		15	14,898
TIBCO Software, Inc.:
Term B-1 Loan, 12/04/20 (m)		50	50,094
Term B-1 Loan, (1 mo. LIBOR US + 3.50%, 1.00% Floor), 5.07%, 12/04/20 (l)		391	391,763
VF Holding Corp., Term B-1 Loan (First Lien), (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 6/30/23 (l)		339	341,834

			10,254,919
Specialty Retail — 0.2%
Academy Ltd.:
Initial Term Loan, (1 mo. LIBOR US + 4.00%, 1.00% Floor), 5.57%, 7/01/22 (l)		86	67,461
Initial Term Loan, (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.49%, 7/01/22 (l)		39	30,982
Harbor Freight Tools USA, Inc.:
Initial Loan (2016), 8/18/23 (m)		12	12,072
Initial Loan (2016), (1 mo. LIBOR US + 3.25%, 0.75% Floor), 4.82%, 8/18/23 (l)		204	205,581
Michaels Stores, Inc.:
2016 New Replacement Term B-1 Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.21%, 1/30/23 (l)		79	79,429
2016 New Replacement Term B-1 Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.25%, 1/30/23 (l)		14	13,695
2016 New Replacement Term B-1 Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.32%, 1/30/23 (l)		114	113,479
National Vision, Inc., New Term Loan (First Lien), (1 mo. LIBOR US + 2.75%), 4.32%, 11/20/24 (l)		264	263,744
Party City Holdings, Inc.:
2016 Replacement Term Loan, (3 mo. LIBOR US + 3.00%, 0.75% Floor), 4.39%, 8/19/22 (l)		98	97,818
2016 Replacement Term Loan, (3 mo. LIBOR US + 3.00%, 0.75% Floor), 4.58%, 8/19/22 (l)		41	41,276
2016 Replacement Term Loan, (3 mo. LIBOR US + 3.00%, 0.75% Floor), 4.70%, 8/19/22 (l)		9	9,244
PetSmart, Inc., Tranche B-2 Loan, (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.57%, 3/11/22 (l)		9	6,970
Staples, Inc., Closing Date Term Loan, (2 mo. LIBOR US + 4.00%, 1.00% Floor), 5.49%, 9/12/24 (l)		220	215,490

			1,157,241

BLACKROCK FUNDS II	DECEMBER 31, 2017	25

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests		Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.2%
Radiate Holdco LLC (AKA RCN Grande), Closing Date Term Loan, (1 mo. LIBOR US + 3.00%, 0.75% Floor), 4.57%, 2/01/24 (l)	USD	159	$157,468
Western Digital Corp.:
U.S. Term B-3 Loan, 4/29/23 (m)		406	407,302
U.S. Term B-3 Loan, (1 mo. LIBOR US + 2.00%,), 3.57%, 4/29/23 (l)		321	321,808

			886,578
Trading Companies & Distributors — 0.6%
American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 4.07%, 10/31/23 (l)		421	423,000
Avolon TLB Borrower 1 (U.S.) LLC, Initial Term B-2 Loan, (1 mo. LIBOR US + 2.25%, 0.75% Floor), 3.75%, 3/21/22 (l)		489	485,450
Beacon Roofing Supply, Inc.:
Term Loan B, 1/02/25 (m)		441	441,917
Initial Term Loan, (3 mo. PRIME RATE + 1.75%, 0.75% Floor), 6.25%, 10/01/22 (l)		209	209,440
GYP Holdings III Corp., 2017 Incremental First Lien Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.38%, 4/01/23 (l)		322	322,755
HD Supply, Inc., Term B-3 Loan, (3 mo. LIBOR US + 2.25%), 3.94%, 8/13/21 (l)		392	393,855
Nexeo Solutions LLC:
Term B-1 Loan, (3 mo. LIBOR US + 3.25%,), 4.58%, 6/09/23 (l)		57	57,658
Term B-1 Loan, (3 mo. LIBOR US + 3.25%,), 4.63%, 6/09/23 (l)		58	58,463
Term B-1 Loan, (3 mo. LIBOR US + 3.25%,), 4.94%, 6/09/23 (l)		57	56,909
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies), Initial Term Loan (Second Lien), (3 mo. LIBOR US + 6.75%, 1.00% Floor), 8.07%, 7/31/22 (l)		263	250,632
TMK Hawk Parent Corp.:
Delayed Draw Term Loan (First Lien), 8/28/24 (m)		12	11,828
Initial Term Loan (First Lien), 8/28/24 (m)		16	16,597
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.50%,), 4.88%, 8/28/24 (l)		241	242,045

			2,970,549
Transportation Infrastructure — 0.0%
Deck Chassis Acquisition, Inc., Term Loan Second Lien, 6/15/23 (d)(m)		100	101,500
Water Utilities — 0.1%
HD Supply Waterworks, Ltd., Initial Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.46%, 8/01/24 (l)		425	427,924
Wireless Telecommunication Services — 0.3%
Digicel International Finance Ltd., Initial Term B Loan (First Lien), (1 mo. LIBOR US + 3.75%, 1.00% Floor), 5.31%, 5/27/24 (l)		347	348,432
Sprint Communications, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 4.13%, 2/02/24 (l)		1,000	999,131

			1,347,563
Total Floating Rate Loan Interests — 22.8%			114,521,889

Foreign Agency Obligations		Par (000)	Value
Canada — 0.0%
NOVA Chemicals Corp., 4.88%, 6/01/24 (b)		73	72,817

Foreign Agency Obligations		Par (000)	Value
China — 0.9%
China Railway Construction Corp. Ltd.:
0.00%, 1/29/21 (f)(g)	USD	250	$265,275
1.50%, 12/21/21 (f)	CNH	4,000	582,591
CNAC HK Synbridge Co. Ltd., 5.00%, 5/05/20	USD	730	743,016
Export-Import Bank of China, 4.00%, 11/28/47		500	503,810
HeSteel Hong Kong Co. Ltd., 4.25%, 4/07/20		600	600,031
Huarong Finance 2017 Co. Ltd., 4.75%, 4/27/27		1,200	1,227,875
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		200	215,518
Shanhai Hong Kong International Investments Ltd., 3.88%, 4/20/20		200	199,610

			4,337,726
Colombia — 0.2%
Ecopetrol SA, 4.13%, 1/16/25		1,200	1,206,000
France — 0.1%
NEW Areva Holding SA, 4.88%, 9/23/24	EUR	500	671,564
Indonesia — 0.1%
Perusahaan Gas Negara Persero Tbk, 5.13%, 5/16/24	USD	379	407,264
Mexico — 0.1%
Petroleos Mexicanos, 6.50%, 3/13/27		461	503,873
Peru — 0.1%
Corp Financiera de Desarrollo SA, 4.75%, 7/15/25		400	425,800
South Korea — 0.2%
Export-Import Bank of Korea:
(3 mo. LIBOR US + 9.25%) 2.30%, 11/01/22 (a)		500	501,359
3.00%, 11/01/22		450	447,623

			948,982
United Arab Emirates — 0.2%
DP World Crescent Ltd., 3.91%, 5/31/23		700	713,713
United States — 0.0%
Citgo Holding, Inc., 10.75%, 2/15/20 (b)		75	80,437
Total Foreign Agency Obligations — 1.9%			9,368,176

Foreign Government Obligations		Par (000)	Value
Bahrain — 0.2%
Kingdom of Bahrain, 6.75%, 9/20/29		975	960,605
Indonesia — 0.1%
Republic of Indonesia:
2.95%, 1/11/23		275	272,860
3.50%, 1/11/28		200	199,314
4.35%, 1/11/48		200	202,906

			675,080
Maldives — 0.2%
Republic of Maldives, 7.00%, 6/07/22		900	900,146
Mongolia — 0.0%
Mongolian People’s Republic, 5.63%, 5/01/23		225	227,010
Pakistan — 0.1%
Islamic Republic of Pakistan, 6.88%, 12/05/27		400	401,050
Qatar — 0.1%
State of Qatar, 3.25%, 6/02/26		500	487,000

26	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Foreign Government Obligations		Par (000)	Value
United Arab Emirates — 0.1%
Emirate of Abu Dhabi, 4.13%, 10/11/47	USD	500	$494,560
Total Foreign Government Obligations — 0.8%			4,145,451

Investment Companies — 1.0%		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF		57,300	4,999,998

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.6%
Countrywide Alternative Loan Trust, Series 2007-3T1, Class 1A1, 6.00%, 4/25/37	USD	3,138	2,364,203
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (b)		361	366,249

			2,730,452
Commercial Mortgage-Backed Securities — 2.3%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 3.61%, 8/14/34 (b)(c)(d)		1,000	901,953
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (b)(c)		230	170,117
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 2.79%, 4/10/49 (b)		1,000	774,923
Commercial Mortgage Pass-Through Certificates:
Series 2015-CR25, Class D, 3.80%, 8/10/48 (c)		230	192,679
Series 2016-667M, Class D, 3.18%, 10/10/36 (b)(c)		1,000	939,719
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (b)(c)		530	435,993
Deutsche Bank UBS Mortgage Trust, Series 2017-BRBK, Class D, 3.53%, 10/10/34 (b)(c)(d)		990	966,955
GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, 7/10/48		1,000	827,409
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class D, 4.65%, 3/15/50 (b)(c)		990	977,612
Lone Star Portfolio Trust:
Series 2015-LSP, Class D, (1 mo. LIBOR US + 4.00%), 5.48%, 9/15/28 (a)(b)		640	648,251
Series 2015-LSP, Class E, (1 mo. LIBOR US + 5.60% 0.00%), 7.08%, 9/15/28 (a)(b)		477	484,347
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.13%, 7/15/50 (b)(c)		1,000	870,944
Series 2015-C25, Class D, 3.07%, 10/15/48		1,000	811,888
VNDO Trust, Series 2016-350P, Class E, 3.90%, 1/10/35 (b)(c)		860	826,653
Wells Fargo Commercial Mortgage Trust:
Series 2015-C30, Class C, 4.50%, 9/15/58 (c)		1,000	1,028,056
Series 2016-NXS5, Class D, 4.88%, 1/15/59 (c)		750	732,903

			11,590,402

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2016-JP3, Class XC, 0.75%, 8/15/49 (b)(c)	USD	8,700	$366,879
Series 2016-WPT, Class XCP, 1.20%, 10/15/18 (b)(c)		24,000	223,920

			590,799
Total Non-Agency Mortgage-Backed Securities — 3.0%			14,911,653

Other Interests(o)		Beneficial Interest (000)	Value
Electric Utilities — 0.0%
Vistra Energy Corp. (d)(e)		815	—
Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc. (Millennium Health LLC) (d)(e)		418	—
New Millennium Holdco, Inc. (Millennium Health LLC) (d)(e)		393	—
Total Other Interests — 0.0%			—

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 4.3%
ABN AMRO Bank NV, (5 yr. Euro Swap + 5.45%), 5.75% (i)(j)	EUR	200	261,687
Allied Irish Banks PLC, (5 yr. Euro Swap + 7.34%), 7.38% (i)(j)		200	270,954
Banco Bilbao Vizcaya Argentaria SA, (5 yr. Euro Swap + 6.16%), 7.00% (i)(j)		200	252,169
Banco Santander SA:
(5 yr. Euro Swap + 5.41%), 6.25% (i)(j)		300	376,160
(5 yr. Euro Swap + 6.80%), 6.75% (i)(j)		200	272,402
Bank of America Corp., Series AA, (3 mo. LIBOR US + 3.90%), 6.10% (i)(j)	USD	750	823,125
Barclays PLC, (5 yr. GBP Swap + 6.46%), 7.25% (i)(j)	GBP	400	589,339
Cooperatieve Rabobank UA, (5 yr. Euro Swap + 6.70%), 6.63% (i)(j)	EUR	400	554,929
Credit Agricole SA, (5 yr. Euro Swap + 5.12%), 6.50% (i)(j)		200	271,470
Danske Bank A/S, (6 yr. Euro Swap + 4.64%), 5.75% (i)(j)		200	259,767
Erste Group Bank AG, (5 yr. Euro Swap + 9.02%), 8.88% (i)(j)		200	293,295
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, (3 mo. LIBOR US + 0.00%), 1.63% (a)(j)	USD	500	440,000
HSBC Holdings PLC, (USD Swap Rate 11:00 am NY 1 + 3.75%), 6.00% (i)(j)		3,270	3,437,587
HSH Nordbank AG, 7.25% (j)		88	45,630
Intesa Sanpaolo SpA:
(5 yr. Euro Swap + 6.88%), 7.00% (i)(j)	EUR	200	265,389
(5 yr. Euro Swap + 7.19%), 7.75% (i)(j)		200	291,851
JPMorgan Chase & Co., Series V, (3 mo. LIBOR US + 3.32%), 5.00% (i)(j)	USD	2,000	2,034,760
KBC Group NV, (5 yr. Euro Swap + 4.76%), 5.63% (i)(j)	EUR	100	125,156
Macquarie Bank Ltd., (5 yr. Swap Semi 30/360 US + 3.70%), 6.13% (b)(i)(j)	USD	1,000	1,038,750
National Westminster Bank PLC, Series C, (3 mo. LIBOR US + 0.25%), 1.75% (a)(j)		200	176,160

BLACKROCK FUNDS II	DECEMBER 31, 2017	27

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Preferred Securities		Par (000)	Value
Banks (continued)
Postal Savings Bank of China Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.63%), 4.50% (i)(j)	USD	700	$689,500
Royal Bank of Scotland Group PLC:
(5 yr. Swap Semi 30/360 US + 5.80%), 7.50% (i)(j)		200	211,500
(5 yr. Swap Semi 30/360 US + 7.60%), 8.63% (i)(j)		1,345	1,514,806
Société Générale SA, (3 mo. LIBOR GBP + 3.40%), 8.88% (i)(j)	GBP	100	139,152
SunTrust Banks, Inc., Series G, (3 mo. LIBOR US + 3.10%), 5.05% (i)(j)	USD	750	759,375
Swedbank AB, (5 yr. Swap Semi 30/360 US + 4.11%), 6.00% (i)(j)		200	211,427
U.S. Bancorp:
Series I, (3 mo. LIBOR US + 3.49%), 5.13% (i)(j)		1,500	1,560,000
Series J, (3 mo. LIBOR US + 2.91%), 5.30% (i)(j)		1,805	1,954,003
UniCredit SpA:
(5 yr. Euro Swap + 6.10%), 6.75% (i)(j)	EUR	400	517,643
(5 yr. Euro Swap + 9.30%), 9.25% (i)(j)		200	290,615
Wells Fargo & Co., Series S, (3 mo. LIBOR US + 3.11%), 5.90% (i)(j)	USD	1,000	1,069,700
Westpac Banking Corp., (USD Swap Rate 11:00 am NY 1 + 2.89%), 5.00% (i)(j)		75	74,808
Woori Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.35%), 5.25% (i)(j)		275	279,811

			21,352,920
Capital Markets — 1.7%
Bank of New York Mellon Corp., Series D, (3 mo. LIBOR US + 2.46%), 4.50% (i)(j)		2,500	2,490,750
Charles Schwab Corp., Series E, (3 mo. LIBOR US + 3.32%), 4.63% (i)(j)		1,635	1,667,700
Credit Suisse Group AG, (5 yr. Swap Semi 30/360 US + 3.46%), 6.25% (b)(i)(j)		1,005	1,089,169
State Street Corp., Series F, (3 mo. LIBOR US + 3.60%), 5.25% (i)(j)		2,500	2,622,000
UBS Group AG, (5 yr. Swap Semi 30/360 US + 4.87%), 7.00% (i)(j)		400	453,000

			8,322,619
Chemicals — 0.1%
LANXESS AG, (5 yr. Euro Swap + 4.51%), 4.50%, 12/06/76 (i)	EUR	50	66,741
Solvay Finance SA:
(5 yr. Euro Swap + 4.89%), 5.12% (i)(j)		300	403,328
(5 yr. Euro Swap + 3.70%), 5.43% (i)(j)		180	253,871

			723,940
Consumer Finance — 0.1%
General Motors Financial Co., Inc., Series A, (3 mo. LIBOR US + 3.60%), 5.75% (i)(j)	USD	563	579,794
Diversified Financial Services — 0.2%
HBOS Capital Funding LP, 6.85% (j)		416	425,755
Origin Energy Finance Ltd., (5 yr. Euro Swap + 3.67%), 4.00%, 9/16/74 (i)	EUR	300	375,252

			801,007
Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, (5 yr. GBP Swap + 5.51%), 6.88%, 3/14/73 (i)	GBP	100	148,010
Orange SA:
(5 yr. Euro Swap + 3.36%), 4.00% (i)(j)	EUR	100	132,643

Preferred Securities		Par (000)	Value
Diversified Telecommunication Services (continued)
(5 yr. Euro Swap + 3.67%), 5.25% (i)(j)	EUR	250	$356,110

			636,763
Electric Utilities — 0.2%
Enel SpA:
(5 yr. Euro Swap + 5.24%), 6.50%, 1/10/74 (i)		100	127,513
(5 yr. Euro Swap + 3.65%), 5.00%, 1/15/75 (i)		100	130,267
(5 yr. GBP Swap + 5.66%), 7.75%, 9/10/75 (i)	GBP	100	155,368
(5 yr. GBP Swap + 4.09%), 6.63%, 9/15/76 (i)		204	316,548
Gas Natural Fenosa Finance BV, (8 yr. Euro Swap + 3.35%), 4.13% (i)(j)	EUR	200	261,620

			991,316
Industrial Conglomerates — 0.3%
General Electric Co., Series D, (3 mo. LIBOR US + 3.33%), 5.00% (i)(j)	USD	1,500	1,545,900
Insurance — 0.1%
Ethias SA, 5.00%, 1/14/26	EUR	100	138,515
Groupama SA, (3 mo. EURIBOR + 5.77%), 6.38% (i)(j)		300	432,058

			570,573
Machinery — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.08%), 3.75% (i)(j)	USD	200	196,533
Metals & Mining — 0.1%
BHP Billiton Finance Ltd., (5 yr. Euro Swap + 4.80%), 5.63%, 10/22/79 (i)	EUR	250	367,603
Multi-Utilities — 0.0%
RWE AG, (5 yr. Euro Swap + 2.64%), 2.75%, 4/21/75 (i)		100	124,007
Oil, Gas & Consumable Fuels — 0.6%
Enterprise Products Operating LLC, Series A, (3 mo. LIBOR US + 3.71%), 5.08%, 8/01/66 (i)	USD	2,058	2,058,000
Repsol International Finance BV:
(6 yr. Euro Swap + 3.56%), 3.88% (i)(j)	EUR	100	129,000
(10 yr. Euro Swap + 4.20%), 4.50%, 3/25/75 (i)		332	442,645
TOTAL SA, (5 yr. Euro Swap + 3.78%), 3.88% (i)(j)		371	498,560

			3,128,205
Real Estate Management & Development — 0.1%
Yuzhou Properties Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.53%), 5.38% (i)(j)	USD	300	286,651
Transportation Infrastructure — 0.0%
Royal Capital BV, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.93%), 4.88% (i)(j)		219	220,626
Wireless Telecommunication Services — 0.4%
SoftBank Group Corp., (USD Swap Rate 11:00 am NY 1 + 4.85%), 6.88% (i)(j)		300	303,450
Telefonica Europe BV:
(5 yr. Euro Swap + 3.81%), 4.20% (i)(j)	EUR	300	380,067
(5 yr. Euro Swap + 5.04%), 6.50% (i)(j)		100	125,262
(5 yr. GBP Swap + 4.46%), 6.75% (i)(j)	GBP	200	298,180

28	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Preferred Securities		Par (000)	Value
Wireless Telecommunication Services (continued)
(6 yr. Euro Swap + 3.80%), 5.00% (i)(j)	EUR	200	$258,567
(8 yr. Euro Swap + 5.59%), 7.63% (i)(j)		300	431,053

			1,796,579
Total Capital Trusts — 8.3%			41,645,036

Preferred Stocks		Shares	Value
Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-10/06/17, cost $54,334) (e)(p)		54,897	48,177
Total Preferred Stocks — 0.0%			48,177
Total Preferred Securities — 8.3%			41,693,213

Warrant		Shares	Value
Machinery — 0.0%
AFGlobal Corp. (Issued/exercisable 6/8/17, 1 share for 1 warrant, Expires 10/06/22, Strike Price USD 0.00) (d)(e)		897	—
Total Long-Term Investments (Cost — $471,550,805) — 95.8%			$481,098,427

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (q)(r)	26,541,421	$26,541,421
Total Short-Term Securities (Cost — $26,541,421) — 5.3%		26,541,421

Options Purchased		Value
(Cost — $1,865,964) — 0.3%		1,534,736
Total Investments Before Options Written (Cost — $499,958,190) — 101.4%		509,174,584

Options Written
(Premiums Received — $ 114,800) — (0.0)%		(12,077)
Total Investments Net of Options Written — 101.4%		509,162,507
Liabilities in Excess of Other Assets — (1.4)%		(6,871,892)

Net Assets — 100.0%		$502,290,615

Notes to Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Convertible security.
(g)	Zero-coupon bond.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Perpetual security with no stated maturity date.
(k)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Amount is less than $500.
(o)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $48,177, representing 0.01% of its net assets as of period end, and an original cost of $54,334.
(q)	Annualized 7-day yield as of period end.

BLACKROCK FUNDS II	DECEMBER 31, 2017	29

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

(r)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2017	Shares Purchased		Shares Sold	Shares Held at December 31, 2017	Value at December 31, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	23,643,706	2,897,715	[2]	—	26,541,421	$26,541,421	$68,943	$115	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	57,300		—	57,300	4,999,998	20,672	—	$3,438
iShares J.P. Morgan USD Emerging Markets Bond ETF	70,600	—		(70,600)	—	—	31,925	187,727	223,431
Total						$31,541,419	$121,540	$187,842	$226,869

[1]	Includes net capital gain distributions, if applicable.
[2]	Represents net shares purchased.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Treasury Bonds	25	March 2018	$4,191	$17,389
U.S. Treasury Notes (5 Year)	231	March 2018	$26,834	(113,033)

				(95,644)

Short Contracts
Euro-Bobl	(13)	March 2018	$2,053	11,747
Euro-Bund	(49)	March 2018	$9,506	79,049
U.S. Treasury Bonds (30 Year)	(9)	March 2018	$1,377	1,742
U.S. Treasury Notes (10 Year)	(247)	March 2018	$30,640	119,138
U.S. Ultra Treasury Notes (10 Year)	(4)	March 2018	$534	1,637
Long Gilt British	(11)	March 2018	$1,859	(12,594)

				200,719
Total				$105,075

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	89,304,600	USD	790,148	JPMorgan Chase Bank N.A.	1/16/18	$ 3,158
USD	3,356,060	JPY	377,550,000	Barclays Bank PLC	1/16/18	2,227
EUR	150,000	USD	178,157	Barclays Bank PLC	1/22/18	2,093

						7,478

USD	97,967	EUR	83,000	Bank of America N.A.	1/04/18	(1,658)
USD	45,119	EUR	38,000	Citibank N.A.	1/04/18	(492)
USD	349,691	EUR	293,000	Deutsche Bank AG	1/04/18	(1,997)
USD	596,137	CNH	3,956,262	Barclays Bank PLC	1/16/18	(10,641)
USD	1,060,399	EUR	892,877	Barclays Bank PLC	1/16/18	(12,136)
USD	2,482,071	HKD	19,385,220	Citibank N.A.	1/16/18	(117)
USD	3,351,719	JPY	377,553,708	JPMorgan Chase Bank N.A.	1/16/18	(2,147)

30	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,817,878	EUR	41,220,000	Bank of America N.A.	1/22/18	$(714,919)
USD	11,369,520	EUR	9,600,000	Bank of America N.A.	1/22/18	(166,502)
USD	7,560,561	GBP	5,640,000	Bank of America N.A.	1/22/18	(60,735)
USD	1,501,388	GBP	1,120,000	Bank of America N.A.	1/22/18	(12,061)
USD	147,532	GBP	110,000	Barclays Bank PLC	1/22/18	(1,110)

						(984,515)
Net Unrealized Depreciation						$(977,037)

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Energy Select Sector SPDR ETF	650	1/19/18	USD	73.00	USD	4,697	$42,575
EURO STOXX 50 Index	300	1/19/18	EUR	3,750.00	EUR	10,512	720
EURO STOXX 50 Index	260	1/19/18	EUR	3,700.00	EUR	9,110	1,872
EURO STOXX 50 Index	100	1/19/18	EUR	3,725.00	EUR	3,504	480
SPDR S&P 500 ETF Trust	420	1/19/18	USD	264.00	USD	11,208	169,890
SPDR S&P Oil & Gas Explore & Production ETF	700	1/19/18	USD	40.00	USD	2,603	10,150
SPDR S&P Oil & Gas Explore & Production ETF	510	1/19/18	USD	35.00	USD	1,896	126,735
EURO STOXX 50 Index	125	2/16/18	EUR	3,675.00	EUR	4,380	8,999
EURO STOXX 50 Index	125	2/16/18	EUR	3,775.00	EUR	4,380	1,800
EURO STOXX 50 Index	10	2/16/18	EUR	3,600.00	EUR	350	2,244
iShares MSCI Emerging Markets Index ETF	810	2/16/18	USD	47.00	USD	3,817	89,100
Energy Select Sector SPDR ETF	750	3/16/18	USD	71.00	USD	5,420	219,750
iShares MSCI Emerging Markets Index ETF	970	3/16/18	USD	48.00	USD	4,571	88,270
SPDR S&P 500 ETF Trust	165	3/16/18	USD	266.00	USD	4,403	90,007
SPDR S&P 500 ETF Trust	150	3/16/18	USD	268.00	USD	4,003	62,250
SPDR S&P 500 ETF Trust	80	3/16/18	USD	261.00	USD	2,135	74,320
Put
Euro STOXX Banks Index	31	1/19/18	EUR	132.50	EUR	202	5,579
Total							$994,741

OTC Credit Default Swaptions Purchased
								Notional
	Received by the Fund		Paid by the Fund			Expiration	Exercise	Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Price	(000)		Value
Call
Sold protection on 5-Year Credit Default Swaps, 12/20/2022	CDX.NA.HY.29.V1	Quarterly	5.00%	Quarterly	Bank of America N.A.	1/17/18	107.50	USD	20,000	$141,238
Put
Sold protection on 5-Year Credit Default Swaps, 12/20/2022	CDX.NA.HY.29.V1	Quarterly	5.00%	Quarterly	Bank of America N.A.	1/17/18	107.00	USD	20,000	18,945
Total										$160,183

BLACKROCK FUNDS II	DECEMBER 31, 2017	31

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

OTC Interest Rate Swaptions Purchased
								Notional
	Received by the Fund		Paid by the Fund			Expiration	Exercise	Amount

Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)		Value
Put
5-Year Interest Rate Swap, 10/10/2023	3-month LIBOR	Quarterly	2.50%	Semi-Annual	Bank of America N.A.	10/05/18	2.50%	USD	50,000	$298,523
30-Year Interest Rate Swap, 6/10/2049	3-month LIBOR	Quarterly	3.50%	Semi-Annual	Goldman Sachs Bank USA	6/06/19	3.50%	USD	5,070	43,474
30-Year Interest Rate Swap, 6/10/2049	3-month LIBOR	Quarterly	3.50%	Semi-Annual	JPMorgan Chase Bank N.A.	6/06/19	3.50%	USD	4,410	37,815
Total										$379,812

OTC Credit Default Swaptions Written
	Received by the Fund		Paid by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Credit Rating[1]	Exercise Price	Notional Amount (000)[2]		Value
Put
Sold protection on 5-Year Credit Default Swaps, 12/20/2022	CDX.NA.HY.29.V1	Quarterly	5.00%	Quarterly	Bank of America N.A.	1/17/18	B+	103.00	USD	40,000	$(12,077)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Received	Unrealized Depreciation
ITRAXX.EUR.28.V1	1.00%	Quarterly	12/20/22	EUR 3,000	$(98,821)	$(90,887)	$(7,934)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC	USD	70	$ (2,668)	$ (2,300)	$ (368)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	B+	USD	5,000	422,559	387,267	35,292
Total							$419,891	$384,967	$34,924

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

32	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Centrally Cleared Interest Rate Swaps
					Notional			Upfront
Paid by the Fund		Received by the Fund		Termination	Amount			Premium	Unrealized
Rate	Frequency	Rate	Frequency	Date	(000)		Value	Paid	Depreciation
3-month LIBOR	Quarterly	2.04%	Semi-annual	10/10/22	USD	15,650	$(112,125)	$195	$(112,320)

OTC Credit Default Swaps — Buy Protection
Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kingdom of Thailand	1.00%	Quarterly	Barclays Bank PLC	6/20/21	USD	500	$(11,794)	$ (475)	$(11,319)
Kingdom of Thailand	1.00%	Quarterly	Citibank N.A.	6/20/21	USD	140	(3,302)	(174)	(3,128)
Kingdom of Thailand	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/21	USD	180	(4,247)	(105)	(4,142)
Kingdom of Thailand	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/21	USD	180	(4,246)	(45)	(4,201)
People’s Republic of China	1.00%	Quarterly	Bank of America N.A.	6/20/22	USD	218	(5,138)	(1,611)	(3,527)
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	500	(11,810)	(4,016)	(7,794)
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	151	(3,562)	(1,181)	(2,381)
People’s Republic of China	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/22	USD	132	(3,111)	(1,209)	(1,902)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank PLC	12/20/22	USD	169	25,491	22,098	3,393
CenturyLink, Inc.	1.00%	Quarterly	Goldman Sachs Bank USA	12/20/22	USD	172	25,944	23,068	2,876
Total							$4,225	$36,350	$(32,125)

OTC Credit Default Swaps — Sell Protection
Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation
Saipem SpA	5.00%	Quarterly	Credit Suisse International	6/20/22	BB+	EUR	100	$16,434	$ 6,506	$ 9,928
Tata Motors Ltd.	5.00%	Quarterly	Barclays Bank PLC	6/20/22	BB+	EUR	50	9,857	8,766	1,091
Tata Motors Ltd.	5.00%	Quarterly	Credit Suisse International	6/20/22	BB+	EUR	60	11,828	10,626	1,202
Commerzbank AG	1.00%	Quarterly	Citibank N.A.	12/20/22	Not Rated	EUR	100	(1,572)	(2,080)	508
Total								$36,547	$23,818	$12,729

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS II	DECEMBER 31, 2017	33

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

      OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Reference Entity	Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Received	Unrealized Appreciation
3-month EURIBOR	Quarterly	iBoxx EUR Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	3/20/18	EUR 30,000	$120,309	—	$120,309

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

34	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$45,966,978	$2,500,000	$48,466,978
Common Stocks[1]	$111,653	28,433	12,774	152,860
Corporate Bonds[1]	—	242,838,209	—	242,838,209
Floating Rate Loan Interests[1]	—	110,549,244	3,972,645	114,521,889
Foreign Agency Obligations	—	9,368,176	—	9,368,176
Foreign Government Obligations	—	4,145,451	—	4,145,451
Investment Companies	4,999,998	—	—	4,999,998
Non-Agency Mortgage-Backed Securities	—	13,042,745	1,868,908	14,911,653
Preferred Securities[1]	—	41,645,036	—	41,645,036
Short-Term Securities	26,541,421	—	—	26,541,421
Options Purchased:
Credit contracts	—	160,183	—	160,183
Equity contracts	994,741	—	—	994,741
Interest rate contracts	—	379,812	—	379,812
Unfunded Floating Rate Loan Interests[2]	—	189	—	189

Subtotal	$32,647,813	$468,124,456	$8,354,327	$509,126,596

Investments Valued at NAV[3]:				48,177

Total Investments				$509,174,773

Derivative Financial Instruments[4]
Assets:
Credit contracts	—	$54,290	—	$54,290
Foreign currency exchange contracts	—	7,478	—	7,478
Interest rate contracts	$230,702	120,309	—	351,011
Liabilities:
Credit contracts	—	(58,773)	—	(58,773)
Foreign currency exchange contracts	—	(984,515)	—	(984,515)
Interest rate contracts	(125,627)	(112,320)	—	(237,947)

Total	$105,075	$(973,531)	—	$(868,456)

[1]	See above Schedule of Investments for values in each industry.

[2]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

[3]

As of December 31, 2017, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[4]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended December 31, 2017, there were no transfers between Level 1 and Level 2.

BLACKROCK FUNDS II	DECEMBER 31, 2017	35

Schedule of Investments (concluded)	BlackRock Credit Strategies Income Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of September 30, 2017	$1,000,000	$12,910	$4,204,035	$1,363,073	$352	$6,580,370
Transfers into Level 3	—	—	843,179	—	—	843,179
Transfers out of Level 3	(1,000,000)	—	(1,492,068)	(444,089)	—	(2,936,157)
Accrued discounts/premiums	—	—	2,306	3,077	—	5,383
Net realized gain (loss)	—	—	(13,493)	—	176	(13,317)
Net change in unrealized appreciation (depreciation)[1]	—	(136)	4,218	(28,510)	139,866	115,438
Purchases	2,500,000	—	1,331,992	975,357	—	4,807,349
Sales	—	—	(907,524)	—	(140,394)	(1,047,918)

Closing Balance, as of December 31, 2017	$2,500,000	$12,774	$3,972,645	$1,868,908	—	$8,354,327

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017[1]	—	$(136)	$(8,030)	$(28,510)	—	$(36,676)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

36	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments December 31, 2017 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.2%
Credit Suisse Mortgage Capital Trust, Series 2017-CALI, Class A, 3.43%, 11/10/32 (a)	USD	1,010	$1,033,851

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 13.2%
Fannie Mae:
Series 1996-48, Class Z, 7.00%, 11/25/26		322	352,053
Series 2011-8, Class ZA, 4.00%, 2/25/41		3,163	3,317,473
Series 2017-76, Class PB, 3.00%, 10/25/57		1,125	1,069,444
Freddie Mac:
Series 3745, Class ZA, 4.00%, 10/15/40		329	355,393
Series 3780, Class ZA, 4.00%, 12/15/40		620	668,220
Series 4253, Class DZ, 4.75%, 9/15/43 (b)		1,571	1,748,956
Series 4325, Class ZX, 4.50%, 4/15/44		2,240	2,524,910
Series 4384, Class LB, 3.50%, 8/15/43		1,500	1,544,105
Ginnie Mae:
Series 2002-45, Class PG, 6.00%, 3/17/32		208	208,443
Series 2009-122, Class PY, 6.00%, 12/20/39		1,000	1,091,778
Series 2009-31, Class PT, 3.75%, 5/20/39 (c)		389	398,979
Series 2013-149, Class MA, 2.50%, 5/20/40		16,005	15,817,808
Series 2014-107, Class WX, 6.78%, 7/20/39 (c)		1,974	2,249,945
Series 2015-103, Class B, 6.90%, 1/20/40 (c)		8,672	9,896,796
Series 2015-187, Class C, 5.23%, 3/20/41 (c)		14,430	15,969,534
Series 2015-55, Class A, 5.40%, 3/16/36 (c)		12,948	14,305,000

			71,518,837
Interest Only Collateralized Mortgage Obligations — 0.8%
Fannie Mae:
Series 2011-100, Class S, (1 mo. LIBOR US + 6.45%), 4.90%, 10/25/41 (d)		1,599	249,209
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 4.70%, 9/25/45 (d)		13,545	2,197,392
Series 2016-64, Class BI, 5.00%, 9/25/46		3,693	762,485
Freddie Mac, Series 4611, Class BS, (1 mo. LIBOR + 6.10%), 4.62%, 6/15/41 (d)		6,937	1,023,284

			4,232,370
Interest Only Commercial Mortgage-Backed Securities — 1.7%
Fannie Mae:
Series 2015-M1, Class X2, 0.55%, 9/25/24 (c)		43,631	1,365,845
Series 2016-M4, Class X2, 2.70%, 1/25/39 (c)		5,815	660,164
Freddie Mac:
Series K064, Class X1, 0.69%, 3/25/27 (c)		13,173	626,810
Series K721, Class X1, 0.34%, 8/25/22 (c)		73,998	967,833
Series KC01, Class X1, 0.71%, 12/25/22 (c)		10,958	240,324

U.S. Government Sponsored Agency Securities		Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae:
Series 2016-110, Class IO, 1.04%, 5/16/58 (c)	USD	5,137		417,585
Series 2016-22, Class IO 0.81%, 11/16/55 (c)		22,821		1,321,939
Series 2017-168, Class IO, 0.66%, 12/16/59 (c)		6,309		426,056
Series 2017-53, Class IO, 0.69%, 12/15/56 (c)		21,056		1,330,421
Series 2017-54, Class IO, 0.68%, 12/31/49 (c)		5,369		359,972
Series 2017-61, Class IO, 0.77%, 10/16/56 (c)		4,877		397,596
Series 2017-64, Class IO, 0.72%, 10/16/56 (c)		3,438		238,461
Series 2017-72, Class IO, 0.68%, 4/16/57 (c)		12,249		824,196

				9,177,202
Mortgage-Backed Securities — 198.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/31-1/01/33 (e)		5,468		5,459,379
3.00%, 1/01/33-1/01/48 (e)(f)		177,176		177,833,333
3.40%, 4/01/41		173		174,055
3.50%, 1/01/33-11/01/46 (e)(f)		26,261		27,141,638
4.00%, 7/01/43-1/01/48 (e)(f)		9,593		10,080,322
4.45%, 3/01/36-6/01/36		954		986,164
4.50%, 1/01/48 (e)		2,700		2,872,547
4.94%, 1/01/35-5/01/35		309		316,987
5.00%, 1/01/21-4/01/36		2,679		2,900,643
5.18%, 7/01/34		80		81,674
5.20%, 8/01/34-9/01/34		303		311,157
5.25%, 7/01/37-9/01/37		1,867		1,988,560
5.50%, 12/01/32-4/01/35		216		238,947
5.54%, 1/01/35		81		83,364
5.75%, 4/01/37-6/01/37		806		870,505
5.80%, 7/01/34		52		53,512
5.94%, 9/01/34		83		86,492
6.50%, 9/01/28-8/01/35		3,214		3,597,832
Freddie Mac Mortgage-Backed Securities:
3.00%, 6/01/35-1/01/48 (e)		2,311		2,346,874
3.50%, 9/01/20-1/01/48 (e)		1,976		2,031,349
4.00%, 4/01/19-5/01/26		463		479,945
5.00%, 5/01/35-12/01/38		143		155,657
5.65%, 5/01/37-12/01/37		1,394		1,532,066
5.75%, 8/01/37-4/01/38		1,915		2,114,789
7.50%, 2/01/27-3/01/27		2		2,371
9.00%, 12/01/19		—	(g)	25
Ginnie Mae Mortgage-Backed Securities:
2.50%, 1/15/48 (e)		9,380		9,159,424
3.00%, 5/15/42-1/15/48 (e)		115,056		116,169,125
3.50%, 4/15/41-1/15/48 (e)		295,363		305,817,315
3.50%, 5/20/42 (f)		58,442		60,741,976
4.00%, 7/15/42-1/15/48 (e)		167,569		174,772,943
4.50%, 12/15/34-1/15/48 (e)		60,978		64,624,090
5.00%, 9/15/28-4/20/42		47,355		51,433,948
5.30%, 12/15/36-4/15/37		483		526,074
5.50%, 3/15/32-12/15/34		11,778		13,075,344
5.64%, 2/15/37-6/15/37		2,993		3,322,245
5.65%, 5/20/37-6/20/38		2,481		2,699,985
5.75%, 8/20/37-9/20/38		2,611		2,849,861
5.80%, 11/15/36-3/15/37		2,691		2,995,689

BLACKROCK FUNDS II	DECEMBER 31, 2017	1

Schedule of Investments (continued)	BlackRock GNMA Portfolio

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (continued)
6.00%, 3/20/28-1/15/39	USD	15,574	$17,434,417
6.50%, 9/20/27-10/20/40		6,027	6,700,001
7.00%, 3/20/24-5/20/27		35	37,196
7.50%, 4/20/23-10/20/25		4	4,021
8.00%, 5/15/21-5/15/30		95	99,099
8.50%, 3/15/19-2/15/25		29	29,009
9.00%, 10/15/19-10/15/21		19	19,044
9.50%, 6/15/18-9/15/22		25	25,104

			1,076,276,097
Total U.S. Government Sponsored Agency Securities — 213.9%			1,161,204,506

U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes, 1.50%, 8/15/26		550	511,715
Total Long-Term Investments (Cost — $1,165,882,613) — 214.2%			1,162,750,072

Short-Term Securities	Shares
Money Market Funds — 3.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (h)(i)		20,268,559	20,268,559
Total Short-Term Securities (Cost — $20,268,559) — 3.7%			20,268,559

Options Purchased
(Cost — $486,476) — 0.1%			490,170
Total Investments Before TBA Sale Commitments and Options Written (Cost — $1,186,637,648) — 218.0%			1,183,508,801

TBA Sale Commitments(e)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/48	USD	165,063	$(164,955,338)
3.50%, 1/01/48		13,085	(13,434,616)
4.00%, 1/01/48		9,510	(9,938,360)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/48		20,175	(20,357,836)
3.50%, 1/15/48		153,173	(158,342,589)
4.00%, 1/15/48		47,087	(49,084,520)
Total TBA Sale Commitments (Proceeds — $416,080,101) — (76.7)%			(416,113,259)

Options Written
(Premiums Received — $37,664) — (0.0)%			(43,800)
Total Investments Net of TBA Sale Commitments and Options Written — 141.3%			767,351,742
Liabilities in Excess of Other Assets — (41.3)%			(224,431,179)

Net Assets — 100.0%			$542,920,563

Notes to Schedule of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Floating rate security. Rate shown is the rate in effect as of period end.

2	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock GNMA Portfolio

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(77,385)	$ 84
BNP Paribas Securities Corp.	$885,379	$ (1,305)
Citigroup Global Markets, Inc.	$46,974,092	$(612,016)
Credit Suisse Securities (USA) LLC	$57,522,838	$ (81,557)
Deutsche Bank Securities, Inc.	$(523,027)	$ 398
Goldman Sachs & Co.	$(22,637,607)	$ (85,168)
J.P. Morgan Securities LLC	$(55,499,327)	$ 67,155
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$57,928,514	$(401,308)
Mizuho Securities USA LLC	$(7,553,667)	$ 458
Morgan Stanley & Co. LLC	$55,418,867	$(148,067)
Nomura Securities International, Inc.	$(2,815,091)	$ (5,181)
RBC Capital Markets, LLC	$(3,173,146)	$ (5,554)

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	Amount is less than $500.

(h)	Annualized 7-day yield as of period end.

(i)

During the period ended December 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at September 30, 2017	Net Activity	Shares Held at December 31, 2017	Value at December 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	16,697,387	3,571,172	20,268,559	$20,268,559	$59,189	$29	—

(a) Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.62%	12/11/17	1/11/18	$1,515,400	$1,516,423	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.62%	12/11/17	1/11/18	2,300,600	2,302,153	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.62%	12/11/17	1/11/18	2,623,100	2,624,871	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.62%	12/11/17	1/11/18	2,632,300	2,634,077	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.62%	12/11/17	1/11/18	2,688,300	2,690,115	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.62%	12/11/17	1/11/18	3,860,700	3,863,306	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.62%	12/11/17	1/11/18	4,777,500	4,780,725	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.62%	12/11/17	1/11/18	4,926,700	4,930,026	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.62%	12/11/17	1/11/18	7,493,200	7,498,258	U.S. Government Sponsored Agency Securities	Up to 30 Days

BLACKROCK FUNDS II	DECEMBER 31, 2017	3

Schedule of Investments (continued)	BlackRock GNMA Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.62%	12/11/17	1/11/18	7,569,000	7,574,109	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.62%	12/11/17	1/11/18	15,376,200	15,386,579	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	1.62%	12/11/17	1/11/18	39,957,200	39,984,171	U.S. Government Sponsored Agency Securities	Up to 30 Days
Total				$95,720,200	$95,784,813

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	6	March 2018	$918	$ (1,927)
Euro Dollar	230	December 2018	56,267	(9,288)
Euro Dollar	100	March 2020	24,415	(45,752)

				(56,967)

Short Contracts
Euro Dollar	11	March 2018	2,702	6,079
U.S. Treasury Notes (10 Year)	148	March 2018	18,359	51,379
U.S. Ultra Treasury Bonds	5	March 2018	838	(3,728)
U.S. Treasury Notes (2 Year)	33	March 2018	7,066	15,130
U.S. Treasury Notes (5 Year)	544	March 2018	63,193	224,363
Euro Dollar	1	June 2018	245	374
Euro Dollar	10	September 2018	2,449	8,862
Euro Dollar	1	March 2019	244	461
Euro Dollar	5	June 2019	1,222	4,981
Euro Dollar	1	September 2019	244	411
Euro Dollar	234	December 2019	57,137	8,860

				317,172
Total				$260,205

Exchanged-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Put
U.S. Treasury Notes (10 Year)	147	1/26/18	USD 123.00	USD 1,823,489	$18,375
Euro Dollar 90-Day Futures	438	3/16/18	USD 97.75	USD 10,693,770	169,725
Total					$188,100

4	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock GNMA Portfolio

OTC Interest Rate Swaptions Purchased
								Notional
	Received by the Fund Paid by the Fund					Expiration	Exercise	Amount

Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)		Value
Put
5-Year Interest Rate Swap, 10/18/23	3-month LIBOR	Quarterly	2.50%	Semi-Annual	Citibank N.A.	10/16/18	2.50%	USD	48,700	$302,070

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Euro Dollar 90-Day Futures	438	3/16/18	USD	97.50	USD	10,693,770	$(43,800)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid	Unrealized Depreciation
Rate	Frequency	Rate	Frequency
3-month LIBOR	Quarterly	1.84%	Semi-Annual	8/23/22	USD	4,500	$ (53,684)	$ 76	$ (53,760)
3-month LIBOR	Quarterly	1.88%	Semi-Annual	9/18/22	USD	2,700	(29,326)	46	(29,372)
3-month LIBOR	Quarterly	1.98%	Semi-Annual	9/22/22	USD	6,550	(42,556)	113	(42,669)
3-month LIBOR	Quarterly	2.23%	Semi-Annual	12/20/22	USD	3,800	(535)	68	(603)

Total							$(126,101)	$303	$(126,404)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS II	DECEMBER 31, 2017	5

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Non-Agency Mortgage-Backed Securities	—	$1,033,851	—	$1,033,851
U.S. Government Sponsored Agency Securities	—	1,159,455,550	$1,748,956	1,161,204,506
U.S. Treasury Obligations	—	511,715	—	511,715
Short-Term Securities	$20,268,559	—	—	20,268,559
Options Purchased:
Interest rate contracts	188,100	302,070	—	490,170
Liabilities:
Investments:
TBA Sale Commitments	—	(416,113,259)	—	(416,113,259)

Total	$20,456,659	$745,189,927	$1,748,956	$767,395,542

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$320,900	—	—	$320,900
Liabilities:
Interest rate contracts	(104,495)	$(126,404)	—	(230,899)

Total	$216,405	$(126,404)	—	$90,001

[1]

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $95,784,813 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2017, there were no transfers between levels.

6	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments December 31, 2017 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Adagio V CLO DAC, Series V-X, Class E, (3 mo. EURIBOR + 6.700%), 6.70%, 10/15/29 (a)	EUR	820	$1,006,651
AIMCO CLO, Series 2015-AA, Class E, (3 mo. LIBOR US + 7.820%), 9.18%, 1/15/28 (a)(b)	USD	1,000	1,000,121
Allegro CLO II Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.850%), 5.21%, 1/21/27 (a)(b)		4,200	4,208,048
Allegro CLO VI Ltd.:
Series 2017-2A, Class A, (3 mo. LIBOR US + 1.130%), 0.00%, 1/16/30 (a)(b)(c)		4,400	4,400,000
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.500%), 0.00%, 1/16/30 (a)(b)(c)		1,000	1,000,000
Series 2017-2A, Class C, (3 mo. LIBOR US + 1.800%), 0.00%, 1/16/30 (a)(b)(c)		2,000	2,000,000
Series 2017-2A, Class D, (3 mo. LIBOR US + 2.750%), 0.00%, 1/16/30 (a)(b)(c)		1,940	1,940,000
ALM VI Ltd.:
Series 2012-6A, Class B1RR, (3 mo. LIBOR US + 2.050%), 3.41%, 7/15/26 (a)(b)		5,000	5,038,619
Series 2012-6A, Class CRR, (3 mo. LIBOR US + 3.200%), 4.56%, 7/15/26 (a)(b)		4,630	4,695,553
Series 2012-6A, Class DRR, (3 mo. LIBOR US + 5.450%), 6.81%, 7/15/26 (a)(b)		6,500	6,553,316
ALM VII Ltd.:
Series 2012-7A, Class BR, (3 mo. LIBOR US + 2.500%), 3.86%, 10/15/28 (a)(b)		7,000	7,096,297
Series 2012-7A, Class CR, (3 mo. LIBOR US + 3.850%), 5.21%, 10/15/28 (a)(b)		5,500	5,581,014
ALM VII R Ltd., Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.700%), 4.06%, 10/15/28 (a)(b)		1,000	1,022,384
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class BR, (3 mo. LIBOR US + 2.750%), 4.11%, 10/15/27 (a)(b)		1,000	1,010,350
Series 2013-7R2A, Class CR, (3 mo. LIBOR US + 4.100%), 5.46%, 10/15/27 (a)(b)		1,000	1,017,504
ALM VIII Ltd., Series 2013-8A, Class CR, (3 mo. LIBOR US + 3.950%), 5.31%, 10/15/28 (a)(b)		2,750	2,792,779
ALM XII Ltd.:
Series 2015-12A, Class BR, (3 mo. LIBOR US + 2.050%), 3.41%, 4/16/27 (a)(b)		3,250	3,273,338
Series 2015-12A, Class C1R, (3 mo. LIBOR US + 3.200%), 4.56%, 4/16/27 (a)(b)		3,500	3,520,493
ALM XIV Ltd., Series 2014-14A, Class C, (3 mo. LIBOR US + 3.450%), 4.83%, 7/28/26 (a)(b)		2,650	2,650,383
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class BR, (3 mo. LIBOR US + 2.050%), 3.41%, 7/15/27 (a)(b)		1,000	1,007,614
Series 2015-16A, Class C1R, (3 mo. LIBOR US + 3.200%), 4.56%, 7/15/27 (a)(b)		7,000	7,105,670
Series 2015-16A, Class D, (3 mo. LIBOR US + 5.350%), 6.71%, 7/15/27 (a)(b)		3,750	3,768,218
ALM XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 7.600%), 8.96%, 7/15/27 (a)(b)		1,000	1,034,119
AMMC CLO 15 Ltd., Series 2014-15A, Class D, (3 mo. LIBOR US + 4.200%), 5.74%, 12/09/26 (a)(b)		2,500	2,558,133
AMMC CLO 16 Ltd., Series 2015-16A, Class DR, (3 mo. LIBOR US + 3.550%), 4.91%, 4/14/29 (a)(b)		2,500	2,535,172

Asset-Backed Securities		Par (000)	Value
AMMC CLO 18 Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 5.000%), 6.46%, 5/26/28 (a)(b)	USD	1,000	$1,015,579
AMMC CLO 19 Ltd.:
Series 2016-19A, Class C, (3 mo. LIBOR US + 2.800%), 4.16%, 10/15/28 (a)(b)		838	850,915
Series 2016-19A, Class D, (3 mo. LIBOR US + 3.750%), 5.11%, 10/15/28 (a)(b)		1,000	1,021,262
AMMC CLO 20 Ltd., Series 2017-20A, Class E, (3 mo. LIBOR US + 5.810%), 7.16%, 4/17/29 (a)(b)		1,000	994,930
AMMC CLO XII Ltd., Series 2013-12A, Class CR, (3 mo. LIBOR US + 1.900%), 3.31%, 11/10/30 (a)(b)		2,000	2,002,956
Anchorage Capital CLO 4 Ltd., Series 2014-4A, Class CR, (3 mo. LIBOR US + 3.400%), 4.78%, 7/28/26 (a)(b)		5,250	5,288,854
Anchorage Capital CLO 5 Ltd., Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.200%), 3.56%, 10/15/26 (a)(b)		2,000	2,000,044
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class CR, (3 mo. LIBOR US + 2.400%), 3.76%, 7/15/30 (a)(b)		2,300	2,347,842
Series 2015-6A, Class DR, (3 mo. LIBOR US + 3.550%), 4.91%, 7/15/30 (a)(b)		3,250	3,298,035
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 3.06%, 10/15/27 (a)(b)		3,625	3,631,387
Series 2015-7A, Class ER, (3 mo. LIBOR US + 5.600%), 6.96%, 10/15/27 (a)(b)		3,000	3,003,003
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class D, (3 mo. LIBOR US + 4.200%), 5.58%, 7/28/28 (a)(b)		1,500	1,520,798
Anchorage Capital CLO 9 Ltd.:
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.000%), 5.36%, 1/15/29 (a)(b)		1,000	1,021,344
Series 2016-9A, Class E, (3 mo. LIBOR US + 7.250%), 8.61%, 1/15/29 (a)(b)		1,000	1,042,703
Anchorage Capital CLO Ltd.:
Series 2012-1A, Class DR, (3 mo. LIBOR US + 7.250%), 8.61%, 1/13/27 (a)(b)		1,000	1,006,473
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.200%), 4.56%, 10/13/30 (a)(b)		1,250	1,273,884
Series 2014-3A, Class C, (3 mo. LIBOR US + 3.500%), 4.88%, 4/28/26 (a)(b)		1,000	1,002,542
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 0.00%, 1/15/30 (a)(b)(c)		2,000	2,000,000
Apidos CLO, Series 2015-20A, Class BR, (3 mo. LIBOR US + 2.600%), 3.96%, 1/16/27 (a)(b)		1,000	1,002,495
Apidos CLO XII, Series 2013-12A, Class D, (3 mo. LIBOR US + 3.050%), 4.41%, 4/15/25 (a)(b)		1,000	1,001,893
Apidos CLO XVI, Series 2013-16A, Class CR, (3 mo. LIBOR US + 3.000%), 4.36%, 1/19/25 (a)(b)		3,500	3,513,125
Apidos CLO XVIII, Series 2014-18A, Class CR, (3 mo. LIBOR US + 3.250%), 4.61%, 7/22/26 (a)(b)		1,850	1,874,121
Apidos CLO XXI, Series 2015-21A, Class C, (3 mo. LIBOR US + 3.550%), 4.90%, 7/18/27 (a)(b)		1,000	1,010,044
Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 7.36%, 10/20/27 (a)(b)		1,000	1,017,404
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 7.31%, 1/14/27 (a)(b)		2,000	2,030,061

BLACKROCK FUNDS II	DECEMBER 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Aqueduct European CLO DAC, Series 2017-2X, Class E, (3 mo. EURIBOR + 4.400%), 0.10%, 10/15/30 (a)(c)	EUR	884	$1,028,844
Arbour CLO IV DAC, Series 4X, Class E, (3 mo. EURIBOR + 5.600%), 5.60%, 1/15/30 (a)		917	1,119,490
Ares European CLO VIII BV, Series 8X, Class E, 6.35%, 2/17/30 (d)		700	862,045
Ares XLI CLO Ltd., Series 2016-41A, Class D, (3 mo. LIBOR US + 4.200%), 5.56%, 1/15/29 (a)(b)	USD	450	464,731
Ares XLIV CLO Ltd.:
Series 2017-44A, Class C, (3 mo. LIBOR US + 3.450%), 4.76%, 10/15/29 (a)(b)		1,000	1,021,303
Series 2017-44A, Class D, (3 mo. LIBOR US + 6.550%), 7.86%, 10/15/29 (a)(b)		1,000	1,028,233
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, 0.00%, 1/15/30 (b)(c)(d)		2,000	1,920,000
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.750%), 5.13%, 7/28/29 (a)(b)		1,000	1,026,742
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.250%), 4.60%, 10/17/24 (a)(b)		1,650	1,657,499
Ares XXXII CLO Ltd.:
Series 2014-32A, Class BR, (3 mo. LIBOR US + 2.250%), 3.67%, 11/15/25 (a)(b)		2,000	2,013,102
Series 2014-32A, Class CR, (3 mo. LIBOR US + 3.450%), 4.87%, 11/15/25 (a)(b)		1,000	1,004,951
Ares XXXIII CLO Ltd.:
Series 2015-1A, Class B2R, (3 mo. LIBOR US + 2.800%), 4.29%, 12/05/25 (a)(b)		1,000	1,022,305
Series 2015-1A, Class CR, (3 mo. LIBOR US + 4.200%), 5.69%, 12/05/25 (a)(b)		4,750	4,871,550
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, (3 mo. LIBOR US + 7.250%), 8.60%, 7/18/28 (a)(b)		2,500	2,570,966
Ares XXXVII CLO Ltd.:
Series 2015-4A, Class BR, (3 mo. LIBOR US + 1.800%), 3.16%, 10/15/30 (a)(b)		1,500	1,505,296
Series 2015-4A, Class CR, (3 mo. LIBOR US + 2.650%), 4.01%, 10/15/30 (a)(b)		2,850	2,872,197
Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.150%), 7.51%, 10/15/30 (a)(b)		4,000	4,085,104
Arrowpoint CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 4.680%), 6.10%, 11/15/28 (a)(b)		800	816,250
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 3.900%), 5.28%, 1/30/24 (a)(b)		2,000	2,010,288
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3LR, (3 mo. LIBOR US + 1.950%), 3.37%, 2/17/26 (a)(b)		1,900	1,902,326
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, (3 mo. LIBOR US + 3.600%), 4.96%, 10/15/26 (a)(b)		750	753,709
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class D, (3 mo. LIBOR US + 3.900%), 5.38%, 11/30/28 (a)(b)		1,250	1,271,041
Atrium VIII:
Series 8A, Class DR, (3 mo. LIBOR US + 4.000%), 5.36%, 10/23/24 (a)(b)		1,450	1,473,449
Series 8A, Class ER, (3 mo. LIBOR US + 7.250%), 8.61%, 10/23/24 (a)(b)		1,750	1,814,748
Series 8A, Class SUB, 0.00%, 10/23/24 (b)(d)		11,500	8,174,154
Atrium X, Series 10A, Class DR, (3 mo. LIBOR US + 3.000%), 4.36%, 7/16/25 (a)(b)		2,000	2,003,840

Asset-Backed Securities		Par (000)	Value
Avery Point IV CLO Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.350%), 3.72%, 4/25/26 (a)(b)	USD	1,000	$1,001,487
Avoca Capital CLO X Ltd., Series 10X, Class ER, (3 mo. EURIBOR + 6.050%), 6.05%, 1/15/30 (a)	EUR	800	991,298
Avoca CLO XVII DAC, Series 17X, Class E, (3 mo. EURIBOR + 5.950%), 5.95%, 1/15/30 (a)		1,279	1,539,585
Babson CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.550%), 7.91%, 4/23/27 (a)(b)	USD	1,100	1,123,646
Ballyrock CLO Ltd., Series 2016-1A, Class C, (3 mo. LIBOR US + 2.700%), 4.06%, 10/15/28 (a)(b)		2,750	2,788,127
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class CR, (3 mo. LIBOR US + 3.450%), 4.80%, 10/18/29 (a)(b)		3,250	3,306,789
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class C, (3 mo. LIBOR US + 3.900%), 5.26%, 1/20/28 (a)(b)		3,500	3,530,477
Benefit Street Partners CLO XII Ltd.:
Series 2017-12A, Class C, (3 mo. LIBOR US + 3.050%), 4.40%, 10/15/30 (a)(b)		2,000	2,025,313
Series 2017-12A, Class D, (3 mo. LIBOR US + 6.410%), 7.76%, 10/15/30 (a)(b)		2,000	2,013,147
Betony CLO Ltd.:
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.850%), 4.21%, 4/15/27 (a)(b)		1,000	1,003,278
Series 2015-1A, Class D, (3 mo. LIBOR US + 3.600%), 4.96%, 4/15/27 (a)(b)		3,000	3,029,248
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, (3 mo. LIBOR US + 3.450%), 4.81%, 7/15/26 (a)(b)		1,000	1,006,861
BlueMountain CLO Ltd.:
Series 2013-4A, Class DR, (3 mo. LIBOR US + 3.150%), 4.51%, 4/15/25 (a)(b)		1,000	1,006,319
Series 2015-1A, Class C, (3 mo. LIBOR US + 3.750%), 5.11%, 4/13/27 (a)(b)		1,250	1,262,518
Series 2015-4A, Class D2, (3 mo. LIBOR US + 4.050%), 5.41%, 1/20/27 (a)(b)		1,500	1,510,185
Series 2016-3A, Class E, (3 mo. LIBOR US + 6.850%), 8.27%, 11/15/27 (a)(b)		1,000	1,032,399
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, (3 mo. EURIBOR + 6.600%), 6.60%, 4/25/30 (a)	EUR	1,550	1,862,611
Bristol Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.250%), 8.61%, 4/15/29 (a)(b)	USD	1,000	1,029,355
Burnham Park CLO Ltd.:
Series 2016-1A, Class D, (3 mo. LIBOR US + 3.850%), 5.21%, 10/20/29 (a)(b)		1,250	1,269,946
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.850%), 8.21%, 10/20/29 (a)(b)		1,000	1,033,668
Cadogan Square CLO IX DAC, Series 9X, Class ENE, 4.90%, 7/15/30 (d)	EUR	551	656,398
Cadogan Square CLO VII BV, Series 7X, Class E, (3 mo. EURIBOR + 6.000%), 6.00%, 5/25/29 (a)		2,600	3,157,646
Canyon Capital CLO Ltd.:
Series 2016-1A, Class E, (3 mo. LIBOR US + 7.500%), 8.86%, 4/15/28 (a)(b)	USD	1,000	1,020,266
Series 2016-2A, Class E, (3 mo. LIBOR US + 6.750%), 8.11%, 10/15/28 (a)(b)		1,000	1,026,138
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class A1R, (3 mo. LIBOR US + 1.450%), 2.81%, 10/14/28 (a)(b)		6,500	6,549,360

2	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2012-3A, Class BR, (3 mo. LIBOR US + 2.500%), 3.86%, 10/14/28 (a)(b)	USD	3,000	$3,040,987
Series 2012-4A, Class C1R, (3 mo. LIBOR US + 2.600%), 3.96%, 1/20/29 (a)(b)		3,650	3,709,429
Series 2012-4A, Class DR, (3 mo. LIBOR US + 4.100%), 5.46%, 1/20/29 (a)(b)		1,000	1,022,795
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.350%), 4.76%, 8/14/30 (a)(b)		2,000	2,049,268
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.750%), 4.10%, 4/17/25 (a)(b)		1,500	1,503,087
Series 2014-3A, Class C1R, (3 mo. LIBOR US + 3.270%), 4.64%, 7/27/26 (a)(b)		1,000	1,012,836
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.000%), 3.36%, 4/20/27 (a)(b)		1,250	1,253,619
Series 2015-1A, Class DR, (3 mo. LIBOR US + 3.000%), 4.36%, 4/20/27 (a)(b)		3,500	3,508,948
Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.300%), 6.66%, 4/20/27 (a)(b)		3,750	3,772,357
Series 2015-2A, Class C, (3 mo. LIBOR US + 3.750%), 5.12%, 4/27/27 (a)(b)		1,250	1,254,321
Series 2015-2A, Class D, (3 mo. LIBOR US + 5.300%), 6.67%, 4/27/27 (a)(b)		1,500	1,512,148
Series 2015-3A, Class D, (3 mo. LIBOR US + 5.700%), 7.08%, 7/28/28 (a)(b)		825	838,269
Series 2015-4A, Class D, (3 mo. LIBOR US + 6.100%), 7.46%, 10/20/27 (a)(b)		1,200	1,231,771
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 9.86%, 10/20/27 (a)(b)		3,093	3,136,800
Series 2016-1A, Class C, (3 mo. LIBOR US + 4.900%), 6.26%, 4/20/27 (a)(b)		2,000	2,030,711
Series 2016-1A, Class D, (3 mo. LIBOR US + 7.600%), 8.96%, 4/20/27 (a)(b)		2,000	2,048,862
Series 2016-3A, Class C, (3 mo. LIBOR US + 4.000%), 5.36%, 10/20/29 (a)(b)		1,000	1,017,274
Carlyle Global Market Strategies Euro CLO DAC:
Series 2015-3X, Class D, (3 mo. EURIBOR + 5.550%), 5.55%, 1/15/29 (a)	EUR	1,600	1,921,396
Series 2016-1X, Class D, (3 mo. EURIBOR + 6.500%), 6.50%, 5/17/29 (a)		1,200	1,475,009
Carlyle U.S. CLO Ltd.:
Series 2017-1A, Class D, (3 mo. LIBOR US + 6.000%), 7.36%, 4/20/31 (a)(b)	USD	1,000	1,015,251
Series 2017-4A, Class C, (3 mo. LIBOR US + 2.800%), 4.29%, 1/15/30 (a)(b)		1,000	1,007,484
Series 2017-4A, Class D, (3 mo. LIBOR US + 6.150%), 7.64%, 1/15/30 (a)(b)		1,000	999,401
Catskill Park CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.700%), 5.06%, 4/20/29 (a)(b)		2,500	2,547,251
CBAM Ltd., Series 2017-3A, Class E1, (3 mo. LIBOR US + 6.500%), 7.87%, 10/17/29 (a)(b)		1,000	1,025,543
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (3 mo. LIBOR US + 3.650%), 5.01%, 7/23/30 (a)(b)		3,000	3,063,736
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1, (3 mo. LIBOR US + 1.610%), 2.96%, 7/17/28 (a)(b)		3,000	3,018,846
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class D, (3 mo. LIBOR US + 3.250%), 4.62%, 10/17/30 (a)(b)		3,695	3,756,629
Cent CLO 24 Ltd., Series 2015-24A, Class D2, (3 mo. LIBOR US + 6.780%), 8.14%, 10/15/26 (a)(b)		1,000	1,014,905
CIFC Funding Ltd.:
Series 2014-2A, Class A3LR, (3 mo. LIBOR US + 2.250%), 3.70%, 5/24/26 (a)(b)		2,545	2,551,559

Asset-Backed Securities		Par (000)	Value
Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.150%), 4.51%, 7/22/26 (a)(b)	USD	2,000	$2,013,438
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.400%), 2.75%, 1/17/27 (a)(b)		4,750	4,766,789
Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.700%), 4.05%, 1/17/27 (a)(b)		1,000	1,005,705
Series 2015-3A, Class E, (3 mo. LIBOR US + 6.050%), 7.41%, 10/19/27 (a)(b)		3,000	3,062,908
Series 2015-4A, Class C1, (3 mo. LIBOR US + 3.800%), 5.16%, 10/20/27 (a)(b)		1,750	1,776,608
Series 2015-5A, Class D, (3 mo. LIBOR US + 6.300%), 7.67%, 10/25/27 (a)(b)		1,000	1,020,481
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.500%), 4.86%, 4/23/29 (a)(b)		1,500	1,524,750
Cole Park CLO Ltd., Series 2015-1A, Class E, (3 mo. LIBOR US + 6.100%), 7.46%, 10/20/28 (a)(b)		1,000	1,021,511
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, (3 mo. EURIBOR + 5.700%), 5.70%, 4/23/30 (a)	EUR	1,600	1,960,520
Dewolf Park CLO Ltd.:
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.150%), 3.40%, 10/15/30 (a)(b)	USD	1,000	1,002,621
Series 2017-1A, Class E, (3 mo. LIBOR US + 6.200%), 7.45%, 10/15/30 (a)(b)		1,000	1,020,819
Dryden 31 Senior Loan Fund, Series 2014-31A, Class DR, (3 mo. LIBOR US + 3.350%), 4.70%, 4/18/26 (a)(b)		1,500	1,510,582
Dryden 36 Senior Loan Fund, Series 2014-36A, Class DR, (3 mo. LIBOR US + 4.240%), 5.60%, 1/15/28 (a)(b)		1,000	1,023,601
Dryden 37 Senior Loan Fund:
Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.100%), 2.46%, 1/15/31 (a)(b)(c)		3,000	3,000,000
Series 2015-37A, Class DR, (3 mo. LIBOR US + 2.500%), 3.86%, 1/15/31 (a)(b)(c)		2,000	2,000,000
Dryden 43 Senior Loan Fund, Series 2016-43A, Class E, (3 mo. LIBOR US + 7.250%), 8.61%, 7/20/29 (a)(b)		1,000	1,039,036
Dryden 50 Senior Loan Fund:
Series 2017-50A, Class C, (3 mo. LIBOR US + 2.250%), 3.51%, 7/15/30 (a)(b)		3,000	3,052,646
Series 2017-50A, Class E, (3 mo. LIBOR US + 6.260%), 7.52%, 7/15/30 (a)(b)		1,000	1,014,781
Elevation CLO Ltd., Series 2017-7A, Class C, (3 mo. LIBOR US + 1.900%), 3.50%, 7/15/30 (a)(b)		2,000	2,002,931
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30 (d)		700	860,794
Galaxy XIV CLO Ltd., Series 2012-14A, Class DR, (3 mo. LIBOR US + 4.300%), 5.72%, 11/15/26 (a)(b)		2,150	2,171,638
Gilbert Park CLO Ltd., Series 17-1A, Class E, (3 mo. LIBOR US + 6.400%), 7.76%, 10/15/30 (a)(b)		1,500	1,522,211
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, (3 mo. LIBOR US + 3.300%), 4.67%, 4/25/25 (a)(b)		1,500	1,509,576
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.070%), 2.60%, 1/19/31 (a)(b)(c)		3,375	3,375,000
Greywolf CLO V Ltd., Series 2015-1A, Class C, (3 mo. LIBOR US + 3.800%), 5.17%, 4/25/27 (a)(b)		2,000	2,005,385
Harvest CLO XVI DAC, Series 16X, Class E, (3 mo. EURIBOR + 6.400%), 6.40%, 10/15/29 (a)	EUR	1,125	1,361,625

BLACKROCK FUNDS II	DECEMBER 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Highbridge Loan Management Ltd.:
Series 5A-2015, Class C1R, (3 mo. LIBOR US + 2.100%), 3.48%, 1/29/26 (a)(b)	USD	4,250	$4,275,710
Series 5A-2015, Class C2R, (3 mo. LIBOR US + 2.100%), 3.48%, 1/29/26 (a)(b)		1,000	1,003,483
Series 5A-2015, Class D1R, (3 mo. LIBOR US + 3.300%), 4.68%, 1/29/26 (a)(b)		4,000	4,009,940
Series 6A-2015, Class D, (3 mo. LIBOR US + 3.650%), 5.04%, 5/05/27 (a)(b)		2,500	2,514,766
Series 8A-2016, Class D, (3 mo. LIBOR US + 4.850%), 6.21%, 4/20/27 (a)(b)		1,500	1,527,734
Series 8A-2016, Class E, (3 mo. LIBOR US + 7.900%), 9.26%, 4/20/27 (a)(b)		1,000	1,021,587
HPS Loan Management Ltd., Series 9A-2016, Class D2, (3 mo. LIBOR US + 6.450%), 7.81%, 7/19/27 (a)(b)		1,000	1,020,176
Jamestown CLO IV Ltd., Series 2014-4A, Class SUB, 0.00%, 7/15/26 (b)(d)		2,000	698,304
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 0.00%, 1/20/31 (a)(b)(c)		3,500	3,500,000
LCM XV LP, Series 15A, Class CR, (3 mo. LIBOR US + 2.400%), 3.76%, 7/20/30 (a)(b)		1,000	1,020,023
LCM XVIII LP:
Series 18A, Class D, (3 mo. LIBOR US + 3.800%), 5.16%, 4/20/27 (a)(b)		3,250	3,272,517
Series 18A, Class INC, 0.00%, 4/20/27 (b)(d)		2,565	1,502,908
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.700%), 3.39%, 1/17/30 (a)(b)		1,000	998,004
Madison Park Funding X Ltd.:
Series 2012-10A, Class DR, (3 mo. LIBOR US + 4.200%), 5.56%, 1/20/29 (a)(b)		5,000	5,122,298
Series 2012-10A, Class ER, (3 mo. LIBOR US + 7.620%), 8.98%, 1/20/29 (a)(b)		2,000	2,101,259
Madison Park Funding XIV Ltd., Series 2014-14A, Class DR, (3 mo. LIBOR US + 3.250%), 4.61%, 7/20/26 (a)(b)		4,221	4,255,538
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, (3 mo. LIBOR US + 6.450%), 7.81%, 1/22/28 (a)(b)		1,000	1,010,017
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.200%), 3.57%, 1/27/26 (a)(b)		1,000	1,002,887
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class C, (3 mo. LIBOR US + 3.700%), 5.06%, 4/20/26 (a)(b)		1,500	1,510,785
Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 6.86%, 4/20/26 (a)(b)		1,000	1,003,161
Mill Creek CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.750%), 9.11%, 4/20/28 (a)(b)		1,000	1,008,345
MP CLO VI Ltd.:
Series 2014-2A, Class CR, (3 mo. LIBOR US + 2.250%), 3.61%, 1/15/27 (a)(b)		1,000	1,001,193
Series 2014-2A, Class DR, (3 mo. LIBOR US + 3.500%), 4.86%, 1/15/27 (a)(b)		3,000	3,044,565
MP CLO VII Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.500%), 4.03%, 4/18/27 (a)(b)		2,750	2,738,771
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class ER, (3 mo. LIBOR US + 6.450%), 7.83%, 1/28/30 (a)(b)		1,000	1,015,772
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (3 mo. LIBOR US + 3.650%), 5.01%, 4/22/29 (a)(b)		1,500	1,532,465
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class BR, (3 mo. LIBOR US + 2.550%), 3.96%, 11/14/27 (a)(b)		1,500	1,517,783

Asset-Backed Securities		Par (000)	Value
Series 2014-18A, Class CR, (3 mo. LIBOR US + 4.250%), 5.66%, 11/14/27 (a)(b)	USD	3,250	$3,337,827
Series 2014-18A, Class DR, (3 mo. LIBOR US + 7.750%), 9.16%, 11/14/27 (a)(b)		1,000	1,044,994
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class D, (3 mo. LIBOR US + 2.500%), 4.22%, 1/15/28 (a)(b)(c)		1,000	1,000,000
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class E, (3 mo. LIBOR US + 7.000%), 8.36%, 4/20/27 (a)(b)		1,000	1,023,740
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class D, (3 mo. LIBOR US + 3.850%), 5.20%, 10/17/27 (a)(b)		3,750	3,805,950
Series 2016-22A, Class E, (3 mo. LIBOR US + 6.750%), 8.10%, 10/17/27 (a)(b)		3,000	3,098,227
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, (3 mo. LIBOR US + 6.580%), 7.93%, 10/17/27 (a)(b)		2,250	2,320,822
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class C, (3 mo. LIBOR US + 1.750%), 3.14%, 10/18/30 (a)(b)		1,000	1,001,439
Oak Hill Credit Partners XI Ltd., Series 2015-11A, Class E, (3 mo. LIBOR US + 6.700%), 8.06%, 10/20/28 (a)(b)		2,250	2,323,333
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, (3 mo. LIBOR US + 4.200%), 5.56%, 1/23/27 (a)(b)		1,950	1,961,195
OCP CLO Ltd.:
Series 2012-2A, Class DR, (3 mo. LIBOR US + 4.470%), 5.92%, 11/22/25 (a)(b)		1,000	1,018,364
Series 2015-8A, Class CR, (3 mo. LIBOR US + 2.800%), 0.00%, 4/17/27 (a)(b)		1,750	1,754,150
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.950%), 3.49%, 11/20/30 (a)(b)(c)		2,500	2,500,000
OCP Euro CLO DAC:
Series 2017-2X, Class E, (3 mo. EURIBOR + 5.000%), 5.04%, 1/15/32 (a)	EUR	1,347	1,588,528
Series 2017-2X, Class F, (3 mo. EURIBOR + 6.400%), 7.44%, 1/15/32 (a)		900	1,015,561
OCP Euro DAC, Series 2017-1X, Class E, (3 mo. EURIBOR + 5.350%), 5.35%, 6/18/30 (a)		1,700	2,051,540
Octagon Investment Partners 22 Ltd., Series 2014-1A, Class D1R, (3 mo. LIBOR US + 3.300%), 4.66%, 11/25/25 (a)(b)	USD	1,750	1,750,280
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class D, (3 mo. LIBOR US + 4.950%), 6.31%, 4/15/27 (a)(b)		1,000	1,013,564
Series 2016-1A, Class E, (3 mo. LIBOR US + 7.850%), 9.21%, 4/15/27 (a)(b)		2,500	2,559,273
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.100%), 8.46%, 7/15/27 (a)(b)		1,500	1,555,280
OCTAGON INVESTMENT PARTNERS 31 LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.300%), 7.66%, 7/20/30 (a)(b)		1,000	1,024,808
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.200%), 7.92%, 7/15/29 (a)(b)		2,500	2,541,893
Octagon Investment Partners 33 Ltd.:
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.850%), 3.25%, 1/20/31 (a)(b)		1,500	1,500,777
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.750%), 4.15%, 1/20/31 (a)(b)		1,750	1,758,091
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.680%), 3.05%, 10/25/25 (a)(b)		3,500	3,510,020
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 2.750%), 0.00%, 1/22/30 (a)(b)(c)		1,750	1,750,000

4	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (b)	USD	1,500	$1,505,249
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (3 mo. LIBOR US + 2.200%), 3.56%, 10/22/30 (a)(b)		3,000	3,047,080
OZLM Funding Ltd., Series 2012-1A, Class CR2, (3 mo. LIBOR US + 3.600%), 4.96%, 7/23/29 (a)(b)		1,000	1,023,871
OZLM IX Ltd., Series 2014-9A, Class CR, (3 mo. LIBOR US + 3.550%), 4.91%, 1/20/27 (a)(b)		2,000	2,006,371
OZLM XI Ltd.:
Series 2015-11A, Class BR, (3 mo. LIBOR US + 2.300%), 3.68%, 10/30/30 (a)(b)		4,000	4,050,448
Series 2015-11A, Class CR, (3 mo. LIBOR US + 3.600%), 4.98%, 10/30/30 (a)(b)		5,750	5,889,405
OZLM XII Ltd., Series 2015-12A, Class B, (3 mo. LIBOR US + 2.900%), 4.28%, 4/30/27 (a)(b)		1,500	1,514,656
OZLM XIII Ltd., Series 2015-13A, Class C, (3 mo. LIBOR US + 4.500%), 5.88%, 7/30/27 (a)(b)		1,500	1,536,545
OZLM XIV Ltd., Series 2015-14A, Class C, (3 mo. LIBOR US + 4.350%), 5.71%, 1/15/29 (a)(b)		3,000	3,005,527
OZLM XIX Ltd., Series 2017-19A, Class C, (3 mo. LIBOR US + 3.100%), 4.47%, 11/22/30 (a)(b)		1,250	1,268,366
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.900%), 0.00%, 1/20/31 (a)(b)		1,200	1,200,000
OZLME BV, Series 1X, Class E, (3 mo. EURIBOR + 6.450%), 6.45%, 1/18/30 (a)	EUR	990	1,219,120
OZLME II DAC, Series 2X, Class E, 4.90%, 10/15/30	USD	807	937,860
OZLME III DAC, Series 3X, Class E, (3 mo. EURIBOR + 4.800%), 0.00%, 2/24/20 (a)	EUR	1,900	2,223,627
Palmer Square CLO Ltd.:
Series 2013-2A, Class CR, (3 mo. LIBOR US + 3.600%), 4.95%, 10/17/27 (a)(b)	USD	1,000	1,010,517
Series 2014-1A, Class BR2, (3 mo. LIBOR US + 1.850%), 3.58%, 1/17/31 (a)(b)(c)		1,000	1,000,000
Series 2014-1A, Class CR, (3 mo. LIBOR US + 4.000%), 5.35%, 1/17/27 (a)(b)		1,825	1,825,069
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.650%), 4.38%, 1/17/31 (a)(b)(c)		1,825	1,825,000
Series 2014-1A, Class DR2, (3 mo. LIBOR US + 5.700%), 7.43%, 1/17/31 (a)(b)(c)		1,500	1,500,000
Series 2015-1A, Class BR, (3 mo. LIBOR US + 2.550%), 3.99%, 5/21/29 (a)(b)		1,500	1,532,855
Series 2015-1A, Class CR, (3 mo. LIBOR US + 3.500%), 4.94%, 5/21/29 (a)(b)		1,000	1,014,885
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.650%), 4.26%, 10/20/30 (a)(b)		1,000	996,334
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.650%), 4.01%, 4/15/26 (a)(b)		1,000	1,002,185
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (3 mo. LIBOR US + 1.210%), 2.57%, 10/15/30 (a)(b)		1,000	1,004,879
Recette CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.700%), 3.06%, 10/20/27 (a)(b)		2,500	2,501,737
Regatta IV Funding Ltd., Series 2014-1AR, Class CR, (3 mo. LIBOR US + 2.000%), 3.37%, 7/25/26 (a)(b)		2,000	2,002,773
Seneca Park CLO Ltd., Series 2014-1A, Class SUB, 0.00%, 7/17/26 (b)(d)		2,500	998,713

Asset-Backed Securities		Par (000)	Value
Sound Point CLO III Ltd., Series 2013-2A, Class DR, (3 mo. LIBOR US + 3.350%), 4.71%, 7/15/25 (a)(b)	USD	3,250	$3,256,038
Sound Point CLO IV Ltd.:
Series 2013-3A, Class CR, (3 mo. LIBOR US + 2.250%), 3.61%, 1/21/26 (a)(b)		1,500	1,505,275
Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.400%), 4.76%, 1/21/26 (a)(b)		4,750	4,760,373
Sound Point CLO XII Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 4.250%), 5.61%, 10/20/28 (a)(b)		1,000	1,020,677
Sound Point CLO XV Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 5.960%), 7.32%, 1/23/29 (a)(b)		1,000	1,012,777
Stewart Park CLO Ltd.:
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.800%), 3.52%, 1/15/30 (a)(b)(c)		3,000	3,000,000
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.600%), 4.32%, 1/15/30 (a)(b)(c)		2,500	2,500,000
Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.280%), 7.00%, 1/15/30 (a)(b)(c)		2,500	2,462,200
Symphony CLO XII Ltd., Series 2013-12A, Class DR, (3 mo. LIBOR US + 3.250%), 4.61%, 10/15/25 (a)(b)		3,000	3,009,440
Symphony CLO XVI Ltd., Series 2015-16A, Class E, (3 mo. LIBOR US + 5.450%), 6.81%, 7/15/28 (a)(b)		1,000	1,008,639
Symphony CLO XVII Ltd., Series 2016-17A, Class D, (3 mo. LIBOR US + 4.800%), 6.16%, 4/15/28 (a)(b)		750	762,445
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 4.000%), 5.36%, 1/23/28 (a)(b)		1,000	1,026,449
THL Credit Wind River CLO Ltd., Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.350%), 4.71%, 1/22/27 (a)(b)		1,000	1,003,740
TICP CLO I Ltd., Series 2015-1A, Class C, (3 mo. LIBOR US + 3.000%), 4.36%, 7/20/27 (a)(b)		1,500	1,504,735
TICP CLO IX Ltd., Series 2017-9A, Class A, (3 mo. LIBOR US + 1.140%), 0.00%, 1/20/31 (a)(b)(c)		8,000	8,000,000
Treman Park CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.860%), 5.22%, 4/20/27 (a)(b)		1,800	1,810,033
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.250%), 5.61%, 1/20/29 (a)(b)		3,300	3,409,284
Voya CLO Ltd.:
Series 2013-2A, Class C, (3 mo. LIBOR US + 3.500%), 4.87%, 4/25/25 (a)(b)		1,000	1,005,476
Series 2016-3A, Class C, (3 mo. LIBOR US + 3.850%), 5.20%, 10/18/27 (a)(b)		2,000	2,031,478
Series 2016-3A, Class D, (3 mo. LIBOR US + 6.850%), 8.20%, 10/18/27 (a)(b)		1,000	1,030,791
Series 2016-4A, Class E2, (3 mo. LIBOR US + 6.650%), 8.01%, 7/20/29 (a)(b)		1,000	1,030,921
Westcott Park CLO Ltd.:
Series 2016-1A, Class D, (3 mo. LIBOR US + 4.350%), 5.71%, 7/20/28 (a)(b)		1,250	1,287,149
Series 2016-1A, Class E, (3 mo. LIBOR US + 7.200%), 8.56%, 7/20/28 (a)(b)		1,000	1,027,544
York CLO 1 Ltd., Series 2014-1A, Class DR, (3 mo. LIBOR US + 3.400%), 4.76%, 1/22/27 (a)(b)		2,500	2,506,035
York CLO-2 Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.850%), 3.31%, 1/22/31 (a)(b)(c)		2,500	2,500,000

BLACKROCK FUNDS II	DECEMBER 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
York CLO-3 Ltd.:
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.600%), 4.96%, 10/20/29 (a)(b)	USD	3,000	$3,069,613
Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 7.76%, 10/20/29 (a)(b)		2,250	2,261,467
Total Asset-Backed Securities — 3.2%			536,109,444

Common Stocks		Shares
Auto Components — 0.1%
Lear Corp.		1,538	271,703
UCI International, Inc. (e)		1,260,653	22,849,336

			23,121,039
Capital Markets — 0.0%
Freedom Pay, Inc. (c)(e)		314,534	3
Chemicals — 0.2%
Advanced Emissions Solutions, Inc.		310,220	2,996,725
Platform Specialty Products Corp.		2,511,566	24,914,735

			27,911,460
Containers & Packaging — 0.0%
Smurfit Kappa Group PLC		18,546	627,748
Diversified Financial Services — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT		1,108,793	111
Adelphia Recovery Trust, Series Arahova INT		242,876	24
Adelphia Recovery Trust, Series Frontiervision INT		131,748	171
Concrete Investment I SCA (c)(e)		40,610	1,315,596
Concrete Investment I SCA - Stapled (c)(e)(f)		40,610	—

			1,315,902
Hotels, Restaurants & Leisure — 0.3%
Stars Group, Inc. (e)		2,530,524	58,884,508
Media — 0.1%
Altice USA, Inc., Class A (e)(g)		886,620	18,822,943
Metals & Mining — 0.1%
Constellium NV, Class A (e)		1,235,670	13,777,721
Oil, Gas & Consumable Fuels — 0.1%
Halcon Resources Corp. (e)		1,425,150	10,788,385
Laricina Energy Ltd. (c)(e)(h)		376,471	3
Osum Oil Sands Corp. (c)(e)(h)		1,600,000	4,365,951
Peninsula Energy Ltd. (e)(v)		10,908,893	3,830,249

			18,984,588
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (e)		1,381	11,642
Software — 0.1%
kCAD Holdings I Ltd. (c)(e)		4,067,849,248	10,617,087
Transportation Infrastructure — 0.2%
Gener8 Maritime, Inc. (e)		4,104,897	27,174,418
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc. (e)		609,245	38,693,150
Total Common Stocks — 1.4%			239,942,209

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 2.1%
Arconic, Inc.:
6.15%, 8/15/20	USD	9,040	$9,718,904
5.87%, 2/23/22		1,030	1,114,975
5.13%, 10/01/24		37,452	39,973,755
5.90%, 2/01/27		8,188	9,196,703
6.75%, 1/15/28		9,604	11,316,481
5.95%, 2/01/37		6,335	6,889,313
Bombardier, Inc.:
8.75%, 12/01/21 (b)		38,115	41,831,213
6.00%, 10/15/22 (b)		839	824,317
6.13%, 1/15/23 (b)		28,717	28,142,660
7.50%, 12/01/24 (b)		23,847	24,204,705
7.50%, 3/15/25 (b)		29,846	30,078,799
7.45%, 5/01/34 (b)		5,773	5,671,973
Engility Corp., 8.88%, 9/01/24		15,759	16,842,431
KLX, Inc., 5.88%, 12/01/22 (b)		48,386	50,669,819
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25 (b)		9,038	9,399,520
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (b)		177	205,774
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22 (b)		9,379	9,695,541
TransDigm, Inc.:
6.00%, 7/15/22		34,066	34,747,320
6.50%, 7/15/24		15,440	15,826,000
6.50%, 5/15/25		9,311	9,520,497
6.38%, 6/15/26		4,434	4,478,340

			360,349,040
Air Freight & Logistics — 0.1%
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	4,368	5,586,044
XPO Logistics, Inc.:
6.50%, 6/15/22 (b)	USD	14,279	14,903,706
6.13%, 9/01/23 (b)		1,319	1,394,843

			21,884,593
Airlines — 0.0%
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (b)		8,399	8,543,683
Auto Components — 0.5%
Adient Global Holdings Ltd., 3.50%, 8/15/24	EUR	4,450	5,697,371
Faurecia, 3.63%, 6/15/23		1,707	2,153,105
Gestamp Funding Luxembourg SA, 3.50%, 5/15/23		1,403	1,759,827
Grupo-Antolin Irausa SA, 3.25%, 4/30/24		2,740	3,418,754
HP Pelzer Holding GmbH, 4.13%, 4/01/24		2,478	3,085,934
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 8/01/20	USD	6,801	6,994,318
6.25%, 2/01/22		6,612	6,760,770
6.75%, 2/01/24		11,354	11,666,235
6.38%, 12/15/25 (b)		15,952	15,953,595
IHO Verwaltungs GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (i)	EUR	3,280	4,035,064
4.13% (4.13% Cash or 4.88% PIK), 9/15/21 (b)(i)	USD	7,074	7,197,795
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (i)	EUR	5,745	7,186,075

6	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Auto Components (continued)
4.50% (4.50% Cash or 5.25% PIK), 9/15/23 (b)(i)	USD	7,262	$7,402,738
3.75% (3.75% Cash or 4.50% PIK), 9/15/26 (i)	EUR	1,925	2,471,106
ZF North America Capital, Inc.:
4.50%, 4/29/22 (b)	USD	730	766,500
2.75%, 4/27/23	EUR	1,000	1,309,272
4.75%, 4/29/25 (b)	USD	1,845	1,953,394

			89,811,853
Automobiles — 0.2%
Fiat Chrysler Automobiles NV, 3.75%, 3/29/24	EUR	1,900	2,491,835
Fiat Chrysler Finance Europe, 4.75%, 7/15/22		2,194	2,971,608
Jaguar Land Rover Automotive PLC, 2.20%, 1/15/24		1,800	2,201,017
Tesla, Inc., 5.30%, 8/15/25 (b)(j)	USD	27,288	26,060,040

			33,724,500
Banks — 0.8%
Allied Irish Banks PLC, (5 yr. Euro Swap + 3.950%), 4.13%, 11/26/25 (k)	EUR	7,283	9,501,928
Banca IFIS SpA, (5 yr. Euro Swap + 4.251%), 4.50%, 10/17/27 (k)		3,150	3,822,436
Banco BPM SpA:
4.25%, 1/30/19		1,500	1,866,181
2.75%, 7/27/20		5,200	6,495,408
Banco Espirito Santo SA:
2.63%, 5/08/17 (d)(e)(l)		10,400	3,743,521
4.75%, 1/15/18 (d)(e)(l)		12,300	4,316,747
4.00%, 1/21/19 (d)(e)(l)		12,000	4,319,447
Bank of Ireland, (5 yr. Euro Swap + 3.550%), 4.25%, 6/11/24 (k)		6,264	7,919,814
Bankia SA:
(5 yr. Euro Swap + 3.166%), 4.00%, 5/22/24 (k)		4,000	4,991,524
(5 yr. Euro Swap + 3.350%), 3.38%, 3/15/27 (k)		1,900	2,392,084
CaixaBank SA:
(5 yr. Euro Swap + 3.350%), 3.50%, 2/15/27 (k)		1,900	2,414,097
(5 yr. Euro Swap + 2.350%), 2.75%, 7/14/28 (k)		800	976,786
CIT Group, Inc.:
5.00%, 8/15/22	USD	6,963	7,380,780
5.00%, 8/01/23		25,002	26,627,130
6.00%, 4/01/36		21,122	22,283,710
Intesa Sanpaolo SpA:
5.15%, 7/16/20	EUR	1,900	2,530,084
6.63%, 9/13/23		1,735	2,611,364
National Bank of Greece SA, 2.75%, 10/19/20		5,175	6,264,734
UniCredit SpA:
6.95%, 10/31/22		2,867	4,229,568
(5 yr. Euro Swap + 4.100%), 5.75%, 10/28/25 (k)		7,777	10,372,941
(5 yr. Euro Swap + 4.316%), 4.38%, 1/03/27 (k)		4,200	5,460,559

			140,520,843
Biotechnology — 0.0%
Grifols SA, 3.20%, 5/01/25		1,500	1,826,820
Building Products — 0.5%
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)	USD	17,882	18,463,165
Jeld-Wen, Inc.:
4.63%, 12/15/25 (b)		5,179	5,217,843
4.88%, 12/15/27 (b)		3,413	3,447,130
Masonite International Corp., 5.63%, 3/15/23 (b)		27,122	28,350,627

Corporate Bonds		Par (000)	Value
Building Products (continued)
Standard Industries, Inc.:
5.50%, 2/15/23 (b)	USD	11,743	$12,242,077
5.38%, 11/15/24 (b)		1,632	1,705,930
6.00%, 10/15/25 (b)		7,892	8,424,710
USG Corp.:
5.50%, 3/01/25 (b)		2,807	2,982,437
4.88%, 6/01/27 (b)		9,333	9,674,121

			90,508,040
Capital Markets — 0.1%
CPUK Finance Ltd.:
4.25%, 2/28/47	GBP	2,191	3,011,674
4.88%, 2/28/47		1,495	2,051,288
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/12 (d)(e)(l)	EUR	4,550	327,558
4.75%, 1/16/14 (d)(e)(l)		14,545	1,047,106
0.00%, 2/05/14 (d)(e)(l)		22,800	1,641,390
Lincoln Finance Ltd., 6.88%, 4/15/21		900	1,133,423
LPL Holdings, Inc., 5.75%, 9/15/25 (b)	USD	3,850	3,917,375
Nidda BondCo GmbH, 5.00%, 9/30/25	EUR	1,302	1,570,163

			14,699,977
Chemicals — 3.0%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25		1,700	2,171,220
Axalta Coating Systems LLC, 4.88%, 8/15/24 (b)	USD	14,885	15,629,250
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		11,573	13,656,140
10.00%, 10/15/25		21,686	26,023,200
CF Industries, Inc.:
7.13%, 5/01/20		2,528	2,756,278
5.15%, 3/15/34		3,410	3,478,200
4.95%, 6/01/43		7,888	7,454,160
Chemours Co.:
6.13%, 5/15/23	EUR	1,583	2,015,918
6.63%, 5/15/23	USD	17,199	18,187,943
7.00%, 5/15/25		4,569	4,957,365
5.38%, 5/15/27		21,944	22,712,040
CTC BondCo GmbH, 5.25%, 12/15/25	EUR	1,842	2,210,930
Hexion, Inc., 10.38%, 2/01/22 (b)	USD	10,081	9,381,631
Huntsman International LLC:
4.88%, 11/15/20		13,667	14,213,680
5.13%, 11/15/22		13,220	14,095,825
INEOS Finance PLC, 4.00%, 5/01/23	EUR	5,310	6,538,428
INEOS Group Holdings SA, 5.38%, 8/01/24		3,200	4,095,024
Koppers, Inc., 6.00%, 2/15/25 (b)	USD	14,943	15,839,580
Kronos International, Inc., 3.75%, 9/15/25	EUR	1,750	2,160,224
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	71,435	74,649,575
Platform Specialty Products Corp.:
6.50%, 2/01/22 (b)		117,602	121,571,067
5.88%, 12/01/25 (b)		35,792	35,523,560
PQ Corp.:
6.75%, 11/15/22 (b)		20,439	21,818,633
5.75%, 12/15/25 (b)		21,712	22,091,960
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	3,007	3,768,275
Tronox Finance PLC, 5.75%, 10/01/25 (b)	USD	11,510	11,826,525
Venator Finance S.à r.l./Venator Materials LLC, 5.75%, 7/15/25 (b)		5,352	5,646,360
WR Grace & Co-Conn, 5.13%, 10/01/21 (b)		17,700	18,607,125

			503,080,116
Commercial Services & Supplies — 2.0%
ACCO Brands Corp., 5.25%, 12/15/24 (b)		2,024	2,079,660
Acosta, Inc., 7.75%, 10/01/22 (b)		12,441	9,081,930

BLACKROCK FUNDS II	DECEMBER 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
ADT Corp.:
6.25%, 10/15/21	USD	6,327	$6,928,065
3.50%, 7/15/22		5,681	5,595,785
4.13%, 6/15/23		7,667	7,667,000
4.88%, 7/15/32 (b)		25,457	24,056,865
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (b)		9,931	10,154,447
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		20,616	21,543,720
GW Honos Security Corp., 8.75%, 5/15/25 (b)		5,490	5,901,750
Harland Clarke Holdings Corp., 8.38%, 8/15/22 (b)		7,610	7,902,605
Intrum Justitia AB:
2.75%, 7/15/22	EUR	2,094	2,524,991
3.13%, 7/15/24		1,000	1,202,704
(3 mo. EURIBOR + 2.625%), 2.63%, 7/15/22 (a)		1,557	1,880,375
KAR Auction Services, Inc., 5.13%, 6/01/25 (b)	USD	15,234	15,614,850
La Financiere Atalian SAS, 4.00%, 5/15/24	EUR	3,698	4,625,606
Matthews International Corp., 5.25%, 12/01/25 (b)	USD	3,646	3,682,460
Mobile Mini, Inc., 5.88%, 7/01/24		30,198	31,707,900
Paprec Holding SA, 5.25%, 4/01/22	EUR	2,446	3,036,809
Prime Security Services Borrower LLC/Prime
Finance, Inc., 9.25%, 5/15/23 (b)	USD	88,989	98,777,790
Ritchie Bros. Auctioneers, Inc., 5.38%, 1/15/25 (b)		6,186	6,387,045
SPIE SA, 3.13%, 3/22/24	EUR	2,000	2,514,326
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/01/25 (b)	USD	28,020	28,300,200
Tervita Escrow Corp., 7.63%, 12/01/21 (b)		27,615	27,684,037
Verisure Holding AB, 6.00%, 11/01/22	EUR	1,305	1,661,705
Wrangler Buyer Corp., 6.00%, 10/01/25 (b)	USD	6,267	6,455,010

			336,967,635
Communications Equipment — 0.6%
CommScope Technologies LLC:
6.00%, 6/15/25 (b)		211	224,187
5.00%, 3/15/27 (b)		12,569	12,569,000
CommScope, Inc., 5.50%, 6/15/24 (b)		13,039	13,560,560
Hughes Satellite Systems Corp.:
5.25%, 8/01/26		27,209	27,753,180
6.63%, 8/01/26		2,683	2,810,443
Nokia OYJ:
5.38%, 5/15/19		764	788,830
3.38%, 6/12/22		6,967	6,923,805
4.38%, 6/12/27		589	582,227
6.63%, 5/15/39		30,274	33,452,770
Riverbed Technology, Inc., 8.88%, 3/01/23 (b)		9,028	8,520,175
Telefonaktiebolaget LM Ericsson, 1.88%, 3/01/24	EUR	1,530	1,788,388

			108,973,565
Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 8.50%, 7/15/25 (b)	USD	32,187	33,796,350
Tutor Perini Corp., 6.88%, 5/01/25 (b)		5,171	5,558,825
Williams Scotsman International, Inc., 7.88%, 12/15/22 (b)		5,993	6,172,790

			45,527,965
Construction Materials — 0.1%
James Hardie International Finance DAC, 4.75%, 1/15/25 (b)		4,130	4,160,975
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/01/22 (b)		15,179	16,393,320

			20,554,295

Corporate Bonds		Par (000)	Value
Consumer Finance — 1.2%
Ally Financial, Inc.:
4.13%, 3/30/20	USD	708	$722,160
8.00%, 11/01/31		71,633	93,122,900
Navient Corp.:
5.00%, 10/26/20		3,770	3,821,837
6.63%, 7/26/21		9,585	10,112,175
6.50%, 6/15/22		5,622	5,900,289
5.50%, 1/25/23		7,308	7,289,730
7.25%, 9/25/23		11,246	11,976,990
6.13%, 3/25/24		1,761	1,783,013
5.88%, 10/25/24		8,246	8,184,155
6.75%, 6/25/25		3,636	3,735,990
5.63%, 8/01/33		10,133	8,841,043
OneMain Financial Holdings LLC:
6.75%, 12/15/19 (b)		13,689	14,143,475
7.25%, 12/15/21 (b)		8,138	8,457,010
Springleaf Finance Corp.:
5.25%, 12/15/19		5,000	5,143,750
5.63%, 3/15/23		12,782	12,810,120

			196,044,637
Containers & Packaging — 2.5%
ARD Finance SA:
6.63% (6.63% Cash or 7.38% PIK), 9/15/23 (i)	EUR	1,700	2,175,382
7.13% (7.13% Cash or 7.88% PIK), 9/15/23 (i)	USD	1,180	1,233,100
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21 (b)		25,880	26,559,350
4.13%, 5/15/23	EUR	2,350	2,985,547
4.63%, 5/15/23 (b)	USD	2,555	2,606,867
2.75%, 3/15/24	EUR	3,101	3,822,486
6.75%, 5/15/24		5,022	6,626,263
7.25%, 5/15/24 (b)	USD	62,803	68,376,766
6.00%, 2/15/25 (b)		45,614	48,008,735
4.75%, 7/15/27 (b)	GBP	4,000	5,432,992
4.75%, 7/15/27		3,010	4,088,326
Ball Corp.:
4.00%, 11/15/23	USD	367	374,340
4.38%, 12/15/23	EUR	800	1,106,681
BWAY Holding Co., 5.50%, 4/15/24 (b)	USD	47,835	49,748,400
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,272	1,252,920
Crown European Holdings SA, 3.38%, 5/15/25	EUR	1,800	2,256,911
Horizon Holdings I SAS, 7.25%, 8/01/23		1,793	2,277,715
Horizon Parent Holdings S.à r.l., 8.25% (8.25% Cash or 8.25% PIK), 2/15/22 (i)		2,975	3,799,850
JH-Holding Finance SA, 8.25% (8.25% Cash or 10.00% PIK), 12/01/22 (i)		2,100	2,684,918
Kleopatra Holdings 1 SCA, 8.50% (8.50% Cash or 8.50% PIK), 6/30/23 (i)		930	1,132,338
OI European Group BV:
4.00%, 3/15/23 (b)	USD	12,187	12,203,452
3.13%, 11/15/24	EUR	1,352	1,700,885
ProGroup AG:
5.13%, 5/01/22		2,638	3,281,041
(3 mo. EURIBOR + 2.500%), 2.50%, 3/31/24 (a)		1,527	1,837,039
Reynolds Group Issuer, Inc.:
6.88%, 2/15/21	USD	13,312	13,495,095
7.00%, 7/15/24 (b)		44,078	47,163,460
(3 mo. LIBOR US + 3.500%), 4.86%, 7/15/21 (a)(b)		26,210	26,603,150

8	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 5.75%, 10/15/20	USD	31,148	$31,615,312
Sealed Air Corp.:
4.88%, 12/01/22 (b)		2,838	2,997,637
4.50%, 9/15/23	EUR	1,426	1,953,359
6.88%, 7/15/33 (b)	USD	159	184,837
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (b)		28,929	30,230,805
Silgan Holdings, Inc., 3.25%, 3/15/25	EUR	2,090	2,600,463
Verallia Packaging SASU, 5.13%, 8/01/22		3,600	4,512,094

			416,928,516
Distributors — 0.2%
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)	USD	24,551	25,287,530
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	3,389	4,436,539

			29,724,069
Diversified Consumer Services — 0.4%
Ascend Learning LLC, 6.88%, 8/01/25 (b)	USD	16,335	16,865,887
Cognita Financing PLC, 7.75%, 8/15/21	GBP	2,050	2,863,290
Laureate Education, Inc., 8.25%, 5/01/25 (b)	USD	10,308	10,926,480
Service Corp. International:
4.50%, 11/15/20		3,900	3,934,125
4.63%, 12/15/27		666	675,737
ServiceMaster Co. LLC, 5.13%, 11/15/24 (b)		7,966	8,065,575
Sotheby’s, 5.25%, 10/01/22 (b)		15,217	15,620,251
Verisure Midholding AB, 5.75%, 12/01/23	EUR	2,080	2,512,751

			61,464,096
Diversified Financial Services — 2.2%
Alpha 3 BV/Alpha U.S. Bidco, Inc., 6.25%, 2/01/25 (b)	USD	34,330	35,188,250
Altice Financing SA:
6.63%, 2/15/23 (b)		10,425	10,916,017
7.50%, 5/15/26 (b)		47,961	51,078,465
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (b)		43,538	44,517,605
5.50%, 5/15/26 (b)		8,931	9,098,456
Arrow Global Finance PLC:
5.13%, 9/15/24	GBP	900	1,226,980
(3 mo. EURIBOR + 2.875%), 2.88%, 4/01/25 (a)	EUR	2,229	2,647,553
Cabot Financial Luxembourg SA:
6.50%, 4/01/21	GBP	800	1,101,137
7.50%, 10/01/23		1,710	2,414,954
Capital Stage Finance BV, (5 yr. Euro Swap + 1.100%), 5.25% (k)(m)(n)	EUR	900	1,136,555
Eagle Holding Co. II LLC, 7.63% (7.63% Cash or 8.38% PIK), 5/15/22 (b)(i)	USD	14,706	14,853,060
EC Finance PLC, 2.38%, 11/15/22	EUR	1,689	2,073,009
eircom Finance DAC, 4.50%, 5/31/22		2,150	2,668,929
FBM Finance, Inc., 8.25%, 8/15/21 (b)	USD	8,115	8,622,187
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (b)		8,571	8,720,993
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (b)		9,320	9,587,950
6.88%, 4/15/22 (b)		22,354	22,633,425
Jerrold Finco PLC:
6.25%, 9/15/21	GBP	2,620	3,656,772
6.13%, 1/15/24		2,325	3,201,211
Ladbrokes Group Finance PLC, 5.13%, 9/08/23		1,300	1,903,505
LHC3 PLC, 4.13% (4.13% Cash or 4.88% PIK), 8/15/24 (i)	EUR	4,888	5,989,477

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Mercury Bondco PLC:
7.13% (7.13% Cash or 7.88% PIK), 5/30/21 (i)	EUR	5,050	$6,253,120
8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (i)		5,507	6,854,914
Nielsen Co. Luxembourg S.à r.l., 5.00%, 2/01/25 (b)	USD	1,620	1,680,750
Titan Global Finance PLC:
3.50%, 6/17/21	EUR	1,050	1,331,314
2.38%, 11/16/24		2,073	2,485,914
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23 (b)	USD	15,014	15,727,165
7.50%, 2/01/23	EUR	2,140	2,689,636
10.50%, 2/01/24 (b)	USD	32,207	33,495,280
Virgin Media Finance PLC:
4.50%, 1/15/25	EUR	723	905,199
5.75%, 1/15/25 (b)	USD	29,214	29,798,280
Virgin Media Secured Finance PLC:
5.13%, 1/15/25	GBP	2,130	2,991,323
5.50%, 1/15/25		3,420	4,789,495
5.25%, 1/15/26 (b)	USD	9,982	10,081,820
4.88%, 1/15/27	GBP	5,756	7,902,535
6.25%, 3/28/29		100	144,536
Viridian Group Finance Co. PLC/Viridian Power & Energy Ltd., 4.00%, 9/15/25	EUR	2,657	3,164,184

			373,531,955
Diversified Telecommunication Services — 3.4%
Cellnex Telecom SA, 2.38%, 1/16/24		2,500	3,028,412
CenturyLink, Inc.:
Series P, 7.60%, 9/15/39	USD	2,294	1,972,840
Series S, 6.45%, 6/15/21		24,873	25,121,730
Series U, 7.65%, 3/15/42		18,457	16,265,231
Series W, 6.75%, 12/01/23		9,947	9,748,060
Cincinnati Bell, Inc., 7.00%, 7/15/24 (b)		17,147	17,018,397
Frontier Communications Corp.:
7.13%, 1/15/23		16,154	10,742,410
7.63%, 4/15/24		16,814	11,139,275
6.88%, 1/15/25		50,581	32,751,197
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		16,324	15,344,560
5.50%, 8/01/23		19,159	15,662,483
9.75%, 7/15/25 (b)		30,711	29,559,337
Level 3 Financing, Inc.:
5.63%, 2/01/23		14,534	14,643,005
5.13%, 5/01/23		1,943	1,947,857
5.38%, 1/15/24		20,709	20,683,114
5.38%, 5/01/25		14,733	14,714,584
5.25%, 3/15/26		54,987	53,972,490
OTE PLC, 3.50%, 7/09/20	EUR	6,850	8,642,635
Qwest Corp., 6.75%, 12/01/21	USD	7,930	8,539,663
Telecom Italia Capital SA:
6.38%, 11/15/33		13,349	15,518,213
6.00%, 9/30/34		32,814	36,833,715
7.20%, 7/18/36		14,959	18,586,557
7.72%, 6/04/38		2,028	2,616,120
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	1,000	1,842,508
Telecom Italia SpA:
1.13%, 3/26/22 (m)		1,400	1,678,844
5.88%, 5/19/23	GBP	6,250	9,854,470
3.63%, 1/19/24	EUR	823	1,100,915
5.30%, 5/30/24 (b)	USD	8,150	8,700,125
2.38%, 10/12/27	EUR	710	850,565
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/01/28 (b)	USD	14,200	14,164,500

BLACKROCK FUNDS II	DECEMBER 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	8,549	$10,918,787
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		879	1,144,422
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (b)	USD	13,664	15,303,680
Xplornet Communications, Inc., 9.63% (9.63% Cash or 10.63% PIK), 6/01/22 (b)(i)		7,471	7,825,720
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		40,226	41,897,390
6.38%, 5/15/25		21,451	22,684,433
5.75%, 1/15/27 (b)		26,165	26,688,300
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	2,736	3,380,738
5.88%, 1/15/25 (b)	USD	20,731	20,368,207
Ziggo Secured Finance BV, 4.25%, 1/15/27	EUR	4,640	5,778,293

			579,233,782
Electric Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21		2,425	3,038,413
DPL, Inc., 7.25%, 10/15/21	USD	1,509	1,674,990
Drax Finco PLC, 4.25%, 5/01/22	GBP	1,406	1,918,588

			6,631,991
Electrical Equipment — 0.5%
GrafTech International Ltd., 6.38%, 11/15/20	USD	5,000	4,987,500
Sensata Technologies BV, 5.00%, 10/01/25 (b)		14,381	15,207,907
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (b)		17,990	19,564,125
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	2,318	2,642,182
Vertiv Group Corp., 9.25%, 10/15/24 (b)	USD	39,154	41,796,895

			84,198,609
Electronic Equipment, Instruments & Components — 0.2%
Anixter, Inc., 5.63%, 5/01/19		3,455	3,562,969
Belden, Inc., 5.50%, 4/15/23	EUR	131	163,587
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23	USD	12	12,405
5.50%, 12/01/24		20,531	22,327,463
5.00%, 9/01/25		1,007	1,042,245

			27,108,669
Energy Equipment & Services — 1.7%
Core & Main LP, 6.13%, 8/15/25 (b)		14,992	15,216,880
Diamond Offshore Drilling, Inc., 7.88%, 8/15/25		5,716	5,980,365
Ensco PLC, 5.20%, 3/15/25		2,611	2,219,350
Noble Holding International Ltd.:
4.63%, 3/01/21		756	706,860
7.75%, 1/15/24		3,594	3,090,840
7.70%, 4/01/25		4,206	3,522,525
Noble Holding U.S. LLC/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 3/15/19		8,160	8,353,800
Parker Drilling Co., 7.50%, 8/01/20		7,696	7,003,360
Pioneer Energy Services Corp., 6.13%, 3/15/22		16,233	13,306,190
Precision Drilling Corp.:
5.25%, 11/15/24		3,342	3,149,835
7.13%, 1/15/26 (b)		6,452	6,581,040
Rowan Cos., Inc.:
4.88%, 6/01/22		4,830	4,552,275
4.75%, 1/15/24		6,701	5,896,880
7.38%, 6/15/25		26,357	26,818,247
SESI LLC:
7.13%, 12/15/21		3,760	3,854,000
7.75%, 9/15/24 (b)		8,572	9,107,750

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Transocean, Inc.:
5.80%, 10/15/22 (d)	USD	18,795	$18,513,075
9.00%, 7/15/23 (b)		47,170	51,002,563
7.50%, 1/15/26 (b)		15,194	15,559,416
6.80%, 3/15/38		8,018	6,434,445
Vallourec SA, 6.63%, 10/15/22	EUR	2,093	2,608,857
Weatherford International LLC, 6.80%, 6/15/37	USD	6,372	5,288,760
Weatherford International Ltd.:
7.75%, 6/15/21		7,290	7,431,244
8.25%, 6/15/23		4,370	4,413,700
9.88%, 2/15/24		17,649	18,752,063
6.50%, 8/01/36		13,921	11,450,023
7.00%, 3/15/38		6,939	5,828,760
5.95%, 4/15/42		16,490	12,862,200

			279,505,303
Equity Real Estate Investment Trusts (REITs) — 1.8%
CoreCivic, Inc., 4.75%, 10/15/27		7,818	7,720,275
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 3/15/24 (b)		19,644	20,380,650
5.00%, 3/15/24 (b)		6,044	6,270,650
5.38%, 3/15/27 (b)		2,807	2,947,350
Equinix, Inc.:
5.38%, 4/01/23		11,145	11,523,930
2.88%, 10/01/25	EUR	3,731	4,510,202
5.88%, 1/15/26	USD	11,672	12,532,810
5.38%, 5/15/27		2,500	2,675,000
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)		7,966	8,045,660
GEO Group, Inc.:
5.13%, 4/01/23		17,809	17,809,000
5.88%, 10/15/24		3,965	4,074,037
6.00%, 4/15/26		2,130	2,188,575
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23		918	979,965
5.38%, 4/15/26		6,921	7,422,773
Iron Mountain, Inc., 3.00%, 1/15/25	EUR	1,190	1,449,020
iStar, Inc.:
4.63%, 9/15/20	USD	6,440	6,536,600
6.00%, 4/01/22		2,364	2,446,740
5.25%, 9/15/22		6,435	6,475,219
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24		62,145	66,184,425
4.50%, 9/01/26		22,817	22,702,915
4.50%, 1/15/28 (b)		16,091	15,769,180
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23		4,170	4,263,825
SBA Communications Corp.:
4.00%, 10/01/22 (b)		27,102	27,135,877
4.88%, 9/01/24		14,211	14,601,803
Uniti Group, Inc./CSL Capital LLC:
8.25%, 10/15/23		23,378	22,472,103
7.13%, 12/15/24 (b)		75	68,250

			299,186,834
Food & Staples Retailing — 0.2%
Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24		567	537,233
5.75%, 3/15/25		9,427	8,503,154
Casino Guichard Perrachon SA:
5.98%, 5/26/21 (d)	EUR	2,300	3,206,792
4.56%, 1/25/23 (d)		5,100	6,900,537
4.50%, 3/07/24 (d)		3,000	4,016,341
3.58%, 2/07/25 (d)		2,000	2,522,718

10	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
Picard Groupe SAS, (3 mo. EURIBOR + 3.000%), 3.00%, 11/30/23 (a)	EUR	2,604	$3,132,211
Rite Aid Corp., 6.13%, 4/01/23 (b)	USD	13,071	11,796,577

			40,615,563
Food Products — 0.9%
B&G Foods, Inc., 5.25%, 4/01/25		5,306	5,396,998
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (b)		17,587	18,642,220
Darling Global Finance BV, 4.75%, 5/30/22	EUR	1,052	1,308,222
JBS USA LUX SA/JBS USA Finance, Inc.:
5.88%, 7/15/24 (b)	USD	6,585	6,362,756
5.75%, 6/15/25 (b)		30,362	29,223,425
Lamb Weston Holdings, Inc., 4.63%, 11/01/24 (b)		961	989,830
Pilgrim’s Pride Corp.:
5.75%, 3/15/25 (b)		10,530	10,885,387
5.88%, 9/30/27 (b)		9,183	9,458,490
Post Holdings, Inc.:
5.50%, 3/01/25 (b)		27,202	28,154,070
5.00%, 8/15/26 (b)		8,404	8,267,435
5.75%, 3/01/27 (b)		20,093	20,444,627
5.63%, 1/15/28 (b)		7,982	8,024,305
TreeHouse Foods, Inc., 6.00%, 2/15/24 (b)		87	90,480

			147,248,245
Health Care Equipment & Supplies — 0.3%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		47,537	44,447,095
Teleflex, Inc., 4.88%, 6/01/26		1,044	1,077,930

			45,525,025
Health Care Providers & Services — 4.5%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		3,067	3,074,667
5.63%, 2/15/23		6,194	6,286,910
6.50%, 3/01/24		6,738	7,007,520
Centene Corp.:
5.63%, 2/15/21		18,680	19,193,700
4.75%, 5/15/22		10,907	11,316,013
6.13%, 2/15/24		4,675	4,943,813
4.75%, 1/15/25		21,531	21,907,793
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		16,261	13,740,545
5.13%, 8/01/21		5,697	5,127,300
6.25%, 3/31/23		4,594	4,134,600
Constantin Investissement 3 SASU, 5.38%, 4/15/25	EUR	300	363,199
DaVita, Inc., 5.00%, 5/01/25	USD	7,276	7,273,817
Envision Healthcare Corp.:
5.13%, 7/01/22 (b)		9,444	9,160,680
5.63%, 7/15/22		31,134	31,445,340
6.25%, 12/01/24 (b)		11,072	11,404,160
HCA, Inc.:
6.50%, 2/15/20		27,819	29,488,140
7.50%, 2/15/22		12,027	13,530,375
5.88%, 3/15/22		11,020	11,791,400
5.00%, 3/15/24		48,218	50,146,720
5.38%, 2/01/25		32,956	34,109,460
5.25%, 4/15/25		10,384	10,981,080
5.88%, 2/15/26		3,330	3,521,475
5.25%, 6/15/26		45,579	48,313,740
4.50%, 2/15/27		17,814	17,903,070
5.50%, 6/15/47		55,689	55,549,777
Series 1, 5.88%, 5/01/23		23,115	24,675,263
MEDNAX, Inc., 5.25%, 12/01/23 (b)		3,042	3,095,235
Molina Healthcare, Inc., 4.88%, 6/15/25 (b)		7,479	7,460,303

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (b)	USD	27,487	$29,273,655
Polaris Intermediate Corp., 8.50% (8.50% Cash or 8.50% PIK), 12/01/22 (b)(i)		32,890	34,123,375
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)		4,049	4,271,695
Surgery Center Holdings, Inc.:
8.88%, 4/15/21 (b)		6,729	6,964,515
6.75%, 7/01/25 (b)		19,741	18,655,245
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	6,620	8,358,632
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23		2,193	2,850,711
Team Health Holdings, Inc., 6.38%, 2/01/25 (b)	USD	16,993	15,166,253
Tenet Healthcare Corp.:
6.75%, 2/01/20		6,005	6,065,050
4.75%, 6/01/20		3,697	3,761,697
6.00%, 10/01/20		17,055	18,032,251
7.50%, 1/01/22 (b)		7,472	7,845,600
8.13%, 4/01/22		63,581	64,693,667
6.75%, 6/15/23 (j)		15,583	15,115,510
4.63%, 7/15/24 (b)		16,977	16,552,575
5.13%, 5/01/25 (b)		5,000	4,875,000
7.00%, 8/01/25 (b)		9,608	9,031,520
Unilabs Subholding AB, 5.75%, 5/15/25	EUR	1,453	1,755,213
Vizient, Inc., 10.38%, 3/01/24 (b)	USD	16,518	18,541,455
WellCare Health Plans, Inc., 5.25%, 4/01/25		7,583	8,000,065

			760,879,779
Hotels, Restaurants & Leisure — 3.4%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/22 (b)		1,127	1,153,766
4.25%, 5/15/24 (b)		19,253	19,204,867
5.00%, 10/15/25 (b)		89,533	90,204,497
Aramark Services, Inc.:
5.13%, 1/15/24		15,978	16,768,911
5.00%, 4/01/25 (b)		1,140	1,204,182
Burger King France SAS:
6.00%, 5/01/24	EUR	2,724	3,522,662
(3 mo. EURIBOR + 5.250%), 5.25%, 5/01/23 (a)		4,203	5,143,208
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (b)	USD	22,346	22,513,595
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	1,000	1,252,100
5.88%, 5/15/23		900	1,124,482
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		2,730	3,453,248
Eldorado Resorts, Inc., 6.00%, 4/01/25	USD	4,288	4,480,960
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20		6,000	6,225,000
Golden Nugget, Inc., 6.75%, 10/15/24 (b)		222	225,885
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24		4,639	4,685,390
International Game Technology PLC, 4.75%, 2/15/23	EUR	2,904	3,937,724
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (b)	USD	2,251	2,408,570
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/01/27 (b)		270	276,075
Melco Resorts Finance Ltd., 4.88%, 6/06/25 (b)		21,637	21,874,184
MGM Resorts International:
5.25%, 3/31/20		37,189	38,490,615
6.75%, 10/01/20		23,168	25,021,440
6.63%, 12/15/21		34,909	38,302,155
7.75%, 3/15/22		9,697	11,054,580
Newco GB SAS, 8.00% (8.00% Cash or 8.00% PIK), 12/15/22 (i)	EUR	1,225	1,497,782
NH Hotel Group SA, 3.75%, 10/01/23		3,264	4,129,737

BLACKROCK FUNDS II	DECEMBER 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	1,360	$1,762,752
Punch Taverns Finance B Ltd., 7.37%, 9/30/21		216	332,667
Schumann SpA, 7.00%, 7/31/23	EUR	1,410	1,729,887
Scientific Games International, Inc.:
7.00%, 1/01/22 (b)	USD	62,744	66,116,490
10.00%, 12/01/22		37,753	41,433,917
5.00%, 10/15/25 (b)		14,384	14,419,960
Six Flags Entertainment Corp.:
4.88%, 7/31/24 (b)		25,089	25,465,335
5.50%, 4/15/27 (b)		240	248,400
Snaitech SpA:
6.38%, 11/07/21	EUR	1,555	2,001,443
(3 mo. EURIBOR + 6.000%), 6.00%, 11/07/21 (a)		1,140	1,387,658
Station Casinos LLC, 5.00%, 10/01/25 (b)	USD	13,576	13,643,880
Sterling Entertainment Enterprises LLC, 9.75%, 12/25/19 (b)(c)		29,820	29,521,800
Stonegate Pub Co. Financing PLC:
4.88%, 3/15/22	GBP	2,000	2,690,235
(3 mo. LIBOR GBP + 4.375%), 4.89%, 3/15/22 (a)		1,375	1,854,707
Thomas Cook Finance 2 PLC, 3.88%, 7/15/23	EUR	1,011	1,233,909
TVL Finance PLC, (3 mo. LIBOR GBP + 4.875%), 5.40%, 5/15/23 (a)	GBP	361	487,315
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 6/30/27		2,748	4,191,463
Series N, 6.46%, 3/30/32		3,900	5,198,274
Viking Cruises Ltd.:
6.25%, 5/15/25 (b)	USD	7,038	7,249,140
5.88%, 9/15/27 (b)		12,983	13,210,203
Vue International Bidco PLC, 7.88%, 7/15/20	GBP	1,842	2,534,845
William Hill PLC, 4.88%, 9/07/23		605	862,582
Wyndham Worldwide Corp., 4.15%, 4/01/24	USD	5,996	6,024,041

			571,756,518
Household Durables — 1.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (b)		10,392	10,859,640
CalAtlantic Group, Inc.:
8.38%, 1/15/21		14,708	16,950,970
6.25%, 12/15/21		745	809,256
5.38%, 10/01/22		3,122	3,348,345
5.25%, 6/01/26		1,331	1,407,533
K Hovnanian Enterprises, Inc.:
10.00%, 7/15/22 (b)		10,872	11,959,200
10.50%, 7/15/24 (b)		5,998	6,882,705
Lennar Corp.:
4.50%, 11/15/19		141	144,701
2.95%, 11/29/20 (b)		3,570	3,543,225
4.75%, 4/01/21		2,360	2,454,400
4.13%, 1/15/22		5,941	6,059,820
4.75%, 11/15/22		11,807	12,397,350
4.88%, 12/15/23		3,677	3,860,850
4.75%, 11/29/27 (b)		21,535	22,176,743
Mattamy Group Corp.:
6.88%, 12/15/23 (b)		7,759	8,205,143
6.50%, 10/01/25 (b)		7,601	8,038,057
MDC Holdings, Inc., 6.00%, 1/15/43		16,081	15,678,975
Meritage Homes Corp., 5.13%, 6/06/27		6,575	6,690,063
PulteGroup, Inc.:
5.50%, 3/01/26		937	1,018,987
6.38%, 5/15/33		14,380	16,105,600
6.00%, 2/15/35		8,347	8,973,025
Tempur Sealy International, Inc.:
5.63%, 10/15/23		4,753	4,943,120

Corporate Bonds		Par (000)	Value
Household Durables (continued)
5.50%, 6/15/26	USD	9,536	$9,776,307
Toll Brothers Finance Corp., 6.75%, 11/01/19		2,610	2,805,750
TRI Pointe Group, Inc.:
4.38%, 6/15/19		4,100	4,182,000
4.88%, 7/01/21		1,689	1,752,337
5.88%, 6/15/24		2,686	2,867,305
5.25%, 6/01/27		9,268	9,506,188
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 8/15/25 (b)		3,873	3,853,635
William Lyon Homes, Inc., 5.88%, 1/31/25		3,619	3,695,904

			210,947,134
Household Products — 0.1%
Diamond BC BV, 5.63%, 8/15/25	EUR	1,530	1,840,905
HRG Group, Inc., 7.88%, 7/15/19	USD	6,930	6,943,860
Spectrum Brands, Inc., 6.63%, 11/15/22		4,742	4,907,970

			13,692,735
Independent Power and Renewable Electricity Producers — 1.6%
AES Corp.:
8.00%, 6/01/20		1,620	1,814,400
7.38%, 7/01/21		605	679,113
4.88%, 5/15/23		14,368	14,637,400
5.50%, 3/15/24		680	707,200
5.50%, 4/15/25		6,530	6,856,500
6.00%, 5/15/26		7,038	7,601,040
5.13%, 9/01/27		6,210	6,520,500
Calpine Corp.:
5.88%, 1/15/24 (b)		8,138	8,280,415
5.25%, 6/01/26 (b)		46,670	45,737,067
Dynegy, Inc.:
7.38%, 11/01/22		37,727	39,801,985
8.00%, 1/15/25 (b)		1,583	1,713,597
8.13%, 1/30/26 (b)		8,140	8,892,950
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (b)		8,450	8,597,875
NRG Energy, Inc.:
6.25%, 5/01/24		144	150,840
6.63%, 1/15/27 (d)		45,526	48,143,745
5.75%, 1/15/28 (b)		25,394	25,647,940
NRG Yield Operating LLC, 5.38%, 8/15/24		4,129	4,273,515
Pattern Energy Group, Inc., 5.88%, 2/01/24 (b)		6,560	6,888,000
Talen Energy Supply LLC, 6.50%, 6/01/25		10,316	8,330,170
TerraForm Power Operating LLC:
4.25%, 1/31/23 (b)		9,836	9,762,230
6.63%, 6/15/25 (b)(o)		2,870	3,128,300
5.00%, 1/31/28 (b)		9,831	9,732,690

			267,897,472
Insurance — 1.6%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25 (b)		11,751	11,325,144
Alliant Holdings Intermediate LLC, 8.25%, 8/01/23 (b)		48,862	51,305,100
Ardonagh Midco 3 PLC:
8.38%, 7/15/23	GBP	4,700	6,437,196
8.63%, 7/15/23 (b)	USD	27,262	28,216,170
Assicurazioni Generali SpA:
(3 mo. EURIBOR + 7.113%), 7.75%, 12/12/42 (k)	EUR	2,600	4,020,385
(3 mo. EURIBOR + 5.350%), 5.50%, 10/27/47 (k)		2,160	3,107,447
AssuredPartners, Inc., 7.00%, 8/15/25 (b)	USD	3,122	3,106,390
BNP Paribas Cardif SA, (3 mo. EURIBOR + 3.930%), 4.03% (k)(n)	EUR	1,600	2,166,656

12	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Insurance (continued)
Credit Agricole Assurances SA, (5 yr. Euro Swap + 4.350%), 4.50% (k)(n)	EUR	2,000	$2,737,978
Delta Lloyd NV, (3 mo. EURIBOR + 3.900%), 4.38% (k)(n)		1,570	2,102,087
Groupama SA, 6.00%, 1/23/27		2,300	3,477,155
HUB International Ltd., 7.88%, 10/01/21 (b)	USD	42,937	44,708,151
NFP Corp., 6.88%, 7/15/25 (b)		4,651	4,685,883
Radian Group, Inc.:
5.25%, 6/15/20		519	546,896
7.00%, 3/15/21		1,425	1,597,781
4.50%, 10/01/24		5,627	5,764,861
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)		81,151	91,293,252
USIS Merger Sub, Inc., 6.88%, 5/01/25 (b)		3,813	3,851,130

			270,449,662
Internet & Direct Marketing Retail — 0.4%
Netflix, Inc.:
5.38%, 2/01/21		4,660	4,922,125
5.50%, 2/15/22		5,906	6,208,683
4.38%, 11/15/26		22,743	22,231,283
3.63%, 5/15/27	EUR	4,455	5,389,575
4.88%, 4/15/28 (b)	USD	19,650	19,257,000
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	4,690	5,919,502

			63,928,168
Internet Software & Services — 0.4%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 S.à r.l./Greeneden U.S. Holdings II LLC, 10.00%, 11/30/24 (b)	USD	22,371	24,440,317
GTT Communications, Inc., 7.88%, 12/31/24 (b)		8,642	9,117,310
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (b)		23,793	24,923,167
Match Group, Inc., 5.00%, 12/15/27 (b)		5,179	5,256,685
United Group BV:
4.38%, 7/01/22	EUR	2,097	2,612,487
(3 mo. EURIBOR + 4.375%), 4.38%, 7/01/23 (a)		3,186	3,846,259

			70,196,225
IT Services — 1.9%
Alliance Data Systems Corp.:
6.38%, 4/01/20 (b)	USD	3,360	3,385,032
5.88%, 11/01/21 (b)		15,351	15,734,775
5.38%, 8/01/22 (b)		24,909	25,095,817
APX Group, Inc.:
6.38%, 12/01/19		2,031	2,061,465
8.75%, 12/01/20		17,242	17,586,840
7.88%, 12/01/22		5,779	6,190,754
Booz Allen Hamilton, Inc., 5.13%, 5/01/25 (b)		24,769	24,830,923
First Data Corp.:
7.00%, 12/01/23 (b)		45,421	48,032,707
5.75%, 1/15/24 (b)		102,570	106,159,950
Gartner, Inc., 5.13%, 4/01/25 (b)		16,201	16,930,045
Michael Baker International LLC, 8.75%, 3/01/23 (b)		2,571	2,487,443
Sabre GLBL, Inc.:
5.38%, 4/15/23 (b)		7,209	7,425,270
5.25%, 11/15/23 (b)		5,096	5,212,189
Vantiv LLC/Vanity Issuer Corp.:
3.88%, 11/15/25 (b)	GBP	3,760	5,117,165
4.38%, 11/15/25 (b)	USD	9,769	9,892,871
WEX, Inc., 4.75%, 2/01/23 (b)		28,120	28,717,550

			324,860,796

Corporate Bonds		Par (000)	Value
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25 (b)	USD	16,098	$16,314,518
6.20%, 10/01/40		3,598	3,233,703
5.45%, 11/01/41		2,111	1,746,853

			21,295,074
Life Sciences Tools & Services — 1.6%
Avantor, Inc.:
4.75%, 10/01/24	EUR	3,341	3,996,801
6.00%, 10/01/24 (b)	USD	89,500	89,164,375
9.00%, 10/01/25 (b)		18,881	18,597,785
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (b)		9,465	10,222,200
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (b)		77,483	78,257,830
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 5/15/22 (b)		61,539	61,846,695
Quintiles IMS, Inc.:
3.25%, 3/15/25 (b)	EUR	2,975	3,681,102
3.25%, 3/15/25		1,880	2,326,209
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (b)	USD	5,356	5,583,630

			273,676,627
Machinery — 1.0%
Allison Transmission, Inc., 5.00%, 10/01/24 (b)		5,560	5,733,750
Cleaver-Brooks, Inc., 7.88%, 3/01/23 (b)		5,030	5,155,750
Colfax Corp., 3.25%, 5/15/25	EUR	3,571	4,433,158
EnPro Industries, Inc., 5.88%, 9/15/22	USD	10,069	10,484,346
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	3,805	4,647,593
6.00%, 7/15/22 (b)	USD	45,854	46,885,715
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (b)		15,814	16,979,492
Mercer International, Inc.:
7.75%, 12/01/22		1,126	1,193,560
6.50%, 2/01/24		7,141	7,587,313
5.50%, 1/15/26 (b)		6,404	6,500,060
Navistar International Corp., 6.63%, 11/01/25 (b)		15,398	16,065,965
Platin 1426 GmbH, 5.38%, 6/15/23	EUR	5,077	6,076,391
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25 (b)	USD	11,633	11,749,330
SPX FLOW, Inc.:
5.63%, 8/15/24 (b)		1,623	1,708,207
5.88%, 8/15/26 (b)		3,000	3,180,000
Terex Corp., 5.63%, 2/01/25 (b)		13,360	13,961,200
Wabash National Corp., 5.50%, 10/01/25 (b)		12,659	12,753,943

			175,095,773
Marine — 0.0%
CMA CGM SA:
7.75%, 1/15/21	EUR	2,192	2,735,923
6.50%, 7/15/22		2,250	2,830,588
5.25%, 1/15/25		1,250	1,488,559

			7,055,070
Media — 7.9%
Altice Luxembourg SA:
7.25%, 5/15/22		4,940	6,004,770
7.75%, 5/15/22 (b)	USD	56,124	55,282,140
6.25%, 2/15/25	EUR	4,430	5,209,013
AMC Networks, Inc.:
5.00%, 4/01/24	USD	5,314	5,380,425

BLACKROCK FUNDS II	DECEMBER 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
4.75%, 8/01/25	USD	15,280	$15,146,300
Banijay Group SAS, 4.00%, 7/01/22	EUR	1,034	1,294,336
Cablevision Systems Corp.:
7.75%, 4/15/18	USD	23,072	23,360,400
8.00%, 4/15/20		12,642	13,495,335
CBS Radio, Inc., 7.25%, 11/01/24 (b)		4,989	5,260,277
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/01/23 (b)		13,837	13,698,630
5.13%, 5/01/23 (b)		24,579	25,070,580
5.13%, 5/01/27 (b)		108,898	107,264,530
5.00%, 2/01/28 (b)		31,618	30,748,505
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/21 (b)		37,517	37,610,793
5.13%, 12/15/21 (b)		22,547	22,603,367
7.75%, 7/15/25 (b)		58,336	62,127,840
Clear Channel International BV, 8.75%, 12/15/20 (b)		40,003	41,303,097
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.63%, 3/15/20		18,475	18,082,406
Series A, 6.50%, 11/15/22		24,765	24,950,737
Series B, 7.63%, 3/15/20		39,273	38,487,540
Series B, 6.50%, 11/15/22		96,705	98,155,575
CSC Holdings LLC:
7.88%, 2/15/18		3,834	3,853,170
10.13%, 1/15/23 (b)		82,009	92,362,636
5.25%, 6/01/24		32,584	32,095,240
6.63%, 10/15/25 (b)		6,908	7,477,772
10.88%, 10/15/25 (b)		76,683	91,252,770
DISH DBS Corp.:
5.88%, 7/15/22		8,289	8,330,445
5.00%, 3/15/23		33,804	31,944,780
5.88%, 11/15/24		147	143,141
7.75%, 7/01/26		59,310	62,349,637
DISH Network Corp., 3.38%, 8/15/26 (m)		24,807	26,993,117
iHeartCommunications, Inc.:
9.00%, 12/15/19		5,246	3,895,155
9.00%, 3/01/21		10,107	7,226,505
9.00%, 9/15/22		14,979	10,747,433
10.63%, 3/15/23		9,722	6,854,010
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (b)		5,703	6,023,794
Live Nation Entertainment, Inc., 4.88%, 11/01/24 (b)		897	919,425
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (b)		5,926	5,851,925
MDC Partners, Inc., 6.50%, 5/01/24 (b)		21,137	21,242,685
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 8/15/23 (b)		15,288	16,224,390
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		10,104	10,356,600
5.63%, 2/15/24		2,468	2,609,910
5.88%, 3/15/25		1,700	1,797,750
SFR Group SA:
5.38%, 5/15/22	EUR	2,821	3,482,248
6.00%, 5/15/22 (b)	USD	25,717	26,038,463
6.00%, 5/15/22		1,100	1,113,750
7.38%, 5/01/26 (b)		87,683	89,984,679
Sirius XM Radio, Inc., 5.00%, 8/01/27 (b)		9,884	9,908,710
TEGNA, Inc., 5.50%, 9/15/24 (b)		2,505	2,627,119
Townsquare Media, Inc., 6.50%, 4/01/23 (b)		4,806	4,697,865
Tribune Media Co., 5.88%, 7/15/22		3,695	3,796,613

Corporate Bonds		Par (000)	Value
Media (continued)
Unitymedia GmbH, 3.75%, 1/15/27	EUR	1,700	$2,078,188
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 4/15/23		943	1,175,231
4.00%, 1/15/25		6,011	7,611,837
4.63%, 2/15/26		3,800	4,900,825
3.50%, 1/15/27		1,071	1,326,182
6.25%, 1/15/29		2,581	3,474,552
Univision Communications, Inc.:
5.13%, 5/15/23 (b)	USD	18,433	18,386,917
5.13%, 2/15/25 (b)		10,683	10,402,571
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	8,100	10,291,677
Urban One, Inc., 7.38%, 4/15/22 (b)	USD	4,415	4,403,963
Videotron Ltd., 5.13%, 4/15/27 (b)		20,140	21,046,300
Virgin Media Receivables Financing Notes I Dac, 5.50%, 9/15/24	GBP	5,905	8,025,237
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	1,925	2,432,442
Ziggo Bond Co. BV, 7.13%, 5/15/24		1,000	1,317,503

			1,339,611,758
Metals & Mining — 4.8%
Alcoa Nederland Holding BV, 7.00%, 9/30/26 (b)	USD	4,417	4,958,083
ArcelorMittal:
3.00%, 4/09/21	EUR	1,000	1,293,641
3.13%, 1/14/22		600	785,846
7.25%, 3/01/41	USD	363	459,195
Big River Steel LLC/BRS Finance Corp., 7.25%, 9/01/25 (b)		11,110	11,748,825
Cleveland-Cliffs, Inc., 4.88%, 1/15/24 (b)		10,199	10,173,503
Constellium NV:
5.75%, 5/15/24 (b)		24,965	25,464,300
6.63%, 3/01/25 (b)		14,669	15,457,459
4.25%, 2/15/26	EUR	1,589	1,906,747
5.88%, 2/15/26 (b)	USD	16,091	16,392,706
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (b)		46,640	48,389,000
7.25%, 5/15/22 (b)		988	1,035,720
7.50%, 4/01/25 (b)		7,321	7,943,285
Freeport-McMoRan, Inc.:
3.10%, 3/15/20		42,576	42,309,900
4.00%, 11/14/21		18,404	18,404,000
3.55%, 3/01/22		46,065	45,546,769
3.88%, 3/15/23		35,913	35,733,435
5.40%, 11/14/34		8,369	8,515,457
5.45%, 3/15/43		87,944	87,834,070
Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (b)		12,029	13,457,444
Kaiser Aluminum Corp., 5.88%, 5/15/24		5,126	5,446,375
Kinross Gold Corp.:
4.50%, 7/15/27 (b)		5,866	5,902,663
6.88%, 9/01/41		5,486	6,206,037
Mountain Province Diamonds, Inc., 8.00%, 12/15/22 (b)		4,974	4,918,043
Novelis Corp.:
6.25%, 8/15/24 (b)		46,891	49,118,323
5.88%, 9/30/26 (b)		70,874	72,291,480
Nyrstar Netherlands Holdings BV, 6.88%, 3/15/24	EUR	4,453	5,636,456
Ovako AB, 5.00%, 10/05/22		2,700	3,294,172
Steel Dynamics, Inc.:
5.25%, 4/15/23	USD	8,386	8,637,580
5.50%, 10/01/24		6,898	7,329,125
4.13%, 9/15/25 (b)		11,081	11,164,107

14	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
5.00%, 12/15/26	USD	9,205	$9,734,287
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25 (b)		16,526	17,269,670
Teck Resources Ltd.:
4.50%, 1/15/21		2,085	2,150,052
4.75%, 1/15/22		2,611	2,725,362
3.75%, 2/01/23		31,547	31,625,867
8.50%, 6/01/24 (b)		67,518	76,295,340
6.00%, 8/15/40		14,111	15,698,487
5.20%, 3/01/42		25,048	24,797,520
5.40%, 2/01/43		19,033	19,128,165
thyssenkrupp AG:
2.75%, 3/08/21	EUR	1,100	1,402,980
1.38%, 3/03/22		6,075	7,394,758
United States Steel Corp.:
8.38%, 7/01/21 (b)	USD	16,667	18,092,029
6.88%, 8/15/25		9,618	10,039,268

			814,107,531
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc.:
5.00%, 12/15/21		15,033	15,596,737
4.75%, 3/15/25 (b)		5,452	5,411,110

			21,007,847
Multiline Retail — 0.1%
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	1,775	2,464,081
Dollar Tree, Inc., 5.75%, 3/01/23	USD	331	346,723
JC Penney Corp., Inc.:
8.13%, 10/01/19 (j)		2,895	2,952,900
6.38%, 10/15/36		4,185	2,490,075
7.40%, 4/01/37		1,478	953,310

			9,207,089
Oil, Gas & Consumable Fuels — 10.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24		7,489	8,209,816
Andeavor Logistics LP, (3 mo. LIBOR US + 4.652%), 6.88% (k)(n)		17,738	18,007,618
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24		3,720	3,831,600
Antero Resources Corp.:
5.13%, 12/01/22		2,986	3,045,720
5.63%, 6/01/23		801	833,040
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/01/22 (b)		13,394	14,365,065
Blackstone CQP HoldCo LP:
6.50%, 3/20/21 (b)		134,732	136,752,980
6.00%, 8/18/21 (b)		21,955	22,009,887
California Resources Corp., 8.00%, 12/15/22 (b)		16,692	13,770,900
Callon Petroleum Co., 6.13%, 10/01/24		16,562	17,058,860
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/23		5,638	5,849,425
8.25%, 7/15/25		7,854	8,629,583
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24		12,066	13,732,616
5.88%, 3/31/25		22,173	24,029,989
5.13%, 6/30/27		49,310	51,006,264
Cheniere Energy Partners LP, 5.25%, 10/01/25 (b)		5,922	6,025,635
Chesapeake Energy Corp.:
5.75%, 3/15/23		2,015	1,863,875
8.00%, 6/15/27 (b)		42,126	40,440,960
CNX Resources Corp., 5.88%, 4/15/22		185,202	189,137,543

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 11.00%, 11/15/25 (b)	USD	18,964	$19,912,200
Continental Resources, Inc.:
3.80%, 6/01/24		1,360	1,344,700
4.38%, 1/15/28 (b)		8,094	7,990,397
4.90%, 6/01/44		14,512	13,858,960
Corral Petroleum Holdings AB, 11.75% (11.75% Cash or 11.75% PIK), 5/15/21 (i)	EUR	3,129	4,164,717
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (b)	USD	31,140	32,454,108
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23		14,380	14,943,696
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25 (b)		36,031	36,211,155
DCP Midstream Operating LP:
6.45%, 11/03/36 (b)		11,854	12,713,415
6.75%, 9/15/37 (b)		2,311	2,518,990
DEA Finance SA, 7.50%, 10/15/22	EUR	1,600	2,133,864
Denbury Resources, Inc., 9.25%, 3/31/22 (b)	USD	30,757	31,141,463
Diamondback Energy, Inc., 5.38%, 5/31/25		12,897	13,267,789
Eclipse Resources Corp., 8.88%, 7/15/23		4,630	4,751,537
Endeavor Energy Resources LP/EER Finance, Inc.:
5.50%, 1/30/26 (b)		6,667	6,783,673
5.75%, 1/30/28 (b)		12,187	12,516,049
Energy Transfer Equity LP:
7.50%, 10/15/20		10,420	11,462,000
4.25%, 3/15/23		7,742	7,683,935
5.88%, 1/15/24		6,024	6,340,260
5.50%, 6/01/27		33,797	34,472,940
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		20,950	17,702,750
8.00%, 11/29/24 (b)		21,662	22,366,015
Extraction Oil & Gas, Inc., 7.38%, 5/15/24 (b)		11,315	12,078,763
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.88%, 7/15/21 (b)		20,713	21,903,997
Genesis Energy LP/Genesis Energy Finance Corp.:
6.50%, 10/01/25		7,208	7,316,120
6.25%, 5/15/26		8,756	8,723,165
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 9/30/21 (b)		26,306	27,358,240
Gulfport Energy Corp.:
6.63%, 5/01/23		8,333	8,499,660
6.00%, 10/15/24		5,312	5,312,000
6.38%, 5/15/25		14,117	14,187,585
6.38%, 1/15/26 (b)		13,192	13,224,980
Halcon Resources Corp., 6.75%, 2/15/25 (b)		30,309	31,521,360
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 2/15/26 (b)		23,397	24,157,403
Matador Resources Co., 6.88%, 4/15/23		12,245	12,887,863
MEG Energy Corp.:
6.38%, 1/30/23 (b)		13,368	11,362,800
7.00%, 3/31/24 (b)		22,451	18,943,031
6.50%, 1/15/25 (b)		48,952	48,340,100
Murphy Oil Corp.:
4.45%, 12/01/22		2,058	2,065,717
5.88%, 12/01/42		6,372	6,224,807
Murphy Oil USA, Inc., 5.63%, 5/01/27		5,000	5,251,000
Newfield Exploration Co., 5.63%, 7/01/24		5,751	6,182,325
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 7/15/19		9,992	10,166,860
6.88%, 10/15/21		27,974	28,533,480

BLACKROCK FUNDS II	DECEMBER 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC:
4.38%, 8/15/22 (b)	USD	9,296	$9,452,870
4.88%, 8/15/27 (b)		56	58,100
7.77%, 12/15/37 (b)		30,513	37,607,273
Oasis Petroleum, Inc.:
6.50%, 11/01/21		4,879	4,982,679
6.88%, 3/15/22		3,610	3,704,763
6.88%, 1/15/23		3,387	3,463,207
Parsley Energy LLC/Parsley Finance Corp.:
6.25%, 6/01/24 (b)		661	695,703
5.38%, 1/15/25 (b)		23,084	23,314,840
5.25%, 8/15/25 (b)		6,070	6,085,175
5.63%, 10/15/27 (b)		20,116	20,568,610
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25		12,853	13,495,650
PDC Energy, Inc., 5.75%, 5/15/26 (b)		9,240	9,471,000
QEP Resources, Inc.:
5.38%, 10/01/22		2,936	3,002,060
5.25%, 5/01/23		1,106	1,119,117
Raffinerie Heide GmbH, 6.38%, 12/01/22	EUR	1,250	1,550,202
Range Resources Corp.:
5.88%, 7/01/22	USD	17,085	17,426,700
5.00%, 8/15/22		1,050	1,044,750
5.00%, 3/15/23		12,975	12,910,125
4.88%, 5/15/25		6,100	5,886,500
Resolute Energy Corp., 8.50%, 5/01/20		23,959	24,378,283
Rockies Express Pipeline LLC:
5.63%, 4/15/20 (b)		8,215	8,605,213
6.88%, 4/15/40 (b)		28,187	31,710,375
RSP Permian, Inc.:
6.63%, 10/01/22		19,054	19,982,883
5.25%, 1/15/25		9,780	10,024,500
Sanchez Energy Corp.:
7.75%, 6/15/21		2,010	1,889,400
6.13%, 1/15/23 (d)		41,540	35,101,300
Seven Generations Energy Ltd., 5.38%, 9/30/25 (b)		16,352	16,515,520
SM Energy Co.:
6.50%, 11/15/21		4,350	4,404,375
6.13%, 11/15/22		7,859	8,006,356
6.50%, 1/01/23		9,818	10,014,360
5.63%, 6/01/25		6,893	6,686,210
6.75%, 9/15/26		4,965	5,113,950
Southwestern Energy Co.:
6.70%, 1/23/25		4,452	4,624,515
7.50%, 4/01/26		17,249	18,327,063
7.75%, 10/01/27		3,607	3,850,473
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 9/15/24 (b)		10,239	10,507,774
5.50%, 1/15/28 (b)		22,657	22,933,415
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 2/01/25		6,787	6,948,191
5.38%, 2/01/27		7,589	7,788,211
5.00%, 1/15/28 (b)		16,467	16,425,833
Trinidad Drilling Ltd., 6.63%, 2/15/25 (b)		16,706	15,870,700
Tullow Oil Jersey Ltd., 6.63%, 7/12/21 (m)		400	494,000
Tullow Oil PLC:
6.00%, 11/01/20 (b)		2,410	2,431,208
6.00%, 11/01/20		1,300	1,311,440
Whiting Petroleum Corp.:
5.00%, 3/15/19		13,620	13,967,310
6.63%, 1/15/26 (b)		30,486	31,095,720
WildHorse Resource Development Corp., 6.88%, 2/01/25		7,792	7,967,320

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc., 5.75%, 6/24/44	USD	54,001	$57,646,067
WPX Energy, Inc.:
7.50%, 8/01/20		11,400	12,340,500
6.00%, 1/15/22		12,081	12,624,645
8.25%, 8/01/23		2,994	3,398,190
5.25%, 9/15/24		6,044	6,023,148

			1,834,425,017
Paper & Forest Products — 0.1%
Norbord, Inc., 6.25%, 4/15/23 (b)		10,791	11,775,679
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	1,900	2,378,397
Stora Enso OYJ, 2.50%, 6/07/27		1,550	1,906,405

			16,060,481
Pharmaceuticals — 2.1%
Catalent Pharma Solutions, Inc.:
4.75%, 12/15/24		900	1,148,320
4.88%, 1/15/26 (b)	USD	24,876	24,969,285
Endo DAC/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (b)		11,774	9,242,590
5.88%, 10/15/24 (b)		8,614	8,721,675
Endo Finance LLC, 5.75%, 1/15/22 (b)		4,585	3,817,013
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (b)(d)		8,096	7,003,040
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (b)		1,350	1,296,000
5.75%, 8/01/22 (b)		7,516	6,820,770
5.63%, 10/15/23 (b)		8,049	6,841,650
5.50%, 4/15/25 (b)		14,209	11,580,335
Nidda Healthcare Holding GmbH, 3.50%, 9/30/24	EUR	1,665	2,012,308
Prestige Brands, Inc., 6.38%, 3/01/24 (b)	USD	8,600	8,911,750
Teva Pharmaceutical Finance Netherlands II BV:
1.25%, 3/31/23	EUR	4,400	4,806,112
1.63%, 10/15/28		4,252	4,216,487
Valeant Pharmaceuticals International, Inc.:
7.50%, 7/15/21 (b)	USD	29,473	29,988,777
6.75%, 8/15/21 (b)		17,710	17,842,825
5.63%, 12/01/21 (b)		16,403	16,033,933
6.50%, 3/15/22 (b)		17,550	18,427,500
7.25%, 7/15/22 (b)		6,225	6,295,031
5.50%, 3/01/23 (b)		7,738	7,080,270
4.50%, 5/15/23	EUR	1,214	1,302,928
5.88%, 5/15/23 (b)	USD	33,075	30,677,063
7.00%, 3/15/24 (b)		33,157	35,477,990
6.13%, 4/15/25 (b)		37,561	34,368,315
5.50%, 11/01/25 (b)		33,512	34,098,460
9.00%, 12/15/25 (b)		16,667	17,370,347

			350,350,774
Professional Services — 0.1%
IHS Markit Ltd.:
4.75%, 2/15/25 (b)		14,304	15,090,720
4.00%, 3/01/26 (b)		6,545	6,536,819

			21,627,539
Real Estate Management & Development — 0.4%
ADLER Real Estate AG:
4.75%, 4/08/20	EUR	1,483	1,854,439
2.13%, 2/06/24		2,575	3,056,070
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (b)	USD	9,998	10,297,940
Howard Hughes Corp., 5.38%, 3/15/25 (b)		12,267	12,573,675
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (b)		7,254	7,353,743

16	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
5.25%, 12/01/21 (b)	USD	9,851	$10,220,413
4.88%, 6/01/23 (b)		182	179,725
RESIDOMO Sro, 3.38%, 10/15/24	EUR	2,703	3,306,297
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23	USD	17,370	19,407,060

			68,249,362
Road & Rail — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (b)		1,663	1,683,787
6.38%, 4/01/24 (b)		4,210	4,379,663
Avis Budget Finance PLC:
4.13%, 11/15/24	EUR	1,481	1,812,213
4.50%, 5/15/25		545	670,212
Europcar Groupe SA:
5.75%, 6/15/22		910	1,138,982
4.13%, 11/15/24		3,593	4,311,048
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22 (b)	USD	2,115	2,189,025
Hertz Corp.:
7.38%, 1/15/21		3,000	3,030,000
7.63%, 6/01/22 (b)		24,844	26,024,090
Park Aerospace Holdings Ltd.:
3.63%, 3/15/21 (b)		13,255	12,691,663
5.25%, 8/15/22 (b)		17,010	16,903,687
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		7,749	8,020,215

			82,854,585
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.:
7.50%, 8/15/22		4,083	4,481,093
7.00%, 7/01/24		2,670	2,766,787
Entegris, Inc., 4.63%, 2/10/26 (b)		10,792	10,953,880
Micron Technology, Inc.:
5.50%, 2/01/25		544	569,160
3.00%, 11/15/43 (m)		9,918	14,300,516
Microsemi Corp., 9.13%, 4/15/23 (b)		1,290	1,451,250
NXP BV/NXP Funding LLC:
4.13%, 6/15/20 (b)		13,528	13,853,078
4.13%, 6/01/21 (b)		14,934	15,232,680
4.63%, 6/15/22 (b)		15,667	16,391,599
3.88%, 9/01/22 (b)		3,756	3,798,255
5.75%, 3/15/23 (b)		5,137	5,303,953
4.63%, 6/01/23 (b)		14,434	15,097,964
Versum Materials, Inc., 5.50%, 9/30/24 (b)		7,948	8,504,360

			112,704,575
Software — 1.9%
BMC Software Finance, Inc., 8.13%, 7/15/21(b)		25,183	25,340,394
CDK Global, Inc., 4.88%, 6/01/27 (b)		15,641	15,836,513
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (b)		2,990	3,012,425
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (b)(i)		13,082	13,376,345
Infor U.S., Inc., 6.50%, 5/15/22		77,952	80,680,320
Informatica LLC, 7.13%, 7/15/23 (b)		40,584	41,497,140
Nuance Communications, Inc.:
5.38%, 8/15/20 (b)		51	51,701
6.00%, 7/01/24		7,837	8,405,183
5.63%, 12/15/26		6,396	6,659,835
PTC, Inc., 6.00%, 5/15/24		7,018	7,439,080

Corporate Bonds		Par (000)	Value
Software (continued)
Rackspace Hosting, Inc., 8.63%, 11/15/24 (b)	USD	12,250	$13,076,875
Sophia LP/Sophia Finance, Inc., 9.00%, 9/30/23 (b)		8,854	9,363,105
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		23,692	24,995,060
Symantec Corp., 5.00%, 4/15/25 (b)		10,430	10,847,200
TIBCO Software, Inc., 11.38%, 12/01/21 (b)		49,543	53,971,153

			314,552,329
Specialty Retail — 0.8%
3AB Optique Developpement SAS, 4.00%, 10/01/23	EUR	1,635	1,974,373
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	18,484	19,245,541
Autodis SA:
4.38%, 5/01/22	EUR	1,300	1,604,879
(3 mo. EURIBOR + 4.375%), 4.38%, 5/01/22 (a)		975	1,174,020
Beacon Escrow Corp., 4.88%, 11/01/25 (b)	USD	29,826	29,937,847
Group 1 Automotive, Inc.:
5.00%, 6/01/22		4,355	4,485,650
5.25%, 12/15/23 (b)		1,758	1,815,135
L Brands, Inc.:
6.63%, 4/01/21		3,560	3,898,200
6.88%, 11/01/35		19,702	19,899,020
Masaria Investments SAU, 5.00%, 9/15/24	EUR	1,943	2,342,958
Maxeda DIY Holding BV, 6.13%, 7/15/22		1,000	1,206,782
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)	USD	13,907	7,999,306
Penske Automotive Group, Inc.:
5.75%, 10/01/22		12,957	13,361,906
5.50%, 5/15/26		860	872,642
PetSmart, Inc., 5.88%, 6/01/25 (b)		10,377	7,964,347
Staples, Inc., 8.50%, 9/15/25 (b)		11,093	10,261,025

			128,043,631
Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC/EMC Corp., 7.13%, 6/15/24 (b)		31,583	34,579,098
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (b)		12,210	11,538,450
Western Digital Corp.:
7.38%, 4/01/23 (b)		23,793	25,666,699
10.50%, 4/01/24		26,831	31,090,421

			102,874,668
Textiles, Apparel & Luxury Goods — 0.1%
CBR Fashion Finance BV, 5.13%, 10/01/22	EUR	494	564,896
Levi Strauss & Co, 3.38%, 3/15/27		1,950	2,455,516
PVH Corp.:
7.75%, 11/15/23	USD	450	540,000
3.13%, 12/15/27	EUR	5,421	6,588,423
SMCP Group SAS, 5.88%, 5/01/23		961	1,243,422
Springs Industries, Inc., 6.25%, 6/01/21	USD	2,844	2,900,880

			14,293,137
Thrifts & Mortgage Finance — 0.1%
Deutsche Pfandbriefbank AG, 4.60%, 2/22/27	EUR	700	941,145
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 3/15/22 (b)	USD	1,911	1,970,719
5.25%, 10/01/25 (b)		9,014	8,968,930
MGIC Investment Corp., 5.75%, 8/15/23		417	456,094

BLACKROCK FUNDS II	DECEMBER 31, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Thrifts & Mortgage Finance (continued)
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)	USD	9,040	$9,062,600

			21,399,488
Trading Companies & Distributors — 1.6%
Aircastle Ltd.:
7.63%, 4/15/20		1,026	1,120,905
5.50%, 2/15/22		12,450	13,337,063
American Builders & Contractors Supply Co., Inc.:
5.63%, 4/15/21 (b)		2,435	2,477,613
5.75%, 12/15/23 (b)		2,613	2,750,183
Ashtead Capital, Inc., 5.63%, 10/01/24 (b)		5,904	6,258,240
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		7,593	8,077,054
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (b)		64,440	68,789,700
HD Supply, Inc., 5.75%, 4/15/24 (b)		81,231	86,307,937
Herc Rentals, Inc.:
7.50%, 6/01/22 (b)		3,062	3,299,305
7.75%, 6/01/24 (b)		6,786	7,447,635
Loxam SAS:
3.50%, 4/15/22	EUR	328	410,275
3.50%, 5/03/23		2,300	2,864,155
4.25%, 4/15/24		3,236	4,137,020
6.00%, 4/15/25		1,005	1,310,860
Rexel SA:
3.50%, 6/15/23		4,827	6,061,608
2.63%, 6/15/24		2,850	3,513,884
United Rentals North America, Inc.:
4.63%, 7/15/23	USD	3,804	3,932,841
5.75%, 11/15/24		1,650	1,736,625
5.50%, 7/15/25		6,203	6,575,180
4.63%, 10/15/25		26,680	26,880,100
5.88%, 9/15/26		322	344,540
5.50%, 5/15/27		492	517,830
4.88%, 1/15/28		5,198	5,223,990

			263,374,543
Transportation Infrastructure — 0.1%
Hapag-Lloyd AG, 5.13%, 7/15/24	EUR	1,528	1,910,977
Heathrow Finance PLC, 3.88%, 3/01/27	GBP	1,677	2,247,441
Silk Bidco AS, 7.50%, 2/01/22	EUR	3,490	4,333,355
Swissport Financing S.à r.l.:
6.75%, 12/15/21		2,745	3,423,909
9.75%, 12/15/22		2,100	2,618,031

			14,533,713
Wireless Telecommunication Services — 3.1%
CB Escrow Corp., 8.00%, 10/15/25 (b)	USD	13,993	14,202,895
Digicel Group Ltd., 7.13%, 4/01/22 (b)		17,225	15,950,522
Digicel Ltd., 6.00%, 4/15/21 (b)		49,899	49,113,590
Matterhorn Telecom SA:
3.88%, 5/01/22	EUR	4,275	5,212,182
4.00%, 11/15/27		3,120	3,631,215
(3 mo. EURIBOR + 3.250%), 3.25%, 2/01/23 (a)		269	322,460
SoftBank Group Corp.:
4.00%, 7/30/22		1,510	1,974,827
4.75%, 9/19/24	USD	6,100	6,040,452
4.75%, 7/30/25	EUR	3,188	4,198,288
Sprint Capital Corp.:
6.90%, 5/01/19	USD	3,835	4,012,369
8.75%, 3/15/32		57,081	64,786,935
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		187	196,836

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
7.00%, 3/01/20 (b)	USD	44,172	$47,264,040
6.00%, 11/15/22		26,266	26,266,000
Sprint Corp.:
7.88%, 9/15/23		29,330	31,236,450
7.13%, 6/15/24		88,328	89,873,740
7.63%, 2/15/25		46,482	48,689,895
T-Mobile USA, Inc.:
4.00%, 4/15/22		6,723	6,895,277
6.00%, 3/01/23		17,055	17,856,585
6.63%, 4/01/23		44,709	46,609,133
6.84%, 4/28/23		6,635	6,950,163
6.00%, 4/15/24		12,976	13,754,560
6.38%, 3/01/25		5,030	5,382,100
5.13%, 4/15/25		11,262	11,698,403
5.38%, 4/15/27		4,087	4,357,764

			526,476,681
Total Corporate Bonds — 79.5%			13,451,406,000

Floating Rate Loan Interests
Aerospace & Defense — 0.1%
Sequa Mezzanine Holdings LLC:
Initial Loan (Second Lien), (3 mo. LIBOR US + 9.00%, 1.00% Floor), 10.37%, 4/28/22 (p)		3,845	3,878,644
Initial Term Loan (First Lien), (3 mo. LIBOR US + 5.00%, 1.00% Floor), 6.55%, 11/28/21 (p)		10,805	10,865,535

			14,744,179
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 5.27%, 3/19/21 (c)(p)		9,281	8,828,989
Ceva Intercompany BV, Dutch BV Term Loan, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.88%, 3/19/21 (p)		9,456	8,926,715
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.88%, 3/19/21 (p)		1,429	1,348,882
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, (3 mo. LIBOR US + 5.50%, 1.00% Floor), 6.88%, 3/19/21 (p)		13,468	12,713,323

			31,817,909
Airlines — 0.0%
Northwest Airlines, Inc.:
Loan B757-200 (N551), (6 mo. LIBOR US + 1.23%), 2.68%, 9/10/18 (c)(p)		1,393	1,381,136
Loan B757-200 (N554), (6 mo. LIBOR US + 1.23%), 2.68%, 9/10/18 (c)(p)		1,405	1,393,248
Loan B757-300 (N550), (6 mo. LIBOR US + 1.23%), 2.68%, 9/10/18 (c)(p)		1,384	1,365,388

			4,139,772
Capital Markets — 0.0%
Clipper Acquisitions Corp. (AKA TCW Group, Inc.), Term Loan B, 12/27/24 (q)		4,404	4,407,655
Chemicals — 0.2%
Ascend Performance Materials Operations LLC, Term B Loan, (3 mo. LIBOR US + 5.25%, 1.00% Floor), 6.94%, 8/12/22 (c)(p)		29,421	29,568,000

18	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Floating Rate Loan Interests		Par (000)	Value
Commercial Services & Supplies — 0.1%
Tempo Acquisition LLC, Initial Term Loan, (1 mo. LIBOR US + 3.00%, 2.00% Floor), 4.57%, 5/01/24 (p)	USD	11,663	$11,614,682
Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.):
Initial Term Loan, (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.63%, 6/21/24 (p)		11,989	12,028,449
Initial Term Loan, (3 mo. LIBOR US + 4.25%, 1.00% Floor), 5.61%, 6/21/24 (p)		62,901	63,105,923

			75,134,372
Diversified Consumer Services — 0.1%
Ascend Learning LLC, Initial Term Loan, (1 mo. LIBOR US + 3.00%, 1.00% Floor), 4.57%, 7/12/24 (p)		3,772	3,790,405
Laureate Education, Inc., Series 2024 Term Loan, (1 mo. LIBOR US + 4.50%, 1.00% Floor), 6.07%, 4/26/24 (p)		7,617	7,674,568

			11,464,973
Diversified Financial Services — 0.1%
Veritas U.S., Inc., New Dollar Term B Loan, (3 mo. LIBOR US + 4.50%, 1.00% Floor), 6.19%, 1/27/23 (p)		19,692	19,724,616
Diversified Telecommunication Services — 1.6%
CenturyLink, Inc., Initial Term B Loan, (1 mo. LIBOR US + 2.75%, 1.00% Floor), 4.32%, 1/31/25 (p)		48,409	46,639,167
Intelsat Jackson Holdings SA:
Term Loan B4, 1/15/24 (q)		12,479	12,616,768
Term Loan B5, 1/15/24 (q)		81,197	81,941,576
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, (3 mo. LIBOR US + 12.50%, 1.00% Floor), 14.02%, 12/07/20 (p)		174,889	105,699,374
Virgin Media Bristol LLC:
K Facility, 1/15/26 (q)		15,067	15,057,622
K Facility, (1 mo. LIBOR US + 2.50%), 3.98%, 1/15/26 (p)		6,997	6,992,671

			268,947,178
Electrical Equipment — 0.2%
Generac Power Systems, Inc., Term Loan B, 5/31/23 (q)		18,707	18,739,736
Vertiv Group Corp. (FKA Cortes NP Acquisition Corp.):
Term B Loan, 11/30/23 (q)		12,317	12,296,431
Term B Loan, (1 mo. LIBOR US + 4.00%, 1.00% Floor), 5.35%, 11/30/23 (p)		8,297	8,282,745

			39,318,912
Energy Equipment & Services — 0.3%
Pioneer Energy Services Corp. (FKA Pioneer Drilling Co.), Term Loan (1 mo. LIBOR US + 7.75%, 1.00% Floor), 9.16%, 11/08/22 (c)(p)		34,064	34,660,120
Weatherford International Ltd., Loan, (1 mo. LIBOR US + 2.30%), 3.87%, 7/13/20 (p)		15,999	15,619,377

			50,279,497
Food Products — 0.0%
Chobani LLC (Chobani Idaho LLC), New Term Loan (First Lien), (1 mo. LIBOR US + 3.50%, 1.00% Floor), 5.07%, 10/10/23 (p)		3,818	3,845,180

Floating Rate Loan Interests		Par (000)	Value
Health Care Equipment & Supplies — 0.4%
DJO Finance LLC:
Initial Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 6/08/20 (p)	USD	13,213	$13,016,730
Initial Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.58%, 6/08/20 (p)		13,522	13,321,647
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-3 Loan, (1 mo. LIBOR US + 5.00%, 1.00% Floor), 6.57%, 6/15/21 (p)		41,608	42,232,038

			68,570,415
Hotels, Restaurants & Leisure — 0.2%
Aristocrat Leisure Ltd., New 2017 Term Loan, 10/19/24 (q)		17,115	17,136,394
Caesars Resort Collection LLC, Term B Loan, (3 mo. LIBOR US + 2.75%), 4.34%, 12/23/24 (p)		13,347	13,399,454

			30,535,848
Household Products — 0.0%
Diamond (BC) BV, Initial USD Term Loan, (2 mo. LIBOR US + 3.00%, 1.00% Floor), 4.42%, 9/06/24 (p)		1,653	1,653,992
Independent Power and Renewable Electricity Producers — 0.0%
Exgen Renewables IV LLC, Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.47%, 11/28/24 (c)(p)		4,434	4,478,340
Insurance — 0.3%
Asurion LLC (FKA Asurion Corp.), Second Lien Replacement B-2 Term Loan, (1 mo. LIBOR US + 6.00%), 7.57%, 8/04/25 (p)		8,479	8,704,202
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 2/28/22 (q)		7,485	7,513,069
Initial Term Loan (First Lien), 3/01/21 (q)		25,654	25,629,885
Wink Holdco, Inc. (AKA Davis Vision – Superior Vision), Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.49%, 12/02/24 (p)		4,697	4,717,573

			46,564,729
Internet Software & Services — 0.0%
Peak 10 Holding Corp., Initial Term Loan (Second Lien), (3 mo. LIBOR US + 7.25%, 1.00% Floor), 8.63%, 8/01/25 (p)		3,852	3,866,445
Life Sciences Tools & Services — 0.1%
Albany Molecular Research, Inc.:
Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 8/30/24 (p)		9,205	9,043,844
Initial Term Loan (Second Lien), (1 mo. LIBOR US + 7.00%, 1.00% Floor), 8.57%, 8/30/25 (p)		1,533	1,496,591

			10,540,435
Machinery — 0.2%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Initial Term Loan, (1 mo. LIBOR US + 3.75%, 1.00% Floor), 5.32%, 8/18/24 (p)		30,048	30,240,298
Gates Global LLC, Initial B-2 Dollar Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.69%, 4/01/24 (p)		3,324	3,339,799

			33,580,097

BLACKROCK FUNDS II	DECEMBER 31, 2017	19

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Floating Rate Loan Interests		Par (000)	Value
Media — 0.4%
Charter Communications Operating LLC (AKA CCO Safari LLC), Term B Loan, 4/15/25 (q)	USD	21,671	$21,678,574
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, (1 mo. LIBOR US + 2.25%), 3.74%, 7/17/25 (p)		3,671	3,653,906
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, (3 mo. LIBOR US + 6.75%), 8.44%, 1/30/19 (p)		29,494	22,046,984
Sinclair Television Group, Inc., Term Loan B, 12/24/24 (q)		14,832	14,804,264
Unitymedia Finance LLC, Facility D Loan, 1/20/26 (q)		6,950	6,930,679

			69,114,407
Oil, Gas & Consumable Fuels — 1.0%
BCP Renaissance Parent LLC, Initial Term Loan, (3 mo. LIBOR US + 4.00%, 1.00% Floor), 5.38%, 10/31/24 (p)		14,952	15,123,948
California Resources Corp., Initial Loan, 11/09/22 (q)		30,397	30,245,015
Chesapeake Energy Corp., Class A Loan, (3 mo. LIBOR US + 7.50%, 1.00% Floor), 8.95%, 8/23/21 (p)		64,570	68,637,704
CITGO Holding, Inc., Term Loan, (3 mo. LIBOR US + 8.50%, 1.00% Floor), 9.84%, 5/12/18 (p)		9,919	10,006,198
CONSOL Energy, Inc. (FKA Consol Mining Corp.), Initial Term B Loan, 11/28/22 (q)		1,474	1,489,963
Gavilan Resources LLC, Initial Term Loan (Second Lien), (1 mo. LIBOR US + 6.00%, 1.00% Floor), 7.46%, 3/01/24 (p)		15,038	14,875,138
Medallion Midland Acquisition LLC:
Initial Term Loan, 10/30/24 (q)		3,238	3,242,047
Initial Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.82%, 10/30/24 (c)(p)		6,944	6,952,680
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR US + 6.88%, 1.00% Floor), 8.44%, 11/25/21 (c)(p)		15,030	14,804,550

			165,377,243
Pharmaceuticals — 0.0%
Alpha 3 BV (AKA Atotech), Initial Term B-1 Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.69%, 1/31/24 (p)		1,872	1,881,739
Professional Services — 0.0%
Greenrock Finance, Inc., Initial USD Term B Loan (First Lien), (3 mo. LIBOR US + 3.50%, 1.00% Floor), 5.19%, 6/28/24 (p)		3,226	3,235,420
Real Estate Management & Development — 0.2%
VICI Properties 1 LLC, Term B Loan, 12/13/24 (q)		25,153	25,153,000
Software — 0.6%
Applied Systems, Inc.:
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 1.00% Floor), 4.94%, 9/19/24 (p)		6,889	6,955,693
Initial Term Loan (Second Lien), (3 mo. LIBOR US + 7.00%, 1.00% Floor), 8.69%, 9/19/25 (p)		1,598	1,651,933
BMC Software Finance, Inc.:
Initial B-2 U.S. Term Loan, 9/10/22 (q)		3,412	3,412,133
Initial B-2 U.S. Term Loan, (1 mo. LIBOR US + 3.25%), 4.82%, 9/10/22 (p)		4,312	4,312,359
Cypress Intermediate Holdings III, Inc. (FKA Jaguar Holding, Inc.), Initial Term Loan (Second Lien), (1 mo. LIBOR US + 6.75%, 1.00% Floor), 8.32%, 4/28/25 (p)		2,137	2,178,415

Floating Rate Loan Interests		Par (000)	Value
Software (continued)
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-6 Term Loan, (3 mo. LIBOR US + 2.75%, 1.00% Floor), 4.44%, 2/01/22 (p)	USD	10,302	$10,333,967
Kronos, Inc., Initial Term Loan (Second Lien), (3 mo. LIBOR US + 8.25%, 1.00% Floor), 9.63%, 11/01/24 (p)		35,598	36,897,327
McAfee LLC, Closing Date USD Term Loan, (1 mo. LIBOR US + 4.50%, 1.00% Floor), 6.07%, 9/30/24 (p)		7,168	7,139,865
Mitchell International, Inc.:
Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%), 4.94%, 11/29/24 (p)		14,061	14,048,154
Initial Term Loan (Second Lien), 11/15/25 (q)		7,811	7,861,771

			94,791,617
Specialty Retail — 0.1%
Neiman Marcus Group, Inc., Other Term Loan, (1 mo. LIBOR US + 3.25%, 1.00% Floor), 4.64%, 10/25/20 (p)		18,496	15,058,313
Transportation Infrastructure — 0.0%
Deck Chassis Acquisition, Inc., Term Loan Second Lien, 6/15/23 (c)(q)		2,515	2,552,725
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., Initial Term B Loan (First Lien), (1 mo. LIBOR US + 3.75%, 1.00% Floor), 5.31%, 5/27/24 (p)		21,181	21,260,343
Total Floating Rate Loan Interests — 6.9%			1,163,222,033

Foreign Agency Obligations		Par (000)	Value
Canada — 0.1%
NOVA Chemicals Corp., 4.88%, 6/01/24 (b)		11,899	11,869,253
France — 0.1%
NEW Areva Holding SA, 4.88%, 9/23/24	EUR	8,200	11,013,644
Mexico — 0.0%
Petroleos Mexicanos, 5.38%, 3/13/22 (b)	USD	2,420	2,565,200
Total Foreign Agency Obligations — 0.2%			25,448,097

Investment Companies		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (g)(v)		1,899,510	165,751,243
Pershing Square Holdings Ltd. (b)		14,000,000	14,492,800
SPDR Bloomberg Barclays High Yield Bond ETF (g)		4,000,000	146,880,000
SPDR Bloomberg Barclays Short Term High Yield Bonds ETF		3,000,000	82,680,000
Total Investment Companies — 2.4%			409,804,043

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.1%
Core Industrial Trust, Series 2015-CALW,
Class G, 3.85%, 2/10/34 (b)(d)	USD	6,000	5,808,065
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (b)(d)		5,000	4,968,662
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (b)(d)		11,845	11,694,162
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (b)(d)		1,000	996,937

20	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ, 5.63%, 10/15/48 (d)	USD	852	$856,791
Total Non-Agency Mortgage-Backed Securities — 0.1%			24,324,617

Other Interests(r)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Lear Corp., Escrow (c)(e)(l)		7,955	1
Lear Corp., Escrow (c)(e)(l)		7,495	1

			2
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (e)(l)		9,030	415,380
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (e)(l)		5,675	261,050
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (e)		5,500	253,000
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (e)(l)		2,520	115,920
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (e)		1,000	46,500

			1,091,850
Chemicals — 0.0%
Momentive Performance Materials, Inc., Escrow Bonds (c)(e)(l)		22,959	2
Electric Utilities — 0.0%
Mirant America Corp., Escrow (b)(c)(e)(l)		3,270	—
Mirant America, Inc., Escrow (b)(c)(e)(l)		1,880	—
Mirant Americas Generation LLC, Escrow (c)(e)(l)		1,215	—

			—
Media — 0.0%
Adelphia Communications Corp., Escrow (c)(e)(l)		800	—
Adelphia Communications Corp., Escrow (c)(e)(l)		325	11
Century Communications, Escrow (c)(e)(l)		625	—

			11
Total Other Interests — 0.0%			1,091,865

Preferred Securities		Par (000)	Value
Capital Trusts

Banks — 2.5%
ABN AMRO Bank NV:
(5 yr. Euro Swap + 3.898%), 4.75% (k)(n)	EUR	1,700	2,126,428
(5 yr. Euro Swap + 5.452%), 5.75% (k)(n)		2,200	2,878,552
Allied Irish Banks PLC, (5 yr. Euro Swap + 7.339%), 7.38% (k)(n)		1,600	2,167,633
Banco Bilbao Vizcaya Argentaria SA:
(5 yr. Euro Swap + 6.155%), 7.00% (k)(n)		2,400	3,026,026
(5 yr. Euro Swap + 9.177%), 8.88% (k)(n)		600	853,091

Preferred Securities		Par (000)	Value
Banks (continued)
Banco Santander SA:
(5 yr. Euro Swap + 5.410%), 6.25% (k)(n)	EUR	5,300	$6,645,489
(5 yr. Euro Swap + 6.803%), 6.75% (k)(n)		4,300	5,856,635
Bank of America Corp.:
Series AA, (3 mo. LIBOR US + 3.898%), 6.10% (k)(n)	USD	23,626	25,929,535
Series X, (3 mo. LIBOR US + 3.705%), 6.25% (k)(n)		29,294	32,371,335
Series Z, (3 mo. LIBOR US + 4.174%), 6.50% (k)(n)		13,616	15,471,180
Bank of Ireland, (5 yr. Euro Swap + 6.956%), 7.38% (k)(n)	EUR	1,416	1,902,928
Bankia SA, (5 yr. Euro Swap + 5.819%), 6.00% (k)(n)		1,600	2,004,703
Barclays PLC, (5 yr. GBP Swap + 6.462%), 7.25% (k)(n)	GBP	3,989	5,877,185
BNP Paribas SA, (5 yr. Euro Swap + 5.230%), 6.13% (k)(n)	EUR	1,180	1,635,271
CIT Group, Inc., (3 mo. LIBOR US + 3.972%), 5.80% (k)(n)	USD	29,981	30,880,430
Citigroup, Inc.:
(3 mo. LIBOR US + 4.068%), 5.95% (k)(n)		11,322	12,043,777
Series N, (3 mo. LIBOR US + 4.093%), 5.80% (k)(n)		17,210	17,833,863
Series O, (3 mo. LIBOR US + 4.059%), 5.88% (k)(n)		6,570	6,816,375
Series P, (3 mo. LIBOR US + 3.905%), 5.95% (k)(n)		7,775	8,280,375
Series R, (3 mo. LIBOR US + 4.478%), 6.13% (k)(n)		10,372	11,033,215
Cooperatieve Rabobank UA:
(5 yr. Euro Swap + 5.250%), 5.50% (k)(n)	EUR	2,100	2,730,700
(5 yr. Euro Swap + 6.697%), 6.63% (k)(n)		3,200	4,439,432
Credit Agricole SA, (5 yr. Euro Swap + 5.120%), 6.50% (k)(n)		4,690	6,365,973
Danske Bank A/S, (6 yr. Euro Swap + 4.640%), 5.75% (k)(n)		1,900	2,467,784
DNB Bank ASA, (5 yr. Swap Semi 30/360 US + 5.080%), 6.50% (k)(n)	USD	925	994,375
Erste Group Bank AG:
(5 yr. Euro Swap + 6.204%), 6.50% (k)(n)	EUR	1,600	2,224,707
(5 yr. Euro Swap + 9.020%), 8.88% (k)(n)		2,200	3,226,248
Hongkong & Shanghai Banking Corp. Ltd., (3 mo. LIBOR US + 0.000%), 1.63% (k)(n)	USD	3,200	2,816,000
HSBC Holdings PLC:
(USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00% (k)(n)		24,266	25,509,633
(USD Swap Rate 11:00 am NY 1 + 4.368%), 6.38% (k)(n)		1,750	1,881,250
HSH Nordbank AG, 7.25% (n)		1,758	911,558
Intesa Sanpaolo SpA:
(5 yr. Euro Swap + 6.884%), 7.00% (k)(n)	EUR	4,031	5,348,910
(5 yr. Euro Swap + 7.192%), 7.75% (k)(n)		1,380	2,013,769
JPMorgan Chase & Co.:
Series Q, (3 mo. LIBOR US + 3.250%), 5.15% (k)(n)	USD	9,285	9,598,833
Series V, (3 mo. LIBOR US + 3.320%), 5.00% (k)(n)		17,450	17,753,281
Series X, (3 mo. LIBOR US + 3.330%), 6.10% (k)(n)		46,512	51,107,386
KBC Group NV, (5 yr. Euro Swap + 4.759%), 5.63% (k)(n)	EUR	1,600	2,002,496

BLACKROCK FUNDS II	DECEMBER 31, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Preferred Securities		Par (000)	Value
National Westminster Bank PLC, 1.75% (d)(n)	USD	1,800	$1,585,440
Nordea Bank AB, (5 yr. Euro Swap + 3.003%), 3.50% (k)(n)	EUR	650	782,240
Royal Bank of Scotland Group PLC:
(5 yr. Swap Semi 30/360 US + 5.800%), 7.50% (k)(n)	USD	760	803,700
(5 yr. Swap Semi 30/360 US + 7.598%), 8.63% (k)(n)		10,171	11,455,089
Santander UK Group Holdings PLC, (5 yr. GBP Swap + 5.792%), 6.75% (k)(n)	GBP	1,300	1,915,352
Société Générale SA:
(3 mo. LIBOR GBP + 3.400%), 8.88% (k)(n)		1,900	2,643,890
(5 yr. Swap Semi 30/360 US + 6.238%), 7.38% (b)(k)(n)	USD	1,100	1,192,180
Swedbank AB, (5 yr. Swap Semi 30/360 US + 4.106%), 6.00% (k)(n)		200	211,427
UniCredit SpA:
(5 yr. Euro Swap + 6.100%), 6.75% (k)(n)	EUR	700	905,874
(5 yr. Euro Swap + 9.300%), 9.25% (k)(n)		3,325	4,831,471
Wells Fargo & Co.:
Series S, (3 mo. LIBOR US + 3.110%), 5.90% (k)(n)	USD	21,830	23,351,551
Series U, (3 mo. LIBOR US + 3.990%), 5.88% (k)(n)		30,854	34,172,348

			420,876,923
Capital Markets — 0.3%
Goldman Sachs Group, Inc., (3 mo. LIBOR US + 2.874%), 5.00% (k)(n)		44,110	43,404,240
Morgan Stanley, Series H, (3 mo. LIBOR US + 3.610%), 5.45% (k)(n)		6,391	6,560,361
UBS Group AG:
(5 yr. Euro Swap + 5.287%), 5.75% (k)(n)	EUR	5,050	6,892,368
(5 yr. Swap Semi 30/360 US + 4.866%), 7.00% (k)(n)	USD	1,775	2,010,187

			58,867,156
Chemicals — 0.1%
LANXESS AG, (5 yr. Euro Swap + 4.510%), 4.50%, 12/06/76 (k)	EUR	1,175	1,568,424
Solvay Finance SA:
(5 yr. Euro Swap + 4.889%), 5.12% (k)(n)		6,376	8,572,072
(5 yr. Euro Swap + 3.700%), 5.43% (k)(n)		141	198,866

			10,339,362
Consumer Finance — 0.1%
General Motors Financial Co., Inc., (3 mo. LIBOR US + 3.598%), 5.75% (k)(n)	USD	19,330	19,906,614
Diversified Financial Services — 0.1%
HBOS Capital Funding LP, 6.85% (n)		5,750	5,884,837
HT1 Funding GmbH, (#N/A 2.000%), 1.84% (k)(n)	EUR	1,600	1,877,328
Origin Energy Finance Ltd., (5 yr. Euro Swap + 3.670%), 4.00%, 9/16/74 (k)		2,752	3,442,311

			11,204,476
Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV:
(5 yr. Euro Swap + 5.202%), 6.13% (k)(n)		4,282	5,343,571
(5 yr. GBP Swap + 5.505%), 6.88%, 3/14/73 (k)	GBP	2,000	2,960,197
Orange SA:
(5 yr. Euro Swap + 3.361%), 4.00% (k)(n)	EUR	1,000	1,326,430
(5 yr. GBP Swap + 3.353%), 5.75% (k)(n)	GBP	646	973,148

			10,603,346

Preferred Securities		Par (000)	Value
Electric Utilities — 0.1%
Enel SpA:
(5 yr. Euro Swap + 5.242%), 6.50%, 1/10/74 (k)	EUR	3,515	$4,482,080
(5 yr. Euro Swap + 3.648%), 5.00%, 1/15/75 (k)		1,400	1,823,743
(5 yr. GBP Swap + 5.662%), 7.75%, 9/10/75 (k)	GBP	950	1,475,998
Gas Natural Fenosa Finance BV:
(8 yr. Euro Swap + 3.353%), 4.13% (k)(n)	EUR	1,800	2,354,578
(9 yr. Euro Swap + 3.079%), 3.38% (k)(n)		3,000	3,781,208

			13,917,607
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26 (n)		1,000	1,286,643
Insurance — 0.1%
Assicurazioni Generali SpA, (3 mo. LIBOR GBP + 2.200%), 6.42% (k)(n)	GBP	2,100	3,135,866
Ethias SA, 5.00%, 1/14/26	EUR	2,400	3,324,356
Groupama SA, (3 mo. EURIBOR + 5.770%), 6.38% (k)(n)		1,700	2,448,331

			8,908,553
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (b)(n)	USD	2,827	3,003,687
Multi-Utilities — 0.0%
RWE AG, (5 yr. Euro Swap + 2.643%), 2.75%, 4/21/75 (k)	EUR	900	1,116,063
Oil, Gas & Consumable Fuels — 0.1%
Repsol International Finance BV:
(6 yr. Euro Swap + 3.560%), 3.88% (k)(n)		2,800	3,612,008
(10 yr. Euro Swap + 4.200%), 4.50%, 3/25/75 (k)		3,517	4,689,108
TOTAL SA, (5 yr. Euro Swap + 3.783%), 3.88% (k)(n)		3,024	4,063,736

			12,364,852
Real Estate Management & Development — 0.0%
AT Securities BV, (5 yr. Swap Semi 30/360 US + 3.546%), 5.25% (k)(n)	USD	3,250	3,290,625
ATF Netherlands BV, (5 yr. Euro Swap + 4.375%), 3.75% (k)(n)	EUR	1,600	2,043,578
Fastighets AB Balder, (5 yr. Euro Swap + 2.895%), 3.00%, 3/07/78 (k)(n)		1,018	1,218,390

			6,552,593
Wireless Telecommunication Services — 0.3%
SoftBank Group Corp.:
(USD Swap Rate 11:00 am NY 1 + 4.226%), 6.00% (k)(n)	USD	14,739	14,559,479
(USD Swap Rate 11:00 am NY 1 + 4.854%), 6.88% (k)(n)		16,782	16,974,993
Telefonica Europe BV:
(10 yr. Euro Swap + 4.301%), 5.88% (k)(n)	EUR	500	695,875
(5 yr. Euro Swap + 3.858%), 3.75% (k)(n)		1,600	2,020,622
(5 yr. Euro Swap + 3.806%), 4.20% (k)(n)		11,600	14,695,913
(5 yr. Euro Swap + 5.038%), 6.50% (k)(n)		1,000	1,252,616
(5 yr. GBP Swap + 4.458%), 6.75% (k)(n)	GBP	1,700	2,534,530
(6 yr. Euro Swap + 3.804%), 5.00% (k)(n)	EUR	2,300	2,973,519
(8 yr. Euro Swap + 5.586%), 7.63% (k)(n)		1,900	2,730,005

			58,437,552
Total Capital Trusts — 3.8%			637,385,427

22	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Preferred Stocks	Shares	Value
Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15- 12/07/15, cost $3,422,703) (e)(n)(s)	3,533,876	$3,101,329
Hotels, Restaurants & Leisure — 0.9%
Stars Group, Inc. (c)(e)(n)	111,899	145,575,525
Machinery — 0.0%
Rexnord Corp., 5.75%, 11/15/19	95,680	5,576,230
Total Preferred Stocks — 0.9%		154,253,084

Trust Preferreds
Consumer Finance — 0.3%
GMAC Capital Trust I, Series 2, 6.97%, 2/15/40 (d)	2,348,443	60,942,096
Total Preferred Securities — 5.0%		852,580,607

Warrants
Media — 0.0%
HMH Holdings, Inc. (Education Media) (Expires 6/22/19) (c)(e)	11,931	148
Oil, Gas & Consumable Fuels — 0.0%
Peninsula Energy Ltd. (Expires 12/31/18) (e)(v)	3,502,309	8,198
Total Warrants — 0.0%		8,346
Total Long-Term Investments (Cost — $16,393,050,690) — 98.7%		16,703,937,261

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17% (t)(v)	299,670,882	$299,670,882
SL Liquidity Series, LLC, Money Market Series, 1.53% (t)(u)(v)	304,922,976	304,892,484
Total Short-Term Securities (Cost — $604,571,739) — 3.6%		604,563,366

Options Purchased
(Cost — $287,697) — 0.0%		138,513
Total Investments (Cost — $16,997,910,126) — 102.3%		17,308,639,140
Liabilities in Excess of Other Assets — (2.3)%		(388,713,944)

Net Assets — 100.0%		$16,919,925,196

Notes to Consolidated Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Non-income producing security.

(f)	Securities contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(g)	Security, or a portion of the security, is on loan.

(h)	All or a portion of the security is held by a wholly-owned subsidiary.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(k)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(l)	Issuer filed for bankruptcy and/or is in default.

(m)	Convertible security.

(n)	Perpetual security with no stated maturity date.

(o)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.

(p)	Variable rate security. Rate shown is the rate in effect as of period end.

(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(r)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(s)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $3,101,329 and an original cost of $3,422,703 which was less than 0.1% of its net assets.

(t)	Annualized 7-day yield as of period end.

(u)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK FUNDS II	DECEMBER 31, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

(v)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at September 30, 2017	Shares Purchased	Shares Sold	Shares Held at December 31, 2017	Value at December 31, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	398,726,592	—	(99,055,710)[2]	299,670,882	$299,670,882	$946,221	$1,230	—
SL Liquidity Series, LLC, Money Market Series	327,194,137	—	(22,271,161)[2]	304,922,976	304,892,484	324,632[3]	(14,625)	$(8,373)
iShares iBoxx $ High Yield Corporate Bond ETF	3,574,052	5,790,000	(7,464,542)	1,899,510	165,751,243	4,384,276	(5,878,371)	(732,627)
Peninsula Energy Ltd.	13,944,024	—	(3,035,131)	10,908,893	3,830,249	—	(3,913,153)	4,967,217
Peninsula Energy Ltd., Warrants (Expires 12/31/17)	1,961,180	—	(1,961,180)	—	—	—	—	8
Peninsula Energy Ltd., Warrants (Expires 12/31/18)	3,502,309	—	—	3,502,309	8,198	—	—	(74,218)
Total					$774,153,056	$5,655,129	$(9,804,919)	$4,152,007

[1]	Includes net capital gain distributions, if applicable.

[2]	Represents net shares sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

    Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	(0.25)%	10/30/17	Open	$2,496,938	$ 2,495,862	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	0.00%	11/01/17	Open	5,662,500	5,662,500	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	(0.75)%	11/01/17	Open	3,592,065	3,589,072	Corporate Bonds	Open/Demand
Total				$11,751,503	$11,747,434

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

    Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro-Bobl	(13)	March 2018	$2,053	$ 12,334
Euro-Bund	(162)	March 2018	$31,427	300,676
Long Gilt British	(35)	March 2018	$5,914	(42,632)
U.S. Treasury Notes (10 Year)	(2,246)	March 2018	$278,609	601,009
Total				$871,387

24	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	109,028,162	GBP	80,732,000	Royal Bank of Scotland PLC	1/04/18	$ 4,981

						4,981

USD	11,271,454	AUD	14,898,000	HSBC Bank PLC	1/04/18	(352,759)
USD	11,931,746	CAD	15,145,000	Canadian Imperial Bank of Commerce	1/04/18	(117,909)
USD	172,162,128	CAD	221,693,000	Westpac Banking Corp.	1/04/18	(4,221,120)
USD	3,123,394	EUR	2,620,000	Goldman Sachs International	1/04/18	(21,395)
USD	787,049,847	EUR	659,653,000	HSBC Bank PLC	1/04/18	(4,732,269)
USD	34,544	EUR	29,000	Morgan Stanley & Co. International PLC	1/04/18	(265)
USD	1,155,237	EUR	969,000	Nomura International PLC	1/04/18	(7,855)
USD	224,594	EUR	190,000	Royal Bank of Scotland PLC	1/04/18	(3,463)
USD	3,202,005	EUR	2,711,000	State Street Bank and Trust Co.	1/04/18	(52,010)
USD	389,139	EUR	327,000	UBS AG	1/04/18	(3,360)
USD	2,161,746	GBP	1,602,000	Nomura International PLC	1/04/18	(1,648)

						(9,514,053)
Net Unrealized Depreciation						$ (9,509,072)

    Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro STOXX 50 Index Futures	193	2/16/18	EUR	3,600.00	EUR	6,763	$43,304
Put
Euro STOXX Banks Index	529	1/19/18	EUR	132.50	EUR	3,451	95,208
Total							$138,512

    OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	107	12/14/19	USD	942.86	—	$1

    Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC	USD	10,200	$(388,698)	$(335,021)	$ (53,677)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	B+	USD	398,000	33,635,643	31,031,986	2,603,657
Total							$33,246,945	$30,696,965	$ 2,549,980

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS II	DECEMBER 31, 2017	25

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

OTC Credit Default Swaps — Sell Protection
Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Saipem SpA	5.00%	Quarterly	Credit Suisse International	6/20/22	BB+	EUR	1,800	$295,814	$117,102	$178,712
Tata Motors Ltd.	5.00%	Quarterly	Barclays Bank PLC	6/20/22	BB+	EUR	910	179,389	159,530	19,859
Tata Motors Ltd.	5.00%	Quarterly	Credit Suisse International	6/20/22	BB+	EUR	1,300	256,342	230,226	26,116
Total								$731,545	$506,858	$224,687

[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps
Received by the Fund		Paid by the Fund
Reference Entity	Payment Frequency	Rate	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $High Yield Corporate Bond ETF	At Termination	1-month LIBOR minus 1.25%	At Termination	Goldman Sachs International	1/08/18	USD	123,473	$555,597	—	$555,597
iShares iBoxx $High Yield Corporate Bond ETF	At Termination	1-month LIBOR minus 0.75%	At Termination	Goldman Sachs International	1/11/18	USD	79,843	203,541	—	203,541
iShares iBoxx $High Yield Corporate Bond ETF	At Termination	1-month LIBOR minus 1.00%	At Termination	Goldman Sachs International	1/15/18	USD	111,981	382,584	—	382,584
iBoxx USD Liquid High Yield Index	At Termination	3-month LIBOR	Quarterly	Bank of America N.A.	3/20/18	USD	90,000	1,073,826	$(105,628)	1,179,454
iBoxx USD Liquid High Yield Index	At Termination	3-month LIBOR	Quarterly	Bank of America N.A.	3/20/18	USD	62,900	216,091	(143,700)	359,791
iBoxx USD Liquid High Yield Index	At Termination	3-month LIBOR	Quarterly	Bank of America N.A.	3/20/18	USD	46,000	46,349	(11,061)	57,410
iBoxx USD Liquid High Yield Index	At Termination	3-month LIBOR	Quarterly	Bank of America N.A.	6/20/18	USD	50,000	218,621	(2,168)	220,789
iBoxx USD Liquid High Yield Index	At Termination	3-month LIBOR	Quarterly	Goldman Sachs International	6/20/18	USD	98,000	1,464,029	(163,895)	1,627,924
iBoxx USD Liquid High Yield Index	At Termination	3-month LIBOR	Quarterly	Morgan Stanley & Co. International PLC	6/20/18	USD	80,600	276,900	(204,737)	481,637
iBoxx USD Liquid High Yield Index	At Termination	3-month LIBOR	Quarterly	Goldman Sachs International	9/20/18	USD	42,000	657,628	(75,649)	733,277
Total								$5,095,166	$(706,838)	$5,802,004

26	BLACKROCK FUNDS II	DECEMBER 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1		Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities		—	$481,908,400	$54,201,044	$536,109,444
Common Stocks[1]	$	. 162,831,124	60,812,445	16,298,640	239,942,209
Corporate Bonds[1]		—	13,421,884,200	29,521,800	13,451,406,000
Floating Rate Loan Interests[1]		—	1,053,994,810	109,227,223	1,163,222,033
Foreign Agency Obligations		—	25,448,097	—	25,448,097
Investment Companies		395,311,243	14,492,800	—	409,804,043
Non-Agency Mortgage-Backed Securities		—	24,324,617	—	24,324,617
Other Interests[1]		—	1,091,850	15	1,091,865
Preferred Securities[1]		66,518,326	637,385,427	145,575,525	849,479,278
Warrants[1]		—	8,198	148	8,346
Short-Term Securities		299,670,882	—	—	299,670,882
Options Purchased:
Equity contracts		138,512	—	1	138,513
Unfunded Floating Rate Loan Interests[2]		—	4,656	—	4,656

Subtotal		$924,470,087	$15,721,355,500	$354,824,396	$17,000,649,983

Investments Valued at NAV[3]					307,993,813

Total investments					$17,308,643,796

[1]	See above Schedule of Investments for values in each industry.
[2]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
[3]

As of December 31, 2017, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and have been excluded from the fair value hierarchy.

BLACKROCK FUNDS II	DECEMBER 31, 2017	27

Consolidated Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$2,828,344	—	$2,828,344
Foreign currency exchange contracts	—	4,981	—	4,981
Interest rate contracts	$914,019	5,802,004	—	6,716,023
Liabilities:
Credit contracts	—	(53,677)	—	(53,677)
Foreign currency exchange contracts	—	(9,514,053)	—	(9,514,053)
Interest rate contracts	(42,632)	—	—	(42,632)

Total	$871,387	$(932,401)	—	$(61,014)

[1]	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $11,747,434 are categorized as level 2 within the disclosure hierarchy.

During the period ended December 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Options Purchased	Total
Assets:
Opening Balance, as of September 30, 2017	$11,689,602	$37,589,856	$29,521,802	$42,740,419	$14	$130,816,443	$2,744	$1	$252,360,881
Transfers into Level 3	—	—	—	—	—	—	—	—	—
Transfers out of Level 3	(10,758,750)	(21,847,116)	—	—	—	—	—	—	(32,605,866)
Accrued discounts/premiums	37	—	—	74,213	—	—	—	—	74,250
Net realized gain (loss)	(3,263,597)	(5,486,657)	—	(1,010)	—	(2,506,904)	(8)	—	(11,258,176)
Net change in unrealized appreciation (depreciation)[1]	2,371,302	9,629,128	—	1,090,203	(1)	18,200,311	(2,588)	—	31,288,355
Purchases	54,162,450	—	—	65,398,070	—	—	—	—	119,560,520
Sales	—	(3,586,571)	—	(74,672)	—	(934,325)	—	—	(4,595,568)
Maturity	—	—	—	—	—	—	—	—	—

Closing Balance, as of December 31, 2017	$54,201,044	$16,298,640	$29,521,802	$109,227,223	$13	$145,575,525	$148	$1	$354,824,396

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017[1]	$38,557	$9,615,520	—	$1,090,203	$(1)	$15,655,203	$(2,596)	—	$26,396,886

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

28	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments December 31, 2017 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Allegro CLO II Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.310%), 2.67%, 1/21/27 (a)(b)	USD	5,600	$5,625,397
ALM VI Ltd., Series 2012-6A, Class A2RR, (3 mo. LIBOR US + 1.600%), 2.96%, 7/15/26 (a)(b)		3,000	3,001,978
ALM XII Ltd., Series 2015-12A, Class A1R, (3 mo. LIBOR US + 1.050%), 2.77%, 4/16/27 (a)(b)		7,410	7,426,667
AmeriCredit Automobile Receivables Trust:
Series 2016-3, Class A3, 1.46%, 5/10/21		23,030	22,924,129
Series 2017-1, Class A3 1.87%, 8/18/21		4,335	4,321,099
Series 2017-4, Class A3, 2.04%, 7/18/22		16,420	16,349,430
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.260%), 2.62%, 7/24/29 (a)(b)		4,000	4,030,033
Apidos CLO XX, Series 2015-20A, Class A1R, (3 mo. LIBOR US + 1.330%), 3.05%, 1/16/27 (a)(b)		5,500	5,545,932
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 3.26%, 9/15/26 (a)(b)		8,830	8,970,318
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 0.980%), 2.40%, 2/17/26 (a)(b)		10,000	10,009,628
Avery Point CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.100%), 2.47%, 4/25/26 (a)(b)		4,000	4,006,129
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.980%), 2.71%, 7/17/26 (a)(b)		2,750	2,758,419
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (b)		10,088	10,039,192
Ballyrock CLO Ltd., Series 2016-1A, Class A, (3 mo. LIBOR US + 1.590%), 3.31%, 10/15/28 (a)(b)		5,000	5,078,881
Betony CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.850%), 4.57%, 4/15/27 (a)(b)		1,500	1,504,917
BlueMountain CLO Ltd.:
Series 2013-3A, Class AR, (3 mo. LIBOR US + 0.890%), 2.27%, 10/29/25 (a)(b)		12,500	12,502,576
Series 2013-4A, Class AR, (3 mo. LIBOR US + 1.010%), 2.73%, 4/15/25 (a)(b)		6,500	6,518,015
Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.260%), 2.64%, 4/30/26 (a)(b)		2,500	2,517,035
BSPRT Issuer Ltd., Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.350%), 2.91%, 6/15/27 (a)(b)(c)		9,200	9,220,240
Capital One Multi-Asset Execution Trust:
Series 2015-A2, Class A2, 2.08%, 3/15/23		19,295	19,245,144
Series 2017-A4, Class A4, 1.99%, 7/17/23		15,450	15,352,341
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.300%), 3.03%, 4/17/25 (a)(b)		9,185	9,214,887
Series 2014-3A, Class A1AR, (3 mo. LIBOR US + 1.150%), 2.52%, 7/27/26 (a)(b)		14,750	14,825,993
Series 2014-3A, Class A2R, (3 mo. LIBOR US + 1.550%), 2.92%, 7/27/26 (a)(b)		3,500	3,518,565
Series 2014-3A, Class BR, (3 mo. LIBOR US + 2.150%), 3.52%, 7/27/26 (a)(b)		1,000	1,001,097
CarMax Auto Owner Trust:
Series 2014-4, Class C, 2.44%, 11/16/20		3,500	3,508,493

Asset-Backed Securities		Par (000)	Value
Series 2016-2, Class A3, 1.52%, 2/16/21	USD	12,810	$12,757,193
Catamaran CLO Ltd., Series 2012-1A, Class BR, (3 mo. LIBOR US + 1.950%), 3.58%, 12/20/23 (a)(b)		3,500	3,504,983
Cedar Funding VI CLO Ltd., Series 2016-6A, Class A1, (3 mo. LIBOR US + 1.470%), 2.83%, 10/20/28 (a)(b)		2,250	2,269,890
Chesapeake Funding II LLC:
Series 2016-2A, Class A1, 1.88%, 6/15/28 (b)		25,656	25,606,876
Series 2017-3A, Class A1 1.91%, 8/15/29 (b)		33,150	32,981,790
CIFC Funding Ltd.:
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.750%), 3.47%, 7/16/30 (a)(b)		2,250	2,269,587
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.500%), 2.86%, 7/22/26 (a)(b)		1,000	1,002,703
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 1.380%), 3.11%, 10/17/26 (a)(b)		14,500	14,529,400
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.780%), 2.50%, 4/15/27 (a)(b)(c)		27,350	27,322,541
Series 2015-5A, Class A1, (3 mo. LIBOR US + 1.550%), 2.92%, 10/25/27 (a)(b)		17,995	18,057,065
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 8/15/21		17,920	17,828,051
Series 2017-C, Class A3, 2.08%, 2/15/23		13,380	13,322,679
Colony American Homes, Series 2015-1A, Class A, (1 mo. LIBOR US + 1.200%), 2.75%, 7/17/32 (a)(b)		13,752	13,798,413
Credit Acceptance Auto Loan Trust:
Series 2016-2A, Class A, 2.42%, 11/15/23 (b)		37,760	37,839,957
Series 2017-1A, Class A, 2.56%, 10/15/25 (b)		18,130	18,101,810
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22		17,085	16,983,911
Drive Auto Receivables Trust:
Series 2017-2, Class B, 2.25%, 6/15/21		6,880	6,882,911
Series 2017-AA, Class A3, 1.77%, 1/15/20 (b)		7,786	7,783,873
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 2.62%, 10/15/27 (a)(b)		30,600	30,662,020
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74%, 2/22/22 (b)		16,807	16,773,249
Series 2016-2, Class A3, 2.04%, 2/22/22 (b)		13,010	12,939,431
Series 2017-1, Class A2 2.13%, 7/20/22 (b)		6,752	6,751,586
Series 2017-1, Class A3, 2.60%, 7/20/22 (b)		4,260	4,281,660
Ford Credit Auto Owner Trust:
Series 2016-B, Class A3, 1.33%, 10/15/20		30,334	30,191,697
Series 2016-C, Class A4, 1.40%, 2/15/22		15,540	15,259,609
Series 2017-C, Class A3, 2.01%, 3/15/22		9,185	9,158,068
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, (3 mo. LIBOR US + 1.150%), 2.52%, 4/25/25 (a)(b)		4,337	4,342,062
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 3.11%, 3/15/27 (a)(b)(c)		15,920	15,918,408

BLACKROCK FUNDS II	DECEMBER 31, 2017	1

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Honda Auto Receivables Owner Trust:
Series 2016-2, Class A3, 1.39%, 4/15/20	USD	24,787	$24,705,380
Series 2016-4, Class A4, 1.36%, 1/18/23		11,370	11,180,033
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.81%, 3/15/21 (b)		1,940	1,934,167
John Deere Owner Trust, Series 2017-B, Class A3, 1.82%, 10/15/21		10,295	10,218,178
LCM XIV LP, Series 14A, Class A, (3 mo. LIBOR US + 1.150%), 2.87%, 7/15/25 (a)(b)		1,854	1,857,976
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (b)(c)		12,357	12,312,130
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, (3 mo. LIBOR US + 1.260%), 3.00%, 7/20/26 (a)(b)		5,000	5,031,398
Madison Park Funding XIV Ltd., Series 2014-14A, Class DR, (3 mo. LIBOR US + 3.250%), 4.99%, 7/20/26 (a)(b)		1,750	1,764,319
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, (1 mo. LIBOR US + 0.700%), 2.26%, 5/17/21 (a)(b)		25,457	25,642,849
Navient Private Education Loan Trust, Series 2014-CTA, Class A, (1 mo. LIBOR US + 0.700%), 2.26%, 9/16/24 (a)(b)		961	963,140
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1R, (3 mo. LIBOR US + 1.450%), 2.81%, 4/15/26 (a)(b)		3,050	3,057,499
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, (3 mo. LIBOR US + 0.850%), 2.57%, 1/15/28 (a)(b)		3,050	3,050,000
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.32%, 1/15/21		34,630	34,390,558
Nissan Master Owner Trust Receivables:
Series 2016-A, Class A2, 1.54%, 6/15/21		21,120	20,941,705
Series 2017-B, Class A, (1 mo. LIBOR US + 0.430%), 1.99%, 4/18/22 (a)		40,775	40,980,420
OCP CLO Ltd.:
Series 2014-7A, Class A1AR, (3 mo. LIBOR US + 0.950%), 2.69%, 10/20/26 (a)(b)		6,680	6,682,341
Series 2015-8A, Class A1R, (3 mo. LIBOR US + 0.850%), 2.58%, 4/17/27 (a)(b)		2,500	2,500,665
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.680%), 3.05%, 10/25/25 (a)(b)		42,500	42,621,669
OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.47%, 9/18/24 (b)		308	308,096
OZLM VII Ltd., Series 2014-7A, Class AAR, (3 mo. LIBOR US + 1.150%), 2.88%, 7/17/26 (a)(b)		6,200	6,224,124
OZLM XV Ltd., Series 2016-15A, Class A2A, (3 mo. LIBOR US + 2.100%), 3.84%, 1/20/29 (a)(b)		2,500	2,533,494
Palmer Square CLO Ltd.:
Series 2013-2A, Class A1AR, (3 mo. LIBOR US + 1.220%), 2.95%, 10/17/27 (a)(b)		25,485	25,604,458
Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.370%), 2.72%, 1/17/27 (a)(b)		15,000	14,999,707
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 2.86%, 1/17/31 (a)(b)(c)		15,000	15,000,000
Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 0.740%), 2.46%, 10/15/25 (a)(b)		15,045	15,047,180

Asset-Backed Securities		Par (000)	Value
PFS Financing Corp.:
Series 2015-AA, Class A, (1 mo. LIBOR US + 0.620%), 2.18%, 4/15/20 (a)(b)	USD	10,015	$10,025,340
Series 2016-BA, Class A, 1.87%, 10/15/21 (b)		5,130	5,099,174
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.650%), 4.37%, 4/15/26 (a)(b)		1,000	1,002,185
Recette CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.920%), 2.28%, 10/20/27 (a)(b)		10,000	10,004,868
Regatta V Funding Ltd., Series 2014-1A, Class A1AR, (3 mo. LIBOR US + 1.160%), 2.53%, 10/25/26 (a)(b)		4,600	4,619,554
Santander Drive Auto Receivables Trust:
Series 2014-2, Class C, 2.33%, 11/15/19		1,431	1,432,389
Series 2014-4, Class C, 2.60%, 11/16/20		4,688	4,698,348
Series 2016-2, Class A3, 1.56%, 5/15/20		5,431	5,428,244
Series 2017-1, Class A3, 1.77%, 9/15/20		3,430	3,424,287
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 2.60%, 7/20/30 (a)(b)		5,000	5,033,932
SLC Private Student Loan Trust, Series 2006-A, Class A5, (3 mo. LIBOR US + 0.170%), 1.89%, 7/15/36 (a)		193	193,287
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, (3 mo. LIBOR US + 0.400%), 1.99%, 3/15/22 (a)		51	51,080
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.400%), 1.99%, 6/15/33 (a)		2,456	2,409,588
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.330%), 1.92%, 3/15/24 (a)		4,974	4,958,157
SLM Private Education Loan Trust:
Series 2011-A, Class A3, (1 mo. LIBOR US + 2.500%), 4.06%, 1/15/43 (a)(b)		6,258	6,492,501
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		4,609	4,732,247
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		3,498	3,536,577
Series 2012-B, Class A2, 3.48%, 10/15/30 (b)		1,683	1,690,976
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		2,989	2,977,196
Series 2014-A, Class A2B, (1 mo. LIBOR US + 1.150%), 2.71%, 1/15/26 (a)(b)		1,897	1,912,553
SLM Student Loan Trust, Series 2013-4, Class A, (1 mo. LIBOR US + 0.550%), 2.10%, 6/25/43 (a)		7,864	7,899,338
SMB Private Education Loan Trust:
Series 2015-A, Class A2A, 2.49%, 6/15/27 (b)		13,945	13,915,724
Series 2016-A, Class A2A, 2.70%, 5/15/31 (b)		8,480	8,437,078
Series 2016-B, Class A2A, 2.43%, 2/17/32 (b)		6,925	6,806,952
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, (1 mo. LIBOR US + 1.200%), 2.53%, 3/25/33 (a)(b)		7,032	7,158,254
Series 2015-D, Class A2, 2.72%, 10/27/36 (b)		11,440	11,433,134
Series 2016-A, Class A2, 2.76%, 12/26/36 (b)		5,437	5,431,678

2	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2016-C, Class A2B, 2.36%, 12/27/32 (b)	USD	3,820	$3,771,669
Series 2016-D, Class A2A, 1.53%, 4/25/33 (b)		4,429	4,414,307
Series 2016-D, Class A2B, 2.34%, 4/25/33 (b)		3,440	3,384,017
Series 2016-E, Class A2B, 2.49%, 1/25/36 (b)		2,290	2,267,179
Series 2017-C, Class A2A, 1.75%, 7/25/40 (b)		11,446	11,399,447
Soundview Home Loan Trust, Series 2003-2, Class A2, (1 mo. LIBOR US + 1.300%), 2.85%, 11/25/33 (a)		528	537,903
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (b)		10,000	10,039,709
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.60%, 4/15/21		8,325	8,319,694
Towd Point Mortgage Trust:
Series 2016-3, Class A1, 2.25%, 4/25/56 (b)(d)		13,632	13,501,558
Series 2016-4, Class A1, 2.25%, 7/25/56 (b)(d)		17,546	17,402,963
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20		11,776	11,731,731
Series 2016-B, Class A4, 1.52%, 8/16/21		13,190	13,060,282
Tryon Park CLO Ltd., Series 2013-1A, Class A1, (3 mo. LIBOR US + 1.120%), 2.84%, 7/15/25 (a)(b)		4,318	4,326,837
Vibrant CLO III Ltd., Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.480%), 3.22%, 4/20/26 (a)(b)		3,900	3,911,395
Voya CLO Ltd.:
Series 2013-3A, Class A1R, (3 mo. LIBOR US + 1.050%), 2.78%, 1/18/26 (a)(b)		33,325	33,394,929
Series 2013-3A, Class A2R, (3 mo. LIBOR US + 1.500%), 3.23%, 1/18/26 (a)(b)		6,000	6,001,068
Series 2014-3A, Class A1R, (3 mo. LIBOR US + 0.720%), 2.24%, 7/25/26 (a)(b)(c)		13,095	13,095,000
Series 2014-3A, Class A2A, (3 mo. LIBOR US + 1.900%), 3.27%, 7/25/26 (a)(b)		1,840	1,854,067
Wheels SPV 2 LLC:
Series 2016-1A, Class A2, 1.59%, 5/20/25 (b)		2,606	2,598,573
Series 2017-1A, Class A2, 1.88%, 4/20/26 (b)		3,410	3,396,055
Total Asset-Backed Securities — 25.6%			1,266,902,468

Capital Trusts		Par (000)	Value
Multi-Utilities — 0.0%
Dominion Energy, Inc., 2.58%, 7/01/20		2,525	2,526,056

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.1%
Northrop Grumman Corp., 2.08%, 10/15/20		6,910	6,853,681
Air Freight & Logistics — 0.0%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (b)		280	280,083
Airlines — 1.1%
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 7/15/20 (b)		6,013	6,214,124
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		248	249,550

Corporate Bonds		Par (000)	Value
Airlines (continued)
Continental Airlines Pass-Through Trust:
Series 2000-1, Class B, 8.39%, 11/01/20	USD	2	$2,011
Series 2003-ERJ1, Class RJO3, 7.88%, 7/02/18		50	50,385
Delta Air Lines Pass-Through Trust, Series 2012-1, Class B, 6.88%, 5/07/19 (b)		2,416	2,518,759
Delta Air Lines, Inc.:
2.88%, 3/13/20		6,535	6,572,921
2.60%, 12/04/20		6,980	6,958,064
3.63%, 3/15/22		3,255	3,311,240
Gol Finance, Inc., 7.00%, 1/31/25 (b)		312	306,699
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 11/20/21		642	678,823
U.S. Airways Pass-Through Trust:
Series 2011-1, Class B, 9.75%, 10/22/18		9,453	9,991,840
Series 2012-1, Class B, 8.00%, 10/01/19		4,416	4,780,062
Series 2012-2, Class C , 5.45%, 6/03/18		1,500	1,530,000
Virgin Australia Trust:
Series 2013-1A, 5.00%, 10/23/23 (b)		4,066	4,228,786
Series 2013-1B, 6.00%, 10/23/20 (b)		5,615	5,740,915

			53,134,179
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19		7,040	7,041,408
ZF North America Capital, Inc., 4.50%, 4/29/22 (b)		2,431	2,552,550

			9,593,958
Automobiles — 0.4%
Ford Motor Credit Co. LLC, 1.90%, 8/12/19		3,450	3,424,030
Volkswagen Group of America Finance LLC:
1.65%, 5/22/18 (b)		10,980	10,969,028
2.40%, 5/22/20 (b)		6,500	6,481,024

			20,874,082
Banks — 11.0%
Banco Hipotecario SA, (30 to 35 Days Argentina Deposit Rates Badlar Private Banks + 4.000%), 25.94%, 11/07/22 (a)(b)	ARS	11,384	628,030
Bank of America Corp.:
2.25%, 4/21/20	USD	11,825	11,833,261
(3 mo. LIBOR US + 0.630%), 2.33%, 10/01/21 (e)		18,400	18,348,129
(3 mo. LIBOR US + 1.160%), 3.12%, 1/20/23 (e)		12,690	12,872,777
(3 mo. LIBOR US + 1.021%), 2.88%, 4/24/23 (e)		21,425	21,456,510
Bank of Montreal, 2.50%, 1/11/22 (b)		35,000	34,951,447
Bank of Nova Scotia, 1.88%, 4/26/21		27,330	26,798,090
Barclays PLC:
3.68%, 1/10/23		4,275	4,338,174
4.38%, 9/11/24		13,440	13,771,288
BNP Paribas SA:
2.95%, 5/23/22 (b)		4,985	4,995,845
3.80%, 1/10/24 (b)		5,395	5,581,794
BPCE SA, 3.00%, 5/22/22 (b)		1,830	1,828,986
Citigroup, Inc.:
2.45%, 1/10/20		3,340	3,341,540
2.75%, 4/25/22		2,000	1,995,953
(3 mo. LIBOR US + 0.950%), 2.88%, 7/24/23 (e)		11,910	11,850,324

BLACKROCK FUNDS II	DECEMBER 31, 2017	3

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
Citizens Bank N.A.:
2.30%, 12/03/18	USD	6,790	$6,794,645
2.25%, 3/02/20		5,665	5,638,022
2.20%, 5/26/20		7,192	7,141,820
DNB Boligkreditt AS, 2.00%, 5/28/20 (b)		35,335	35,009,918
Fifth Third Bancorp, 2.88%, 7/27/20		2,330	2,354,626
HSBC Holdings PLC:
2.95%, 5/25/21		12,000	12,082,466
(3 mo. LIBOR US + 1.055%), 3.26%, 3/13/23 (e)		18,355	18,610,511
Huntington National Bank:
2.38%, 3/10/20		8,680	8,666,777
2.88%, 8/20/20		11,820	11,917,618
ING Groep NV, 3.15%, 3/29/22		4,740	4,796,682
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (b)		8,590	8,795,497
Inversiones Atlantida SA, 8.25%, 7/28/22 (b)		200	206,750
JPMorgan Chase & Co.:
2.20%, 10/22/19		25,765	25,740,660
(3 mo. LIBOR US + 0.935%), 2.78%, 4/25/23 (e)		32,190	32,221,199
Lloyds Banking Group PLC, 4.50%, 11/04/24		12,740	13,367,908
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/21		6,735	6,796,464
Mizuho Financial Group, Inc., 2.95%, 2/28/22		9,915	9,924,702
National Australia Bank Ltd., 2.40%, 12/07/21 (b)		30,000	29,881,049
Royal Bank of Canada, 2.30%, 3/22/21		8,800	8,747,807
Santander Holdings USA, Inc.:
3.70%, 3/28/22 (b)		5,480	5,545,945
3.40%, 1/18/23 (b)		860	856,649
Santander UK Group Holdings PLC:
2.88%, 8/05/21		10,000	9,975,500
3.57%, 1/10/23		1,715	1,739,717
Sumitomo Mitsui Financial Group, Inc., 2.85%, 1/11/22		15,220	15,250,223
Synchrony Bank, 3.00%, 6/15/22		7,465	7,434,601
Toronto-Dominion Bank:
2.25%, 3/15/21 (b)		24,440	24,304,696
2.50%, 1/18/22 (b)		27,000	26,932,491
Wells Fargo & Co.:
2.63%, 7/22/22		16,965	16,873,750
3.07%, 1/24/23		9,640	9,712,345

			541,913,186
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/01/23		8,505	8,703,109
Central American Bottling Corp., 5.75%, 1/31/27 (b)		209	219,774
Coca-Cola Icecek AS, 4.22%, 9/19/24 (b)		277	281,197

			9,204,080
Biotechnology — 0.3%
AbbVie, Inc.:
2.50%, 5/14/20		6,460	6,479,908
2.90%, 11/06/22		4,565	4,578,276
Amgen, Inc., 2.65%, 5/11/22		5,540	5,525,093

			16,583,277
Capital Markets — 2.4%
Credit Suisse AG, 2.30%, 5/28/19		11,930	11,941,544
Credit Suisse Group AG, 3.57%, 1/09/23 (b)		14,810	15,057,491
E*TRADE Financial Corp., 2.95%, 8/24/22		6,545	6,489,748
Goldman Sachs Group, Inc.:
2.60%, 4/23/20		1,120	1,121,525

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
3.00%, 4/26/22	USD	16,235	$16,298,648
(3 mo. LIBOR US + 0.780%), 2.16%, 10/31/22 (a)		8,500	8,511,043
Moody’s Corp., 2.75%, 12/15/21		1,135	1,136,423
Morgan Stanley:
2.75%, 5/19/22		4,850	4,832,197
(3 mo. LIBOR US + 0.930%), 2.67%, 7/22/22 (a)		36,105	36,394,969
UBS Group Funding Switzerland AG:
2.65%, 2/01/22 (b)		3,100	3,064,897
3.49%, 5/23/23 (b)		9,930	10,088,025
(3 mo. LIBOR US + 0.954%), 2.86%, 8/15/23 (b)(e)		5,810	5,743,575

			120,680,085
Chemicals — 0.0%
Cydsa SAB de CV, 6.25%, 10/04/27 (b)		405	408,544
Mexichem SAB de CV, 5.50%, 1/15/48 (b)		310	301,863

			710,407
Commercial Services & Supplies — 0.3%
Aviation Capital Group Corp.:
4.63%, 1/31/18 (b)		1,000	1,002,030
2.88%, 1/20/22 (b)		12,310	12,299,895

			13,301,925
Communications Equipment — 0.1%
Harris Corp., 2.00%, 4/27/18		6,000	5,993,730
Consumer Finance — 2.0%
Ally Financial, Inc., 3.25%, 2/13/18		7,000	7,003,500
American Express Co., 2.50%, 8/01/22		11,065	10,931,440
Capital One N.A.:
2.35%, 8/17/18		26,050	26,090,673
2.35%, 1/31/20		7,215	7,193,277
Credivalores-Crediservicios SAS, 9.75%, 7/27/22 (b)		412	427,450
Ford Motor Credit Co. LLC, 2.68%, 1/09/20		13,435	13,467,411
General Motors Financial Co., Inc.:
3.25%, 5/15/18		1,450	1,455,449
2.40%, 5/09/19		2,525	2,525,612
3.20%, 7/13/20		11,260	11,412,828
Nissan Motor Acceptance Corp.:
2.00%, 3/08/19 (b)		7,210	7,192,497
2.25%, 1/13/20 (b)		5,100	5,090,827
Synchrony Financial, 2.60%, 1/15/19		6,785	6,797,835
Tarjeta Naranja SA, (30 to 35 Days Argentina Deposit Rates Badlar Private Banks + 3.500%), 26.56%, 4/11/22 (a)(b)		512	497,920

			100,086,719
Distributors — 0.0%
Docuformas SAPI de CV, 9.25%, 10/11/22 (b)		202	199,475
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.25%, 7/01/20		3,540	3,673,336
4.63%, 10/30/20		5,150	5,398,651
4.50%, 5/15/21		5,770	6,059,762
3.50%, 5/26/22		3,605	3,658,570
AIG Global Funding, 1.95%, 10/18/19 (b)		1,255	1,244,151
Banque Federative du Credit Mutuel SA, 2.70%, 7/20/22 (b)		10,665	10,598,754
BAT International Finance PLC:
2.75%, 6/15/20 (b)		5,575	5,602,268

4	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
3.25%, 6/07/22 (b)	USD	4,055	$4,114,554
BP Capital Markets PLC:
2.52%, 1/15/20		2,295	2,314,267
3.22%, 11/28/23		2,575	2,630,401
Canadian Imperial Bank of Commerce, 2.35%, 7/27/22 (b)		27,000	26,679,349
Deutsche Telekom International Finance BV:
1.95%, 9/19/21 (b)		6,775	6,588,178
2.82%, 1/19/22 (b)		9,700	9,712,307
Enel Finance International NV, 2.88%, 5/25/22 (b)		3,255	3,246,153
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		12,165	12,108,912
Hyundai Capital America:
2.40%, 10/30/18 (b)		2,855	2,852,242
2.55%, 4/03/20 (b)		4,680	4,641,805
Shell International Finance BV, 4.38%, 3/25/20		6,225	6,509,354
SPARC EM SPC Panama Metro Line 2 SP, 0.00%, 12/05/22 (b)(f)		200	183,500
Voya Financial, Inc., 2.90%, 2/15/18		9,085	9,093,875

			126,910,389
Diversified Telecommunication Services — 0.5%
AT&T Inc., 2.85%, 2/14/23		14,685	14,743,226
Axtel SAB de CV, 6.38%, 11/14/24 (b)		400	412,000
Verizon Communications, Inc., 2.95%, 3/15/22		7,358	7,402,818

			22,558,044
Electric Utilities — 0.7%
Duke Energy Corp.:
1.80%, 9/01/21		8,510	8,277,280
2.40%, 8/15/22		3,250	3,193,102
Emera U.S. Finance LP, 2.15%, 6/15/19		4,965	4,945,685
Eversource Energy, 2.75%, 3/15/22		7,200	7,213,034
Exelon Corp., 2.45%, 4/15/21		4,890	4,867,829
FirstEnergy Corp., 2.85%, 7/15/22		4,346	4,306,490
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (b)		590	659,060
ITC Holdings Corp., 2.70%, 11/15/22 (b)		2,180	2,176,059
Pampa Energia SA:
7.38%, 7/21/23 (b)		405	441,450
7.50%, 1/24/27 (b)		340	372,348

			36,452,337
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.20%, 4/01/20		6,520	6,487,776
Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22 (b)		6,130	6,122,306
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.:
3.45%, 9/15/21		10,385	10,614,368
4.70%, 3/15/22		6,000	6,422,854
Crown Castle International Corp.:
3.40%, 2/15/21		6,923	7,070,036
4.88%, 4/15/22		5,465	5,860,467
3.20%, 9/01/24		9,495	9,396,547
National Retail Properties, Inc., 5.50%, 7/15/21		2,543	2,757,337
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,701,050
Realty Income Corp., 3.25%, 10/15/22		11,005	11,182,349

Corporate Bonds		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Trust F/1401, 6.95%, 1/30/44	USD	341	$370,838
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18		11,890	11,889,323

			67,265,169
Food & Staples Retailing — 0.3%
Alimentation Couche-Tard, Inc., 2.70%, 7/26/22 (b)		5,035	4,988,716
Walgreen Co., 3.10%, 9/15/22		5,780	5,803,105
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19		5,229	5,260,743

			16,052,564
Food Products — 0.2%
Arcor SAIC, 6.00%, 7/06/23 (b)		351	372,499
Wm. Wrigley Jr. Co., 3.38%, 10/21/20 (b)		8,820	9,032,854

			9,405,353
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories:
2.35%, 11/22/19		1,535	1,536,669
2.90%, 11/30/21		9,545	9,655,502
Becton Dickinson and Co., 2.40%, 6/05/20		6,145	6,111,672
Stryker Corp., 2.00%, 3/08/19		4,710	4,702,729

			22,006,572
Health Care Providers & Services — 0.1%
Anthem, Inc., 2.50%, 11/21/20		4,255	4,246,116
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 3.95%, 10/15/20		4,525	4,724,120
Marriott International, Inc.:
2.88%, 3/01/21		2,620	2,636,838
3.13%, 10/15/21		6,220	6,295,542
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,610	3,801,954
Series M, 7.40%, 3/28/24		4,920	7,542,819

			25,001,273
Household Products — 0.0%
Avon International Operations, Inc., 7.88%, 8/15/22 (b)	USD	1,345	1,368,537
Independent Power and Renewable Electricity Producers — 0.2%
AES Panama SRL, 6.00%, 6/25/22 (b)		265	277,919
Colbun SA, 3.95%, 10/11/27 (b)		290	289,275
Genneia SA, 8.75%, 1/20/22 (b)		405	445,091
Inkia Energy Ltd., 5.88%, 11/09/27 (b)		400	402,304
IPALCO Enterprises, Inc., 3.70%, 9/01/24 (b)		3,960	3,956,402
Orazul Energy Egenor S en C por A, 5.63%, 4/28/27 (b)		338	332,592
Stoneway Capital Corp., 10.00%, 3/01/27 (b)		1,469	1,561,973

			7,265,556
Industrial Conglomerates — 0.0%
Grupo KUO SAB de CV, 5.75%, 7/07/27 (b)		336	347,931
Tyco Electronics Group SA, 3.45%, 8/01/24		865	889,229

			1,237,160
Insurance — 1.2%
American International Group, Inc.:
5.85%, 1/16/18		7,010	7,018,763
6.40%, 12/15/20		1,965	2,178,436
4.88%, 6/01/22		5,900	6,415,550
AXIS Specialty Finance PLC, 2.65%, 4/01/19		13,545	13,499,751

BLACKROCK FUNDS II	DECEMBER 31, 2017	5

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Insurance (continued)
Hartford Financial Services Group, Inc., 5.13%, 4/15/22	USD	4,423	$4,826,710
Marsh & McLennan Cos., Inc., 2.35%, 3/06/20		14,465	14,456,786
Pricoa Global Funding I, 2.45%, 9/21/22 (b)		4,090	4,053,268
Willis North America, Inc., 3.60%, 5/15/24		3,827	3,890,540
Willis Towers Watson PLC, 5.75%, 3/15/21		2,206	2,400,485

			58,740,289
Internet & Direct Marketing Retail — 0.1%
Priceline Group, Inc., 2.75%, 3/15/23		4,180	4,164,891
Internet Software & Services — 0.4%
Baidu, Inc.:
2.75%, 6/09/19		10,000	10,012,590
2.88%, 7/06/22		8,205	8,110,774

			18,123,364
IT Services — 0.1%
Xerox Corp., 3.63%, 3/15/23		5,481	5,346,813
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		5,720	5,853,967
Media — 1.2%
Cablevision SA, 6.50%, 6/15/21 (b)		177	188,008
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20		2,633	2,682,082
4.46%, 7/23/22		9,515	9,927,467
Discovery Communications LLC, 4.38%, 6/15/21		3,695	3,865,673
DISH DBS Corp., 4.25%, 4/01/18		5,000	5,018,750
Omnicom Group, Inc., 3.63%, 5/01/22		4,751	4,904,738
Sky PLC:
6.10%, 2/15/18 (b)		9,277	9,320,233
2.63%, 9/16/19 (b)		20,595	20,635,092
Time Warner, Inc., 4.70%, 1/15/21		2,860	3,021,522
Viacom, Inc., 2.75%, 12/15/19		491	490,263

			60,053,828
Metals & Mining — 0.4%
Anglo American Capital PLC, 4.13%, 4/15/21 (b)		2,221	2,283,099
United States Steel Corp., 8.38%, 7/01/21 (b)		17,695	19,207,923
VM Holding SA, 5.38%, 5/04/27 (b)		338	358,280

			21,849,302
Multi-Utilities — 0.1%
CenterPoint Energy, Inc., 2.50%, 9/01/22		5,150	5,072,506
Oil, Gas & Consumable Fuels — 0.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
6.25%, 10/15/22		2,658	2,820,058
3.50%, 12/01/22		4,885	4,875,732
Enbridge, Inc., 2.90%, 7/15/22		5,020	4,989,616
Energy Transfer Partners LP, 3.60%, 2/01/23		2,900	2,903,053
Enterprise Products Operating LLC, 1.65%, 5/07/18		2,100	2,097,199
Geopark Ltd., 6.50%, 9/21/24 (b)		240	246,170
Kinder Morgan, Inc.:
3.05%, 12/01/19		14,410	14,536,230
3.15%, 1/15/23		4,000	3,975,636
Pioneer Natural Resources Co., 3.45%, 1/15/21		670	683,489

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TransCanada PipeLines Ltd., 6.50%, 8/15/18	USD	4,415	$4,534,301

			41,661,484
Pharmaceuticals — 1.6%
Actavis Funding SCS, 2.45%, 6/15/19		1,650	1,649,975
Allergan Funding SCS:
3.00%, 3/12/20		23,595	23,807,270
3.45%, 3/15/22		1,590	1,615,526
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/19		36,350	36,020,906
2.40%, 9/23/21		4,535	4,463,624
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19		10,495	10,196,903

			77,754,204
Road & Rail — 1.0%
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (b)		6,860	6,817,125
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.38%, 3/15/18 (b)		5,000	5,014,908
2.88%, 7/17/18 (b)		16,908	16,980,987
3.05%, 1/09/20 (b)		5,346	5,410,118
3.30%, 4/01/21 (b)		7,930	8,076,748
Ryder System, Inc.:
2.88%, 9/01/20		6,330	6,373,678
2.50%, 9/01/22		1,840	1,806,952

			50,480,516
Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc., 3.50%, 12/05/26		2,050	2,074,554
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (b)		6,496	6,452,069
3.00%, 1/15/22 (b)		12,833	12,724,300
Lam Research Corp.:
2.75%, 3/15/20		7,863	7,918,660
2.80%, 6/15/21		23,925	24,075,148
Maxim Integrated Products, Inc., 2.50%, 11/15/18		18,000	18,064,156
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (b)		2,167	2,180,002
4.13%, 6/01/21 (b)		7,770	7,925,400
3.88%, 9/01/22 (b)		2,479	2,506,889
QUALCOMM, Inc., 2.10%, 5/20/20		4,760	4,739,979

			88,661,157
Software — 0.2%
CA, Inc., 3.60%, 8/15/22		3,655	3,705,632
Oracle Corp., 2.63%, 2/15/23		6,940	6,955,396

			10,661,028
Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		8,536	8,577,137
2.10%, 10/04/19 (b)		7,650	7,597,638
3.60%, 10/15/20		8,000	8,167,991
NetApp, Inc., 2.00%, 9/27/19		7,825	7,764,376

			32,107,142
Tobacco — 0.9%
BAT Capital Corp.:
2.30%, 8/14/20 (b)		20,410	20,297,732
2.76%, 8/15/22 (b)		7,455	7,414,403

6	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Tobacco (continued)
Reynolds American, Inc.:
6.88%, 5/01/20	USD	7,889	$8,649,452
3.25%, 6/12/20		6,460	6,563,974

			42,925,561
Trading Companies & Distributors — 0.9%
Air Lease Corp.:
2.13%, 1/15/18		14,375	14,374,044
2.63%, 9/04/18		6,105	6,122,994
3.38%, 1/15/19		3,500	3,533,903
2.63%, 7/01/22		8,375	8,262,056
International Lease Finance Corp.:
7.13%, 9/01/18 (b)		3,680	3,797,276
4.63%, 4/15/21		5,702	6,002,570

			42,092,843
Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 9.00%, 11/15/18 (b)		4,715	4,963,009
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (b)		2,948	2,966,865

			7,929,874
Total Corporate Bonds — 36.9%			1,825,266,788

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
YPF SA:
8.88%, 12/19/18 (b)		689	727,584
8.50%, 3/23/21 (b)		90	101,790
8.75%, 4/04/24		862	990,007
6.95%, 7/21/27 (b)		826	876,799

			2,696,180
Brazil — 0.1%
Petrobras Global Finance BV:
5.38%, 1/27/21		746	775,840
8.38%, 5/23/21		864	985,392
6.13%, 1/17/22		3,373	3,579,596
5.30%, 1/27/25 (b)		352	353,056
7.38%, 1/17/27		182	200,382
6.00%, 1/27/28 (b)		179	179,448

			6,073,714
Mexico — 0.0%
Mexico City Airport Trust, 5.50%, 7/31/47 (b)		968	955,900
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (b)		524	564,610
Total Foreign Agency Obligations — 0.2%			10,290,404

Foreign Government Obligations		Par (000)	Value
Argentina — 0.2%
Provincia de Rio Negro, 7.75%, 12/07/25 (b)		600	608,100
Republic of Argentina:
6.25%, 4/22/19		4,231	4,415,049
8.00%, 10/08/20		358	402,321
8.75%, 5/07/24		2,195	2,535,914

Foreign Government Obligations		Par (000)	Value
Argentina (Continued)
5.25%, 1/15/28	EUR	174	$217,028
7.82%, 12/31/33		370	518,132
7.82%, 12/31/33		265	368,643
6.25%, 11/09/47		344	418,187

			9,483,374
Bahrain — 0.0%
Kingdom of Bahrain:
6.75%, 9/20/29 (b)	USD	551	542,865
6.00%, 9/19/44 (b)		200	169,355
7.50%, 9/20/47		548	523,252

			1,235,472
Brazil — 0.0%
Federative Republic of Brazil, 0.00%, 1/01/19 (f)	BRL	2,869	809,739
Cyprus — 0.5%
Republic of Cyprus:
4.75%, 6/25/19	EUR	9,815	12,569,522
4.63%, 2/03/20 (b)		8,454	11,006,612

			23,576,134
Egypt — 0.0%
Arab Republic of Egypt:
5.75%, 4/29/20	USD	1,149	1,201,378
8.50%, 1/31/47		364	417,908

			1,619,286
Indonesia — 0.3%
Republic of Indonesia:
8.38%, 3/15/24	IDR	3,550,000	290,911
4.13%, 1/15/25	USD	1,091	1,132,643
4.75%, 1/08/26		3,129	3,399,164
8.38%, 9/15/26	IDR	13,702,000	1,141,059
4.35%, 1/08/27	USD	1,043	1,103,888
7.00%, 5/15/27	IDR	7,635,000	589,753
7.50%, 8/15/32		34,628,000	2,698,480
8.38%, 3/15/34		12,797,000	1,051,679
8.25%, 5/15/36		50,342,000	4,137,190
7.50%, 5/15/38		16,913,000	1,305,795

			16,850,562
Lebanon — 0.1%
Lebanese Republic:
6.10%, 10/04/22	USD	1,046	1,016,517
6.65%, 4/22/24		365	356,455
6.25%, 11/04/24		565	542,609
6.85%, 3/23/27		1,408	1,359,165

			3,274,746
Russia — 0.3%
Russian Federation:
6.40%, 5/27/20	RUB	93,882	1,612,897
7.50%, 8/18/21		207,870	3,672,220
7.40%, 12/07/22		42,526	748,089
4.75%, 5/27/26	USD	600	636,295
7.75%, 9/16/26	RUB	80,051	1,421,261
8.15%, 2/03/27		220,596	4,031,021
4.25%, 6/23/27	USD	2,400	2,470,800

BLACKROCK FUNDS II	DECEMBER 31, 2017	7

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Foreign Government Obligations		Par (000)	Value
Russia (Continued)
7.05%, 1/19/28	RUB	92,365	$1,558,304

			16,150,887
South Africa — 0.2%
Republic of South Africa:
5.50%, 3/09/20	USD	3,001	3,150,210
5.88%, 5/30/22		678	740,376
Series R209, 6.25%, 3/31/36	ZAR	28,070	1,632,430
Series R214, 6.50%, 2/28/41		14,539	829,392
Series 2048, 8.75%, 2/28/48		11,845	868,043

			7,220,451
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 4.50%, 6/22/20	EUR	356	446,815
Turkey — 0.2%
Republic of Turkey:
7.00%, 6/05/20	USD	2,182	2,353,985
5.63%, 3/30/21		793	834,710
5.13%, 3/25/22		209	216,629
7.38%, 2/05/25		2,327	2,679,634
6.00%, 3/25/27		2,038	2,169,891

			8,254,849
Total Foreign Government Obligations — 1.8%			88,922,315

Investment Companies — 1.2%		Shares	Value
iShares Short Maturity Bond ETF (k)		1,180,000	59,141,600

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 4.4%
Apollo Trust, Series 2009-1, Class A3, 2.97%, 10/03/40 (a)	AUD	1,271	994,900
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 3.74%, 11/25/33 (d)	USD	577	579,210
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.93%, 7/25/34 (d)		793	786,844
Series 2004-7, Class 4A, 3.80%, 10/25/34 (d)		25	24,951
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.56%, 12/25/35 (b)(d)(k)		19	16,615
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.540%), 2.09%, 2/25/35 (a)		529	502,677
Series 2005-17, Class 1A6, 5.50%, 9/25/35		1,166	1,159,924
Series 2005-HYB8, Class 2A1, 3.60%, 12/20/35 (d)		1,282	1,132,565
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 3.47%, 2/25/35 (d)		204	202,899
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M1, (1 mo. LIBOR US + 1.200%), 2.75%, 10/25/29 (a)		24,099	24,477,224
Series 2017-HQA3, Class M1, (1 mo. LIBOR US + 0.550%), 2.10%, 4/25/30 (a)		3,002	3,001,886

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust:
Series 2016-2, Class A1, 2.69%, 6/25/46 (b)(d)	USD	20,551	$20,510,527
Series 2017-1, Class A4, 3.50%, 1/25/47 (b)(d)		27,690	28,112,259
Series 2017-2, Class A6, 3.00%, 5/25/47 (b)(d)		26,412	26,461,101
Series 2017-3, Class 1A6, 3.00%, 8/25/47 (b)(d)		16,211	16,192,431
Series 2017-4, Class A6, 3.00%, 11/25/48 (b)(d)		15,709	15,705,607
Series 2017-6, Class A6, 3.00%, 12/25/48 (b)(c)(d)		14,225	14,239,225
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 4/25/57 (b)(d)		22,398	22,260,931
MortgageIT Trust, Series 2004-1, Class A1, (1 mo. LIBOR US + 0.780%), 2.33%, 11/25/34 (a)		1,579	1,545,538
National RMBS Trust, Series 2012-2, Class A1, 2.70%, 6/20/44 (a)	AUD	1,411	1,102,302
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 9/25/56 (b)(d)	USD	4,132	4,164,120
Rochester Financing No.1 PLC, Series 1, Class A1, (3 mo. LIBOR GBP + 1.450%), 1.83%, 7/16/46 (a)	GBP	2,705	3,653,408
Sequoia Mortgage Trust:
Series 2017-CH1, Class A2, 3.50%, 8/25/47 (b)(d)	USD	13,159	13,264,874
Series 2017-CH2, Class A10, 4.00%, 12/25/47 (b)(d)		8,094	8,241,291
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, (1 mo. LIBOR US + 0.300%), 1.85%, 9/25/34 (a)		1,051	979,151
Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M1, (1 mo. LIBOR US + 1.200%), 2.75%, 11/25/28 (a)		1,118	1,119,157
TORRENS Trust, Series 2013-1, Class A, 2.63%, 4/12/44 (a)	AUD	7,879	6,150,723
Walsh Acceptance, Series 1997-2, Class A, (1 mo. LIBOR US + 2.000%), 3.55%, 3/01/27 (a)(b)(c)	USD	10	3,048

			216,585,388
Commercial Mortgage-Backed Securities — 9.1%
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/05/32 (b)(d)		16,080	16,568,928
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AM, 5.77%, 2/10/51 (d)		518	517,715
Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, (1 mo. LIBOR US + 1.430%), 2.99%, 11/15/33 (a)(b)		6,097	6,107,538
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AJ, 5.59%, 12/11/40 (d)		21,906	23,317,999
Series 2005-PW10, Class B, 5.61%, 12/11/40 (d)		13,697	14,343,572
Series 2014-PWR4, Class F, 6.01%, 6/11/41 (b)(d)		2,500	2,621,250
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 3.53%, 10/15/34 (b)		12,989	13,283,237
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class A, (1 mo. LIBOR US + 0.750%), 2.31%, 5/15/30 (a)(b)		13,310	13,318,260

8	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.790%), 2.35%, 7/15/28 (a)(b)	USD	5,940	$5,947,393
Chicago Skyscraper Trust, Series 2017-SKY, Class A, (1 mo. LIBOR US + 0.800%), 2.36%, 2/15/30 (a)(b)		10,120	10,136,168
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A, 3.25%, 5/10/35 (b)		7,460	7,594,041
CLNS Trust, Series 2017-IKPR, Class A, (1 mo. LIBOR US + 0.800%), 2.35%, 6/11/32 (a)(b)		21,360	21,373,369
Commercial Mortgage Trust:
Series 2012-CR1, Class A3, 3.39%, 5/15/45		9,666	9,902,111
Series 2013-CR10, Class ASB, 3.80%, 8/10/46		3,300	3,420,211
Series 2014-PAT, Class A, (1 mo. LIBOR US + 0.800%), 2.35%, 8/13/27 (a)(b)		14,450	14,477,865
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		1,800	1,850,000
Series 2015-CR23, Class A2, 2.85%, 5/10/48		16,620	16,790,662
Series 2015-CR24, Class ASB, 3.45%, 8/10/48		7,580	7,830,140
Series 2015-LC21, Class A2, 2.98%, 7/10/48		32,500	32,899,292
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 2/10/34 (b)		10,000	10,158,329
Credit Suisse Commercial Mortgage Trust:
Series 2006-C1, Class G, 5.70%, 2/15/39 (b)(d)		5,701	5,643,640
Series 2015-DEAL, Class A, (1 mo. LIBOR US + 1.320%), 2.88%, 4/15/29 (a)(b)		1,439	1,439,441
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class ASB, 3.35%, 4/15/50		13,700	14,086,000
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFX, 3.23%, 12/15/34 (b)		10,000	10,126,486
Great Wolf Trust, Series 2017-WOLF, Class A, (1 mo. LIBOR US + 0.850%), 2.56%, 9/15/34 (a)(b)		5,980	6,002,845
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (b)		5,000	5,155,456
GS Mortgage Securities Trust, Series 2013-GC13, Class AAB, 3.72%, 7/10/46 (d)		8,300	8,571,700
Hospitality Mortgage Trust, Series 2017-HIT, Class A, (1 mo. LIBOR US + 0.850%), 2.26%, 5/08/30 (a)(b)		9,230	9,241,531
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB, 3.66%, 9/15/47		6,780	7,035,594
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2003-CB7, Class F, 5.69%, 1/12/38 (b)(d)		5,000	5,141,610
Series 2007-CB18, Class AMFL, (1 mo. LIBOR US + 0.165%), 1.61%, 6/12/47 (a)		5,227	5,143,665
Series 2008-C2, Class A4FL, (1 mo. LIBOR US + 1.500%), 3.05%, 2/12/51 (a)		2,563	2,548,137
Latitude Management Real Estate Capital, Inc., Series 2015-CRE1, Class A, (1 mo. LIBOR US + 1.750%), 3.28%, 2/22/32 (a)(b)(c)		5,000	5,025,000

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/32 (b)	USD	16,255	$16,724,292
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.66%, 5/15/46		6,000	6,026,240
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,600	5,679,857
Series 2014-C19, Class ASB, 3.33%, 12/15/47		7,950	8,161,961
Morgan Stanley Capital I Trust:
Series 2012-C4, Class A4, 3.24%, 3/15/45		4,655	4,747,932
Series 2014-CPT, Class A, 3.35%, 7/13/29 (b)		5,000	5,114,613
Series 2014-MP, Class A, 3.47%, 8/11/33 (b)		4,215	4,315,118
RAIT Trust:
Series 2016-FL6, Class A, (1 mo. LIBOR US + 1.450%), 3.01%, 11/13/31 (a)(b)		2,192	2,197,899
Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 2.51%, 6/15/37 (a)(b)		6,339	6,343,269
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3, 3.40%, 5/10/45		4,445	4,559,829
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class ASB 2.79%, 4/10/46		8,000	8,066,050
VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/30 (b)		17,196	17,354,406
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (d)		518	520,831
Series 2007-C33, Class AM, 6.22%, 2/15/51 (d)		2,892	2,887,384
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, (1 mo. LIBOR US + 1.350%), 2.91%, 6/15/29 (a)(b)		3,510	3,515,419
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.48%, 8/15/50		11,680	12,012,462
WF-RBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/44		13,691	14,171,053
Series 2012-C6, Class A4, 3.44%, 4/15/45		1,970	2,024,641
Series 2014-C24, Class ASB, 3.32%, 11/15/47		10,315	10,545,757

			452,588,198
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.20%, 3/10/47 (d)		35,190	1,840,375
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR15, Class XA, 1.21%, 2/10/47 (d)		57,399	2,175,512
Series 2015-CR23, Class XA, 0.98%, 5/10/48 (d)		40,374	1,901,990
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (b)(d)		157,420	4,596,223
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (b)(d)		100,000	2,789,300
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, 1.18%, 10/15/48 (d)		65,840	3,425,461

BLACKROCK FUNDS II	DECEMBER 31, 2017	9

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, 0.81%, 12/15/49 (d)	USD	46,677	$2,071,106
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2, 2.98%, 7/15/50		25,100	25,392,455

			44,192,422
Total Non-Agency Mortgage-Backed Securities — 14.4%			713,366,008

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 3.4%
Fannie Mae:
Series 1997-20, Class FB, 1.46%, 3/25/27 (d)		147	145,719
Series 2011-48, Class MG, 4.00%, 6/25/26 (g)		2,567	2,701,178
Series 2011-84, Class MG, 4.00%, 9/25/26 (g)		3,609	3,767,353
Series 2013-133, Class NA, 3.00%, 5/25/36		7,457	7,570,524
Series 2014-C02, Class 1M1, (1 mo. LIBOR US + 0.950%), 2.50%, 5/25/24 (a)		1,405	1,410,059
Series 2015-10, Class KA, 3.00%, 7/25/40		9,966	10,056,985
Series 2017-C02, Class 2M1, (1 mo. LIBOR US + 1.150%), 2.70%, 9/25/29 (a)		13,024	13,141,856
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.850%), 2.40%, 11/25/29 (a)		14,542	14,623,282
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		75	78,587
Series 2577, Class UC, 5.00%, 2/15/18		4	4,115
Series 3710, Class MG, 4.00%, 8/15/25 (g)		1,629	1,717,867
Series 3959, Class MA, 4.50%, 11/15/41		3,661	3,876,533
Series 3986, Class M, 4.50%, 9/15/41		4,026	4,261,950
Series 4390, Class CA, 3.50%, 6/15/50		10,187	10,475,653
Series 4446, Class MA, 3.50%, 12/15/50		17,778	18,244,643
Series 4459, Class BN, 3.00%, 8/15/43		12,594	12,676,579
Series 4482, Class DH, 3.00%, 6/15/42		7,221	7,314,417
Series 4569, Class JA, 3.00%, 3/15/42		19,467	19,719,019
Series 4593, Class MP, 4.00%, 4/15/54		28,948	30,291,801
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		7,933	8,164,053

			170,242,173
Commercial Mortgage-Backed Securities — 0.5%
Freddie Mac:
Series KIR2, Class A1, 2.75%, 3/25/27		9,049	9,101,134
Series KJO5, Class A2, 2.16%, 10/25/21		11,543	11,436,071
Series KP03, Class A2, 1.78%, 7/25/19		3,651	3,634,318

			24,171,523
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M4, Class X1, 3.81%, 2/25/18 (d)		1,564	332
Series 2013-M5, Class X2, 2.18%, 1/25/22 (d)		25,725	1,276,088

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Freddie Mac:
Series K044, Class X1, 0.75%, 1/25/25 (d)	USD	54,552	$2,382,862
Series K718, Class X1, 0.64%, 1/25/22 (d)		12,761	283,672
Series KW01, Class X1, 0.98%, 1/25/26 (b)(d)		47,609	2,894,523
Ginnie Mae, Series 2012-120, Class IO, 0.79%, 2/16/53 (d)		29,564	1,315,549

			8,153,026
Mortgage-Backed Securities — 7.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-1/01/33 (h)		85,151	85,146,177
3.00%, 1/01/33 (h)		108,000	110,003,908
4.00%, 1/01/33 (h)		21,255	21,859,003
4.50%, 1/01/33 (h)		10,490	10,640,579
5.00%, 4/01/21		1	1,078
5.50%, 6/01/20-10/01/21		430	445,607
6.50%, 4/01/21		51	52,480
(12 mo. LIBOR US + 1.589%), 2.88%, 9/01/45 (a)		14,326	14,537,208
(12 mo. LIBOR US + 1.590%), 2.92%, 11/01/45 (a)		1,257	1,275,696
(12 mo. LIBOR US + 1.590%), 3.16%, 6/01/45 (a)		15,354	15,592,425
(12 mo. LIBOR US + 1.736%), 3.39%, 9/01/42 (a)		11,044	11,372,497
Freddie Mac Mortgage-Backed Securities:
2.50%, 11/01/27		27,426	27,576,756
3.50%, 1/01/33 (h)		43,215	44,645,654
(12 mo. LIBOR US + 1.630%), 2.93%, 10/01/45 (a)		6,454	6,517,574

			349,666,642
Total U.S. Government Sponsored Agency Securities — 11.2%			552,233,364

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Notes:
1.75%, 10/31/18-11/15/20 (i)		301,200	300,896,235
1.63%, 10/15/20		248,300	246,098,277
Total U.S. Treasury Obligations — 11.0%			546,994,512
Total Long-Term Investments (Cost — $5,086,283,909) —102.3%			5,065,643,515

Short-Term Securities		Shares	Value
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17% (j)(k)		9,827,983	9,827,983

Total Repurchase Agreements — 1.6%			80,000,000
Total Short-Term Securities (Cost — $89,827,983) — 1.8%			89,827,983

10	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Options Purchased	Value
(Cost — $1,957,835) — 0.0%	$640,452
Total Investments (Cost — $5,178,069,727) — 104.1%	5,156,111,950
Liabilities in Excess of Other Assets — (4.1)%	(205,154,662)

Net Assets — 100.0%	$4,950,957,288

Notes to Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(f)	Zero-coupon bond.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(h)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas Securities Corp.	$499,219	$801
Credit Suisse Securities (USA) LLC	$187,149,144	$(103,057)
Goldman Sachs & Co.	$1,478,686	$(597)
J.P. Morgan Securities LLC	$124,805	$39
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$119,812	$94
Morgan Stanley & Co. LLC	$23,444,311	$4,231

(i)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(j)	Annualized 7-day yield as of period end.

(k)

During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2017	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at December 31, 2017	Value at December 31, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,440,721	$4,387,262	[2]	—	9,827,983	$9,827,983	$40,446	$25	$—
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$18,554	—		—	$18,554	16,615	71	—	210
iShares Short Maturity Bond ETF	1,180,000	—		—	1,180,000	59,141,600	309,644	—	(200,600)
Total						$68,986,198	$350,161	$25	$(200,390)

[1]	Includes net capital gain distributions, if applicable.

[2]	Represents net shares purchase.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS II	DECEMBER 31, 2017	11

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position Received, at Value
Mizuho Securities USA, Inc.	2.44%	12/29/17	1/02/18	$80,000	$80,000	$80,021,730	Asset-Backed securities, 0.00% to 5.36% due from 9/01/22 to 9/10/37	$468,037,610	$92,000,000

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	0.75%	12/29/17	01/02/18	$51,008,000	$51,012,251	U.S. Treasury Obligations	Overnight

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	8,398	March 2018	$1,798,091	$(3,714,146)
U.S. Ultra Treasury Bonds	26	March 2018	$4,359	19,265
Euro Dollar	3,914	December 2018	$957,511	(200,632)

				(3,895,513)

Short Contracts
Euro-Bund	(53)	March 2018	$10,282	87,065
Euro-Buxl	(2)	March 2018	$393	7,101
U.S. Treasury Bonds (30 Year)	(115)	March 2018	$17,595	37,434
U.S. Treasury Notes (10 Year)	(1,255)	March 2018	$155,679	906,598
U.S. Treasury Notes (5 Year)	(8,035)	March 2018	$933,378	3,382,747
U.S. Ultra Treasury Notes (10 Year)	(411)	March 2018	$54,894	303,844
Euro Dollar	(99)	March 2019	$24,204	30,803
Euro Dollar	(3,913)	December 2019	$955,457	190,720

				4,946,312
Total				$1,050,799

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	623,500	BRL	2,039,469	Barclays Bank PLC	1/04/18	$ 9,121
USD	449,400	BRL	1,490,210	BNP Paribas S.A.	1/04/18	482
USD	269,640	BRL	888,464	BNP Paribas S.A.	1/04/18	1,995
USD	3,831,100	BRL	12,623,475	BNP Paribas S.A.	1/04/18	28,345
USD	11,869,501	GBP	8,789,000	Royal Bank of Scotland PLC	1/04/18	542
USD	1,680,498	MXN	31,448,000	BNP Paribas S.A.	1/04/18	83,075
COP	2,514,125,700	USD	838,000	Barclays Bank PLC	1/05/18	3,811
USD	418,500	MXN	8,066,279	Barclays Bank PLC	1/05/18	8,851

12	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	418,500	MXN	8,065,541	Barclays Bank PLC	1/05/18	$8,889
RUB	171,684,081	USD	2,901,000	Bank of America N.A.	1/12/18	73,636
USD	1,635,000	JPY	183,714,943	BNP Paribas S.A.	1/12/18	3,362
USD	70,083	MXN	1,335,861	Bank of America N.A.	1/12/18	2,338
USD	608,236	MXN	11,593,655	Bank of America N.A.	1/12/18	20,292
ZAR	2,630,020	USD	206,538	Goldman Sachs International	1/17/18	5,358
USD	988,686	MXN	18,941,731	Barclays Bank PLC	1/22/18	30,062
USD	1,762,181	MXN	33,760,744	Barclays Bank PLC	1/22/18	53,581
IDR	18,230,560,000	USD	1,339,399	Deutsche Bank AG	1/26/18	469
IDR	9,190,800,000	USD	675,000	JPMorgan Chase Bank N.A.	1/29/18	293
INR	47,861,335	USD	739,000	Barclays Bank PLC	1/29/18	8,068
RUB	41,525,645	USD	691,000	Bank of America N.A.	1/30/18	26,950
EUR	443,692	USD	520,351	Deutsche Bank AG	2/02/18	13,166
EUR	167,847	USD	196,871	Nomura International PLC	2/02/18	4,956
EUR	126,940	USD	148,379	Barclays Bank PLC	2/12/18	4,341
EUR	220,176	USD	261,130	Bank of America N.A.	2/21/18	3,891
CAD	537,535	USD	418,500	Barclays Bank PLC	2/22/18	9,456
NOK	6,992,876	USD	837,000	Bank of America N.A.	2/22/18	16,017
USD	13,294,037	TRY	51,640,687	BNP Paribas S.A.	6/25/18	381,615
USD	15,342,841	TRY	61,022,313	Citibank N.A.	6/25/18	84,604
USD	2,146,083	TRY	8,718,460	BNP Paribas S.A.	8/20/18	3,749
USD	1,297,551	TRY	5,231,076	Citibank N.A.	8/20/18	12,151
USD	1,666,658	TRY	6,715,464	Citibank N.A.	8/20/18	16,508

						919,974

BRL	2,876,861	USD	884,100	Bank of America N.A.	1/04/18	(17,461)
BRL	9,653,488	USD	2,947,000	BNP Paribas S.A.	1/04/18	(38,938)
BRL	1,620,150	USD	500,000	BNP Paribas S.A.	1/04/18	(11,938)
BRL	1,650,953	USD	504,000	BNP Paribas S.A.	1/04/18	(6,659)
BRL	2,423,666	USD	743,000	Goldman Sachs International	1/04/18	(12,883)
USD	4,654,892	AUD	6,152,000	State Street Bank and Trust Co.	1/04/18	(145,227)
USD	404,460	BRL	1,349,764	BNP Paribas S.A.	1/04/18	(2,149)
USD	14,119,466	EUR	11,834,000	HSBC Bank PLC	1/04/18	(84,896)
USD	112,544	NOK	931,000	Morgan Stanley & Co. International PLC	1/04/18	(867)
MXN	16,034,337	USD	837,000	HSBC Bank PLC	1/05/18	(22,691)
USD	80,000	COP	241,480,000	BNP Paribas S.A.	1/05/18	(855)
USD	419,000	COP	1,267,894,000	Royal Bank of Scotland PLC	1/05/18	(5,532)
USD	339,000	COP	1,023,271,500	Royal Bank of Scotland PLC	1/05/18	(3,624)
USD	1,644,780	AUD	2,147,000	BNP Paribas S.A.	1/12/18	(30,433)
USD	1,971,673	EUR	1,669,000	Royal Bank of Scotland PLC	1/12/18	(32,643)
USD	10,637,614	RUB	635,996,327	Credit Suisse International	1/12/18	(381,797)
USD	2,123,320	ZAR	30,838,882	BNP Paribas S.A.	1/17/18	(361,315)
MXN	50,640,634	USD	2,694,826	Citibank N.A.	1/22/18	(131,950)
IDR	8,626,706,132	USD	635,672	JPMorgan Chase Bank N.A.	1/26/18	(1,646)
USD	496,331	EUR	420,789	Bank of America N.A.	1/26/18	(9,446)
USD	1,093,404	IDR	14,915,130,149	Barclays Bank PLC	1/26/18	(2,794)
USD	335,486	IDR	4,573,005,000	BNP Paribas S.A.	1/26/18	(611)
USD	1,881,526	IDR	25,677,187,302	Citibank N.A.	1/26/18	(5,637)
USD	2,237,891	IDR	30,598,678,837	Deutsche Bank AG	1/26/18	(10,981)
USD	1,882,030	IDR	25,702,890,257	Deutsche Bank AG	1/26/18	(7,022)

BLACKROCK FUNDS II	DECEMBER 31, 2017	13

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,433,928	IDR	19,583,154,426	Deutsche Bank AG	1/26/18	$(5,350)
USD	335,657	IDR	4,572,320,000	Deutsche Bank AG	1/26/18	(389)
USD	1,093,324	IDR	14,915,130,135	JPMorgan Chase Bank N.A.	1/26/18	(2,874)
USD	1,587,391	IDR	21,601,222,987	JPMorgan Chase Bank N.A.	1/26/18	(206)
USD	335,412	IDR	4,573,001,832	Royal Bank of Scotland PLC	1/26/18	(684)
IDR	70,973,217,000	USD	5,229,000	Deutsche Bank AG	1/29/18	(14,247)
USD	739,000	INR	48,458,447	JPMorgan Chase Bank N.A.	1/29/18	(17,388)
BRL	12,667,149	USD	3,831,100	BNP Paribas S.A.	2/02/18	(28,350)
BRL	891,538	USD	269,640	BNP Paribas S.A.	2/02/18	(1,995)
USD	1,200,807	EUR	1,029,659	Bank of America N.A.	2/02/18	(37,305)
USD	267,932	IDR	3,664,238,247	Bank of America N.A.	2/08/18	(1,084)
USD	268,315	IDR	3,669,740,099	Goldman Sachs International	2/08/18	(1,105)
USD	268,256	IDR	3,669,740,155	JPMorgan Chase Bank N.A.	2/08/18	(1,164)
USD	1,668,492	EUR	1,414,950	Barclays Bank PLC	2/09/18	(33,553)
USD	149,862	EUR	138,919	Citibank N.A.	2/21/18	(17,352)
USD	246,174	EUR	228,978	Deutsche Bank AG	2/21/18	(29,442)
USD	244,503	EUR	227,433	Morgan Stanley & Co. International PLC	2/21/18	(29,254)
USD	418,500	CAD	537,128	Bank of America N.A.	2/22/18	(9,132)
TRY	39,302,000	USD	10,532,776	BNP Paribas S.A.	6/25/18	(705,564)
TRY	51,640,687	USD	13,341,261	BNP Paribas S.A.	6/25/18	(428,840)
TRY	21,720,313	USD	5,634,761	BNP Paribas S.A.	6/25/18	(203,736)
TRY	20,448,000	USD	5,259,733	BNP Paribas S.A.	8/20/18	(235,172)
TRY	217,000	USD	57,359	BNP Paribas S.A.	8/20/18	(4,037)

						(3,138,218)

Net Unrealized Depreciation						$(2,218,244)

OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price		Notional Amount (000)		Value
Call
EUR Currency	One-Touch	Morgan Stanley & Co. International PLC	—	6/07/18	TRY	4.35	TRY	4.35	EUR	61	$7,164

OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Royal Bank of Scotland PLC	—	2/16/18	JPY	114.00	USD	837	$3,597

14	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

OTC Interest Rate Swaptions Purchased
	Received by the Fund		Paid by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Put
10-Year Interest Rate Swap, 1/25/29	6-month JPY LIBOR	Semi-annual	1.38%	Semi-annual	Credit Suisse International	1/23/19	1.38%	JPY	31,240,000	$154,651
5-Year Interest Rate Swap, 1/20/27	3-month LIBOR	Quarterly	3.35%	Semi-annual	Deutsche Bank AG	1/18/22	3.35%	USD	45,285	475,040
Total										$629,691

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid	Unrealized Appreciation
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	USD	69,600	$5,882,012	$4,967,995	$914,017
CDX.NA.IG.29.V1	1.00%	Quarterly	12/20/22	USD	189,807	4,587,698	4,274,846	312,852
Total						$10,469,710	$9,242,841	$1,226,869

Centrally Cleared Interest Rate Swaps
							Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund		Effective Date		Termination Date
Rate	Frequency	Rate	Frequency						Value
3-month LIBOR	Quarterly	1.49%	Semi-annual	N/A		1/20/19	USD	129,410	$(49,316)	$1,095	$(50,411)

7.36%	Monthly	28-day MXIBTIIE	Monthly	N/A		1/28/19	MXN	147,861	56,344	56	56,288
6-month EURIBOR	Semi-annual	0.45%	Annual	N/A		7/04/19	EUR	120,000	1,898,501	2,908	1,895,593
0.49%	Annual	6-month EURIBOR	Semi-annual	N/A		7/04/19	EUR	120,000	(1,772,147)	2,791	(1,774,938)
28-day MXIBTIIE	Monthly	7.32%	Monthly	N/A		2/20/20	MXN	279,817	(192,733)	158	(192,891)
28-day MXIBTIIE	Monthly	7.16%	Monthly	N/A		4/29/20	MXN	269,460	(240,365)	182	(240,547)
1.95%	Semi-annual	3-month LIBOR	Quarterly	N/A		1/20/22	USD	53,740	225,463	743	224,720
28-day MXIBTIIE	Monthly	7.45%	Monthly	N/A		3/07/22	MXN	95,673	(73,423)	(25)	(73,398)
28-day MXIBTIIE	Monthly	7.48%	Monthly	N/A		3/07/22	MXN	47,835	(33,614)	36	(33,650)
28-day MXIBTIIE	Monthly	7.47%	Monthly	N/A		3/07/22	MXN	47,834	(34,499)	35	(34,534)
7.13%	Monthly	28-day MXIBTIIE	Monthly	N/A		10/07/22	MXN	18,385	27,003	17	26,986
7.14%	Monthly	28-day MXIBTIIE	Monthly	N/A		10/10/22	MXN	7,433	10,768	5	10,763
7.11%	Monthly	28-day MXIBTIIE	Monthly	N/A		10/14/22	MXN	24,445	37,221	(7)	37,228
7.11%	Monthly	28-day MXIBTIIE	Monthly	N/A		10/14/22	MXN	18,547	28,048	(5)	28,053
28-day MXIBTIIE	Monthly	6.32%	Monthly	N/A		7/17/25	MXN	20,635	(97,060)	127	(97,187)
3-month LIBOR	Quarterly	2.70%	Semi-annual	1/20/22	(a)	1/20/27	USD	15,090	122,877	233	122,644
Total									$(86,932)	$8,349	$(95,281)

(a)	Forward swap.

BLACKROCK FUNDS II	DECEMBER 31, 2017	15

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

      OTC Credit Default Swaps - Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	6/20/20	USD	2,086	$(22,920)	$9,055	$(31,975)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	9/20/20	USD	2,086	(23,421)	14,259	(37,680)
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/22	USD	790	22,046	28,610	(6,564)
Kingdom of Bahrain	1.00%	Quarterly	HSBC Bank PLC	12/20/22	USD	330	25,633	28,650	(3,017)
Kingdom of Bahrain	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	120	9,321	10,397	(1,076)
Lowe’s Cos., Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	9,460	(384,905)	(296,212)	(88,693)
Republic of Argentina	5.00%	Quarterly	Citibank N.A.	12/20/22	USD	4,504	(541,569)	(391,321)	(150,248)
Republic of South Africa	1.00%	Quarterly	Bank of America N.A.	12/20/22	USD	475	12,365	18,615	(6,250)
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	USD	829	21,581	32,488	(10,907)
Republic of the Philippines	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	8,212	(158,752)	(124,390)	(34,362)
Target Corp.	1.00%	Quarterly	Goldman Sachs Bank USA	12/20/22	USD	9,460	(225,402)	(136,764)	(88,638)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/22	USD	740	1,944	3,328	(1,384)
United Mexican States	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	USD	420	1,103	1,792	(689)
United Mexican States	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	USD	420	1,103	1,889	(786)
Total							$(1,261,873)	$(799,604)	$(462,269)

16	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

      OTC Credit Default Swaps - Sell Protection

Reference Obligation/ Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	6/20/20	BBB+	USD	2,086	$22,920	$(10,496)	$33,416
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	2,086	23,421	(12,422)	35,843
Newmont Mining Corp.	1.00%	Quarterly	Goldman Sachs Bank USA	12/20/22	BBB	USD	9,460	221,209	172,786	48,423
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	9/17/58	Not Rated	USD	9,805	(1,082,049)	(1,084,330)	2,281
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	9/17/58	Not Rated	USD	9,805	(1,082,049)	(1,084,330)	2,281
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	9/17/58	Not Rated	USD	9,805	(1,082,049)	(1,072,530)	(9,519)
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	9/17/58	Not Rated	USD	3,370	(371,903)	(331,820)	(40,083)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	7,505	(828,229)	(747,529)	(80,700)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	5,000	(551,784)	(551,001)	(783)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	2,110	(232,853)	(209,521)	(23,332)
CMBX.NA.10.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	11/17/59	BBB-	USD	7,505	(752,946)	(622,081)	(130,865)
Total								$(5,716,312)	$(5,553,274)	$(163,038)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

      OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
9.99%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	1/02/18	BRL	37,952	$(82,379)	—	$(82,379)
8.98%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	1/02/18	BRL	11,961	(4,304)	—	(4,304)
9.98%	At Termination	1-day BZDIOVER	At Termination	JPMorgan Chase Bank N.A.	1/02/18	BRL	37,953	(59,893)	—	(59,893)
28-day MXIBTIIE	Monthly	7.07%	Monthly	Citibank N.A.	11/21/18	MXN	147,861	(65,854)	—	(65,854)
28-day MXIBTIIE	Monthly	7.06%	Monthly	JPMorgan Chase Bank N.A.	11/21/18	MXN	177,433	(79,843)	—	(79,843)
28-day MXIBTIIE	Monthly	6.98%	Monthly	Citibank N.A.	11/28/18	MXN	180,400	(88,783)	$(140)	(88,643)
28-day MXIBTIIE	Monthly	6.98%	Monthly	JPMorgan Chase Bank N.A.	11/28/18	MXN	143,151	(70,450)	(111)	(70,339)
7.75%	At Termination	1-day BZDIOVER	At Termination	Bank of America N.A.	1/02/19	BRL	15,533	(40,021)	—	(40,021)
7.02%	At Termination	1-day BZDIOVER	At Termination	Bank of America N.A.	1/02/19	BRL	24,761	(11,350)	—	(11,350)
1-day BZDIOVER	At Termination	9.25%	At Termination	Citibank N.A.	1/02/19	BRL	32,529	251,896	—	251,896
8.00%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	1/02/19	BRL	15,463	(53,511)	—	(53,511)
1-day BZDIOVER	At Termination	9.28%	At Termination	JPMorgan Chase Bank N.A.	1/02/19	BRL	30,880	242,374	—	242,374
1-day BZDIOVER	At Termination	8.21%	At Termination	Bank of America N.A.	1/02/20	BRL	16,599	19,368	—	19,368
1-day BZDIOVER	At Termination	9.14%	At Termination	Bank of America N.A.	1/04/21	BRL	6,896	19,458	—	19,458

BLACKROCK FUNDS II	DECEMBER 31, 2017	17

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day BZDIOVER	At Termination	9.61%	At Termination	Bank of America N.A.	1/02/23	BRL	3,623	$(2,600)	$—	$(2,600)
1-day BZDIOVER	At Termination	9.84%	At Termination	Citibank N.A.	1/02/23	BRL	6,889	19,413	—	19,413
1-day BZDIOVER	At Termination	9.85%	At Termination	Citibank N.A.	1/02/23	BRL	3,625	10,667	—	10,667
28-day MXIBTIIE	Monthly	6.33%	Monthly	Citibank N.A.	7/17/25	MXN	10,282	(48,210)	(43)	(48,167)
28-day MXIBTIIE	Monthly	7.20%	Monthly	Goldman Sachs Bank USA	8/06/25	MXN	30,867	(146,345)	(124)	(146,221)
6.31%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	8/11/25	MXN	10,120	48,297	40	48,257
6.31%	Monthly	28-day MXIBTIIE	Monthly	Bank of America N.A.	8/11/25	MXN	10,120	48,297	40	48,257
6.31%	Monthly	28-day MXIBTIIE	Monthly	Deutsche Bank AG	8/11/25	MXN	37,565	179,590	145	179,445
Total								$85,817	$(193)	$86,010

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

• Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

• Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

18	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,174,034,149	$92,868,319	$1,266,902,468
Capital Trusts[1]	—	2,526,056	—	2,526,056
Corporate Bonds[1]	—	1,825,266,788	—	1,825,266,788
Foreign Agency Obligations	—	10,290,404	—	10,290,404
Foreign Government Obligations	—	88,922,315	—	88,922,315
Investment Companies	59,141,600	—	—	59,141,600
Non-Agency Mortgage-Backed Securities	—	694,098,735	19,267,273	713,366,008
U.S. Government Sponsored Agency Securities	—	552,233,364	—	552,233,364
U.S. Treasury Obligations	—	546,994,512	—	546,994,512
Short-Term Securities:
Money Market Funds	9,827,983	—	—	9,827,983
Repurchase Agreements	—	80,000,000	—	80,000,000
Options Purchased:
Foreign currency exchange contracts	—	10,761	—	10,761
Interest rate contracts	—	629,691	—	629,691

Total	$68,969,583	$4,975,006,775	$112,135,592	$5,156,111,950

Derivative Financial Instruments[2]
Assets:
Credit contracts	$—	$1,349,113	—	$1,349,113
Foreign currency exchange contracts	—	919,974	—	919,974
Interest rate contracts	4,965,577	3,241,410	—	8,206,987
Liabilities:
Credit contracts	—	(747,551)	—	(747,551)
Foreign currency exchange contracts	—	(3,138,218)	—	(3,138,218)
Interest rate contracts	(3,914,778)	(3,250,681)	—	(7,165,459)

Total	$1,050,799	$(1,625,953)	—	$(575,154)

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $51,012,251 are categorized as level 2 within the disclosure hierarchy.

BLACKROCK FUNDS II	DECEMBER 31, 2017	19

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

During the period ended December 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of September 30, 2017	$37,863,572	$11,045,574	$48,909,146
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(5,980,000)	(5,980,000)
Accrued discounts/premiums	26	(562)	(536)
Net realized gain (loss)	19	(326)	(307)
Net change in unrealized appreciation (depreciation)[1]	(7,613)	(60,050)	(67,663)
Purchases	55,445,000	14,262,637	69,707,637
Sales	(432,685)	—	(432,685)

Closing Balance, as of December 31, 2017	$92,868,319	$19,267,273	$112,135,592

Net change in unrealized appreciation (depreciation) on investments still held at December 3, 2017[1]	$(7,613)	$(60,050)	$(67,663)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

20	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments December 31, 2017 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Arbor Realty CLO Ltd., Series 2015-FL2A, Class A, (1 mo. LIBOR US + 1.75%), 3.23%, 9/15/25 (a)(b)	USD	5,000	$5,040,548
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.70%), 3.18%, 9/15/26 (a)(b)		1,840	1,869,240
BSPRT Issuer Ltd., Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.35%), 2.83%, 6/15/27 (a)(b)(c)		1,970	1,974,334
CIFC Funding Ltd.:
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.40%), 2.75%, 1/17/27 (a)(b)		3,300	3,311,664
Series 2015-3A, Class A, (3 mo. LIBOR US + 1.42%), 2.78%, 10/19/27 (a)(b)		1,650	1,660,042
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 2.62%, 8/15/30 (a)(b)		5,800	5,844,282
Fannie Mae REMIC Trust, Series 1996-W1, Class AL, 7.25%, 3/25/26 (d)		8	8,832
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, (3 mo. LIBOR US + 1.12%), 2.48%, 4/20/25 (a)(b)		3,958	3,965,370
OCP CLO Ltd., Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.40%), 2.85%, 11/22/25 (a)(b)		7,300	7,349,912
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (b)		2,167	2,162,233
Series 2017-SFR1, Class A, 2.77%, 8/17/34 (b)		978	970,765
Small Business Administration Participation Certificates, Series 1998-20J, Class 1, 5.50%, 10/01/18		26	25,796
Total Asset-Backed Securities — 5.2%			34,183,018

Foreign Agency Obligations		Par (000)	Value
Mexico — 0.0%
Mexico City Airport Trust, 5.50%, 7/31/47 (b)		336	331,800

Foreign Government Obligations		Par (000)	Value
Indonesia — 0.1%
Republic of Indonesia, 4.75%, 1/08/26		326	354,147
Japan — 5.0%
Government of Japan:
Series 718, 0.00%, 2/13/18 (e)	JPY	587,800	5,217,635
Series 727, 0.00%, 3/26/18 (e)		3,142,500	27,899,236

			33,116,871
Mexico — 0.8%
United Mexican States, Series M, 5.00%, 12/11/19	MXN	1,150	5,567,140
Russia — 0.0%
Russian Federation, 4.25%, 6/23/27	USD	200	205,900

Foreign Government Obligations		Par (000)	Value
South Africa — 0.1%
Republic of South Africa:
5.50%, 3/09/20	USD	215	$225,690
Series R209, 6.25%, 3/31/36	ZAR	3,149	183,132
Series R214, 6.50%, 2/28/41		810	46,185
Series 2048, 8.75%, 2/28/48		2,060	150,964

			605,971
Total Foreign Government Obligations — 6.0%			39,850,029

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.8%
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, (1 mo. LIBOR US + 1.50%), 2.86%, 7/05/33 (a)(b)	USD	6,500	6,530,195
Commercial Mortgage Pass-Through Certificates, Series 2017-PANW, Class A, 3.24%, 10/10/29 (b)		4,050	4,086,574
Credit Suisse Mortgage Capital Certificates, Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.60%), 3.08%, 11/15/33 (a)(b)		690	694,253
Credit Suisse Mortgage Capital Trust, Series 2017-CALI, Class A, 3.43%, 11/10/32 (b)		1,180	1,207,866
Deutsche Bank UBS Mortgage Trust, Series 2017-BRBK, Class A, 3.45%, 10/10/34 (b)		1,840	1,879,911
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, (1 mo. LIBOR US + 1.30%), 2.55%, 12/15/34 (a)(b)		1,319	1,319,277
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.70%), 2.99%, 11/24/31 (a)(b)		780	787,800
RAIT Trust, Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.95%), 2.19%, 6/15/37 (a)(b)		1,840	1,840,949

			18,346,825
Interest Only Commercial Mortgage-Backed Securities — 0.7%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.75%, 5/10/58 (d)		7,579	805,897
Commercial Mortgage Pass-Through Certificates, Series 2015-CR24, Class XA, 0.81%, 8/10/48 (d)		10,847	525,497
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (b)(d)		34,974	1,021,143
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (b)(d)		29,200	814,476
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (b)(d)		14,700	862,328
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XA, 1.64%, 5/15/49 (d)		4,733	466,538

			4,495,879
Total Non-Agency Mortgage-Backed Securities — 3.5%			22,842,704

BLACKROCK FUNDS II	DECEMBER 31, 2017	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.7%
Federal Home Loan Bank, 4.00%, 4/10/28	USD	4,100	$4,535,346
Collateralized Mortgage Obligations — 2.3%
Fannie Mae:
Series 2011-8, Class ZA, 4.00%, 2/25/41		3,032	3,179,245
Series 2014-27, Class VC, 4.00%, 5/25/31		3,236	3,421,774
Series 2017-69, Class HA, 3.00%, 6/25/46		6,425	6,484,796
Ginnie Mae, Series 2014-107, Class WX, 6.78%, 7/20/39 (d)		1,920	2,188,418

			15,274,233
Interest Only Commercial Mortgage-Backed Securities — 1.5%
Fannie Mae:
Series 2015-M1, Class X2, 0.55%, 9/25/24		50,656	1,585,776
Series 2016-M4, Class X2, 2.70%, 1/25/39 (d)		6,053	687,194
Freddie Mac:
Series K064, Class X1, 0.69%, 3/25/27 (d)		13,672	650,553
Series K718, Class X1, 0.64%, 1/25/22 (d)		3,708	82,433
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (b)(d)		206,393	677,608
Ginnie Mae:
Series 2005-50, Class IO, 0.44%, 6/16/45 (d)		2,014	17,072
Series 2005-9, Class IO, 0.57%, 1/16/45 (d)		4,323	69,177
Series 2006-30, Class IO, 2.30%, 5/16/46 (d)		1,418	87,387
Series 2016-22, Class IO 0.81%, 11/16/55 (d)		26,673	1,545,077
Series 2017-168, Class IO, 0.66%, 12/16/59 (d)		7,323	494,535
Series 2017-30, Class IO, 0.76%, 8/16/58 (d)		7,350	485,459
Series 2017-44, Class IO, 0.70%, 4/17/51 (d)		7,352	458,275
Series 2017-53, Class IO, 0.69%, 12/15/56 (d)		20,265	1,280,452
Series 2017-54, Class IO, 0.68%, 12/31/49 (d)		1,869	125,309
Series 2017-61, Class IO, 0.77%, 10/16/56 (d)		4,941	402,859
Series 2017-64, Class IO, 0.72%, 10/16/56 (d)		3,487	241,892
Series 2017-72, Class IO, 0.68%, 4/16/57 (d)		12,947	871,188

			9,762,246
Mortgage-Backed Securities — 73.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 9/01/27-2/14/43 (f)		30,283	30,259,854
3.00%, 4/01/28-1/01/48 (f)		109,594	110,392,653
3.50%, 11/01/28-1/01/48 (f)		45,665	47,279,834
4.00%, 1/01/25-1/01/48 (f)		88,600	92,979,389
4.50%, 2/01/25-1/01/48 (f)		22,793	24,392,417
5.00%, 11/01/32-1/01/42		1,071	1,160,345
5.50%, 2/01/35-4/01/41		4,724	5,231,763
6.00%, 5/01/33-6/01/41		4,354	4,922,999
6.50%, 5/01/40		1,004	1,122,376
Freddie Mac Mortgage-Backed Securities:
2.50%, 9/01/27-2/01/32		5,289	5,297,158

U.S. Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities (continued)
3.00%, 1/01/30-1/01/48 (f)	USD	27,585		$27,705,487
3.50%, 1/01/33-1/01/48 (f)		24,525		25,266,871
4.00%, 8/01/40-1/01/48 (f)		12,256		12,896,325
4.50%, 2/01/39-11/01/47		4,629		4,934,068
5.00%, 7/01/35-11/01/41		4,146		4,513,595
5.50%, 6/01/41		1,609		1,777,948
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/48 (f)		963		971,727
3.50%, 12/20/41-1/15/48 (f)		30,798		31,879,480
4.00%, 4/20/39-1/15/48 (f)		32,729		34,146,314
4.50%, 12/20/39-1/20/48 (f)		10,725		11,384,469
5.00%, 12/15/38-7/20/41		3,829		4,160,603
7.00%, 6/15/23-3/15/24		— (g	)	90

				482,675,765
Total U.S. Government Sponsored Agency Securities — 77.5%				512,247,590

U.S. Treasury Obligations
U.S. Treasury Bonds:
4.25%, 5/15/39		1,992		2,517,779
4.50%, 8/15/39		1,934		2,526,363
4.38%, 11/15/39		1,941		2,497,445
3.13%, 2/15/43		7,560		8,121,980
2.88%, 5/15/43-11/15/46		9,757		10,027,538
3.63%, 8/15/43		7,215		8,420,694
3.75%, 11/15/43		8,496		10,123,183
3.00%, 2/15/47		1,375		1,446,060
2.75%, 11/15/47 (h)		10,558		10,575,322
U.S. Treasury Notes:
1.25%, 4/30/19-5/31/19		45,625		45,255,433
1.75%, 11/30/19-9/30/22 (h)		71,832		71,268,364
1.50%, 4/15/20-3/31/23		33,767		33,361,327
2.63%, 8/15/20-11/15/20		34,603		35,223,039
1.88%, 12/15/20-4/30/22 (h)		19,331		19,153,693
1.63%, 11/15/22-4/30/23		9,926		9,658,478
2.00%, 11/30/22-11/15/26 (h)		82,072		80,824,296
2.13%, 11/30/24-5/15/25		18,706		18,452,747
2.25%, 11/15/25-11/15/27 (h)		17,306		17,090,139
Total U.S. Treasury Obligations — 58.5%				386,543,880
Total Long-Term Investments (Cost — $1,001,241,155) — 150.7%				995,999,021

Short-Term Securities		Shares
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (i)(j)		1,648,324		1,648,324
Total Short-Term Securities (Cost — $1,648,324) — 0.3%				1,648,324

Options Purchased
(Cost — $1,425,229) — 0.1%				911,616
Total Investments Before TBA Sale Commitments and Options Written (Cost — $1,004,314,708) — 151.1%				998,558,961

2	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

TBA Sale Commitments		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/33	USD	5,521	$(5,512,374)
3.00%, 1/01/33-1/01/48		54,464	(54,958,459)
3.50%, 1/01/33-1/01/47		23,292	(23,965,716)
6.00%, 1/01/38		2,510	(2,807,180)
4.00%, 1/01/40-1/01/48		65,769	(68,690,219)
4.50%, 1/01/40-1/01/48		4,092	(4,331,963)
5.00%, 1/01/48		670	(720,106)
5.50%, 1/01/48		2,358	(2,583,747)
Freddie Mac Mortgage-Backed Securities:
2.50%, 1/01/33		2,285	(2,281,073)
5.00%, 1/13/39		2,625	(2,819,927)
3.00%, 1/01/47		16,426	(16,423,653)
3.50%, 1/01/47		1,600	(1,643,084)
4.50%, 1/01/48		292	(310,388)

TBA Sale Commitments		Par (000)	Value
Ginnie Mae Mortgage-Backed Securities:
4.50%, 1/20/41	USD	5,000	$(5,260,156)
3.00%, 1/15/48		748	(754,779)
4.00%, 1/15/48		8,775	(9,147,252)
Total TBA Sale Commitments (Proceeds — $202,209,483) — (30.6)%			(202,210,076)

Options Written
(Premiums Received — $633,150) — (0.1)%			(402,894)
Total Investments Net of TBA Sale Commitments and Options Written — 120.4%			795,945,991
Liabilities in Excess of Other Assets — (20.4)%			(134,863,993)

Net Assets — 100.0%			$661,081,998

Notes to Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Zero-coupon bond.

(f)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$5,193,025	$9,236
BNP Paribas Securities Corp.	$3,778,733	$(27,166)
Citigroup Global Markets, Inc.	$(1,593,782)	$(34,336)
Credit Suisse Securities (USA) LLC	$(295,109)	$27,064
Daiwa Capital Markets America, Inc.	$3,334,000	$2,084
Deutsche Bank Securities, Inc.	$(3,555,678)	$2,544
Goldman Sachs & Co.	$(6,873,430)	$(31,200)
J.P. Morgan Securities LLC	$(14,591,984)	$15,912
Jefferies LLC	$1,636,000	$1,022
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$14,002,346	$17,579
Mizuho Securities USA LLC	$(7,161,071)	$40,529
Morgan Stanley & Co. LLC	$(519,413)	$17,060
Nomura Securities International, Inc.	$(245,642)	$(3,607)
RBC Capital Markets, LLC	$5,000,531	$1,517
Wells Fargo Securities, LLC	$15,391,060	$(7,078)

(g)	Amount is less than $500.

(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(i)	Annualized 7-day yield as of period end.

(j)

During the period ended December 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2017	Net Activity	Shares Held at December 31, 2017	Value at December 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,571,022	(3,922,698)	1,648,324	$1,648,324	$28,318	$17	—

(a)	Includes net capital gain distributions, if applicable.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS II	DECEMBER 31, 2017	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.75%	12/29/17	1/02/18	$5,521,112	$5,521,458	U.S. Treasury Obligations	Overnight
Barclays Capital, Inc.	1.00%	12/29/17	1/02/18	5,917,170	5,917,663	U.S. Treasury Obligations	Overnight
BNP Paribas Securities Corp.	1.15%	12/29/17	1/02/18	32,604,194	32,607,318	U.S. Treasury Obligations	Overnight
BNP Paribas Securities Corp.	1.92%	12/29/17	1/02/18	7,860,000	7,861,258	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	0.75%	12/29/17	1/02/18	18,717,545	18,718,715	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.50%	12/29/17	1/02/18	10,558,000	10,559,320	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.45%	12/29/17	1/02/18	44,185,108	44,186,764	U.S. Treasury Obligations	Overnight
Total				$125,363,129	$125,372,496

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	33	March 2018	$5,049	$(11,268)
U.S. Ultra Treasury Bonds	4	March 2018	671	3,606
Euro Dollar	137	December 2018	33,515	(5,532)
Canadian Bankers Acceptance	172	December 2018	33,458	190
Euro Dollar	116	March 2020	28,321	(53,073)

				(66,077)

Short Contracts
Euro-Bund	47	March 2018	9,118	95,140
U.S. Treasury Notes (10 Year)	558	March 2018	69,218	(27,010)
Long Gilt British	49	March 2018	8,280	(110,912)
U.S. Treasury Notes (2 Year)	1	March 2018	214	(1)
U.S. Treasury Notes (5 Year)	105	March 2018	12,197	(20,375)
Euro Dollar	17	March 2019	4,156	7,203
Euro Dollar	273	December 2019	66,660	10,336

				(45,619)
Total				$(111,696)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	106,500	BRL	348,362	Barclays Bank PLC	1/04/18	$1,558
USD	76,600	BRL	254,006	BNP Paribas S.A.	1/04/18	82
USD	45,960	BRL	151,438	BNP Paribas S.A.	1/04/18	340
USD	399,100	BRL	1,315,035	BNP Paribas S.A.	1/04/18	2,953
COP	432,021,600	USD	144,000	Barclays Bank PLC	1/05/18	655
USD	72,000	MXN	1,387,747	Barclays Bank PLC	1/05/18	1,523
USD	72,000	MXN	1,387,620	Barclays Bank PLC	1/05/18	1,529
RUB	17,872,662	USD	302,000	Bank of America N.A.	1/12/18	7,666
USD	166,000	JPY	18,652,404	BNP Paribas S.A.	1/12/18	341
USD	88,130	MXN	1,679,855	Bank of America N.A.	1/12/18	2,941
USD	105,121	MXN	2,003,728	Bank of America N.A.	1/12/18	3,507

4	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	33,130,000	JPY	3,722,321,150	Bank of America N.A.	1/16/18	$64,069
ZAR	455,196	USD	35,747	Goldman Sachs International	1/17/18	927
USD	170,670	MXN	3,269,778	Barclays Bank PLC	1/22/18	5,189
IDR	1,579,456,000	USD	116,000	JPMorgan Chase Bank N.A.	1/29/18	50
INR	8,225,155	USD	127,000	Barclays Bank PLC	1/29/18	1,386
RUB	10,156,055	USD	169,000	Bank of America N.A.	1/30/18	6,591
CAD	92,479	USD	72,000	Barclays Bank PLC	2/22/18	1,627
NOK	1,203,076	USD	144,000	Bank of America N.A.	2/22/18	2,756
CAD	128,519	USD	100,000	BNP Paribas S.A.	3/21/18	2,352
EUR	170,000	CAD	255,947	Deutsche Bank AG	3/21/18	1,160
EUR	180,000	USD	213,914	HSBC Bank PLC	3/21/18	3,141
NOK	1,115,030	CAD	170,000	Bank of America N.A.	3/21/18	728
NOK	1,172,178	USD	140,000	JPMorgan Chase Bank N.A.	3/21/18	3,092
SEK	1,915,422	GBP	170,000	Morgan Stanley & Co. International PLC	3/21/18	4,519
USD	100,000	BRL	331,200	BNP Paribas S.A.	3/21/18	1,049
USD	3,658,000	MXN	71,225,540	Barclays Bank PLC	3/21/18	88,591
USD	70,000	MXN	1,352,050	Citibank N.A.	3/21/18	2,243
USD	50,000	MXN	964,803	Deutsche Bank AG	3/21/18	1,650
JPY	14,889,110	AUD	170,000	Bank of America N.A.	3/22/18	94
USD	140,000	ZAR	1,743,980	BNP Paribas S.A.	3/22/18	770
USD	1,129,325	TRY	4,386,864	BNP Paribas S.A.	6/25/18	32,418
USD	531,557	TRY	2,114,136	Citibank N.A.	6/25/18	2,931
USD	373,864	TRY	1,518,822	BNP Paribas S.A.	8/20/18	653
USD	226,043	TRY	911,293	Citibank N.A.	8/20/18	2,117
USD	290,344	TRY	1,169,885	Citibank N.A.	8/20/18	2,876

						256,074

BRL	299,693	USD	92,100	Bank of America N.A.	1/04/18	(1,819)
BRL	1,005,640	USD	307,000	BNP Paribas S.A.	1/04/18	(4,056)
BRL	275,426	USD	85,000	BNP Paribas S.A.	1/04/18	(2,030)
BRL	281,710	USD	86,000	BNP Paribas S.A.	1/04/18	(1,136)
BRL	414,274	USD	127,000	Goldman Sachs International	1/04/18	(2,202)
USD	68,940	BRL	230,067	BNP Paribas S.A.	1/04/18	(366)
MXN	2,758,596	USD	144,000	HSBC Bank PLC	1/05/18	(3,904)
USD	15,000	COP	45,277,500	BNP Paribas S.A.	1/05/18	(160)
USD	72,000	COP	217,872,000	Royal Bank of Scotland PLC	1/05/18	(951)
USD	57,000	COP	172,054,500	Royal Bank of Scotland PLC	1/05/18	(610)
USD	167,006	AUD	218,000	BNP Paribas S.A.	1/12/18	(3,090)
USD	199,648	EUR	169,000	Royal Bank of Scotland PLC	1/12/18	(3,305)
USD	367,960	ZAR	5,344,210	BNP Paribas S.A.	1/17/18	(62,614)
MXN	3,269,778	USD	174,000	Citibank N.A.	1/22/18	(8,520)
IDR	7,383,712,000	USD	544,000	Deutsche Bank AG	1/29/18	(1,482)
USD	127,000	INR	8,327,771	JPMorgan Chase Bank N.A.	1/29/18	(2,988)
BRL	1,319,584	USD	399,100	BNP Paribas S.A.	2/02/18	(2,953)
BRL	151,962	USD	45,960	BNP Paribas S.A.	2/02/18	(340)
USD	72,000	CAD	92,409	Bank of America N.A.	2/22/18	(1,571)
GBP	85,000	SEK	955,613	JPMorgan Chase Bank N.A.	3/21/18	(2,003)
GBP	85,000	SEK	954,618	JPMorgan Chase Bank N.A.	3/21/18	(1,881)
MXN	2,335,440	USD	120,000	Deutsche Bank AG	3/21/18	(2,961)
MXN	10,201,244	USD	526,000	JPMorgan Chase Bank N.A.	3/21/18	(14,773)

BLACKROCK FUNDS II	DECEMBER 31, 2017	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	1,305,000	SEK	1,307,832	Deutsche Bank AG	3/21/18	$(930)
NOK	435,000	SEK	433,695	Deutsche Bank AG	3/21/18	(34)
USD	100,000	CAD	127,107	Citibank N.A.	3/21/18	(1,228)
USD	100,000	CHF	97,410	Deutsche Bank AG	3/21/18	(564)
USD	214,233	EUR	180,000	Deutsche Bank AG	3/21/18	(2,822)
USD	117,949	NZD	170,000	Citibank N.A.	3/21/18	(2,408)
JPY	8,636,418	SEK	630,000	Deutsche Bank AG	3/22/18	(211)
JPY	5,618,845	SEK	410,000	Deutsche Bank AG	3/22/18	(153)
TRY	4,386,864	USD	1,133,337	BNP Paribas S.A.	6/25/18	(36,430)
TRY	1,845,136	USD	478,672	BNP Paribas S.A.	6/25/18	(17,307)
TRY	269,000	USD	72,091	BNP Paribas S.A.	6/25/18	(4,829)
TRY	3,571,000	USD	918,550	BNP Paribas S.A.	8/20/18	(41,070)
TRY	29,000	USD	7,665	BNP Paribas S.A.	8/20/18	(540)

						(234,241)
Net Unrealized Appreciation						$21,833

OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price		Notional Amount (000)		Value
Put
EUR Currency	One-Touch	Morgan Stanley & Co. International PLC	6/07/18	TRY	4.35	EUR	4.35	EUR	10	$1,174

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro Dollar 90-Day Futures	2,920	6/15/18	USD	98.13	USD	71,350,200	$219,000
Put
U.S. Treasury Notes (10 Year)	566	1/26/18	USD	123.00	USD	7,021,053	70,750
Euro Dollar 90-Day Futures	500	3/16/18	USD	97.75	USD	12,207,500	193,750
Total							$483,500

OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Royal Bank of Scotland PLC	2/16/18	JPY	114.00	USD	144	$619
USD Currency	Deutsche Bank AG	3/05/18	KRW	1,156.00	USD	6,819	9,329
USD Currency	Bank of America N.A.	6/13/18	CHF	1.00	USD	336	2,167
USD Currency	BNP Paribas S.A.	6/13/18	CAD	1.29	USD	672	5,958
USD Currency	Citibank N.A.	6/13/18	SEK	8.53	USD	336	2,533
USD Currency	Deutsche Bank AG	6/13/18	JPY	113.40	USD	1,008	14,037
Put
AUD Currency	HSBC Bank PLC	6/13/18	USD	0.76	AUD	1,008	8,740
EUR Currency	HSBC Bank PLC	6/13/18	USD	1.17	EUR	4,198	32,488
Total							$75,871

6	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

      OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value
Put
5-Year Interest Rate Swap, 10/18/23	2.50%	Semi-Annual	3-month LIBOR	Quarterly	Citibank N.A.	10/16/18	2.50%	USD	56,600	$351,071

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro Dollar 90-Day Futures	1,947	6/15/18	USD	97.88	USD	47,504,366	$(352,894)
Put
Euro Dollar 90-Day Futures	500	3/16/18	USD	97.50	USD	12,207,500	(50,000)
Total							$(402,894)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.29.V1	1.00%	Quarterly	12/20/22	USD 3,801	$(91,872)	$(75,211)	$(16,661)

      Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency					Value
7.36%	Monthly	28-day MXIBTIIE	Monthly	N/A	1/28/19	MXN	28,737	$10,643	$2	$10,641
3-month LIBOR	Quarterly	2.05%	Semi-Annual	11/19/18(a)	11/19/19	USD	170,580	(296,041)	1,707	(297,748)
3-month LIBOR	Quarterly	2.05%	Semi-Annual	11/19/18(a)	11/19/19	USD	88,580	(158,032)	887	(158,919)
3-month LIBOR	Quarterly	2.16%	Semi-Annual	12/06/18(a)	12/06/19	USD	85,430	(64,317)	881	(65,198)
28-day MXIBTIIE	Monthly	7.32%	Monthly	N/A	2/20/20	MXN	24,281	(16,725)	10	(16,735)
28-day MXIBTIIE	Monthly	7.16%	Monthly	N/A	4/29/20	MXN	22,860	(20,402)	11	(20,413)
1.37%	Quarterly	3-month LIBOR	Quarterly	N/A	11/30/20	USD	10,970	240,541	88	240,453
3-month LIBOR	Quarterly	2.24%	Semi-Annual	11/1/19(a)	11/01/21	USD	17,985	(34,384)	202	(34,586)
2.27%	Semi-Annual	3-month LIBOR	Quarterly	11/19/20(a)	11/19/21	USD	177,980	143,682	1,842	141,840
2.28%	Semi-Annual	3-month LIBOR	Quarterly	11/19/20(a)	11/19/21	USD	92,150	66,878	954	65,924
2.34%	Semi-Annual	3-month LIBOR	Quarterly	12/07/20(a)	12/07/21	USD	89,430	19,992	939	19,053
3-month LIBOR	Quarterly	2.31%	Semi-Annual	12/09/19(a)	12/08/21	USD	35,370	(25,242)	407	(25,649)
3-month LIBOR	Quarterly	2.39%	Semi-Annual	12/19/19(a)	12/19/21	USD	17,510	12,382	203	12,179

BLACKROCK FUNDS II	DECEMBER 31, 2017	7

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency					Value
28-day MXIBTIIE	Monthly	7.45%	Monthly	N/A	3/07/22	MXN	8,214	$(6,269)	$(5)	$(6,264)
28-day MXIBTIIE	Monthly	7.48%	Monthly	N/A	3/07/22	MXN	4,107	(2,868)	3	(2,871)
28-day MXIBTIIE	Monthly	7.47%	Monthly	N/A	3/07/22	MXN	4,107	(2,943)	3	(2,946)
3-month LIBOR	Quarterly	1.84%	Semi-Annual	N/A	8/23/22	USD	5,100	(60,842)	63	(60,905)
3-month LIBOR	Quarterly	1.88%	Semi-Annual	N/A	9/18/22	USD	3,100	(33,317)	39	(33,356)
3-month LIBOR	Quarterly	1.98%	Semi-Annual	N/A	9/22/22	USD	7,500	(48,064)	94	(48,158)
7.13%	Monthly	28-day MXIBTIIE	Monthly	N/A	10/07/22	MXN	3,199	4,698	2	4,696
7.14%	Monthly	28-day MXIBTIIE	Monthly	N/A	10/10/22	MXN	1,293	1,873	—	1,873
7.11%	Monthly	28-day MXIBTIIE	Monthly	N/A	10/14/22	MXN	4,224	6,443	(2)	6,445
7.11%	Monthly	28-day MXIBTIIE	Monthly	N/A	10/14/22	MXN	3,205	4,855	(2)	4,857
3-month LIBOR	Quarterly	2.23%	Semi-Annual	N/A	12/20/22	USD	5,700	(802)	74	(876)
3-month LIBOR	Quarterly	2.13%	Semi-Annual	N/A	8/25/25	USD	130	(981)	2	(983)
2.38%	Semi-Annual	3-month LIBOR	Quarterly	N/A	4/24/45	USD	1,225	37,974	27	37,947
2.39%	Semi-Annual	3-month LIBOR	Quarterly	N/A	4/24/45	USD	1,220	35,139	27	35,112
3-month LIBOR	Quarterly	2.83%	Quarterly	N/A	7/10/45	USD	2,350	165,550	47	165,503
Total								$(20,579)	$8,505	$(29,084)

(a)	Forward swap.

      Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund			Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference Index	Frequency	Rate	Frequency	Termination Date			Value
UK RPI All Items Monthly	At Termination	3.46%	At Termination	10/15/26	GBP	1,700	$20,400	$20	$20,380

8	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

      OTC Credit Default Swaps — Buy Protection

Reference Obligation/ Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of the Philippines	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	2,678	$(51,771)	$(40,565)	$(11,206)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	12/20/22	USD	272	714	1,223	(509)
Total							$(51,057)	$(39,342)	$(11,715)

      OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
9.99%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	1/02/18	BRL	3,258	$(7,072)	—	$(7,072)
8.98%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	1/02/18	BRL	1,008	(363)	—	(363)
9.98%	At Termination	1-day BZDIOVER	At Termination	JPMorgan Chase Bank N.A.	1/02/18	BRL	3,258	(5,142)	—	(5,142)
28-day MXIBTIIE	Monthly	7.07%	Monthly	Citibank N.A.	11/21/18	MXN	9,141	(4,071)	—	(4,071)
28-day MXIBTIIE	Monthly	7.06%	Monthly	JPMorgan Chase Bank N.A.	11/21/18	MXN	10,969	(4,936)	—	(4,936)
28-day MXIBTIIE	Monthly	6.98%	Monthly	Citibank N.A.	11/28/18	MXN	15,600	(7,677)	$(13)	(7,664)
28-day MXIBTIIE	Monthly	6.98%	Monthly	JPMorgan Chase Bank N.A.	11/28/18	MXN	8,850	(4,355)	(8)	(4,347)
7.75%	At Termination	1-day BZDIOVER	At Termination	Bank of America N.A.	1/02/19	BRL	2,715	(6,996)	—	(6,996)
7.02%	At Termination	1-day BZDIOVER	At Termination	Bank of America N.A.	1/02/19	BRL	4,209	(1,929)	—	(1,929)
1-day BZDIOVER	At Termination	9.25%	At Termination	Citibank N.A.	1/02/19	BRL	2,759	21,365	—	21,365
8.00%	At Termination	1-day BZDIOVER	At Termination	Citibank N.A.	1/02/19	BRL	2,700	(9,344)	—	(9,344)
1-day BZDIOVER	At Termination	9.28%	At Termination	JPMorgan Chase Bank N.A.	1/02/19	BRL	2,619	20,557	—	20,557
1-day BZDIOVER	At Termination	8.21%	At Termination	Bank of America N.A.	1/02/20	BRL	2,823	3,294	—	3,294
1-day BZDIOVER	At Termination	9.14%	At Termination	Bank of America N.A.	1/04/21	BRL	1,205	3,401	—	3,401
1-day BZDIOVER	At Termination	9.61%	At Termination	Bank of America N.A.	1/02/23	BRL	633	(454)	—	(454)
1-day BZDIOVER	At Termination	9.84%	At Termination	Citibank N.A.	1/02/23	BRL	1,203	3,391	—	3,391
1-day BZDIOVER	At Termination	9.85%	At Termination	Citibank N.A.	1/02/23	BRL	633	1,864	—	1,864
28-day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	8/06/25	MXN	5,716	(27,100)	(20)	(27,080)
6.31%	Monthly	28-day MXIBTIIE	Monthly	Deutsche Bank AG	8/11/25	MXN	7,502	35,863	31	35,832
Total								$10,296	$(10)	$10,306

BLACKROCK FUNDS II	DECEMBER 31, 2017	9

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

      The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$32,208,684	$1,974,334	$34,183,018
Foreign Agency Obligations	—	331,800	—	331,800
Foreign Government Obligations	—	39,850,029	—	39,850,029
Non-Agency Mortgage-Backed Securities	—	22,842,704	—	22,842,704
U.S. Government Sponsored Agency Securities	—	512,247,590	—	512,247,590
U.S. Treasury Obligations	—	386,543,880	—	386,543,880
Short-Term Securities	$1,648,324	—	—	1,648,324
Options Purchased:
Foreign currency exchange contracts	—	77,045	—	77,045
Interest rate contracts	483,500	351,071	—	834,571
Liabilities:
Investments:
TBA Sale Commitments	—	(202,210,076)	—	(202,210,076)

Total	$2,131,824	$792,242,727	$1,974,334	$796,348,885

Derivative Financial Instruments[1]
Assets:
Foreign Currency Exchange Contracts	—	$256,074	—	$256,074
Interest rate contracts	$116,475	836,227	—	952,702
Other contracts	—	20,380	—	20,380
Liabilities:
Credit contracts	—	(28,376)	—	(28,376)
Foreign Currency Exchange Contracts	—	(234,241)	—	(234,241)
Interest rate contracts	(631,065)	(855,005)	—	(1,486,070)

Total	$(514,590)	$(4,941)	—	$(519,531)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

10	BLACKROCK FUNDS II	DECEMBER 31, 2017

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $125,372,496 are categorized as Level 2 within the disclosure hierarchy.

During the period ended December 31, 2017, there were no transfers between Level 1 and Level 2.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Asset-Backed Securities
Assets:
Opening Balance, as of September 30, 2017	$1,973,349
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	985
Purchases	—
Sales	—

Closing Balance, as of December 31, 2017	$1,974,334

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017[1]	$985

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

BLACKROCK FUNDS II	DECEMBER 31, 2017	11

Item 2 — Controls and Procedures

2(a) —	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: February 22, 2018